                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:  September 30, 2009
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2009

SUNAMERICA
Equity Funds

[LOGO]

        September 30, 2009                                         ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Disciplined Growth Fund (TXMAX)

SunAmerica International Small-Cap Fund (SAESX)

                        Table of Contents


          SHAREHOLDER LETTER......................................   2
          EXPENSE EXAMPLE.........................................   3
          STATEMENT OF ASSETS AND LIABILITIES.....................   6
          STATEMENT OF OPERATIONS.................................  10
          STATEMENT OF CHANGES IN NET ASSETS......................  12
          FINANCIAL HIGHLIGHTS....................................  15
          PORTFOLIO OF INVESTMENTS................................  24
          NOTES TO FINANCIAL STATEMENTS...........................  68
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  94
          APPROVAL OF ADVISORY AGREEMENTS.........................  95
          TRUSTEE AND OFFICER INFORMATION......................... 101
          SHAREHOLDER TAX INFORMATION............................. 104
          COMPARISONS: FUNDS vs. INDEXES.......................... 107

        Shareholder Letter

Dear Shareholder:

We are pleased to provide you with the Annual Report for SunAmerica Equity Funds for the fiscal year ended September 30, 2009. On the following pages, you will find the financial statements and Fund information for each of the SunAmerica Equity Funds. You will also find detailed commentary from the individual portfolio managers of the Funds.

During the market and economic turmoil at the beginning of the fiscal year, the portfolio managers sought to maintain a relatively defensive posture and, as a result, the funds were well-positioned to capitalize on the market recovery on a year-to-date basis through the end of the period. You can read more fund-specific information in the following pages.

The Funds' fiscal year, specifically the fourth quarter of 2008 continuing into the early months of 2009, was a period of enormous economic uncertainty and pessimism, as the U.S. and global economy continued to deteriorate. Unemployment rose, housing prices plunged, credit markets deteriorated and consumer confidence eroded. Despite massive government bailouts, stimulus programs, interest rate reductions and other interventions--both in the U.S. and abroad--virtually all assets classes faced a challenging investment environment.

The markets abruptly changed course in March buoying many asset classes. Talk of "green shoots," while not demonstrating economic growth, suggested that the economy was stabilizing. The Federal government continued to actively participate in the economy, initiating bankruptcy filings by Chrysler and General Motors and introducing a wide-ranging proposal to reform regulations for the financial markets.

This dichotomy was clearly illustrated in the markets. The total return for the Standard & Poor's (S&P) 500(R) Index* was -6.91% for the entire twelve-month fiscal year. In the first six months of the fiscal year, the S&P 500 returned -30.54%; while in the second half of the period it rebounded to return 34.02%.

Nevertheless, lingering concerns remained whether the economy would continue to stabilize or return to declining growth as many of the recent improvements occurred in the face of continuing weak economic data: job losses increased more than expected with the unemployment rate approaching 10%; consumer confidence and spending remained sluggish; and housing markets generally continued to disappoint.

Continued uncertainty has understandably shaken the confidence of many investors who may question their ability to make the right investment decisions. But now, more than ever, it is important to stick to investment fundamentals and have a long-term strategy. Meet with your financial adviser. Review your goals and time horizons. Now is as good of a time as any to take greater control of your financial future.

Thank you for your continued confidence in our ability to help you meet your investment goals. If you have any questions regarding our products, please contact your financial adviser or contact us directly at 800-858-8850 or www.sunamericafunds.com.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

John Massey                Brendan Voege              Andy Sheridan              Robin Thorn
Steve Neimeth              Karen Forte                Jay Merchant               Chantal Brennan
Jay Rushin                 Sarah Kallok               Soraya Benitez             Robert Vanden Assern
Ben Barrett                Kara Murphy                Mike Beaulieu

--------
Past performance does not guarantee future results.

* The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2009 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2009 and held until September 30, 2009.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2009" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended September 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended September 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2009 -- (unaudited) (continued)


                                                 Actual                                  Hypothetical
                               ------------------------------------------ ------------------------------------------
                                                                                        Ending Account
                                             Ending Account Expense Paid                 Value using   Expense Paid
                                              Value Using    During the                 a Hypothetical  During the
                                 Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months
                               Account Value   Return at        Ended     Account Value   Return at        Ended
                                at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,
Fund                               2009           2009          2009          2009           2009          2009
----                           ------------- -------------- ------------- ------------- -------------- -------------
Blue Chip Growth Fund#@
  Class A.....................   $1,000.00     $1,295.76       $10.19       $1,000.00     $1,016.19       $ 8.95
  Class B.....................   $1,000.00     $1,291.93       $14.08       $1,000.00     $1,012.78       $12.36
  Class C.....................   $1,000.00     $1,291.84       $14.08       $1,000.00     $1,012.78       $12.36
  Class I.....................   $1,000.00     $1,299.12       $ 7.67       $1,000.00     $1,018.40       $ 6.73
Growth Opportunities Fund#@
  Class A.....................   $1,000.00     $1,448.28       $10.43       $1,000.00     $1,016.55       $ 8.59
  Class B.....................   $1,000.00     $1,445.07       $14.28       $1,000.00     $1,013.39       $11.76
  Class C.....................   $1,000.00     $1,444.32       $14.34       $1,000.00     $1,013.34       $11.81
  Class I.....................   $1,000.00     $1,453.41       $ 8.06       $1,000.00     $1,018.50       $ 6.63
New Century Fund#@
  Class A.....................   $1,000.00     $1,339.45       $10.15       $1,000.00     $1,016.39       $ 8.74
  Class B.....................   $1,000.00     $1,335.56       $13.70       $1,000.00     $1,013.34       $11.81
  Class C.....................   $1,000.00     $1,335.09       $12.41       $1,000.00     $1,014.44       $10.71
Growth and Income Fund#@
  Class A.....................   $1,000.00     $1,298.05       $ 9.91       $1,000.00     $1,016.44       $ 8.69
  Class B.....................   $1,000.00     $1,291.99       $14.08       $1,000.00     $1,012.78       $12.36
  Class C.....................   $1,000.00     $1,293.13       $13.74       $1,000.00     $1,013.09       $12.06
  Class I.....................   $1,000.00     $1,300.61       $ 7.61       $1,000.00     $1,018.45       $ 6.68
Balanced Assets Fund#@
  Class A.....................   $1,000.00     $1,225.65       $ 9.60       $1,000.00     $1,016.44       $ 8.69
  Class B.....................   $1,000.00     $1,221.70       $13.59       $1,000.00     $1,012.84       $12.31
  Class C.....................   $1,000.00     $1,221.26       $13.53       $1,000.00     $1,012.89       $12.26
  Class I.....................   $1,000.00     $1,228.94       $ 7.43       $1,000.00     $1,018.40       $ 6.73
International Equity Fund#@
  Class A.....................   $1,000.00     $1,486.52       $11.72       $1,000.00     $1,015.64       $ 9.50
  Class B.....................   $1,000.00     $1,482.71       $15.87       $1,000.00     $1,012.28       $12.86
  Class C.....................   $1,000.00     $1,481.99       $15.87       $1,000.00     $1,012.28       $12.86
  Class I.....................   $1,000.00     $1,488.52       $11.23       $1,000.00     $1,016.04       $ 9.10
Value Fund#@
  Class A.....................   $1,000.00     $1,292.22       $ 9.37       $1,000.00     $1,016.90       $ 8.24
  Class B.....................   $1,000.00     $1,289.54       $13.09       $1,000.00     $1,013.64       $11.51
  Class C.....................   $1,000.00     $1,288.27       $13.08       $1,000.00     $1,013.64       $11.51
  Class I.....................   $1,000.00     $1,292.92       $ 8.79       $1,000.00     $1,017.40       $ 7.74
  Class Z.....................   $1,000.00     $1,296.80       $ 6.10       $1,000.00     $1,019.75       $ 5.37
Disciplined Growth Fund#@
  Class A.....................   $1,000.00     $1,281.52       $ 8.29       $1,000.00     $1,017.80       $ 7.33
  Class B.....................   $1,000.00     $1,277.20       $11.99       $1,000.00     $1,014.54       $10.61
  Class C.....................   $1,000.00     $1,278.14       $11.99       $1,000.00     $1,014.54       $10.61
International Small-Cap Fund#
  Class A.....................   $1,000.00     $1,476.11       $11.79       $1,000.00     $1,015.54       $ 9.60
  Class B.....................   $1,000.00     $1,472.07       $15.80       $1,000.00     $1,012.28       $12.86
  Class C.....................   $1,000.00     $1,470.27       $15.79       $1,000.00     $1,012.28       $12.86




                                  Expense
                                   Ratio
                                   as of
                               September 30,
Fund                               2009*
----                           -------------
Blue Chip Growth Fund#@
  Class A.....................     1.77%
  Class B.....................     2.45%
  Class C.....................     2.45%
  Class I.....................     1.33%
Growth Opportunities Fund#@
  Class A.....................     1.70%
  Class B.....................     2.33%
  Class C.....................     2.34%
  Class I.....................     1.31%
New Century Fund#@
  Class A.....................     1.73%
  Class B.....................     2.34%
  Class C.....................     2.12%
Growth and Income Fund#@
  Class A.....................     1.72%
  Class B.....................     2.45%
  Class C.....................     2.39%
  Class I.....................     1.32%
Balanced Assets Fund#@
  Class A.....................     1.72%
  Class B.....................     2.44%
  Class C.....................     2.43%
  Class I.....................     1.33%
International Equity Fund#@
  Class A.....................     1.88%
  Class B.....................     2.55%
  Class C.....................     2.55%
  Class I.....................     1.80%
Value Fund#@
  Class A.....................     1.63%
  Class B.....................     2.28%
  Class C.....................     2.28%
  Class I.....................     1.53%
  Class Z.....................     1.06%
Disciplined Growth Fund#@
  Class A.....................     1.45%
  Class B.....................     2.10%
  Class C.....................     2.10%
International Small-Cap Fund#
  Class A.....................     1.90%
  Class B.....................     2.55%
  Class C.....................     2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2009" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2009" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2009 -- (unaudited) (continued)


                                              Actual                                  Hypothetical
                            ------------------------------------------ ------------------------------------------
                                                                                     Ending Account
                                          Ending Account Expense Paid                 Value using   Expense Paid
                                           Value Using    During the                 a Hypothetical  During the      Expense
                              Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                            Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                             at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                            2009           2009          2009          2009           2009          2009          2009*
----                        ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund#
  Class A..................   $1,000.00     $1,295.76       $10.19       $1,000.00     $1,016.19       $ 8.95         1.77%
  Class B..................   $1,000.00     $1,291.93       $14.08       $1,000.00     $1,012.78       $12.36         2.45%
  Class C..................   $1,000.00     $1,291.84       $14.08       $1,000.00     $1,012.78       $12.36         2.45%
  Class I..................   $1,000.00     $1,299.12       $ 7.67       $1,000.00     $1,018.40       $ 6.73         1.33%
Growth Opportunities Fund#
  Class A..................   $1,000.00     $1,448.28       $10.31       $1,000.00     $1,016.65       $ 8.49         1.68%
  Class B..................   $1,000.00     $1,445.07       $14.22       $1,000.00     $1,013.44       $11.71         2.32%
  Class C..................   $1,000.00     $1,444.32       $14.28       $1,000.00     $1,013.39       $11.76         2.33%
  Class I..................   $1,000.00     $1,453.41       $ 8.00       $1,000.00     $1,018.55       $ 6.58         1.30%
New Century Fund#
  Class A..................   $1,000.00     $1,339.45       $10.03       $1,000.00     $1,016.50       $ 8.64         1.71%
  Class B..................   $1,000.00     $1,335.56       $13.58       $1,000.00     $1,013.44       $11.71         2.32%
  Class C..................   $1,000.00     $1,335.09       $12.29       $1,000.00     $1,014.54       $10.61         2.10%
Growth and Income Fund#
  Class A..................   $1,000.00     $1,298.05       $ 9.85       $1,000.00     $1,016.50       $ 8.64         1.71%
  Class B..................   $1,000.00     $1,291.99       $14.02       $1,000.00     $1,012.84       $12.31         2.44%
  Class C..................   $1,000.00     $1,293.13       $13.68       $1,000.00     $1,013.14       $12.01         2.38%
  Class I..................   $1,000.00     $1,300.61       $ 7.56       $1,000.00     $1,018.50       $ 6.63         1.31%
Balanced Assets Fund#
  Class A..................   $1,000.00     $1,225.65       $ 9.54       $1,000.00     $1,016.50       $ 8.64         1.71%
  Class B..................   $1,000.00     $1,221.70       $13.53       $1,000.00     $1,012.89       $12.26         2.43%
  Class C..................   $1,000.00     $1,221.26       $13.48       $1,000.00     $1,012.94       $12.21         2.42%
  Class I..................   $1,000.00     $1,228.94       $ 7.38       $1,000.00     $1,018.45       $ 6.68         1.32%
International Equity Fund#
  Class A..................   $1,000.00     $1,486.52       $11.72       $1,000.00     $1,015.64       $ 9.50         1.88%
  Class B..................   $1,000.00     $1,482.71       $15.87       $1,000.00     $1,012.28       $12.86         2.55%
  Class C..................   $1,000.00     $1,481.99       $15.87       $1,000.00     $1,012.28       $12.86         2.55%
  Class I..................   $1,000.00     $1,488.52       $11.23       $1,000.00     $1,016.04       $ 9.10         1.80%
Value Fund#
  Class A..................   $1,000.00     $1,292.22       $ 9.25       $1,000.00     $1,017.00       $ 8.14         1.61%
  Class B..................   $1,000.00     $1,289.54       $12.97       $1,000.00     $1,013.74       $11.41         2.26%
  Class C..................   $1,000.00     $1,288.27       $12.96       $1,000.00     $1,013.74       $11.41         2.26%
  Class I..................   $1,000.00     $1,292.92       $ 8.68       $1,000.00     $1,017.50       $ 7.64         1.51%
  Class Z..................   $1,000.00     $1,296.80       $ 5.99       $1,000.00     $1,019.85       $ 5.27         1.04%
Disciplined Growth Fund#
  Class A..................   $1,000.00     $1,281.52       $ 8.29       $1,000.00     $1,017.80       $ 7.33         1.45%
  Class B..................   $1,000.00     $1,277.20       $11.99       $1,000.00     $1,014.54       $10.61         2.10%
  Class C..................   $1,000.00     $1,278.14       $11.99       $1,000.00     $1,014.54       $10.61         2.10%

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2009

                                                                                             Growth
                                                                              Blue Chip   Opportunities   New Century
                                                                             Growth Fund      Fund           Fund
                                                                            ------------  -------------  -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........... $ 41,055,370  $  25,046,238  $  29,690,096
Short-term investment securities, at market value (unaffiliated)*..........           --             --             --
Repurchase agreements (cost approximates market value).....................    1,005,000      8,073,000      7,753,000
                                                                            ------------  -------------  -------------
  Total investments........................................................   42,060,370     33,119,238     37,443,096
                                                                            ------------  -------------  -------------
Cash.......................................................................          703            242            663
Foreign cash*..............................................................           --             --             --
Receivable for:
  Fund shares sold.........................................................          677         48,168          1,077
  Dividends and interest...................................................       15,788          3,400          5,550
  Investments sold.........................................................      281,486        504,675        590,642
Prepaid expenses and other assets..........................................        4,562          4,275         41,077
Due from investment adviser for expense reimbursements/fee waivers.........        1,102          5,391          2,453
                                                                            ------------  -------------  -------------
Total assets...............................................................   42,364,688     33,685,389     38,084,558
                                                                            ------------  -------------  -------------
LIABILITIES:
Payable for:
  Fund shares redeemed.....................................................        6,683        112,315         35,769
  Investments purchased....................................................      123,664        459,550        518,905
  Investment advisory and management fees..................................       25,665         19,631         22,684
  Distribution and service maintenance fees................................       15,832         13,345         12,968
  Transfer agent fees and expenses.........................................       18,230         15,798         20,989
  Trustees' fees and expenses..............................................        4,843          3,708          8,036
  Other accrued expenses...................................................       76,425         83,736         99,406
  Accrued foreign tax on capital gains.....................................           --             --             --
                                                                            ------------  -------------  -------------
Total liabilities..........................................................      271,342        708,083        718,757
                                                                            ------------  -------------  -------------
Net Assets................................................................. $ 42,093,346  $  32,977,306  $  37,365,801
                                                                            ============  =============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................. $     30,068  $      23,250  $      32,616
Paid-in capital............................................................  100,443,295    235,037,023    158,058,431
                                                                            ------------  -------------  -------------
                                                                             100,473,363    235,060,273    158,091,047
Accumulated undistributed net investment income (loss).....................       (4,351)        (3,979)        (7,488)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..............................................................  (60,513,958)  (204,355,076)  (123,151,622)
Unrealized appreciation (depreciation) on investments......................    2,138,292      2,276,088      2,433,864
Unrealized foreign exchange gain (loss) on other assets and liabilities....           --             --             --
Accrued capital gains tax on unrealized appreciation (depreciation)........           --             --             --
                                                                            ------------  -------------  -------------
Net Assets................................................................. $ 42,093,346  $  32,977,306  $  37,365,801
                                                                            ============  =============  =============
*Cost
  Long-term investment securities (unaffiliated)........................... $ 38,917,078  $  22,770,150  $  27,256,232
                                                                            ============  =============  =============
  Short-term investment securities (unaffiliated).......................... $         --  $          --  $          --
                                                                            ============  =============  =============
  Foreign cash............................................................. $         --  $          --  $          --
                                                                            ============  =============  =============

                                                                             Growth and     Balanced
                                                                             Income Fund   Assets Fund
                                                                            ------------  ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........... $ 51,535,953  $ 85,284,783
Short-term investment securities, at market value (unaffiliated)*..........           --            --
Repurchase agreements (cost approximates market value).....................      404,000     4,205,000
                                                                            ------------  ------------
  Total investments........................................................   51,939,953    89,489,783
                                                                            ------------  ------------
Cash.......................................................................          649         2,911
Foreign cash*..............................................................           --            --
Receivable for:
  Fund shares sold.........................................................       20,083        12,103
  Dividends and interest...................................................       86,617       463,211
  Investments sold.........................................................      186,325       754,004
Prepaid expenses and other assets..........................................        3,323         3,291
Due from investment adviser for expense reimbursements/fee waivers.........          219           292
                                                                            ------------  ------------
Total assets...............................................................   52,237,169    90,725,595
                                                                            ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.....................................................       56,291        45,001
  Investments purchased....................................................           --     1,211,600
  Investment advisory and management fees..................................       31,899        54,573
  Distribution and service maintenance fees................................       23,243        32,773
  Transfer agent fees and expenses.........................................       24,823        35,723
  Trustees' fees and expenses..............................................        5,314        12,054
  Other accrued expenses...................................................       73,496       112,968
  Accrued foreign tax on capital gains.....................................           --            --
                                                                            ------------  ------------
Total liabilities..........................................................      215,066     1,504,692
                                                                            ------------  ------------
Net Assets................................................................. $ 52,022,103  $ 89,220,903
                                                                            ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................. $     49,789  $     71,822
Paid-in capital............................................................  110,506,205   177,376,190
                                                                            ------------  ------------
                                                                             110,555,994   177,448,012
Accumulated undistributed net investment income (loss).....................      425,791        51,721
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..............................................................  (61,137,303)  (91,075,512)
Unrealized appreciation (depreciation) on investments......................    2,177,621     2,796,682
Unrealized foreign exchange gain (loss) on other assets and liabilities....           --            --
Accrued capital gains tax on unrealized appreciation (depreciation)........           --            --
                                                                            ------------  ------------
Net Assets................................................................. $ 52,022,103  $ 89,220,903
                                                                            ============  ============
*Cost
  Long-term investment securities (unaffiliated)........................... $ 49,358,332  $ 82,488,101
                                                                            ============  ============
  Short-term investment securities (unaffiliated).......................... $         --  $         --
                                                                            ============  ============
  Foreign cash............................................................. $         --  $         --
                                                                            ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2009 -- (continued)

                                                                                                   Growth
                                                                                     Blue Chip  Opportunities New Century
                                                                                    Growth Fund     Fund         Fund
                                                                                    ----------- ------------- -----------
Class A (unlimited shares authorized):
Net assets......................................................................... $34,503,105  $25,063,391  $32,900,528
Shares of beneficial interest issued and outstanding...............................   2,401,105    1,704,499    2,817,030
Net asset value and redemption price per share..................................... $     14.37  $     14.70  $     11.68
Maximum sales charge (5.75% of offering price).....................................        0.88         0.90         0.71
                                                                                    -----------  -----------  -----------
Maximum offering price to public................................................... $     15.25  $     15.60  $     12.39
                                                                                    ===========  ===========  ===========
Class B (unlimited shares authorized):
Net assets......................................................................... $ 4,871,885  $ 4,298,191  $ 2,566,115
Shares of beneficial interest issued and outstanding...............................     390,487      336,931      256,958
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge.................................................. $     12.48  $     12.76  $      9.99
                                                                                    ===========  ===========  ===========
Class C (unlimited shares authorized):
Net assets......................................................................... $ 2,342,974  $ 3,545,510  $ 1,899,158
Shares of beneficial interest issued and outstanding...............................     189,680      278,892      187,605
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $     12.35  $     12.71  $     10.12
                                                                                    ===========  ===========  ===========
Class I (unlimited shares authorized):
Net assets......................................................................... $   375,382  $    70,214  $        --
Shares of beneficial interest issued and outstanding...............................      25,566        4,642           --
Net asset value, offering and redemption price per share........................... $     14.68  $     15.13  $        --
                                                                                    ===========  ===========  ===========
Class Z (unlimited shares authorized):
Net assets......................................................................... $        --  $        --  $        --
Shares of beneficial interest issued and outstanding...............................          --           --           --
Net asset value, offering and redemption price per share........................... $        --  $        --  $        --
                                                                                    ===========  ===========  ===========

                                                                                    Growth and   Balanced
                                                                                    Income Fund Assets Fund
                                                                                    ----------- -----------
Class A (unlimited shares authorized):
Net assets......................................................................... $36,094,633 $74,938,352
Shares of beneficial interest issued and outstanding...............................   3,383,624   6,031,924
Net asset value and redemption price per share..................................... $     10.67 $     12.42
Maximum sales charge (5.75% of offering price).....................................        0.65        0.76
                                                                                    ----------- -----------
Maximum offering price to public................................................... $     11.32 $     13.18
                                                                                    =========== ===========
Class B (unlimited shares authorized):
Net assets......................................................................... $ 5,178,250 $ 6,256,446
Shares of beneficial interest issued and outstanding...............................     517,811     504,353
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge.................................................. $     10.00 $     12.40
                                                                                    =========== ===========
Class C (unlimited shares authorized):
Net assets......................................................................... $10,580,968 $ 7,534,803
Shares of beneficial interest issued and outstanding...............................   1,061,749     606,431
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      9.97 $     12.42
                                                                                    =========== ===========
Class I (unlimited shares authorized):
Net assets......................................................................... $   168,252 $   491,302
Shares of beneficial interest issued and outstanding...............................      15,681      39,521
Net asset value, offering and redemption price per share........................... $     10.73 $     12.43
                                                                                    =========== ===========
Class Z (unlimited shares authorized):
Net assets......................................................................... $        -- $        --
Shares of beneficial interest issued and outstanding...............................          --          --
Net asset value, offering and redemption price per share........................... $        -- $        --
                                                                                    =========== ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2009 -- (continued)

                                                                                               International
                                                                                                Equity Fund    Value Fund
                                                                                               -------------  ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.............................. $ 160,054,220  $ 93,050,457
Short-term investment securities, at market value (unaffiliated)*.............................            --            --
Repurchase agreements (cost approximates market value)........................................     2,725,000     1,783,000
                                                                                               -------------  ------------
  Total investments...........................................................................   162,779,220    94,833,457
                                                                                               -------------  ------------
Cash..........................................................................................           943           853
Foreign cash*.................................................................................       679,282            --
Receivable for:
  Fund shares sold............................................................................       115,224           794
  Dividends and interest......................................................................       696,285       181,012
  Investments sold............................................................................     6,342,299            --
Prepaid expenses and other assets.............................................................         3,910        15,850
Due from investment adviser for expense reimbursements/fee waivers............................         3,526         8,503
                                                                                               -------------  ------------
Total assets..................................................................................   170,620,689    95,040,469
                                                                                               -------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed........................................................................       413,860       244,461
  Investments purchased.......................................................................     4,549,777       701,108
  Investment advisory and management fees.....................................................       134,517        77,168
  Distribution and service maintenance fees...................................................        66,931        32,110
  Transfer agent fees and expenses............................................................        54,019        34,200
  Trustees' fees and expenses.................................................................         3,901         5,022
  Other accrued expenses......................................................................       142,674        82,236
  Accrued foreign tax on capital gains........................................................        29,518            --
                                                                                               -------------  ------------
Total liabilities.............................................................................     5,395,197     1,176,305
                                                                                               -------------  ------------
Net Assets.................................................................................... $ 165,225,492  $ 93,864,164
                                                                                               =============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value................................................ $     145,309  $     87,300
Paid-in capital...............................................................................   267,043,190   145,809,647
                                                                                               -------------  ------------
                                                                                                 267,188,499   145,896,947
Accumulated undistributed net investment income (loss)........................................       (19,128)      795,352
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..........................  (121,170,750)  (56,226,851)
Unrealized appreciation (depreciation) on investments.........................................    19,238,061     3,398,716
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................        18,328            --
Accrued capital gains tax on unrealized appreciation (depreciation)...........................       (29,518)           --
                                                                                               -------------  ------------
Net Assets.................................................................................... $ 165,225,492  $ 93,864,164
                                                                                               =============  ============
*Cost
  Long-term investment securities (unaffiliated).............................................. $ 140,816,159  $ 89,651,741
                                                                                               =============  ============
  Short-term investment securities (unaffiliated)............................................. $          --  $         --
                                                                                               =============  ============
  Foreign cash................................................................................ $     670,085  $         --
                                                                                               =============  ============

                                                                                                Disciplined  International
                                                                                                Growth Fund  Small-Cap Fund
                                                                                               ------------  --------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.............................. $ 24,019,882   $ 66,097,988
Short-term investment securities, at market value (unaffiliated)*.............................           --      2,972,000
Repurchase agreements (cost approximates market value)........................................      160,000             --
                                                                                               ------------   ------------
  Total investments...........................................................................   24,179,882     69,069,988
                                                                                               ------------   ------------
Cash..........................................................................................          668            469
Foreign cash*.................................................................................       56,999        505,782
Receivable for:
  Fund shares sold............................................................................           89            233
  Dividends and interest......................................................................       24,159        126,355
  Investments sold............................................................................           --         61,153
Prepaid expenses and other assets.............................................................       22,099          2,340
Due from investment adviser for expense reimbursements/fee waivers............................       10,516         30,400
                                                                                               ------------   ------------
Total assets..................................................................................   24,294,412     69,796,720
                                                                                               ------------   ------------
LIABILITIES:
Payable for:
  Fund shares redeemed........................................................................       51,760         33,721
  Investments purchased.......................................................................           --         36,625
  Investment advisory and management fees.....................................................       16,782         64,552
  Distribution and service maintenance fees...................................................       12,621         20,182
  Transfer agent fees and expenses............................................................        6,791         14,225
  Trustees' fees and expenses.................................................................        1,985            314
  Other accrued expenses......................................................................       62,216         87,493
  Accrued foreign tax on capital gains........................................................           --         11,198
                                                                                               ------------   ------------
Total liabilities.............................................................................      152,155        268,310
                                                                                               ------------   ------------
Net Assets.................................................................................... $ 24,142,257   $ 69,528,410
                                                                                               ============   ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value................................................ $     23,679   $     83,401
Paid-in capital...............................................................................   64,141,452     65,715,203
                                                                                               ------------   ------------
                                                                                                 64,165,131     65,798,604
Accumulated undistributed net investment income (loss)........................................       14,622        539,348
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short, and foreign exchange transactions..........................  (43,467,657)   (12,582,645)
Unrealized appreciation (depreciation) on investments.........................................    3,426,340     15,777,324
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................        3,821          6,911
Accrued capital gains tax on unrealized appreciation (depreciation)...........................           --        (11,132)
                                                                                               ------------   ------------
Net Assets.................................................................................... $ 24,142,257   $ 69,528,410
                                                                                               ============   ============
*Cost
  Long-term investment securities (unaffiliated).............................................. $ 20,593,542   $ 50,320,664
                                                                                               ============   ============
  Short-term investment securities (unaffiliated)............................................. $         --   $  2,972,000
                                                                                               ============   ============
  Foreign cash................................................................................ $     53,266   $    499,832
                                                                                               ============   ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2009 -- (continued)

                                                                                                        International
                                                                                                         Equity Fund  Value Fund
                                                                                                        ------------- -----------
Class A (unlimited shares authorized):
Net assets............................................................................................. $122,342,612  $52,112,252
Shares of beneficial interest issued and outstanding...................................................   10,562,742    4,829,038
Net asset value and redemption price per share......................................................... $      11.58  $     10.79
Maximum sales charge (5.75% of offering price).........................................................         0.71         0.66
                                                                                                        ------------  -----------
Maximum offering price to public....................................................................... $      12.29  $     11.45
                                                                                                        ============  ===========
Class B (unlimited shares authorized):
Net assets............................................................................................. $ 12,960,300  $11,212,888
Shares of beneficial interest issued and outstanding...................................................    1,209,270    1,109,451
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge.......................................................................................... $      10.72  $     10.11
                                                                                                        ============  ===========
Class C (unlimited shares authorized):
Net assets............................................................................................. $ 25,123,425  $ 9,385,692
Shares of beneficial interest issued and outstanding...................................................    2,347,551      928,961
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)......................................................................................... $      10.70  $     10.10
                                                                                                        ============  ===========
Class I (unlimited shares authorized):
Net assets............................................................................................. $  4,799,155  $    14,849
Shares of beneficial interest issued and outstanding...................................................      411,301        1,379
Net asset value, offering and redemption price per share............................................... $      11.67  $     10.77
                                                                                                        ============  ===========
Class Z (unlimited shares authorized):
Net assets............................................................................................. $         --  $21,138,483
Shares of beneficial interest issued and outstanding...................................................           --    1,861,200
Net asset value, offering and redemption price per share............................................... $         --  $     11.36
                                                                                                        ============  ===========

                                                                                                        Disciplined
                                                                                                        Growth Fund
                                                                                                        -----------
Class A (unlimited shares authorized):
Net assets............................................................................................. $13,397,890
Shares of beneficial interest issued and outstanding...................................................   1,279,638
Net asset value and redemption price per share......................................................... $     10.47
Maximum sales charge (5.75% of offering price).........................................................        0.64
                                                                                                        -----------
Maximum offering price to public....................................................................... $     11.11
                                                                                                        ===========
Class B (unlimited shares authorized):
Net assets............................................................................................. $ 1,630,654
Shares of beneficial interest issued and outstanding...................................................     165,314
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge.......................................................................................... $      9.86
                                                                                                        ===========
Class C (unlimited shares authorized):
Net assets............................................................................................. $ 9,113,713
Shares of beneficial interest issued and outstanding...................................................     922,899
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)......................................................................................... $      9.88
                                                                                                        ===========
Class I (unlimited shares authorized):
Net assets............................................................................................. $        --
Shares of beneficial interest issued and outstanding...................................................          --
Net asset value, offering and redemption price per share............................................... $        --
                                                                                                        ===========
Class Z (unlimited shares authorized):
Net assets............................................................................................. $        --
Shares of beneficial interest issued and outstanding...................................................          --
Net asset value, offering and redemption price per share............................................... $        --
                                                                                                        ===========

                                                                                                        International
                                                                                                        Small-Cap Fund
                                                                                                        --------------
Class A (unlimited shares authorized):
Net assets.............................................................................................  $68,491,528
Shares of beneficial interest issued and outstanding...................................................    8,213,108
Net asset value and redemption price per share.........................................................  $      8.34
Maximum sales charge (5.75% of offering price).........................................................         0.51
                                                                                                         -----------
Maximum offering price to public.......................................................................  $      8.85
                                                                                                         ===========
Class B (unlimited shares authorized):
Net assets.............................................................................................  $   312,840
Shares of beneficial interest issued and outstanding...................................................       38,310
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge..........................................................................................  $      8.17
                                                                                                         ===========
Class C (unlimited shares authorized):
Net assets.............................................................................................  $   724,042
Shares of beneficial interest issued and outstanding...................................................       88,731
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge).........................................................................................  $      8.16
                                                                                                         ===========
Class I (unlimited shares authorized):
Net assets.............................................................................................  $        --
Shares of beneficial interest issued and outstanding...................................................           --
Net asset value, offering and redemption price per share...............................................  $        --
                                                                                                         ===========
Class Z (unlimited shares authorized):
Net assets.............................................................................................  $        --
Shares of beneficial interest issued and outstanding...................................................           --
Net asset value, offering and redemption price per share...............................................  $        --
                                                                                                         ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the year ended September 30, 2009

                                                                                                              Growth
                                                                                               Blue Chip   Opportunities
                                                                                              Growth Fund      Fund
                                                                                              -----------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $   503,515   $  117,465
  Interest (unaffiliated)....................................................................         269        2,211
                                                                                              -----------   ----------
   Total investment income*..................................................................     503,784      119,676
                                                                                              -----------   ----------
EXPENSES:
  Investment advisory and management fees....................................................     279,284      193,568
  Distribution and service maintenance fees:
   Class A...................................................................................     103,857       64,563
   Class B...................................................................................      50,633       43,630
   Class C...................................................................................      21,146       29,423
  Service fees Class I.......................................................................         966          143
  Transfer agent fees and expenses:
   Class A...................................................................................      97,075       70,039
   Class B...................................................................................      20,143       18,758
   Class C...................................................................................       7,634       11,986
   Class I...................................................................................       1,434          304
  Registration fees:
   Class A...................................................................................      15,458       14,203
   Class B...................................................................................      10,312       10,891
   Class C...................................................................................       9,732        9,214
   Class I...................................................................................      10,629        8,711
   Class Z...................................................................................          --           --
  Custodian and accounting fees..............................................................      36,177       52,059
  Reports to shareholders....................................................................      27,862       21,330
  Audit and tax fees.........................................................................      36,805       36,805
  Legal fees.................................................................................       8,597        8,242
  Trustees' fees and expenses................................................................       5,212        3,144
  Interest expense...........................................................................          --          256
  Other expenses.............................................................................      18,784       17,809
                                                                                              -----------   ----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................     761,740      615,078
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........     (32,114)     (71,154)
   Custody credits earned on cash balances...................................................          (1)         (59)
   Fees paid indirectly (Note 5).............................................................        (556)      (6,864)
                                                                                              -----------   ----------
   Net expenses..............................................................................     729,069      537,001
                                                                                              -----------   ----------
Net investment income (loss).................................................................    (225,285)    (417,325)
                                                                                              -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).......................................  (7,078,801)    (156,423)
Net realized foreign exchange gain (loss) on other assets and liabilities....................          --           --
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................           6           --
                                                                                              -----------   ----------
Net realized gain (loss) on investments and foreign currencies...............................  (7,078,795)    (156,423)
                                                                                              -----------   ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............   4,376,262    3,864,933
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............          --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation)................          --           --
                                                                                              -----------   ----------
Net unrealized gain (loss) on investments and foreign currencies.............................   4,376,262    3,864,933
                                                                                              -----------   ----------
Net realized and unrealized gain (loss) on investments and foreign currencies................  (2,702,533)   3,708,510
                                                                                              -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $(2,927,818)  $3,291,185
                                                                                              ===========   ==========
--------
*Net of foreign withholding taxes on interest and dividends of............................... $     1,773   $       --
                                                                                              ===========   ==========

                                                                                              New Century   Growth and
                                                                                                 Fund       Income Fund
                                                                                              -----------  ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $   343,692  $  1,436,100
  Interest (unaffiliated)....................................................................       3,064           299
                                                                                              -----------  ------------
   Total investment income*..................................................................     346,756     1,436,399
                                                                                              -----------  ------------
EXPENSES:
  Investment advisory and management fees....................................................     254,584       372,540
  Distribution and service maintenance fees:
   Class A...................................................................................     103,728       117,714
   Class B...................................................................................      25,572        57,179
   Class C...................................................................................      17,508       101,493
  Service fees Class I.......................................................................          --           431
  Transfer agent fees and expenses:
   Class A...................................................................................     102,800       108,553
   Class B...................................................................................      11,670        21,893
   Class C...................................................................................       7,867        31,466
   Class I...................................................................................          --           462
  Registration fees:
   Class A...................................................................................      15,031        15,009
   Class B...................................................................................       8,816        10,398
   Class C...................................................................................       9,626        10,872
   Class I...................................................................................          --         8,675
   Class Z...................................................................................          --            --
  Custodian and accounting fees..............................................................      30,398        35,195
  Reports to shareholders....................................................................      45,619        32,797
  Audit and tax fees.........................................................................      36,741        36,817
  Legal fees.................................................................................       8,840         9,189
  Trustees' fees and expenses................................................................       4,967         6,880
  Interest expense...........................................................................          --            --
  Other expenses.............................................................................      18,447        18,400
                                                                                              -----------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................     702,214       995,963
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........     (62,679)      (19,864)
   Custody credits earned on cash balances...................................................         (19)           --
   Fees paid indirectly (Note 5).............................................................     (10,414)       (3,710)
                                                                                              -----------  ------------
   Net expenses..............................................................................     629,102       972,389
                                                                                              -----------  ------------
Net investment income (loss).................................................................    (282,346)      464,010
                                                                                              -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).......................................  (7,941,225)  (20,650,111)
Net realized foreign exchange gain (loss) on other assets and liabilities....................          --            --
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................          --            --
                                                                                              -----------  ------------
Net realized gain (loss) on investments and foreign currencies...............................  (7,941,225)  (20,650,111)
                                                                                              -----------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............   3,998,483     9,591,186
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............          --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation)................          --            --
                                                                                              -----------  ------------
Net unrealized gain (loss) on investments and foreign currencies.............................   3,998,483     9,591,186
                                                                                              -----------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies................  (3,942,742)  (11,058,925)
                                                                                              -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $(4,225,088) $(10,594,915)
                                                                                              ===========  ============
--------
*Net of foreign withholding taxes on interest and dividends of............................... $     2,098  $      1,326
                                                                                              ===========  ============

                                                                                                Balanced
                                                                                               Assets Fund
                                                                                              ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $  1,163,895
  Interest (unaffiliated)....................................................................    2,156,443
                                                                                              ------------
   Total investment income*..................................................................    3,320,338
                                                                                              ------------
EXPENSES:
  Investment advisory and management fees....................................................      639,352
  Distribution and service maintenance fees:
   Class A...................................................................................      247,985
   Class B...................................................................................       66,000
   Class C...................................................................................       73,537
  Service fees Class I.......................................................................        1,101
  Transfer agent fees and expenses:
   Class A...................................................................................      225,377
   Class B...................................................................................       23,246
   Class C...................................................................................       21,524
   Class I...................................................................................        1,187
  Registration fees:
   Class A...................................................................................       17,928
   Class B...................................................................................       10,344
   Class C...................................................................................       10,101
   Class I...................................................................................        8,725
   Class Z...................................................................................           --
  Custodian and accounting fees..............................................................      117,704
  Reports to shareholders....................................................................       44,973
  Audit and tax fees.........................................................................       39,776
  Legal fees.................................................................................       10,281
  Trustees' fees and expenses................................................................       11,200
  Interest expense...........................................................................           96
  Other expenses.............................................................................       25,888
                                                                                              ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................    1,596,325
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........      (22,785)
   Custody credits earned on cash balances...................................................           (2)
   Fees paid indirectly (Note 5).............................................................       (4,572)
                                                                                              ------------
   Net expenses..............................................................................    1,568,966
                                                                                              ------------
Net investment income (loss).................................................................    1,751,372
                                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).......................................  (16,628,715)
Net realized foreign exchange gain (loss) on other assets and liabilities....................           --
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................           --
                                                                                              ------------
Net realized gain (loss) on investments and foreign currencies...............................  (16,628,715)
                                                                                              ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............    9,960,910
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............           --
Change in accrued capital gains tax on unrealized appreciation (depreciation)................           --
                                                                                              ------------
Net unrealized gain (loss) on investments and foreign currencies.............................    9,960,910
                                                                                              ------------
Net realized and unrealized gain (loss) on investments and foreign currencies................   (6,667,805)
                                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $ (4,916,433)
                                                                                              ============
--------
*Net of foreign withholding taxes on interest and dividends of............................... $        801
                                                                                              ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the year ended September 30, 2009 -- (continued)


                                                                                                       International
                                                                                                        Equity Fund
                                                                                                       -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................ $  3,502,117
  Interest (unaffiliated).............................................................................          392
                                                                                                       ------------
   Total investment income*...........................................................................    3,502,509
                                                                                                       ------------
EXPENSES:
  Investment advisory and management fees.............................................................    1,169,035
  Distribution and service maintenance fees:
   Class A............................................................................................      295,133
   Class B............................................................................................      102,444
   Class C............................................................................................      184,854
  Service fees Class I................................................................................        9,625
  Transfer agent fees and expenses:
   Class A............................................................................................      236,563
   Class B............................................................................................       42,261
   Class C............................................................................................       61,010
   Class I............................................................................................        9,945
  Registration fees:
   Class A............................................................................................       16,435
   Class B............................................................................................       10,190
   Class C............................................................................................       10,297
   Class I............................................................................................       10,397
   Class Z............................................................................................           --
  Custodian and accounting fees.......................................................................      140,636
  Reports to shareholders.............................................................................       51,495
  Audit and tax fees..................................................................................       45,142
  Legal fees..........................................................................................        8,985
  Trustees' fees and expenses.........................................................................       11,545
  Interest expense....................................................................................          169
  Other expenses......................................................................................       24,092
                                                                                                       ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits
    and fees paid indirectly..........................................................................    2,440,253
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..................      (49,078)
   Custody credits earned on cash balances............................................................          (20)
   Fees paid indirectly (Note 5)......................................................................         (626)
                                                                                                       ------------
   Net expenses.......................................................................................    2,390,529
                                                                                                       ------------
Net investment income (loss)..........................................................................    1,111,980
                                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................................  (43,994,572)
Net realized foreign exchange gain (loss) on other assets and liabilities.............................     (113,717)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4).           --
                                                                                                       ------------
Net realized gain (loss) on investments and foreign currencies........................................  (44,108,289)
                                                                                                       ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........................   61,748,698
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....................       35,488
Change in accrued capital gains tax on unrealized appreciation (depreciation).........................      (29,518)
                                                                                                       ------------
Net unrealized gain (loss) on investments and foreign currencies......................................   61,754,668
                                                                                                       ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.........................   17,646,379
                                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................... $ 18,758,359
                                                                                                       ============
--------
*Net of foreign withholding taxes on interest and dividends of........................................ $    365,567
                                                                                                       ============

                                                                                                                     Disciplined
                                                                                                        Value Fund   Growth Fund
                                                                                                       ------------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................ $  3,093,761  $   457,346
  Interest (unaffiliated).............................................................................          686          903
                                                                                                       ------------  -----------
   Total investment income*...........................................................................    3,094,447      458,249
                                                                                                       ------------  -----------
EXPENSES:
  Investment advisory and management fees.............................................................      937,543      215,235
  Distribution and service maintenance fees:
   Class A............................................................................................      180,497       47,078
   Class B............................................................................................      131,304       20,402
   Class C............................................................................................       95,784       98,309
  Service fees Class I................................................................................           41           --
  Transfer agent fees and expenses:
   Class A............................................................................................      147,195       35,484
   Class B............................................................................................       40,836        6,883
   Class C............................................................................................       27,347       25,715
   Class I............................................................................................           36           --
  Registration fees:
   Class A............................................................................................       17,275       15,320
   Class B............................................................................................       11,421        9,676
   Class C............................................................................................       10,226       12,565
   Class I............................................................................................       11,973           --
   Class Z............................................................................................        4,027           --
  Custodian and accounting fees.......................................................................       46,313       37,146
  Reports to shareholders.............................................................................       32,779       12,898
  Audit and tax fees..................................................................................       36,823       36,774
  Legal fees..........................................................................................       12,381        7,407
  Trustees' fees and expenses.........................................................................       12,200        3,799
  Interest expense....................................................................................           --           87
  Other expenses......................................................................................       20,225       17,513
                                                                                                       ------------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits
    and fees paid indirectly..........................................................................    1,776,226      602,291
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..................     (211,353)    (157,958)
   Custody credits earned on cash balances............................................................           (1)          (3)
   Fees paid indirectly (Note 5)......................................................................      (17,479)     (10,707)
                                                                                                       ------------  -----------
   Net expenses.......................................................................................    1,547,393      433,623
                                                                                                       ------------  -----------
Net investment income (loss)..........................................................................    1,547,054       24,626
                                                                                                       ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................................  (36,881,515)  (9,654,052)
Net realized foreign exchange gain (loss) on other assets and liabilities.............................           --           --
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4).           --           --
                                                                                                       ------------  -----------
Net realized gain (loss) on investments and foreign currencies........................................  (36,881,515)  (9,654,052)
                                                                                                       ------------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........................   12,553,880    5,252,555
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....................           --        2,905
Change in accrued capital gains tax on unrealized appreciation (depreciation).........................           --           --
                                                                                                       ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................................   12,553,880    5,255,460
                                                                                                       ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........................  (24,327,635)  (4,398,592)
                                                                                                       ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................... $(22,780,581) $(4,373,966)
                                                                                                       ============  ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................................ $      1,200  $     1,045
                                                                                                       ============  ===========

                                                                                                       International
                                                                                                         Small-Cap
                                                                                                           Fund
                                                                                                       -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................  $ 1,117,726
  Interest (unaffiliated).............................................................................        2,309
                                                                                                        -----------
   Total investment income*...........................................................................    1,120,035
                                                                                                        -----------
EXPENSES:
  Investment advisory and management fees.............................................................      618,128
  Distribution and service maintenance fees:
   Class A............................................................................................      183,163
   Class B............................................................................................        3,459
   Class C............................................................................................       10,721
  Service fees Class I................................................................................           --
  Transfer agent fees and expenses:
   Class A............................................................................................      120,448
   Class B............................................................................................        2,589
   Class C............................................................................................        5,109
   Class I............................................................................................           --
  Registration fees:
   Class A............................................................................................       12,199
   Class B............................................................................................       10,962
   Class C............................................................................................       11,009
   Class I............................................................................................           --
   Class Z............................................................................................           --
  Custodian and accounting fees.......................................................................      163,577
  Reports to shareholders.............................................................................        2,228
  Audit and tax fees..................................................................................       46,697
  Legal fees..........................................................................................        7,775
  Trustees' fees and expenses.........................................................................        6,553
  Interest expense....................................................................................           69
  Other expenses......................................................................................       19,137
                                                                                                        -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits
    and fees paid indirectly..........................................................................    1,223,823
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..................     (193,294)
   Custody credits earned on cash balances............................................................          (57)
   Fees paid indirectly (Note 5)......................................................................           --
                                                                                                        -----------
   Net expenses.......................................................................................    1,030,472
                                                                                                        -----------
Net investment income (loss)..........................................................................       89,563
                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................................   (7,665,174)
Net realized foreign exchange gain (loss) on other assets and liabilities.............................       18,427
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4).        4,099
                                                                                                        -----------
Net realized gain (loss) on investments and foreign currencies........................................   (7,642,648)
                                                                                                        -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........................   21,298,150
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....................       14,717
Change in accrued capital gains tax on unrealized appreciation (depreciation).........................      (11,165)
                                                                                                        -----------
Net unrealized gain (loss) on investments and foreign currencies......................................   21,301,702
                                                                                                        -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........................   13,659,054
                                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $13,748,617
                                                                                                        ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................................  $    86,983
                                                                                                        ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                              Blue Chip Growth Fund     Growth Opportunities Fund
                                                           --------------------------  --------------------------
                                                           For the year  For the year  For the year  For the year
                                                               ended         ended         ended         ended
                                                           September 30, September 30, September 30, September 30,
                                                               2009          2008          2009          2008
                                                           ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)............................  $  (225,285) $   (527,166)  $  (417,325) $   (451,258)
  Net realized gain (loss) on investments and foreign
   currencies.............................................   (7,078,795)      308,653      (156,423)  (16,211,550)
  Net unrealized gain (loss) on investments and foreign
   currencies.............................................    4,376,262   (13,548,306)    3,864,933    (2,017,924)
                                                            -----------  ------------   -----------  ------------
Net increase (decrease) in net assets resulting from
 operations...............................................   (2,927,818)  (13,766,819)    3,291,185   (18,680,732)
                                                            -----------  ------------   -----------  ------------
Distribution to shareholders from:
  Net investment income (Class A).........................           --            --            --            --
  Net investment income (Class B).........................           --            --            --            --
  Net investment income (Class C).........................           --            --            --            --
  Net investment income (Class I).........................           --            --            --            --
  Net investment income (Class Z).........................           --            --            --            --
  Net realized gain on securities (Class A)...............           --            --            --            --
  Net realized gain on securities (Class B)...............           --            --            --            --
  Net realized gain on securities (Class C)...............           --            --            --            --
  Net realized gain on securities (Class I)...............           --            --            --            --
  Net realized gain on securities (Class Z)...............           --            --            --            --
  Return of capital (Class A).............................           --            --            --            --
  Return of capital (Class B).............................           --            --            --            --
  Return of capital (Class C).............................           --            --            --            --
  Return of capital (Class I).............................           --            --            --            --
  Return of capital (Class Z).............................           --            --            --            --
                                                            -----------  ------------   -----------  ------------
Total distributions to shareholders.......................           --            --            --            --
                                                            -----------  ------------   -----------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8)......................   (4,892,988)   (7,226,436)   (2,482,969)  (12,400,973)
                                                            -----------  ------------   -----------  ------------
Total increase (decrease) in net assets...................   (7,820,806)  (20,993,255)      808,216   (31,081,705)

NET ASSETS:
Beginning of period.......................................   49,914,152    70,907,407    32,169,090    63,250,795
                                                            -----------  ------------   -----------  ------------
End of period+............................................  $42,093,346  $ 49,914,152   $32,977,306  $ 32,169,090
                                                            ===========  ============   ===========  ============
--------
+Includes accumulated undistributed net investment income
 (loss)...................................................  $    (4,351) $    (27,741)  $    (3,979) $    (24,529)
                                                            ===========  ============   ===========  ============

                                                                New Century Fund
                                                           --------------------------
                                                           For the year  For the year
                                                               ended         ended
                                                           September 30, September 30,
                                                               2009          2008
                                                           ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)............................ $   (282,346) $   (595,876)
  Net realized gain (loss) on investments and foreign
   currencies.............................................   (7,941,225)  (38,250,023)
  Net unrealized gain (loss) on investments and foreign
   currencies.............................................    3,998,483    (2,122,695)
                                                           ------------  ------------
Net increase (decrease) in net assets resulting from
 operations...............................................   (4,225,088)  (40,968,594)
                                                           ------------  ------------
Distribution to shareholders from:
  Net investment income (Class A).........................           --            --
  Net investment income (Class B).........................           --            --
  Net investment income (Class C).........................           --            --
  Net investment income (Class I).........................           --            --
  Net investment income (Class Z).........................           --            --
  Net realized gain on securities (Class A)...............           --            --
  Net realized gain on securities (Class B)...............           --            --
  Net realized gain on securities (Class C)...............           --            --
  Net realized gain on securities (Class I)...............           --            --
  Net realized gain on securities (Class Z)...............           --            --
  Return of capital (Class A).............................           --            --
  Return of capital (Class B).............................           --            --
  Return of capital (Class C).............................           --            --
  Return of capital (Class I).............................           --            --
  Return of capital (Class Z).............................           --            --
                                                           ------------  ------------
Total distributions to shareholders.......................           --            --
                                                           ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8)......................   (6,223,821)  (16,250,879)
                                                           ------------  ------------
Total increase (decrease) in net assets...................  (10,448,909)  (57,219,473)

NET ASSETS:
Beginning of period.......................................   47,814,710   105,034,183
                                                           ------------  ------------
End of period+............................................ $ 37,365,801  $ 47,814,710
                                                           ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)................................................... $     (7,488) $    (47,437)
                                                           ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                             Growth and Income Fund       Balanced Assets Fund
                                                           --------------------------  --------------------------
                                                           For the year  For the year  For the year  For the year
                                                               ended         ended         ended         ended
                                                           September 30, September 30, September 30, September 30,
                                                               2009          2008          2009          2008
                                                           ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)............................ $    464,010  $    687,508  $  1,751,372  $  2,138,408
  Net realized gain (loss) on investments and foreign
   currencies.............................................  (20,650,111)   (6,333,715)  (16,628,715)   (5,243,552)
  Net unrealized gain (loss) on investments and foreign
   currencies.............................................    9,591,186   (17,055,222)    9,960,910   (20,166,764)
                                                           ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations...............................................  (10,594,915)  (22,701,429)   (4,916,433)  (23,271,908)
                                                           ------------  ------------  ------------  ------------

Distribution to shareholders from:
  Net investment income (Class A).........................     (575,896)     (240,971)   (1,779,085)   (1,944,922)
  Net investment income (Class B).........................      (27,943)           --      (119,634)     (127,852)
  Net investment income (Class C).........................      (79,918)           --      (134,714)     (126,190)
  Net investment income (Class I).........................       (3,747)       (1,451)      (12,678)      (12,607)
  Net investment income (Class Z).........................           --            --            --            --
  Net realized gain on securities (Class A)...............           --            --            --            --
  Net realized gain on securities (Class B)...............           --            --            --            --
  Net realized gain on securities (Class C)...............           --            --            --            --
  Net realized gain on securities (Class I)...............           --            --            --            --
  Net realized gain on securities (Class Z)...............           --            --            --            --
  Return of capital (Class A).............................           --            --            --            --
  Return of capital (Class B).............................           --            --            --            --
  Return of capital (Class C).............................           --            --            --            --
  Return of capital (Class I).............................           --            --            --            --
  Return of capital (Class Z).............................           --            --            --            --
                                                           ------------  ------------  ------------  ------------
Total distributions to shareholders.......................     (687,504)     (242,422)   (2,046,111)   (2,211,571)
                                                           ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8)......................   (9,521,520)  (14,928,379)  (14,483,358)  (17,362,771)
                                                           ------------  ------------  ------------  ------------
Total increase (decrease) in net assets...................  (20,803,939)  (37,872,230)  (21,445,902)  (42,846,250)

NET ASSETS:
Beginning of period.......................................   72,826,042   110,698,272   110,666,805   153,513,055
                                                           ------------  ------------  ------------  ------------
End of period+............................................ $ 52,022,103  $ 72,826,042  $ 89,220,903  $110,666,805
                                                           ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)................................................... $    425,791  $    649,285  $     51,721  $    241,557
                                                           ============  ============  ============  ============

                                                            International Equity Fund
                                                           --------------------------
                                                           For the year  For the year
                                                               ended         ended
                                                           September 30, September 30,
                                                               2009          2008
                                                           ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)............................ $  1,111,980  $    842,037
  Net realized gain (loss) on investments and foreign
   currencies.............................................  (44,108,289)   (1,416,225)
  Net unrealized gain (loss) on investments and foreign
   currencies.............................................   61,754,668   (37,537,424)
                                                           ------------  ------------
Net increase (decrease) in net assets resulting from
 operations...............................................   18,758,359   (38,111,612)
                                                           ------------  ------------

Distribution to shareholders from:
  Net investment income (Class A).........................     (716,458)           --
  Net investment income (Class B).........................      (69,620)           --
  Net investment income (Class C).........................     (101,385)           --
  Net investment income (Class I).........................     (100,260)           --
  Net investment income (Class Z).........................           --            --
  Net realized gain on securities (Class A)...............           --    (6,405,167)
  Net realized gain on securities (Class B)...............           --    (1,777,695)
  Net realized gain on securities (Class C)...............           --    (2,438,019)
  Net realized gain on securities (Class I)...............           --      (706,303)
  Net realized gain on securities (Class Z)...............           --            --
  Return of capital (Class A).............................      (90,648)           --
  Return of capital (Class B).............................      (19,887)           --
  Return of capital (Class C).............................      (28,960)           --
  Return of capital (Class I).............................      (11,005)           --
  Return of capital (Class Z).............................           --            --
                                                           ------------  ------------
Total distributions to shareholders.......................   (1,138,223)  (11,327,184)
                                                           ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8)......................   72,757,838    (6,309,775)
                                                           ------------  ------------
Total increase (decrease) in net assets...................   90,377,974   (55,748,571)

NET ASSETS:
Beginning of period.......................................   74,847,518   130,596,089
                                                           ------------  ------------
End of period+............................................ $165,225,492  $ 74,847,518
                                                           ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)................................................... $    (19,128) $    (31,117)
                                                           ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                  Value Fund            Disciplined Growth Fund
                                                          --------------------------  --------------------------
                                                          For the year  For the year  For the year  For the year
                                                              ended         ended         ended         ended
                                                          September 30, September 30, September 30, September 30,
                                                              2009          2008          2009          2008
                                                          ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)........................... $  1,547,054  $  2,112,685  $     24,626  $   (366,302)
  Net realized gain (loss) on investments and foreign
   currencies............................................  (36,881,515)  (15,674,539)   (9,654,052)  (15,011,506)
  Net unrealized gain (loss) on investments and foreign
   currencies............................................   12,553,880   (30,590,663)    5,255,460   (10,521,074)
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (22,780,581)  (44,152,517)   (4,373,966)  (25,898,882)
                                                          ------------  ------------  ------------  ------------

Distribution to shareholders from:
  Net investment income (Class A)........................   (1,308,678)   (1,348,358)           --            --
  Net investment income (Class B)........................     (236,161)     (210,886)           --            --
  Net investment income (Class C)........................     (158,369)     (136,301)           --            --
  Net investment income (Class I)........................         (478)         (425)           --            --
  Net investment income (Class Z)........................     (588,253)     (468,654)           --            --
  Net realized gain on securities (Class A)..............           --   (17,163,009)           --            --
  Net realized gain on securities (Class B)..............           --    (5,445,543)           --            --
  Net realized gain on securities (Class C)..............           --    (3,519,589)           --            --
  Net realized gain on securities (Class I)..............           --        (4,981)           --            --
  Net realized gain on securities (Class Z)..............           --    (4,579,895)           --            --
  Return of capital (Class A)............................           --            --            --            --
  Return of capital (Class B)............................           --            --            --            --
  Return of capital (Class C)............................           --            --            --            --
  Return of capital (Class I)............................           --            --            --            --
  Return of capital (Class Z)............................           --            --            --            --
                                                          ------------  ------------  ------------  ------------
Total distributions to shareholders......................   (2,291,939)  (32,877,641)           --            --
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................  (20,315,857)  (10,609,320)  (11,672,272)    5,710,433
                                                          ------------  ------------  ------------  ------------
Total increase (decrease) in net assets..................  (45,388,377)  (87,639,478)  (16,046,238)  (20,188,449)

NET ASSETS:
Beginning of period......................................  139,252,541   226,892,019    40,188,495    60,376,944
                                                          ------------  ------------  ------------  ------------
End of period+........................................... $ 93,864,164  $139,252,541  $ 24,142,257  $ 40,188,495
                                                          ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment
 income (loss)........................................... $    795,352  $  1,540,237  $     14,622  $    (10,004)
                                                          ============  ============  ============  ============

                                                          International Small-Cap Fund
                                                          --------------------------
                                                          For the year   For the year
                                                              ended          ended
                                                          September 30,  September 30,
                                                              2009           2008
                                                          -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)...........................  $    89,563   $    (48,475)
  Net realized gain (loss) on investments and foreign
   currencies............................................   (7,642,648)    (4,003,933)
  Net unrealized gain (loss) on investments and foreign
   currencies............................................   21,301,702    (10,020,667)
                                                           -----------   ------------
Net increase (decrease) in net assets resulting from
 operations..............................................   13,748,617    (14,073,075)
                                                           -----------   ------------

Distribution to shareholders from:
  Net investment income (Class A)........................      (11,219)            --
  Net investment income (Class B)........................           --             --
  Net investment income (Class C)........................           --             --
  Net investment income (Class I)........................           --             --
  Net investment income (Class Z)........................           --             --
  Net realized gain on securities (Class A)..............           --       (273,789)
  Net realized gain on securities (Class B)..............           --        (11,114)
  Net realized gain on securities (Class C)..............           --        (49,279)
  Net realized gain on securities (Class I)..............           --             --
  Net realized gain on securities (Class Z)..............           --             --
  Return of capital (Class A)............................           --        (32,125)
  Return of capital (Class B)............................           --         (1,304)
  Return of capital (Class C)............................           --         (5,782)
  Return of capital (Class I)............................           --             --
  Return of capital (Class Z)............................           --             --
                                                           -----------   ------------
Total distributions to shareholders......................      (11,219)      (373,393)
                                                           -----------   ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................   36,129,441     (3,274,935)
                                                           -----------   ------------
Total increase (decrease) in net assets..................   49,866,839    (17,721,403)

NET ASSETS:
Beginning of period......................................   19,661,571     37,382,974
                                                           -----------   ------------
End of period+...........................................  $69,528,410   $ 19,661,571
                                                           ===========   ============
--------
+Includes accumulated undistributed net investment
 income (loss)...........................................  $   539,348   $     (2,969)
                                                           ===========   ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                 BLUE CHIP GROWTH FUND
                                                                 ---------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total     period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   ------- ----------
                                                                        Class A
-
  09/30/05    $14.09     $(0.01)    $ 1.13      $ 1.12      $--       $--     $--   $15.21    7.95%    $56,755    1.59%
  09/30/06     15.21      (0.07)      0.55        0.48       --        --      --    15.69    3.16      49,539    1.55(3)(4)
  09/30/07     15.69      (0.07)      3.12        3.05       --        --      --    18.74   19.44      51,961    1.60(3)(4)
  09/30/08     18.74      (0.11)     (3.72)      (3.83)      --        --      --    14.91  (20.44)(5)  38,927    1.64(4)
  09/30/09     14.91      (0.06)     (0.48)      (0.54)      --        --      --    14.37   (3.62)(6)  34,503    1.81(3)(4)
                                                                        Class B
-
  09/30/05    $12.70     $(0.11)    $ 1.02      $ 0.91      $--       $--     $--   $13.61    7.17%    $22,558    2.32%
  09/30/06     13.61      (0.17)      0.50        0.33       --        --      --    13.94    2.42      17,479    2.29(3)(4)
  09/30/07     13.94      (0.17)      2.75        2.58       --        --      --    16.52   18.51      14,314    2.36(3)(4)
  09/30/08     16.52      (0.22)     (3.25)      (3.47)      --        --      --    13.05  (21.00)(5)   7,525    2.38(4)
  09/30/09     13.05      (0.13)     (0.44)      (0.57)      --        --      --    12.48   (4.37)(6)   4,872    2.60(3)(4)
                                                                        Class C
-
  09/30/05    $12.65     $(0.13)    $ 1.01      $ 0.88      $--       $--     $--   $13.53    6.96%    $ 5,278    2.49%
  09/30/06     13.53      (0.17)      0.50        0.33       --        --      --    13.86    2.44       4,528    2.30(3)(4)
  09/30/07     13.86      (0.20)      2.73        2.53       --        --      --    16.39   18.25       3,959    2.55(3)(4)
  09/30/08     16.39      (0.23)     (3.23)      (3.46)      --        --      --    12.93  (21.11)(5)   2,939    2.51(4)
  09/30/09     12.93      (0.14)     (0.44)      (0.58)      --        --      --    12.35   (4.49)(6)   2,343    2.66(3)(4)
                                                                        Class I
-
  09/30/05    $14.17     $ 0.03     $ 1.14      $ 1.17      $--       $--     $--   $15.34    8.26%    $ 1,454    1.33%(3)
  09/30/06     15.34      (0.04)      0.57        0.53       --        --      --    15.87    3.45         642    1.28(3)(4)
  09/30/07     15.87      (0.02)      3.16        3.14       --        --      --    19.01   19.79         673    1.32(3)(4)
  09/30/08     19.01      (0.06)     (3.79)      (3.85)      --        --      --    15.16  (20.25)(5)     524    1.33(3)(4)
  09/30/09     15.16      (0.00)     (0.48)      (0.48)      --        --      --    14.68   (3.17)(6)     375    1.33(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (0.09)%         120%
    (0.45)(3)(4)    154
    (0.40)(3)(4)     72
    (0.66)(4)        49
    (0.46)(3)(4)     60


    (0.80)%         120%
    (1.20)(3)(4)    154
    (1.14)(3)(4)     72
    (1.41)(4)        49
    (1.23)(3)(4)     60


    (0.98)%         120%
    (1.21)(3)(4)    154
    (1.35)(3)(4)     72
    (1.54)(4)        49
    (1.30)(3)(4)     60


     0.22%(3)       120%
    (0.22)(3)(4)    154
    (0.11)(3)(4)     72
    (0.36)(3)(4)     49
     0.03(3)(4)      60

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
Blue Chip Growth Class A................    -- %    0.05%    0.01%     -- %    0.03%
Blue Chip Growth Class B................     --     0.05     0.02       --     0.12
Blue Chip Growth Class C................     --     0.05     0.02       --     0.27
Blue Chip Growth Class I................   0.49     1.15     1.92     1.36     3.15

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 09/30/07 09/30/08 09/30/09
                                           -------- -------- -------- --------
  Blue Chip Growth Class A................   0.01%    0.01%    0.01%    0.00%
  Blue Chip Growth Class B................   0.01     0.01     0.01     0.00
  Blue Chip Growth Class C................   0.01     0.01     0.01     0.00
  Blue Chip Growth Class I................   0.01     0.01     0.01     0.00

(5)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.
(6)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions (See Note 4).

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                              GROWTH OPPORTUNITIES FUND
                                                              -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
-
  09/30/05    $13.65     $(0.17)    $ 2.79      $ 2.62      $--       $--     $--   $16.27   19.19%  $44,641    1.65%
  09/30/06     16.27      (0.12)      0.89        0.77       --        --      --    17.04    4.73    37,382    1.59(3)(4)
  09/30/07     17.04      (0.14)      2.41        2.27       --        --      --    19.31   13.32    39,646    1.62(3)(4)
  09/30/08     19.31      (0.12)     (6.37)      (6.49)      --        --      --    12.82  (33.61)   21,705    1.82(3)(4)
  09/30/09     12.82      (0.16)      2.04        1.88       --        --      --    14.70   14.66    25,063    1.89(3)(4)
                                                                       Class B
-
  09/30/05    $12.27     $(0.25)    $ 2.50      $ 2.25      $--       $--     $--   $14.52   18.34%  $27,673    2.32%
  09/30/06     14.52      (0.21)      0.79        0.58       --        --      --    15.10    3.99    21,500    2.30(3)(4)
  09/30/07     15.10      (0.25)      2.15        1.90       --        --      --    17.00   12.58    15,229    2.31(3)(4)
  09/30/08     17.00      (0.21)     (5.59)      (5.80)      --        --      --    11.20  (34.12)    6,405    2.53(3)(4)
  09/30/09     11.20      (0.22)      1.78        1.56       --        --      --    12.76   13.93     4,298    2.67(3)(4)
                                                                       Class C
-
  09/30/05    $12.25     $(0.26)    $ 2.51      $ 2.25      $--       $--     $--   $14.50   18.37%  $12,089    2.39%
  09/30/06     14.50      (0.21)      0.79        0.58       --        --      --    15.08    4.00     9,281    2.28(3)(4)
  09/30/07     15.08      (0.26)      2.14        1.88       --        --      --    16.96   12.47     8,230    2.38(3)(4)
  09/30/08     16.96      (0.22)     (5.57)      (5.79)      --        --      --    11.17  (34.14)    3,977    2.62(3)(4)
  09/30/09     11.17      (0.22)      1.76        1.54       --        --      --    12.71   13.79     3,546    2.66(3)(4)
                                                                       Class I
-
  09/30/05    $13.75     $(0.13)    $ 2.82      $ 2.69      $--       $--     $--   $16.44   19.56%  $ 1,759    1.33%(3)
  09/30/06     16.44      (0.06)      0.88        0.82       --        --      --    17.26    4.99       422    1.28(3)(4)
  09/30/07     17.26      (0.06)      2.42        2.36       --        --      --    19.62   13.67       145    1.32(3)(4)
  09/30/08     19.62      (0.04)     (6.48)      (6.52)      --        --      --    13.10  (33.23)       82    1.33(3)(4)
  09/30/09     13.10      (0.10)      2.13        2.03       --        --      --    15.13   15.50        70    1.31(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (1.15)%          86%
    (0.76)(3)(4)    278
    (0.79)(3)(4)    321
    (0.93)(3)(4)    510
    (1.43)(3)(4)    783


    (1.82)%          86%
    (1.46)(3)(4)    278
    (1.48)(3)(4)    321
    (1.64)(3)(4)    510
    (2.20)(3)(4)    783


    (1.89)%          86%
    (1.44)(3)(4)    278
    (1.56)(3)(4)    321
    (1.73)(3)(4)    510
    (2.20)(3)(4)    783


    (0.85)%(3)       86%
    (0.35)(3)(4)    278
    (0.34)(3)(4)    321
    (0.44)(3)(4)    510
    (0.84)(3)(4)    783

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
Growth Opportunities Class A............    -- %    0.05%    0.00%    0.00%    0.21%
Growth Opportunities Class B............     --     0.05     0.01     0.00     0.31
Growth Opportunities Class C............     --     0.05     0.01     0.00     0.35
Growth Opportunities Class I............   0.49     1.59     5.77     8.62    16.03

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 09/30/07 09/30/08 09/30/09
                                           -------- -------- -------- --------
  Growth Opportunities Class A............   0.04%    0.05%    0.19%    0.03%
  Growth Opportunities Class B............   0.04     0.05     0.19     0.03
  Growth Opportunities Class C............   0.04     0.05     0.19     0.03
  Growth Opportunities Class I............   0.03     0.05     0.19     0.03

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     NEW CENTURY FUND
                                                                     ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                          Class A
-
  09/30/05    $14.77     $(0.15)    $ 3.38      $ 3.23      $--       $--     $--   $18.00   21.87%  $87,314    1.58%
  09/30/06     18.00      (0.07)      0.67        0.60       --        --      --    18.60    3.33    75,682    1.55(4)
  09/30/07     18.60      (0.04)      3.53        3.49       --        --      --    22.09   18.76    88,535    1.55(4)
  09/30/08     22.09      (0.12)     (9.60)      (9.72)      --        --      --    12.37  (44.00)   41,425    1.62(3)(4)
  09/30/09     12.37      (0.07)     (0.62)      (0.69)      --        --      --    11.68   (5.58)   32,901    1.81(3)(4)
                                                                          Class B
-
  09/30/05    $13.13     $(0.25)    $ 3.00      $ 2.75      $--       $--     $--   $15.88   20.94%  $10,344    2.32%
  09/30/06     15.88      (0.19)      0.60        0.41       --        --      --    16.29    2.58     7,528    2.29(4)
  09/30/07     16.29      (0.18)      3.09        2.91       --        --      --    19.20   17.86    10,701    2.31(4)
  09/30/08     19.20      (0.24)     (8.30)      (8.54)      --        --      --    10.66  (44.48)    3,907    2.45(3)(4)
  09/30/09     10.66      (0.13)     (0.54)      (0.67)      --        --      --     9.99   (6.29)    2,566    2.64(3)(4)
                                                                          Class C
-
  09/30/05    $13.14     $(0.22)    $ 3.02      $ 2.80      $--       $--     $--   $15.94   21.31%  $ 1,964    2.14%(3)
  09/30/06     15.94      (0.16)      0.59        0.43       --        --      --    16.37    2.70     1,756    2.14(3)(4)
  09/30/07     16.37      (0.16)      3.11        2.95       --        --      --    19.32   18.02     5,798    2.14(3)(4)
  09/30/08     19.32      (0.19)     (8.37)      (8.56)      --        --      --    10.76  (44.31)    2,483    2.14(3)(4)(5)
  09/30/09     10.76      (0.09)     (0.55)      (0.64)      --        --      --    10.12   (5.95)    1,899    2.12(3)(4)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (0.89)%             80%
    (0.39)(4)          235
    (0.20)(4)          315
    (0.80)(3)(4)       659
    (0.78)(3)(4)       606


    (1.64)%             80%
    (1.14)(4)          235
    (1.00)(4)          315
    (1.61)(3)(4)       659
    (1.60)(3)(4)       606


    (1.45)%(3)          80%
    (0.98)(3)(4)       235
    (0.88)(3)(4)       315
    (1.31)(3)(4)(5)    659
    (1.10)(3)(4)       606

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
New Century Class A.....................    -- %     -- %     -- %    0.00%    0.12%
New Century Class B.....................     --       --       --     0.00     0.35
New Century Class C.....................   0.66     0.44     0.35     0.40     1.06

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 09/30/07 09/30/08 09/30/09
                                           -------- -------- -------- --------
  New Century Class A.....................   0.01%    0.02%    0.14%    0.03%
  New Century Class B.....................   0.01     0.02     0.14     0.03
  New Century Class C.....................   0.01     0.03     0.14     0.03

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                               GROWTH AND INCOME FUND
                                                               ----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
-
  09/30/05    $11.38     $ 0.10     $ 1.03      $ 1.13     $(0.11)    $--   $(0.11) $12.40    9.89%  $65,666    1.55%
  09/30/06     12.40       0.04       1.01        1.05      (0.02)     --    (0.02)  13.43    8.47    61,872    1.54(3)(4)
  09/30/07     13.43       0.07       2.38        2.45         --      --       --   15.88   18.24    66,963    1.52(3)(4)
  09/30/08     15.88       0.14      (3.65)      (3.51)     (0.06)     --    (0.06)  12.31  (22.19)   48,022    1.58(4)
  09/30/09     12.31       0.11      (1.60)      (1.49)     (0.15)     --    (0.15)  10.67  (11.83)   36,095    1.74(3)(4)
                                                                       Class B
-
  09/30/05    $10.75     $ 0.02     $ 0.97      $ 0.99     $   --     $--   $   --  $11.74    9.21%  $41,120    2.20%
  09/30/06     11.74      (0.05)      0.96        0.91         --      --       --   12.65    7.75    27,100    2.22(3)(4)
  09/30/07     12.65      (0.03)      2.23        2.20         --      --       --   14.85   17.39    19,562    2.21(3)(4)
  09/30/08     14.85       0.04      (3.41)      (3.37)        --      --       --   11.48  (22.69)    9,729    2.29(4)
  09/30/09     11.48       0.04      (1.48)      (1.44)     (0.04)     --    (0.04)  10.00  (12.52)    5,178    2.51(3)(4)
                                                                       Class C
-
  09/30/05    $10.73     $ 0.02     $ 0.97      $ 0.99     $   --     $--   $   --  $11.72    9.23%  $37,448    2.18%
  09/30/06     11.72      (0.04)      0.95        0.91         --      --       --   12.63    7.76    26,821    2.19(3)(4)
  09/30/07     12.63      (0.02)      2.23        2.21         --      --       --   14.84   17.50    23,851    2.19(3)(4)
  09/30/08     14.84       0.04      (3.41)      (3.37)        --      --       --   11.47  (22.71)   14,816    2.25(4)
  09/30/09     11.47       0.04      (1.48)      (1.44)     (0.06)     --    (0.06)   9.97  (12.40)   10,581    2.43(3)(4)
                                                                       Class I
-
  09/30/05    $11.41     $ 0.12     $ 1.04      $ 1.16     $(0.14)    $--   $(0.14) $12.43   10.18%  $   758    1.31%(3)
  09/30/06     12.43       0.07       1.01        1.08      (0.04)     --    (0.04)  13.47    8.69       288    1.32(3)(4)
  09/30/07     13.47       0.11       2.38        2.49         --      --       --   15.96   18.49       323    1.31(3)(4)
  09/30/08     15.96       0.18      (3.68)      (3.50)     (0.07)     --    (0.07)  12.39  (22.02)      259    1.32(3)(4)
  09/30/09     12.39       0.15      (1.62)      (1.47)     (0.19)     --    (0.19)  10.73  (11.51)      168    1.32(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


     0.78%           79%
     0.31(3)(4)     152
     0.49(3)(4)     164
     0.96(4)        251
     1.15(3)(4)     182


     0.16%           79%
    (0.39)(3)(4)    152
    (0.21)(3)(4)    164
     0.26(4)        251
     0.43(3)(4)     182


     0.17%           79%
    (0.36)(3)(4)    152
    (0.18)(3)(4)    164
     0.29(4)        251
     0.46(3)(4)     182


     1.00%(3)        79%
     0.48(3)(4)     152
     0.70(3)(4)     164
     1.22(3)(4)     251
     1.57(3)(4)     182

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
Growth and Income Class A...............    -- %    0.00%    0.01%     -- %    0.01%
Growth and Income Class B...............     --     0.00     0.01       --     0.09
Growth and Income Class C...............     --     0.00     0.01       --     0.02
Growth and Income Class I...............   0.96     2.23     3.72     3.36     5.27

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 09/30/07 09/30/08 09/30/09
                                           -------- -------- -------- --------
  Growth and Income Class A...............   0.01%    0.02%    0.03%    0.01%
  Growth and Income Class B...............   0.01     0.02     0.04     0.01
  Growth and Income Class C...............   0.01     0.02     0.04     0.01
  Growth and Income Class I...............   0.01     0.02     0.03     0.01

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 BALANCED ASSETS FUND
                                                                 --------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total     period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------- ----------
                                                                        Class A
-
  09/30/05    $13.19     $0.21      $ 0.56      $ 0.77     $(0.24)    $--   $(0.24) $13.72    5.84%    $142,573    1.62%
  09/30/06     13.72      0.22        0.58        0.80      (0.25)     --    (0.25)  14.27    5.90      127,313    1.52(3)(4)
  09/30/07     14.27      0.25        1.52        1.77      (0.24)     --    (0.24)  15.80   12.50      124,257    1.55(3)(4)
  09/30/08     15.80      0.25       (2.82)      (2.57)     (0.26)     --    (0.26)  12.97  (16.37)(5)   91,316    1.59(3)(4)
  09/30/09     12.97      0.24       (0.51)      (0.27)     (0.28)     --    (0.28)  12.42   (1.77)      74,938    1.73(3)(4)
                                                                        Class B
-
  09/30/05    $13.14     $0.13      $ 0.55      $ 0.68     $(0.15)    $--   $(0.15) $13.67    5.16%    $ 30,002    2.27%
  09/30/06     13.67      0.13        0.58        0.71      (0.15)     --    (0.15)  14.23    5.23       20,464    2.20(3)(4)
  09/30/07     14.23      0.14        1.52        1.66      (0.12)     --    (0.12)  15.77   11.70       14,714    2.28(3)(4)
  09/30/08     15.77      0.15       (2.81)      (2.66)     (0.16)     --    (0.16)  12.95  (16.95)(5)    9,252    2.31(3)(4)
  09/30/09     12.95      0.16       (0.51)      (0.35)     (0.20)     --    (0.20)  12.40   (2.50)       6,256    2.48(3)(4)
                                                                        Class C
-
  09/30/05    $13.16     $0.13      $ 0.55      $ 0.68     $(0.15)    $--   $(0.15) $13.69    5.15%    $ 19,298    2.26%
  09/30/06     13.69      0.13        0.58        0.71      (0.15)     --    (0.15)  14.25    5.22       15,164    2.18(3)(4)
  09/30/07     14.25      0.15        1.52        1.67      (0.12)     --    (0.12)  15.80   11.75       13,891    2.26(3)(4)
  09/30/08     15.80      0.15       (2.82)      (2.67)     (0.16)     --    (0.16)  12.97  (16.98)(5)    9,552    2.28(3)(4)
  09/30/09     12.97      0.16       (0.51)      (0.35)     (0.20)     --    (0.20)  12.42   (2.46)       7,535    2.44(3)(4)
                                                                        Class I
-
  09/30/05    $13.21     $0.25      $ 0.55      $ 0.80     $(0.28)    $--   $(0.28) $13.73    6.10%    $    746    1.32%(3)
  09/30/06     13.73      0.26        0.59        0.85      (0.29)     --    (0.29)  14.29    6.24          754    1.28(3)(4)
  09/30/07     14.29      0.29        1.53        1.82      (0.29)     --    (0.29)  15.82   12.81          652    1.31(3)(4)
  09/30/08     15.82      0.29       (2.83)      (2.54)     (0.30)     --    (0.30)  12.98  (16.19)(5)      546    1.31(3)(4)
  09/30/09     12.98      0.28       (0.51)      (0.23)     (0.32)     --    (0.32)  12.43   (1.40)         491    1.33(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average    Portfolio
 net assets    Turnover
-------------  ---------


    1.56%         160%(6)
    1.59(3)(4)    156(6)
    1.66(3)(4)    133(6)
    1.71(3)(4)    122
    2.16(3)(4)    131


    0.91%         160%(6)
    0.91(3)(4)    156(6)
    0.93(3)(4)    133(6)
    0.99(3)(4)    122
    1.44(3)(4)    131


    0.92%         160%(6)
    0.93(3)(4)    156(6)
    0.95(3)(4)    133(6)
    1.02(3)(4)    122
    1.46(3)(4)    131


    1.84%(3)      160%(6)
    1.84(3)(4)    156(6)
    1.90(3)(4)    133(6)
    1.99(3)(4)    122
    2.55(3)(4)    131

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
Balanced Assets Class A.................    -- %    0.05%    0.02%    0.02%    0.01%
Balanced Assets Class B.................     --     0.05     0.02     0.02     0.07
Balanced Assets Class C.................     --     0.05     0.02     0.02     0.03
Balanced Assets Class I.................   1.47     1.38     1.71     1.65     2.21

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 09/30/07 09/30/08 09/30/09
                                           -------- -------- -------- --------
  Balanced Assets Class A.................   0.00%    0.01%    0.01%    0.01%
  Balanced Assets Class B.................   0.00     0.01     0.01     0.01
  Balanced Assets Class C.................   0.00     0.01     0.01     0.01
  Balanced Assets Class I.................   0.00     0.01     0.01     0.01

(5)The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(6)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

                                               09/30/05 09/30/06 09/30/07
                                               -------- -------- --------
                                                 160%     154%     123%

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      INTERNATIONAL EQUITY FUND
                                                                      -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                        Distri-                        Net
               Asset      Net        (both                Dividends  butions                       Asset            Net Assets
               Value   investment  realized    Total from  from net   from   Distributions  Total  Value              end of
             beginning   income       and      investment investment capital  from return  distri- end of   Total     period
Period Ended of period (loss)(1)  unrealized)  operations   income    gains   of capital   butions period Return(2)  (000's)
------------ --------- ---------- -----------  ---------- ---------- ------- ------------- ------- ------ --------- ----------
                                                                               Class A
-
  09/30/05    $10.20     $ 0.02     $ 2.82       $ 2.84     $   --   $   --     $   --     $   --  $13.04   27.84%   $ 43,527
  09/30/06     13.04      (0.01)      2.81         2.80         --       --         --         --   15.84   21.47      62,190
  09/30/07     15.84       0.02       3.94         3.96         --       --         --         --   19.80   25.00      75,408
  09/30/08     19.80       0.17      (5.85)       (5.68)        --    (1.68)        --      (1.68)  12.44  (31.34)     46,384
  09/30/09     12.44       0.10      (0.71)(5)    (0.61)     (0.22)      --      (0.03)     (0.25)  11.58   (4.28)    122,343
                                                                               Class B
-
  09/30/05    $ 9.69     $(0.06)    $ 2.68       $ 2.62     $   --   $   --     $   --     $   --  $12.31   27.04%   $ 19,546
  09/30/06     12.31      (0.11)      2.65         2.54         --       --         --         --   14.85   20.63      21,240
  09/30/07     14.85      (0.10)      3.69         3.59         --       --         --         --   18.44   24.18      20,509
  09/30/08     18.44       0.04      (5.36)       (5.32)        --    (1.68)        --      (1.68)  11.44  (31.72)      9,279
  09/30/09     11.44       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.72   (4.85)     12,960
                                                                               Class C
-
  09/30/05    $ 9.68     $(0.06)    $ 2.67       $ 2.61     $   --   $   --     $   --     $   --  $12.29   26.96%   $ 16,892
  09/30/06     12.29      (0.11)      2.66         2.55         --       --         --         --   14.84   20.75      21,646
  09/30/07     14.84      (0.09)      3.67         3.58         --       --         --         --   18.42   24.12      26,683
  09/30/08     18.42       0.05      (5.37)       (5.32)        --    (1.68)        --      (1.68)  11.42  (31.77)     14,221
  09/30/09     11.42       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.70   (4.86)     25,123
                                                                               Class I
-
  09/30/05    $10.25     $ 0.05     $ 2.82       $ 2.87     $   --   $   --     $   --     $   --  $13.12   28.00%   $  7,065
  09/30/06     13.12       0.00       2.84         2.84         --       --         --         --   15.96   21.65       9,482
  09/30/07     15.96       0.04       3.96         4.00         --       --         --         --   19.96   25.06       7,997
  09/30/08     19.96       0.17      (5.89)       (5.72)        --    (1.68)        --      (1.68)  12.56  (31.29)      4,964
  09/30/09     12.56       0.09      (0.70)(5)    (0.61)     (0.25)      --      (0.03)     (0.28)  11.67   (4.12)      4,799



                  Ratio
                 of net
 Ratio of      investment
 expenses     income (loss)
to average     to average     Portfolio
net assets     net assets     Turnover
----------    -------------   ---------


   1.90%(3)        0.17%(3)      126%
   1.90(3)        (0.09)(3)      152
   1.90(3)         0.13(3)       132
   1.90(4)         0.98(4)       199
   1.89(4)         1.14(4)       431


   2.55%(3)       (0.51)%(3)     126%
   2.55(3)        (0.80)(3)      152
   2.55(3)        (0.59)(3)      132
   2.55(3)(4)      0.25(3)(4)    199
   2.55(3)(4)      0.36(3)(4)    431


   2.55%(3)       (0.49)%(3)     126%
   2.55(3)        (0.76)(3)      152
   2.55(3)        (0.52)(3)      132
   2.55(3)(4)      0.31(3)(4)    199
   2.55(3)(4)      0.41(3)(4)    431


   1.80%(3)        0.43%(3)      126%
   1.80(3)        (0.01)(3)      152
   1.80(3)         0.24(3)       132
   1.80(3)(4)      1.01(3)(4)    199
   1.80(3)(4)      0.95(3)(4)    431

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
International Equity Class A............   0.09%   (0.04)%  (0.05)%    -- %    0.00%
International Equity Class B............   0.17     0.02     0.04     0.06     0.22
International Equity Class C............   0.14    (0.01)   (0.00)    0.01     0.08
International Equity Class I............   0.14     0.00     0.04     0.09     0.27

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                              09/30/08 09/30/09
                                              -------- --------
                International Equity Class A.   0.00%    0.00%
                International Equity Class B.   0.00     0.00
                International Equity Class C.   0.00     0.00
                International Equity Class I.   0.00     0.00

(5)Includes the effect of a merger (See Note 2).

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    VALUE FUND
                                                                    ----------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets     Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of     expenses
             beginning   income       and     investment investment capital distri- end of   Total   period    to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- -------------
                                                                      Class A
-
  09/30/05    $17.69     $0.17      $ 2.22      $ 2.39     $(0.29)  $(1.78) $(2.07) $18.01   14.06%  $130,754     1.63%
  09/30/06     18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729     1.63(4)
  09/30/07     18.75      0.18        2.59        2.77      (0.16)   (2.04)  (2.20)  19.32   15.80    126,788     1.63(4)
  09/30/08     19.32      0.19       (3.86)      (3.67)     (0.21)   (2.70)  (2.91)  12.74  (21.70)    77,903     1.63(4)
  09/30/09     12.74      0.16       (1.88)      (1.72)     (0.23)      --   (0.23)  10.79  (13.24)    52,112     1.63(4)
                                                                      Class B
-
  09/30/05    $16.96     $0.07      $ 2.11      $ 2.18     $(0.18)  $(1.78) $(1.96) $17.18   13.34%  $ 57,704     2.28%
  09/30/06     17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100     2.28(4)
  09/30/07     17.82      0.05        2.46        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     39,355     2.28(4)
  09/30/08     18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    21,304     2.28(4)
  09/30/09     11.91      0.10       (1.76)      (1.66)     (0.14)      --   (0.14)  10.11  (13.78)    11,213     2.28(4)
                                                                      Class C
-
  09/30/05    $16.96     $0.06      $ 2.12      $ 2.18     $(0.18)  $(1.78) $(1.96) $17.18   13.34%  $ 41,095     2.28%
  09/30/06     17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849     2.28(4)
  09/30/07     17.82      0.06        2.45        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     26,071     2.28(4)
  09/30/08     18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    14,194     2.28(4)
  09/30/09     11.91      0.09       (1.76)      (1.67)     (0.14)      --   (0.14)  10.10  (13.86)     9,386     2.28(4)
                                                                      Class I
-
  09/30/05    $17.68     $0.20      $ 2.20      $ 2.40     $(0.30)  $(1.78) $(2.08) $18.00   14.12%  $  3,106     1.53%
  09/30/06     18.00      0.16        1.91        2.07      (0.15)   (1.17)  (1.32)  18.75   12.20        174     1.53(4)
  09/30/07     18.75      0.21        2.57        2.78      (0.18)   (2.04)  (2.22)  19.31   15.89         34     1.53(4)
  09/30/08     19.31      0.20       (3.85)      (3.65)     (0.23)   (2.70)  (2.93)  12.73  (21.62)        25     1.53(4)
  09/30/09     12.73      0.18       (1.89)      (1.71)     (0.25)      --   (0.25)  10.77  (13.15)        15     1.53(4)
                                                                      Class Z
-
  09/30/05    $18.18     $0.27      $ 2.30      $ 2.57     $(0.39)  $(1.78) $(2.17) $18.58   14.77%  $ 17,307     1.06%
  09/30/06     18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853     1.06(4)
  09/30/07     19.43      0.29        2.70        2.99      (0.22)   (2.04)  (2.26)  20.16   16.48     34,644     1.06(4)
  09/30/08     20.16      0.29       (4.05)      (3.76)     (0.28)   (2.70)  (2.98)  13.42  (21.28)    25,827     1.06(4)
  09/30/09     13.42      0.22       (1.98)      (1.76)     (0.30)      --   (0.30)  11.36  (12.75)    21,138     1.06(4)



    Ratio
   of net
 investment
income (loss)
 to average   Portfolio
net assets(3) Turnover
------------- ---------


    1.00%         82%
    0.88(4)      140
    0.97(4)      143
    1.23(4)      207
    1.68(4)      204


    0.38%         82%
    0.23(4)      140
    0.31(4)      143
    0.58(4)      207
    1.06(4)      204


    0.36%         82%
    0.23(4)      140
    0.32(4)      143
    0.58(4)      207
    1.02(4)      204


    1.11%         82%
    0.90(4)      140
    1.05(4)      143
    1.33(4)      207
    1.81(4)      204


    1.54%         82%
    1.45(4)      140
    1.54(4)      143
    1.81(4)      207
    2.20(4)      204

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
Value Class A...........................   0.08%    0.08%    0.07%    0.11%    0.21%
Value Class B...........................   0.14     0.10     0.11     0.14     0.29
Value Class C...........................   0.08     0.08     0.09     0.14     0.28
Value Class I...........................   0.25     0.30    21.30    16.95    73.12
Value Class Z...........................   0.10     0.07     0.07     0.10     0.13

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 09/30/07 09/30/08 09/30/09
                                           -------- -------- -------- --------
  Value Class A...........................   0.01%    0.01%    0.03%    0.02%
  Value Class B...........................   0.01     0.01     0.03     0.02
  Value Class C...........................   0.01     0.01     0.03     0.02
  Value Class I...........................   0.01     0.01     0.03     0.02
  Value Class Z...........................   0.01     0.01     0.03     0.02

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                DISCIPLINED GROWTH FUND
                                                                -----------------------
                                   Net Gain
                                   (loss) on
                Net               investments                       Distri-          Net                Net
               Asset      Net        (both               Dividends  butions         Asset             Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value             end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total    period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  ------- -------------
                                                                        Class A
-
  09/30/05    $11.27     $ 0.09     $ 0.53      $ 0.62     $(0.06)    $--   $(0.06) $11.83    5.51%   $11,251     1.45%
  09/30/06     11.83      (0.01)      1.34        1.33      (0.06)     --    (0.06)  13.10   11.25     22,554     1.45(4)
  09/30/07     13.10      (0.04)      4.38        4.34         --      --       --   17.44   33.13(5)  25,774     1.45(4)
  09/30/08     17.44      (0.04)     (6.33)      (6.37)        --      --       --   11.07  (36.53)    19,949     1.45(4)(6)
  09/30/09     11.07       0.04      (0.64)      (0.60)        --      --       --   10.47   (5.42)    13,398     1.45(4)
                                                                        Class B
-
  09/30/05    $10.86     $ 0.01     $ 0.52      $ 0.53     $   --     $--   $   --  $11.39    4.88%   $15,117     2.10%
  09/30/06     11.39      (0.10)      1.29        1.19       0.00      --     0.00   12.58   10.46      9,299     2.10(4)
  09/30/07     12.58      (0.13)      4.20        4.07         --      --       --   16.65   32.35(5)   5,676     2.10(4)
  09/30/08     16.65      (0.13)     (6.02)      (6.15)        --      --       --   10.50  (36.94)     3,820     2.10(4)(6)
  09/30/09     10.50      (0.02)     (0.62)      (0.64)        --      --       --    9.86   (6.10)     1,631     2.10(4)
                                                                        Class C
-
  09/30/05    $10.88     $ 0.01     $ 0.51      $ 0.52     $   --     $--   $   --  $11.40    4.78%   $13,983     2.10%
  09/30/06     11.40      (0.09)      1.29        1.20       0.00      --     0.00   12.60   10.54     26,927     2.10(4)
  09/30/07     12.60      (0.13)      4.19        4.06         --      --       --   16.66   32.22(5)  28,927     2.10(4)
  09/30/08     16.66      (0.13)     (6.02)      (6.15)        --      --       --   10.51  (36.91)    16,419     2.10(4)(6)
  09/30/09     10.51      (0.02)     (0.61)      (0.63)        --      --       --    9.88   (5.99)     9,114     2.10(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
net assets(3)    Turnover
-------------    ---------


     0.74%           32%
    (0.02)(4)       999
    (0.13)(4)       446
    (0.30)(4)(6)    706
     0.37(4)        482


     0.09%           32%
    (0.77)(4)       999
    (0.75)(4)       446
    (0.98)(4)(6)    706
    (0.31)(4)       482


     0.09%           32%
    (0.68)(4)       999
    (0.78)(4)       446
    (0.95)(4)(6)    706
    (0.30)(4)       482

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09
                                         -------- -------- -------- -------- --------
Disciplined Growth Class A..............   0.38%    0.31%    0.34%    0.25%    0.59%
Disciplined Growth Class B..............   0.35     0.37     0.45     0.39     1.02
Disciplined Growth Class C..............   0.33     0.30     0.30     0.24     0.59

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 09/30/07 09/30/08 09/30/09
                                           -------- -------- -------- --------
  Disciplined Growth Class A..............   0.04%    0.11%    0.07%    0.04%
  Disciplined Growth Class B..............   0.02     0.14     0.07     0.05
  Disciplined Growth Class C..............   0.03     0.12     0.07     0.04

(5)Total Return for each class was increased by 0.38%, 0.40% and 0.40% for Class A, Class B and Class C, respectively, from a reimbursement by an affiliate.
(6)Net of custody credits of 0.01%.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                        INTERNATIONAL SMALL-CAP FUND
                                                                        ----------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-                        Net
                       Asset      Net        (both               Dividends  butions                       Asset
                       Value   investment  realized   Total from  from net   from   Distributions  Total  Value
                     beginning   income       and     investment investment capital  from return  distri- end of   Total
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains   of capital   butions period Return(2)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------
                                                                                  Class A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)    $   --   $   --     $   --     $   --  $11.05  (11.60)%
09/30/07               11.05      (0.04)      2.99        2.95         --       --         --         --   14.00   26.70
09/30/08               14.00      (0.00)     (5.52)      (5.52)        --    (0.13)     (0.01)     (0.14)   8.34  (39.79)
09/30/09                8.34       0.01      (0.01)       0.00      (0.00)      --         --      (0.00)   8.34    0.02(6)
                                                                                  Class B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.11)      2.97        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.08)     (5.45)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.21)
09/30/09                8.21      (0.04)      0.00       (0.04)        --       --         --         --    8.17   (0.49)(6)
                                                                                  Class C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.12)      2.98        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.09)     (5.44)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.20)
09/30/09                8.21      (0.04)     (0.01)      (0.05)        --       --         --         --    8.16   (0.61)(6)



                          Ratio
  Net                    of net
Assets    Ratio of     investment
end of    expenses    income (loss)
period   to average    to average     Portfolio
(000's) net assets(5) net assets(5)   Turnover
------- ------------- -------------   ---------

$21,557     1.90%(4)       0.08%(4)       55%
 30,845     1.90          (0.30)          70
 16,830     1.90          (0.04)          93
 68,492     1.90           0.19          148

$   583     2.55%(4)       (0.93)%(4)     55%
  1,181     2.55          (0.89)          70
    633     2.55          (0.68)          93
    313     2.55          (0.53)         148

$ 3,363     2.55%(4)      (1.07)%(4)      55%
  5,357     2.55          (0.94)          70
  2,199     2.55          (0.78)          93
    724     2.55          (0.58)         148

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         09/30/06(4) 09/30/07 09/30/08 09/30/09
                                         ----------- -------- -------- --------
International Small-Cap Class A.........     1.27%     0.45%    0.54%    0.31%
International Small-Cap Class B.........    12.63      2.10     1.53     4.07
International Small-Cap Class C.........     2.88      0.77     0.77     1.68

(6)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions (See Note 4).

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                 Computers..............................  9.8%
                 Medical-Biomedical/Gene................  4.4
                 Web Portals/ISP........................  4.2
                 Electronic Components-Semiconductors...  4.0
                 Oil Companies-Exploration & Production.  3.9
                 Wireless Equipment.....................  3.8
                 Retail-Drug Store......................  3.2
                 Beverages-Non-alcoholic................  3.1
                 Diversified Banking Institutions.......  2.8
                 Networking Products....................  2.5
                 Sector Fund-Financial Services.........  2.5
                 Repurchase Agreement...................  2.4
                 Applications Software..................  2.3
                 Instruments-Scientific.................  2.2
                 Medical-Generic Drugs..................  2.1
                 Commercial Services-Finance............  1.9
                 Medical Products.......................  1.9
                 Electric Products-Misc.................  1.9
                 Aerospace/Defense......................  1.8
                 Enterprise Software/Service............  1.8
                 Investment Management/Advisor Services.  1.8
                 Oil-Field Services.....................  1.6
                 Retail-Restaurants.....................  1.5
                 Retail-Discount........................  1.5
                 Aerospace/Defense-Equipment............  1.3
                 Agricultural Chemicals.................  1.2
                 Oil Companies-Integrated...............  1.2
                 Finance-Investment Banker/Broker.......  1.2
                 Transport-Rail.........................  1.2
                 Retail-Regional Department Stores......  1.1
                 Apparel Manufacturers..................  1.1
                 Oil & Gas Drilling.....................  1.1
                 Diversified Manufacturing Operations...  1.1
                 E-Commerce/Products....................  1.0
                 Finance-Credit Card....................  1.0
                 Medical-Drugs..........................  1.0
                 Cosmetics & Toiletries.................  1.0
                 Casino Hotels..........................  1.0
                 Medical Instruments....................  1.0
                 Retail-Office Supplies.................  1.0
                 Consulting Services....................  1.0
                 X-Ray Equipment........................  1.0
                 Semiconductor Equipment................  0.9
                 Multimedia.............................  0.8
                 Internet Security......................  0.8
                 Retail-Consumer Electronics............  0.7
                 Electronic Forms.......................  0.7
                 Computer Services......................  0.7
                 Medical-HMO............................  0.7
                 Medical Labs & Testing Services........  0.7
                 Telecom Equipment-Fiber Optics.........  0.6
                 Pharmacy Services......................  0.6
                 Electronic Measurement Instruments.....  0.6
                 Metal-Copper...........................  0.6
                 Retail-Apparel/Shoe....................  0.6
                 Insurance-Multi-line...................  0.6
                 Retail-Computer Equipment..............  0.6
                 Auto-Heavy Duty Trucks.................  0.5
                 Food-Dairy Products....................  0.5
                 Medical-Wholesale Drug Distribution....  0.3
                                                         ----
                                                         99.9%
                                                         ====

--------
*Calculated as a percentage of net assets

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009


                                                                 Market
                                                                 Value
                    Security Description                Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 95.0%
      Aerospace/Defense -- 1.8%
        Lockheed Martin Corp...........................  4,050 $  316,224
        Raytheon Co....................................  9,600    460,512
                                                               ----------
                                                                  776,736
                                                               ----------
      Aerospace/Defense-Equipment -- 1.3%
        United Technologies Corp.......................  9,000    548,370
                                                               ----------
      Agricultural Chemicals -- 1.2%
        Monsanto Co....................................  6,593    510,298
                                                               ----------
      Apparel Manufacturers -- 1.1%
        Coach, Inc..................................... 14,500    477,340
                                                               ----------
      Applications Software -- 2.3%
        Microsoft Corp................................. 37,100    960,519
                                                               ----------
      Auto-Heavy Duty Trucks -- 0.5%
        Navistar International Corp.+..................  5,800    217,036
                                                               ----------
      Beverages-Non-alcoholic -- 3.1%
        PepsiCo, Inc................................... 22,592  1,325,247
                                                               ----------
      Casino Hotels -- 1.0%
        Wynn Resorts, Ltd.+............................  5,900    418,251
                                                               ----------
      Commercial Services-Finance -- 1.9%
        Visa, Inc., Class A............................ 11,750    812,042
                                                               ----------
      Computer Services -- 0.7%
        Cognizant Technology Solutions Corp., Class A+.  7,500    289,950
                                                               ----------
      Computers -- 9.8%
        Apple, Inc.+...................................  9,550  1,770,283
        Hewlett-Packard Co............................. 27,400  1,293,554
        International Business Machines Corp...........  5,200    621,972
        Research In Motion, Ltd.+......................  6,350    428,943
                                                               ----------
                                                                4,114,752
                                                               ----------
      Consulting Services -- 1.0%
        FTI Consulting, Inc.+..........................  9,700    413,317
                                                               ----------
      Cosmetics & Toiletries -- 1.0%
        The Procter & Gamble Co........................  7,500    434,400
                                                               ----------
      Diversified Banking Institutions -- 2.8%
        JPMorgan Chase & Co............................ 10,400    455,728
        The Goldman Sachs Group, Inc...................  3,900    718,965
                                                               ----------
                                                                1,174,693
                                                               ----------
      Diversified Manufacturing Operations -- 1.1%
        Danaher Corp...................................  6,800    457,776
                                                               ----------
      E-Commerce/Products -- 1.0%
        Amazon.com, Inc.+..............................  4,700    438,792
                                                               ----------
      Electric Products-Misc. -- 1.9%
        AMETEK, Inc.................................... 12,604    440,006
        Emerson Electric Co............................  8,800    352,704
                                                               ----------
                                                                  792,710
                                                               ----------
      Electronic Components-Semiconductors -- 4.0%
        Avago Technologies, Ltd.+...................... 13,234    225,905
        Broadcom Corp., Class A+....................... 10,600    325,314
        Intel Corp..................................... 43,304    847,459
        NVIDIA Corp.+.................................. 10,600    159,318

                                                                 Market
                                                                 Value
                    Security Description                Shares  (Note 3)
      -------------------------------------------------------------------
      Electronic Components-Semiconductors (continued)
        Texas Instruments, Inc.........................  4,400 $  104,236
                                                               ----------
                                                                1,662,232
                                                               ----------
      Electronic Forms -- 0.7%
        Adobe Systems, Inc.+...........................  8,923    294,816
                                                               ----------
      Electronic Measurement Instruments -- 0.6%
        Agilent Technologies, Inc.+....................  9,100    253,253
                                                               ----------
      Enterprise Software/Service -- 1.8%
        Oracle Corp.................................... 36,700    764,828
                                                               ----------
      Finance-Credit Card -- 1.0%
        Discover Financial Services.................... 26,900    436,587
                                                               ----------
      Finance-Investment Banker/Broker -- 1.2%
        The Charles Schwab Corp........................ 26,400    505,560
                                                               ----------
      Food-Dairy Products -- 0.5%
        Dean Foods Co.+................................ 12,100    215,259
                                                               ----------
      Instruments-Scientific -- 2.2%
        Thermo Fisher Scientific, Inc.+................ 21,183    925,062
                                                               ----------
      Insurance-Multi-line -- 0.6%
        Genworth Financial, Inc., Class A.............. 20,000    239,000
                                                               ----------
      Internet Security -- 0.8%
        Symantec Corp.+................................ 20,100    331,047
                                                               ----------
      Investment Management/Advisor Services -- 1.8%
        Invesco, Ltd................................... 33,600    764,736
                                                               ----------
      Medical Instruments -- 1.0%
        Medtronic, Inc................................. 11,300    415,840
                                                               ----------
      Medical Labs & Testing Services -- 0.7%
        Laboratory Corp. of America Holdings+..........  4,200    275,940
                                                               ----------
      Medical Products -- 1.9%
        Baxter International, Inc......................  6,900    393,369
        Johnson & Johnson..............................  6,600    401,874
                                                               ----------
                                                                  795,243
                                                               ----------
      Medical-Biomedical/Gene -- 4.4%
        Amgen, Inc.+...................................  3,300    198,759
        Celgene Corp.+.................................  8,100    452,790
        Genzyme Corp.+.................................  6,000    340,380
        Gilead Sciences, Inc.+......................... 18,500    861,730
                                                               ----------
                                                                1,853,659
                                                               ----------
      Medical-Drugs -- 1.0%
        Abbott Laboratories............................  8,800    435,336
                                                               ----------
      Medical-Generic Drugs -- 2.1%
        Mylan, Inc.+................................... 34,700    555,547
        Teva Pharmaceutical Industries, Ltd. ADR.......  6,714    339,460
                                                               ----------
                                                                  895,007
                                                               ----------
      Medical-HMO -- 0.7%
        UnitedHealth Group, Inc........................ 11,500    287,960
                                                               ----------
      Medical-Wholesale Drug Distribution -- 0.3%
        Cardinal Health, Inc...........................  5,400    144,720
                                                               ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


                                                              Market
                                                              Value
                    Security Description             Shares  (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Metal-Copper -- 0.6%
            Freeport-McMoRan Copper & Gold, Inc.....  3,600 $  246,996
                                                            ----------
          Multimedia -- 0.8%
            Time Warner, Inc........................ 11,566    332,869
                                                            ----------
          Networking Products -- 2.5%
            Cisco Systems, Inc.+.................... 44,400  1,045,176
                                                            ----------
          Oil & Gas Drilling -- 1.1%
            Transocean, Ltd.+.......................  5,392    461,178
                                                            ----------
          Oil Companies-Exploration & Production -- 3.9%
            Apache Corp.............................  2,600    238,758
            Devon Energy Corp.......................  2,400    161,592
            Occidental Petroleum Corp...............  5,900    462,560
            Ultra Petroleum Corp.+..................  4,300    210,528
            XTO Energy, Inc......................... 14,200    586,744
                                                            ----------
                                                             1,660,182
                                                            ----------
          Oil Companies-Integrated -- 1.2%
            Exxon Mobil Corp........................  7,400    507,714
                                                            ----------
          Oil-Field Services -- 1.6%
            Schlumberger, Ltd....................... 11,600    691,360
                                                            ----------
          Pharmacy Services -- 0.6%
            Express Scripts, Inc.+..................  3,300    256,014
                                                            ----------
          Retail-Apparel/Shoe -- 0.6%
            American Eagle Outfitters, Inc.......... 14,300    241,098
                                                            ----------
          Retail-Computer Equipment -- 0.6%
            GameStop Corp., Class A+................  9,000    238,230
                                                            ----------
          Retail-Consumer Electronics -- 0.7%
            Best Buy Co., Inc.......................  8,200    307,664
                                                            ----------
          Retail-Discount -- 1.5%
            Target Corp.............................  5,500    256,740
            Wal-Mart Stores, Inc....................  7,500    368,175
                                                            ----------
                                                               624,915
                                                            ----------
          Retail-Drug Store -- 3.2%
            CVS Caremark Corp....................... 37,202  1,329,599
                                                            ----------
          Retail-Office Supplies -- 1.0%
            Staples, Inc............................ 17,900    415,638
                                                            ----------
          Retail-Regional Department Stores -- 1.1%
            Kohl's Corp.+...........................  8,400    479,220
                                                            ----------
          Retail-Restaurants -- 1.5%
            Burger King Holdings, Inc............... 16,300    286,717
            McDonald's Corp.........................  6,300    359,541
                                                            ----------
                                                               646,258
                                                            ----------
          Semiconductor Equipment -- 0.9%
            ASML Holding NV......................... 12,300    363,711
                                                            ----------
          Telecom Equipment-Fiber Optics -- 0.6%
            Corning, Inc............................ 17,000    260,270
                                                            ----------
          Transport-Rail -- 1.2%
            Union Pacific Corp......................  8,600    501,810
                                                            ----------

                                                  Shares/     Market
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
        ---------------------------------------------------------------
        Web Portals/ISP -- 4.2%
          Google, Inc., Class A+...............      3,550  $ 1,760,267
                                                            -----------
        Wireless Equipment -- 3.8%
          American Tower Corp., Class A+.......     11,800      429,520
          QUALCOMM, Inc........................     25,550    1,149,239
                                                            -----------
                                                              1,578,759
                                                            -----------
        X-Ray Equipment -- 1.0%
          Hologic, Inc.+.......................     24,700      403,598
                                                            -----------
        Total Common Stock
           (cost $38,117,750)..................              40,010,840
                                                            -----------
        EXCHANGE-TRADED FUNDS -- 2.5%
        Sector Fund-Financial Services -- 2.5%
          Financial Select Sector SPDR Fund
           (cost $799,328).....................     69,915    1,044,530
                                                            -----------
        Total Long-Term Investment Securities
           (cost $38,917,078)..................              41,055,370
                                                            -----------
        REPURCHASE AGREEMENT -- 2.4%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $1,005,000)................... $1,005,000    1,005,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $39,922,078)(2)...............       99.9%  42,060,370
        Other assets less liabilities..........        0.1       32,976
                                                ----------  -----------
        NET ASSETS --                                100.0% $42,093,346
                                                ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                           Level 1 --  Level 2 --  Level 3 --
                           Unadjusted    Other    Significant
                             Quoted    Observable Unobservable
                             Prices      Inputs      Inputs       Total
                           ----------- ---------- ------------ -----------
     Long-Term Investment
      Securities:
       Common Stock
        Computers......... $ 4,114,752 $       --     $--      $ 4,114,752
        Other
         Industries*......  35,896,088         --      --       35,896,088
       Exchange-Traded
        Funds.............   1,044,530         --      --        1,044,530
     Repurchase
      Agreement...........          --  1,005,000      --        1,005,000
                           ----------- ----------     ---      -----------
     Total                 $41,055,370 $1,005,000     $--      $42,060,370
                           =========== ==========     ===      ===========

--------
*Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                 Repurchase Agreement...................  24.5%
                 Consulting Services....................   5.9
                 Retail-Discount........................   3.8
                 Commodity Funds........................   3.3
                 Telecom Services.......................   3.1
                 Internet Infrastructure Software.......   3.0
                 Pharmacy Services......................   2.5
                 Retail-Apparel/Shoe....................   2.5
                 Food-Dairy Products....................   2.3
                 Commercial Services-Finance............   2.2
                 Oil Companies-Exploration & Production.   2.2
                 Retail-Restaurants.....................   2.0
                 Medical-Nursing Homes..................   1.9
                 Retail-Computer Equipment..............   1.9
                 Retail-Auto Parts......................   1.8
                 Theaters...............................   1.8
                 Auto-Heavy Duty Trucks.................   1.7
                 Data Processing/Management.............   1.7
                 Medical-HMO............................   1.6
                 Cellular Telecom.......................   1.5
                 Networking Products....................   1.5
                 Computers-Periphery Equipment..........   1.4
                 Retail-Convenience Store...............   1.4
                 Retail-Pawn Shops......................   1.4
                 Hazardous Waste Disposal...............   1.4
                 Transactional Software.................   1.4
                 E-Services/Consulting..................   1.3
                 Poultry................................   1.3
                 Satellite Telecom......................   1.3
                 Broadcast Services/Program.............   1.2
                 Food-Wholesale/Distribution............   1.2
                 Enterprise Software/Service............   1.2
                 Transport-Services.....................   1.2
                 Internet Security......................   1.0
                 Medical Information Systems............   1.0
                 Diagnostic Equipment...................   1.0
                 Telecom Equipment-Fiber Optics.........   1.0
                 Applications Software..................   1.0
                 Food-Misc..............................   0.9
                 Aerospace/Defense-Equipment............   0.9
                 Disposable Medical Products............   0.9
                 Medical-Drugs..........................   0.8
                 Rental Auto/Equipment..................   0.7
                 Oil-Field Services.....................   0.7
                 Finance-Other Services.................   0.6
                 Cosmetics & Toiletries.................   0.5
                 Medical Labs & Testing Services........   0.5
                 Medical-Outpatient/Home Medical........   0.4
                 Electronic Components-Semiconductors...   0.1
                                                         -----
                                                         100.4%
                                                         =====

--------
*Calculated as a percentage of net assets

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009


                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 72.6%
        Aerospace/Defense-Equipment -- 0.9%
          Orbital Sciences Corp.+....................  19,113 $  286,122
                                                              ----------
        Applications Software -- 1.0%
          Nuance Communications, Inc.+...............  20,983    313,906
                                                              ----------
        Auto-Heavy Duty Trucks -- 1.7%
          Force Protection, Inc.+.................... 100,788    550,302
                                                              ----------
        Broadcast Services/Program -- 1.2%
          DG FastChannel, Inc.+......................  19,700    412,518
                                                              ----------
        Cellular Telecom -- 1.5%
          MetroPCS Communications, Inc.+.............  26,551    248,517
          Syniverse Holdings, Inc.+..................  14,600    255,500
                                                              ----------
                                                                 504,017
                                                              ----------
        Commercial Services-Finance -- 2.2%
          Equifax, Inc...............................  19,500    568,230
          Jackson Hewitt Tax Service, Inc............  33,740    172,074
                                                              ----------
                                                                 740,304
                                                              ----------
        Computers-Periphery Equipment -- 1.4%
          Synaptics, Inc.+...........................  18,600    468,720
                                                              ----------
        Consulting Services -- 5.9%
          FTI Consulting, Inc.+......................  11,500    490,015
          Huron Consulting Group, Inc.+..............  12,200    315,126
          Navigant Consulting, Inc.+.................  33,000    445,500
          Watson Wyatt Worldwide, Inc., Class A......  16,000    696,960
                                                              ----------
                                                               1,947,601
                                                              ----------
        Cosmetics & Toiletries -- 0.5%
          Chattem, Inc.+.............................   2,700    179,307
                                                              ----------
        Data Processing/Management -- 1.7%
          Dun & Bradstreet Corp......................   7,300    549,836
                                                              ----------
        Diagnostic Equipment -- 1.0%
          Immucor, Inc.+.............................  18,400    325,680
                                                              ----------
        Disposable Medical Products -- 0.9%
          C.R. Bard, Inc.............................   3,600    282,996
                                                              ----------
        E-Services/Consulting -- 1.3%
          Websense, Inc.+............................  25,700    431,760
                                                              ----------
        Electronic Components-Semiconductors -- 0.1%
          IXYS Corp..................................   3,690     31,402
                                                              ----------
        Enterprise Software/Service -- 1.2%
          Novell, Inc.+..............................  86,400    389,664
                                                              ----------
        Finance-Other Services -- 0.6%
          The NASDAQ OMX Group, Inc.+................  10,100    212,605
                                                              ----------
        Food-Dairy Products -- 2.3%
          Dean Foods Co.+............................  41,800    743,622
                                                              ----------
        Food-Misc. -- 0.9%
          Smart Balance, Inc.+.......................  47,100    289,194
                                                              ----------
        Food-Wholesale/Distribution -- 1.2%
          Spartan Stores, Inc........................  28,700    405,531
                                                              ----------
        Hazardous Waste Disposal -- 1.4%
          Stericycle, Inc.+..........................   9,550    462,698
                                                              ----------

                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 3)
       ------------------------------------------------------------------
       Internet Infrastructure Software -- 3.0%
         TeleCommunication Systems, Inc., Class A+.... 116,593 $  974,717
                                                               ----------
       Internet Security -- 1.0%
         VeriSign, Inc.+..............................  14,200    336,398
                                                               ----------
       Medical Information Systems -- 1.0%
         IMS Health, Inc..............................  21,300    326,955
                                                               ----------
       Medical Labs & Testing Services -- 0.5%
         Laboratory Corp. of America Holdings+........   2,700    177,390
                                                               ----------
       Medical-Drugs -- 0.8%
         Endo Pharmaceuticals Holdings, Inc.+.........  11,005    249,043
                                                               ----------
       Medical-HMO -- 1.6%
         Magellan Health Services, Inc.+..............  17,400    540,444
                                                               ----------
       Medical-Nursing Homes -- 1.9%
         Sun Healthcare Group, Inc.+..................  74,300    641,952
                                                               ----------
       Medical-Outpatient/Home Medical -- 0.4%
         Amsurg Corp.+................................   6,100    129,503
                                                               ----------
       Networking Products -- 1.5%
         BigBand Networks, Inc.+...................... 122,900    492,829
                                                               ----------
       Oil Companies-Exploration & Production -- 2.2%
         Plains Exploration & Production Co.+.........  26,400    730,224
                                                               ----------
       Oil-Field Services -- 0.7%
         Willbros Group, Inc.+........................  14,800    225,404
                                                               ----------
       Pharmacy Services -- 2.5%
         Omnicare, Inc................................  37,200    837,744
                                                               ----------
       Poultry -- 1.3%
         Sanderson Farms, Inc.........................  11,400    429,096
                                                               ----------
       Rental Auto/Equipment -- 0.7%
         Aaron's Inc..................................   8,900    234,960
                                                               ----------
       Retail-Apparel/Shoe -- 2.5%
         Hot Topic, Inc.+.............................  77,200    578,228
         The Children's Place Retail Stores, Inc.+....   8,300    248,668
                                                               ----------
                                                                  826,896
                                                               ----------
       Retail-Auto Parts -- 1.8%
         Advance Auto Parts, Inc......................  15,500    608,840
                                                               ----------
       Retail-Computer Equipment -- 1.9%
         GameStop Corp., Class A+.....................  23,800    629,986
                                                               ----------
       Retail-Convenience Store -- 1.4%
         The Pantry, Inc.+............................  29,800    467,264
                                                               ----------
       Retail-Discount -- 3.8%
         BJ's Wholesale Club, Inc.+...................  17,100    619,362
         Family Dollar Stores, Inc....................  23,700    625,680
                                                               ----------
                                                                1,245,042
                                                               ----------
       Retail-Pawn Shops -- 1.4%
         EZCORP, Inc., Class A+.......................  34,000    464,440
                                                               ----------
       Retail-Restaurants -- 2.0%
         Burger King Holdings, Inc....................  38,300    673,697
                                                               ----------
       Satellite Telecom -- 1.3%
         GeoEye, Inc.+................................  15,600    418,080
                                                               ----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


                                                  Shares/      Market
                                                 Principal     Value
                 Security Description             Amount      (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Telecom Equipment-Fiber Optics -- 1.0%
          Harmonic, Inc.+......................     48,100  $   321,308
                                                            -----------
        Telecom Services -- 3.1%
          MasTec, Inc.+........................     55,700      676,755
          Neutral Tandem, Inc.+................     15,200      345,952
                                                            -----------
                                                              1,022,707
                                                            -----------
        Theaters -- 1.8%
          Regal Entertainment Group, Class A...     47,200      581,504
                                                            -----------
        Transactional Software -- 1.4%
          ACI Worldwide, Inc+..................     22,300      337,399
          Synchronoss Technologies, Inc.+......      9,500      118,465
                                                            -----------
                                                                455,864
                                                            -----------
        Transport-Services -- 1.2%
          UTi Worldwide, Inc.+.................     26,300      380,824
                                                            -----------
        Total Common Stock
           (cost $21,718,290)..................              23,950,896
                                                            -----------
        EXCHANGE-TRADED FUNDS -- 3.3%
        Commodity Funds -- 3.3%
          United States Natural Gas Fund, LP+
           (cost $1,051,860)...................     93,300    1,095,342
                                                            -----------
        Total Long-Term Investment Securities
           (cost $22,770,150)..................              25,046,238
                                                            -----------
        REPURCHASE AGREEMENT -- 24.5%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $8,073,000)................... $8,073,000    8,073,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $30,843,150)(2)...............      100.4%  33,119,238
        Liabilities in excess of other assets..       (0.4)    (141,932)
                                                ----------  -----------
        NET ASSETS --                                100.0% $32,977,306
                                                ==========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investment on a tax basis.


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                           Level 1 --  Level 2 --  Level 3 --
                           Unadjusted    Other    Significant
                             Quoted    Observable Unobservable
                             Prices      Inputs      Inputs       Total
                           ----------- ---------- ------------ -----------
     Long-Term Investment
      Securities:
       Common Stock
        Consulting
         Services......... $ 1,947,601 $       --     $--      $ 1,947,601
        Other
         Industries*......  22,003,295         --      --       22,003,295
       Exchange-Traded
        Funds.............   1,095,342         --      --        1,095,342
     Repurchase
      Agreement...........          --  8,073,000      --        8,073,000
                           ----------- ----------     ---      -----------
     Total                 $25,046,238 $8,073,000     $--      $33,119,238
                           =========== ==========     ===      ===========

--------
*Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                 Repurchase Agreement...................  20.7%
                 Consulting Services....................   5.7
                 Retail-Discount........................   3.8
                 Commodity Funds........................   3.4
                 Telecom Services.......................   3.2
                 Pharmacy Services......................   2.6
                 Oil Companies-Exploration & Production.   2.3
                 Food-Dairy Products....................   2.3
                 Retail-Apparel/Shoe....................   2.2
                 Cellular Telecom.......................   2.1
                 Retail-Auto Parts......................   2.0
                 Food-Misc..............................   1.9
                 Soap & Cleaning Preparation............   1.9
                 Medical Labs & Testing Services........   1.9
                 Finance-Investment Banker/Broker.......   1.9
                 Data Processing/Management.............   1.8
                 Internet Security......................   1.7
                 Medical-Nursing Homes..................   1.7
                 Enterprise Software/Service............   1.6
                 Wireless Equipment.....................   1.5
                 Computers-Periphery Equipment..........   1.5
                 Theaters...............................   1.5
                 Retail-Convenience Store...............   1.4
                 Transactional Software.................   1.4
                 Retail-Computer Equipment..............   1.4
                 Electronic Components-Semiconductors...   1.4
                 E-Services/Consulting..................   1.4
                 Electric Products-Misc.................   1.4
                 Retail-Restaurants.....................   1.4
                 Poultry................................   1.3
                 Schools................................   1.3
                 Broadcast Services/Program.............   1.3
                 Auto-Heavy Duty Trucks.................   1.2
                 Hazardous Waste Disposal...............   1.1
                 Oil Companies-Integrated...............   1.1
                 Internet Infrastructure Software.......   1.1
                 Entertainment Software.................   1.1
                 Medical-Biomedical/Gene................   1.0
                 Medical Information Systems............   1.0
                 Consumer Products-Misc.................   1.0
                 Retail-Consumer Electronics............   0.9
                 Transport-Truck........................   0.9
                 Medical-Drugs..........................   0.9
                 Applications Software..................   0.9
                 Gold Mining............................   0.9
                 Diversified Manufacturing Operations...   0.9
                 Rental Auto/Equipment..................   0.7
                 Medical Instruments....................   0.7
                 Medical-Generic Drugs..................   0.6
                 Oil & Gas Drilling.....................   0.5
                 Commercial Services-Finance............   0.4
                 X-Ray Equipment........................   0.4
                                                         -----
                                                         100.2%
                                                         =====

--------
*Calculated as a percentage of net assets

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009


                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 76.1%
        Applications Software -- 0.9%
          Nuance Communications, Inc.+...............  22,946 $  343,272
                                                              ----------
        Auto-Heavy Duty Trucks -- 1.2%
          Force Protection, Inc.+....................  82,291    449,309
                                                              ----------
        Broadcast Services/Program -- 1.3%
          DG FastChannel, Inc.+......................  22,600    473,244
                                                              ----------
        Cellular Telecom -- 2.1%
          Syniverse Holdings, Inc.+..................  45,200    791,000
                                                              ----------
        Commercial Services-Finance -- 0.4%
          Jackson Hewitt Tax Service, Inc............  28,525    145,478
                                                              ----------
        Computers-Periphery Equipment -- 1.5%
          Synaptics, Inc.+...........................  21,900    551,880
                                                              ----------
        Consulting Services -- 5.7%
          FTI Consulting, Inc.+......................  13,200    562,452
          Huron Consulting Group, Inc.+..............  14,000    361,620
          Navigant Consulting, Inc.+.................  38,600    521,100
          Watson Wyatt Worldwide, Inc., Class A......  15,700    683,892
                                                              ----------
                                                               2,129,064
                                                              ----------
        Consumer Products-Misc. -- 1.0%
          Clorox Co..................................   6,200    364,684
                                                              ----------
        Data Processing/Management -- 1.8%
          Dun & Bradstreet Corp......................   8,700    655,284
                                                              ----------
        Diversified Manufacturing Operations -- 0.9%
          ITT Corp...................................   6,100    318,115
                                                              ----------
        E-Services/Consulting -- 1.4%
          Websense, Inc.+............................  30,800    517,440
                                                              ----------
        Electric Products-Misc. -- 1.4%
          AMETEK, Inc................................  14,700    513,177
                                                              ----------
        Electronic Components-Semiconductors -- 1.4%
          IXYS Corp..................................   4,187     35,631
          MEMC Electronic Materials, Inc.+...........  29,000    482,270
                                                              ----------
                                                                 517,901
                                                              ----------
        Enterprise Software/Service -- 1.6%
          Novell, Inc.+.............................. 129,000    581,790
                                                              ----------
        Entertainment Software -- 1.1%
          Activision Blizzard, Inc.+.................  31,600    391,524
                                                              ----------
        Finance-Investment Banker/Broker -- 1.9%
          TD Ameritrade Holding Corp.+...............  20,200    396,324
          The Charles Schwab Corp....................  16,100    308,315
                                                              ----------
                                                                 704,639
                                                              ----------
        Food-Dairy Products -- 2.3%
          Dean Foods Co.+............................  47,700    848,583
                                                              ----------
        Food-Misc. -- 1.9%
          American Italian Pasta Co., Class A+.......  15,100    410,418
          Smart Balance, Inc.+.......................  49,200    302,088
                                                              ----------
                                                                 712,506
                                                              ----------
        Gold Mining -- 0.9%
          Barrick Gold Corp..........................   8,600    325,940
                                                              ----------

                                                                Market
                                                                Value
                     Security Description               Shares (Note 3)
        ---------------------------------------------------------------
        Hazardous Waste Disposal -- 1.1%
          Stericycle, Inc.+............................  8,800 $426,360
                                                               --------
        Internet Infrastructure Software -- 1.1%
          TeleCommunication Systems, Inc., Class A+.... 48,527  405,686
                                                               --------
        Internet Security -- 1.7%
          Symantec Corp.+.............................. 39,400  648,918
                                                               --------
        Medical Information Systems -- 1.0%
          IMS Health, Inc.............................. 24,100  369,935
                                                               --------
        Medical Instruments -- 0.7%
          St. Jude Medical, Inc.+......................  6,400  249,664
                                                               --------
        Medical Labs & Testing Services -- 1.9%
          Laboratory Corp. of America Holdings+........  3,000  197,100
          Quest Diagnostics, Inc.......................  9,800  511,462
                                                               --------
                                                                708,562
                                                               --------
        Medical-Biomedical/Gene -- 1.0%
          Myriad Genetics, Inc.+....................... 14,000  383,600
                                                               --------
        Medical-Drugs -- 0.9%
          Cephalon, Inc.+..............................  6,000  349,440
                                                               --------
        Medical-Generic Drugs -- 0.6%
          Mylan, Inc.+................................. 15,100  241,751
                                                               --------
        Medical-Nursing Homes -- 1.7%
          Sun Healthcare Group, Inc.+.................. 75,100  648,864
                                                               --------
        Oil & Gas Drilling -- 0.5%
          Transocean, Ltd.+............................  2,300  196,719
                                                               --------
        Oil Companies-Exploration & Production -- 2.3%
          Plains Exploration & Production Co.+......... 30,900  854,694
                                                               --------
        Oil Companies-Integrated -- 1.1%
          Hess Corp....................................  7,900  422,334
                                                               --------
        Pharmacy Services -- 2.6%
          Omnicare, Inc................................ 43,400  977,368
                                                               --------
        Poultry -- 1.3%
          Sanderson Farms, Inc......................... 13,000  489,320
                                                               --------
        Rental Auto/Equipment -- 0.7%
          Aaron's Inc.................................. 10,500  277,200
                                                               --------
        Retail-Apparel/Shoe -- 2.2%
          Hot Topic, Inc.+............................. 72,300  541,527
          The Children's Place Retail Stores, Inc.+....  9,800  293,608
                                                               --------
                                                                835,135
                                                               --------
        Retail-Auto Parts -- 2.0%
          Advance Auto Parts, Inc...................... 19,200  754,176
                                                               --------
        Retail-Computer Equipment -- 1.4%
          GameStop Corp., Class A+..................... 19,600  518,812
                                                               --------
        Retail-Consumer Electronics -- 0.9%
          Best Buy Co., Inc............................  9,400  352,688
                                                               --------
        Retail-Convenience Store -- 1.4%
          The Pantry, Inc.+............................ 34,200  536,256
                                                               --------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


                                                  Shares/      Market
                                                 Principal     Value
                Security Description              Amount      (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Retail-Discount -- 3.8%
          BJ's Wholesale Club, Inc.+...........     19,500  $   706,290
          Family Dollar Stores, Inc............     26,700      704,880
                                                            -----------
                                                              1,411,170
                                                            -----------
        Retail-Restaurants -- 1.4%
          Burger King Holdings, Inc............     28,700      504,833
                                                            -----------
        Schools -- 1.3%
          Apollo Group, Inc., Class A+.........      6,500      478,855
                                                            -----------
        Soap & Cleaning Preparation -- 1.9%
          Church & Dwight Co., Inc.............     12,500      709,250
                                                            -----------
        Telecom Services -- 3.2%
          MasTec, Inc.+........................     66,100      803,115
          Neutral Tandem, Inc.+................     17,300      393,748
                                                            -----------
                                                              1,196,863
                                                            -----------
        Theaters -- 1.5%
          Regal Entertainment Group, Class A...     44,000      542,080
                                                            -----------
        Transactional Software -- 1.4%
          ACI Worldwide, Inc+..................     25,800      390,354
          Synchronoss Technologies, Inc.+......     10,900      135,923
                                                            -----------
                                                                526,277
                                                            -----------
        Transport-Truck -- 0.9%
          Landstar System, Inc.................      9,232      351,370
                                                            -----------
        Wireless Equipment -- 1.5%
          American Tower Corp., Class A+.......     15,800      575,120
                                                            -----------
        X-Ray Equipment -- 0.4%
          Hologic, Inc.+.......................      8,600      140,524
                                                            -----------
        Total Common Stock
           (cost $26,035,341)..................              28,418,654
                                                            -----------
        EXCHANGE-TRADED FUNDS -- 3.4%
        Commodity Funds -- 3.4%
          United States Natural Gas Fund, LP+
           (cost $1,220,891)...................    108,300    1,271,442
                                                            -----------
        Total Long-Term Investment Securities
           (cost $27,256,232)..................              29,690,096
                                                            -----------
        REPURCHASE AGREEMENT -- 20.7%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $7,753,000)................... $7,753,000    7,753,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $35,009,232)(2)...............      100.2%  37,443,096
        Liabilities in excess of other assets..       (0.2)     (77,295)
                                                ----------  -----------
        NET ASSETS --                                100.0% $37,365,801
                                                ==========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                           Level 1 --  Level 2 --  Level 3 --
                           Unadjusted    Other    Significant
                             Quoted    Observable Unobservable
                             Prices      Inputs      Inputs       Total
                           ----------- ---------- ------------ -----------
     Long-Term Investment
      Securities:
       Common Stock
        Consulting
         Services......... $ 2,129,064 $       --     $--      $ 2,129,064
        Other
         Industries*......  26,289,590         --      --       26,289,590
       Exchange-Traded
        Funds.............   1,271,442         --      --        1,271,442
     Repurchase
      Agreement...........          --  7,753,000      --        7,753,000
                           ----------- ----------     ---      -----------
     Total                 $29,690,096 $7,753,000     $--      $37,443,096
                           =========== ==========     ===      ===========

--------
*Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                  Oil Companies-Integrated............. 10.7%
                  Diversified Banking Institutions.....  9.6
                  Electric-Integrated..................  6.0
                  Computers............................  5.4
                  Medical-Drugs........................  4.9
                  Insurance-Multi-line.................  4.1
                  Telephone-Integrated.................  4.0
                  Aerospace/Defense....................  3.6
                  Retail-Discount......................  3.5
                  Web Portals/ISP......................  3.0
                  Beverages-Non-alcoholic..............  3.0
                  Food-Misc............................  2.9
                  Oil & Gas Drilling...................  2.1
                  Applications Software................  2.1
                  Aerospace/Defense-Equipment..........  2.1
                  Diversified Manufacturing Operations.  2.0
                  Non-Hazardous Waste Disposal.........  2.0
                  Electronic Components-Semiconductors.  1.9
                  Medical Products.....................  1.8
                  Banks-Super Regional.................  1.7
                  Cable/Satellite TV...................  1.6
                  Networking Products..................  1.6
                  Medical Instruments..................  1.6
                  Retail-Building Products.............  1.5
                  Retail-Drug Store....................  1.5
                  Banks-Fiduciary......................  1.5
                  Tobacco..............................  1.5
                  Cosmetics & Toiletries...............  1.5
                  Consumer Products-Misc...............  1.5
                  Retail-Consumer Electronics..........  1.4
                  Wireless Equipment...................  1.4
                  Retail-Restaurants...................  1.4
                  Enterprise Software/Service..........  1.4
                  Medical-HMO..........................  1.3
                  Semiconductor Equipment..............  1.0
                  Medical-Biomedical/Gene..............  0.9
                  Repurchase Agreement.................  0.8
                                                        ----
                                                        99.8%
                                                        ====

--------
*Calculated as a percentage of net assets

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009


                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 99.0%
        Aerospace/Defense -- 3.6%
          General Dynamics Corp......................  13,000 $  839,800
          Raytheon Co................................  21,000  1,007,370
                                                              ----------
                                                               1,847,170
                                                              ----------
        Aerospace/Defense-Equipment -- 2.1%
          United Technologies Corp...................  18,200  1,108,926
                                                              ----------
        Applications Software -- 2.1%
          Microsoft Corp.............................  42,900  1,110,681
                                                              ----------
        Banks-Fiduciary -- 1.5%
          The Bank of New York Mellon Corp...........  27,000    782,730
                                                              ----------
        Banks-Super Regional -- 1.7%
          Wells Fargo & Co...........................  31,000    873,580
                                                              ----------
        Beverages-Non-alcoholic -- 3.0%
          PepsiCo, Inc...............................  12,700    744,982
          The Coca-Cola Co...........................  15,100    810,870
                                                              ----------
                                                               1,555,852
                                                              ----------
        Cable/Satellite TV -- 1.6%
          Comcast Corp., Class A.....................  50,000    844,500
                                                              ----------
        Computers -- 5.4%
          Apple, Inc.+...............................   4,000    741,480
          Hewlett-Packard Co.........................  18,200    859,222
          International Business Machines Corp.......  10,000  1,196,100
                                                              ----------
                                                               2,796,802
                                                              ----------
        Consumer Products-Misc. -- 1.5%
          Kimberly-Clark Corp........................  13,000    766,740
                                                              ----------
        Cosmetics & Toiletries -- 1.5%
          The Procter & Gamble Co....................  13,400    776,128
                                                              ----------
        Diversified Banking Institutions -- 9.6%
          Bank of America Corp.......................  90,200  1,526,184
          Citigroup, Inc............................. 120,000    580,800
          JPMorgan Chase & Co........................  35,500  1,555,610
          Morgan Stanley.............................  25,000    772,000
          The Goldman Sachs Group, Inc...............   3,000    553,050
                                                              ----------
                                                               4,987,644
                                                              ----------
        Diversified Manufacturing Operations -- 2.0%
          General Electric Co........................  62,500  1,026,250
                                                              ----------
        Electric-Integrated -- 6.0%
          Exelon Corp................................  15,000    744,300
          FPL Group, Inc.............................  15,000    828,450
          PG&E Corp..................................  19,100    773,359
          Xcel Energy, Inc...........................  40,500    779,220
                                                              ----------
                                                               3,125,329
                                                              ----------
        Electronic Components-Semiconductors -- 1.9%
          Intel Corp.................................  51,000    998,070
                                                              ----------
        Enterprise Software/Service -- 1.4%
          Oracle Corp................................  34,900    727,316
                                                              ----------

                                                           Market
                                                           Value
                    Security Description          Shares  (Note 3)
            -------------------------------------------------------
            Food-Misc. -- 2.9%
              H.J. Heinz Co...................... 20,000 $  795,000
              Kraft Foods, Inc., Class A......... 28,000    735,560
                                                         ----------
                                                          1,530,560
                                                         ----------
            Insurance-Multi-line -- 4.1%
              MetLife, Inc....................... 28,000  1,065,960
              The Allstate Corp.................. 35,000  1,071,700
                                                         ----------
                                                          2,137,660
                                                         ----------
            Medical Instruments -- 1.6%
              Medtronic, Inc..................... 22,000    809,600
                                                         ----------
            Medical Products -- 1.8%
              Johnson & Johnson.................. 15,100    919,439
                                                         ----------
            Medical-Biomedical/Gene -- 0.9%
              Amgen, Inc.+.......................  8,000    481,840
                                                         ----------
            Medical-Drugs -- 4.9%
              Abbott Laboratories................ 20,500  1,014,135
              Merck & Co., Inc................... 23,200    733,816
              Pfizer, Inc........................ 47,050    778,678
                                                         ----------
                                                          2,526,629
                                                         ----------
            Medical-HMO -- 1.3%
              UnitedHealth Group, Inc............ 27,000    676,080
                                                         ----------
            Networking Products -- 1.6%
              Cisco Systems, Inc.+............... 34,500    812,130
                                                         ----------
            Non-Hazardous Waste Disposal -- 2.0%
              Waste Management, Inc.............. 34,000  1,013,880
                                                         ----------
            Oil & Gas Drilling -- 2.1%
              Transocean, Ltd.+.................. 13,000  1,111,890
                                                         ----------
            Oil Companies-Integrated -- 10.7%
              Chevron Corp....................... 21,800  1,535,374
              ConocoPhillips..................... 34,000  1,535,440
              Exxon Mobil Corp................... 22,000  1,509,420
              Marathon Oil Corp.................. 31,000    988,900
                                                         ----------
                                                          5,569,134
                                                         ----------
            Retail-Building Products -- 1.5%
              Lowe's Cos., Inc................... 38,000    795,720
                                                         ----------
            Retail-Consumer Electronics -- 1.4%
              Best Buy Co., Inc.................. 20,000    750,400
                                                         ----------
            Retail-Discount -- 3.5%
              Target Corp........................ 18,000    840,240
              Wal-Mart Stores, Inc............... 20,000    981,800
                                                         ----------
                                                          1,822,040
                                                         ----------
            Retail-Drug Store -- 1.5%
              CVS Caremark Corp.................. 22,000    786,280
                                                         ----------
            Retail-Restaurants -- 1.4%
              McDonald's Corp.................... 13,000    741,910
                                                         ----------
            Semiconductor Equipment -- 1.0%
              Applied Materials, Inc............. 40,000    536,000
                                                         ----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


                                                    Shares/    Market
                                                   Principal   Value
                  Security Description              Amount    (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Telephone-Integrated -- 4.0%
         AT&T, Inc................................   38,000  $ 1,026,380
         Qwest Communications International, Inc..  150,000      571,500
         Verizon Communications, Inc..............   16,400      496,428
                                                             -----------
                                                               2,094,308
                                                             -----------
       Tobacco -- 1.5%
         Philip Morris International, Inc.........   16,000      779,840
                                                             -----------
       Web Portals/ISP -- 3.0%
         Google, Inc., Class A+...................    1,300      644,605
         Yahoo!, Inc.+............................   52,000      926,120
                                                             -----------
                                                               1,570,725
                                                             -----------
       Wireless Equipment -- 1.4%
         QUALCOMM, Inc............................   16,500      742,170
                                                             -----------
       Total Long-Term Investment Securities
          (cost $49,358,332)......................            51,535,953
                                                             -----------
       REPURCHASE AGREEMENT -- 0.8%
         State Street Bank & Trust Co.
          Joint Repurchase Agreement(1)
          (cost $404,000)......................... $404,000      404,000
                                                             -----------
       TOTAL INVESTMENTS --
          (cost $49,762,332)(2)...................     99.8%  51,939,953
       Other assets less liabilities..............      0.2       82,150
                                                   --------  -----------
       NET ASSETS --                                  100.0% $52,022,103
                                                   ========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                            Level 1 --  Level 2 --  Level 3 --
                            Unadjusted    Other    Significant
                              Quoted    Observable Unobservable
                              Prices      Inputs      Inputs       Total
                            ----------- ---------- ------------ -----------
     Long-Term Investment
      Securities:
       Common Stock
        Computers.......... $ 2,796,802  $     --      $--      $ 2,796,802
        Diversified
         Banking
         Institutions......   4,987,644        --       --        4,987,644
        Electric --
         Integrated........   3,125,329        --       --        3,125,329
        Oil Companies --
         Integrated........   5,569,134        --       --        5,569,134
        Other
         Industries*.......  35,057,044        --       --       35,057,044
     Repurchase
      Agreement............          --   404,000       --          404,000
                            -----------  --------      ---      -----------
     Total                  $51,535,953  $404,000      $--      $51,939,953
                            ===========  ========      ===      ===========

--------
*Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                  Federal Home Loan Mtg. Corp............ 8.0%
                  Diversified Banking Institutions....... 5.8
                  Repurchase Agreements.................. 4.7
                  Federal National Mtg. Assoc............ 4.5
                  Oil Companies-Integrated............... 4.2
                  Electric-Integrated.................... 4.0
                  Computers.............................. 3.9
                  United States Treasury Notes........... 3.4
                  Diversified Financial Services......... 2.6
                  Telephone-Integrated................... 2.1
                  Oil Companies-Exploration & Production. 1.9
                  Medical-Drugs.......................... 1.9
                  Aerospace/Defense...................... 1.8
                  Insurance-Multi-line................... 1.8
                  Electronic Components-Semiconductors... 1.6
                  Retail-Discount........................ 1.5
                  Medical-Biomedical/Gene................ 1.4
                  Retail-Drug Store...................... 1.4
                  Banks-Commercial....................... 1.3
                  Diversified Manufacturing Operations... 1.3
                  Web Portals/ISP........................ 1.3
                  Oil & Gas Drilling..................... 1.2
                  Medical Products....................... 1.2
                  Insurance-Property/Casualty............ 1.2
                  Banks-Super Regional................... 1.2
                  Wireless Equipment..................... 1.2
                  Applications Software.................. 1.1
                  Government National Mtg. Assoc......... 1.1
                  Networking Products.................... 1.1
                  Beverages-Non-alcoholic................ 1.1
                  Aerospace/Defense-Equipment............ 1.0
                  Cable/Satellite TV..................... 1.0
                  Special Purpose Entities............... 1.0
                  United States Treasury Bonds........... 1.0
                  Food-Misc.............................. 0.9
                  Retail-Restaurants..................... 0.9
                  Transport-Rail......................... 0.8
                  Finance-Investment Banker/Broker....... 0.8
                  Cosmetics & Toiletries................. 0.8
                  Sector Fund-Financial Services......... 0.8
                  Medical-Generic Drugs.................. 0.7
                  Semiconductor Equipment................ 0.7
                  Retail-Consumer Electronics............ 0.7
                  Instruments-Scientific................. 0.7
                  Non-Hazardous Waste Disposal........... 0.7
                  Medical-HMO............................ 0.6
                  Commercial Services-Finance............ 0.6
                  Electric Products-Misc................. 0.6
                  Investment Management/Advisor Services. 0.6
                  Enterprise Software/Service............ 0.6
                  Consumer Products-Misc................. 0.5
                  Oil-Field Services..................... 0.5
                  Banks-Fiduciary........................ 0.5
                  Insurance-Life/Health.................. 0.5
                  Pipelines.............................. 0.4
                  Tobacco................................ 0.4
                  Retail-Building Products............... 0.4
                  Multimedia............................. 0.4
                  Agricultural Chemicals................. 0.4
                  Finance-Credit Card.................... 0.4

                  Retail-Regional Department Stores...   0.4%
                  Casino Hotels.......................   0.4
                  Apparel Manufacturers...............   0.4
                  E-Commerce/Products.................   0.3
                  Office Automation & Equipment.......   0.3
                  Medical Instruments.................   0.3
                  Retail-Office Supplies..............   0.3
                  Consulting Services.................   0.3
                  X-Ray Equipment.....................   0.3
                  Transport-Air Freight...............   0.3
                  Pharmacy Services...................   0.3
                  Banks-Money Center..................   0.2
                  Medical-Hospitals...................   0.2
                  Computer Services...................   0.2
                  Internet Security...................   0.2
                  Telecom Services....................   0.2
                  Metal-Copper........................   0.2
                  Electric-Generation.................   0.2
                  Electronic Forms....................   0.2
                  Cellular Telecom....................   0.2
                  Medical Labs & Testing Services.....   0.2
                  Auto-Heavy Duty Trucks..............   0.2
                  Finance-Other Services..............   0.2
                  Telecom Equipment-Fiber Optics......   0.2
                  Electronic Measurement Instruments..   0.2
                  Retail-Apparel/Shoe.................   0.2
                  Retail-Computer Equipment...........   0.2
                  Food-Dairy Products.................   0.2
                  Chemicals-Diversified...............   0.2
                  Steel-Producers.....................   0.1
                  Finance-Auto Loans..................   0.1
                  Airlines............................   0.1
                  Insurance-Mutual....................   0.1
                  Finance-Commercial..................   0.1
                  Sovereign...........................   0.1
                  Medical-Wholesale Drug Distribution.   0.1
                  Satellite Telecom...................   0.1
                  Containers-Metal/Glass..............   0.1
                  Insurance Brokers...................   0.1
                  Finance-Mortgage Loan/Banker........   0.1
                  Paper & Related Products............   0.1
                  Property Trust......................   0.1
                  Gas-Distribution....................   0.1
                  Transport-Services..................   0.1
                  Metal-Aluminum......................   0.1
                  Independent Power Producers.........   0.1
                  Schools.............................   0.1
                  Brewery.............................   0.1
                  Transport-Equipment & Leasing.......   0.1
                  Diversified Minerals................   0.1
                  Building Products-Cement............   0.1
                  Chemicals-Specialty.................   0.1
                  Metal-Diversified...................   0.1
                                                       -----
                                                       100.3%
                                                       =====

--------
*Calculated as a percentage of net assets

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009

                                                                 Market
                                                                 Value
                    Security Description                Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 57.1%
      Aerospace/Defense -- 1.8%
        General Dynamics Corp..........................  9,000 $  581,400
        Lockheed Martin Corp...........................  2,600    203,008
        Raytheon Co.................................... 16,800    805,896
                                                               ----------
                                                                1,590,304
                                                               ----------
      Aerospace/Defense-Equipment -- 1.0%
        United Technologies Corp....................... 14,900    907,857
                                                               ----------
      Agricultural Chemicals -- 0.4%
        Monsanto Co....................................  4,287    331,814
                                                               ----------
      Apparel Manufacturers -- 0.3%
        Coach, Inc.....................................  9,500    312,740
                                                               ----------
      Applications Software -- 1.1%
        Microsoft Corp................................. 38,778  1,003,962
                                                               ----------
      Auto-Heavy Duty Trucks -- 0.2%
        Navistar International Corp.+..................  3,800    142,196
                                                               ----------
      Banks-Fiduciary -- 0.4%
        The Bank of New York Mellon Corp............... 13,000    376,870
                                                               ----------
      Banks-Super Regional -- 0.6%
        Wells Fargo & Co............................... 19,400    546,692
                                                               ----------
      Beverages-Non-alcoholic -- 1.0%
        PepsiCo, Inc................................... 14,834    870,162
                                                               ----------
      Cable/Satellite TV -- 0.5%
        Comcast Corp., Class A......................... 25,000    422,250
                                                               ----------
      Casino Hotels -- 0.3%
        Wynn Resorts, Ltd.+............................  3,900    276,471
                                                               ----------
      Commercial Services-Finance -- 0.6%
        Visa, Inc., Class A............................  7,650    528,692
                                                               ----------
      Computer Services -- 0.2%
        Cognizant Technology Solutions Corp., Class A+.  4,900    189,434
                                                               ----------
      Computers -- 3.9%
        Apple, Inc.+...................................  6,300  1,167,831
        Hewlett-Packard Co............................. 23,900  1,128,319
        International Business Machines Corp...........  7,400    885,114
        Research In Motion, Ltd.+......................  4,100    276,955
                                                               ----------
                                                                3,458,219
                                                               ----------
      Consulting Services -- 0.3%
        FTI Consulting, Inc.+..........................  6,300    268,443
                                                               ----------
      Consumer Products-Misc. -- 0.5%
        Kimberly-Clark Corp............................  7,000    412,860
                                                               ----------
      Cosmetics & Toiletries -- 0.7%
        The Procter & Gamble Co........................ 11,300    654,496
                                                               ----------
      Diversified Banking Institutions -- 4.1%
        Bank of America Corp........................... 43,988    744,277
        Citigroup, Inc................................. 92,000    445,280
        JPMorgan Chase & Co............................ 24,400  1,069,208
        Morgan Stanley................................. 16,000    494,080
        The Goldman Sachs Group, Inc...................  5,000    921,750
                                                               ----------
                                                                3,674,595
                                                               ----------

                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        Diversified Manufacturing Operations -- 1.2%
          Danaher Corp...............................  4,500 $  302,940
          General Electric Co........................ 49,568    813,907
                                                             ----------
                                                              1,116,847
                                                             ----------
        E-Commerce/Products -- 0.3%
          Amazon.com, Inc.+..........................  3,100    289,416
                                                             ----------
        Electric Products-Misc. -- 0.6%
          AMETEK, Inc................................  8,234    287,449
          Emerson Electric Co........................  5,800    232,464
                                                             ----------
                                                                519,913
                                                             ----------
        Electric-Integrated -- 2.3%
          Exelon Corp................................ 11,000    545,820
          FPL Group, Inc............................. 10,000    552,300
          PG&E Corp.................................. 11,700    473,733
          Xcel Energy, Inc........................... 24,100    463,684
                                                             ----------
                                                              2,035,537
                                                             ----------
        Electronic Components-Semiconductors -- 1.5%
          Avago Technologies, Ltd.+..................  8,623    147,195
          Broadcom Corp., Class A+...................  6,900    211,761
          Intel Corp................................. 41,300    808,241
          NVIDIA Corp.+..............................  6,900    103,707
          Texas Instruments, Inc.....................  2,900     68,701
                                                             ----------
                                                              1,339,605
                                                             ----------
        Electronic Forms -- 0.2%
          Adobe Systems, Inc.+.......................  5,834    192,755
                                                             ----------
        Electronic Measurement Instruments -- 0.2%
          Agilent Technologies, Inc.+................  5,900    164,197
                                                             ----------
        Enterprise Software/Service -- 0.6%
          Oracle Corp................................ 24,000    500,160
                                                             ----------
        Finance-Credit Card -- 0.3%
          Discover Financial Services................ 17,600    285,648
                                                             ----------
        Finance-Investment Banker/Broker -- 0.4%
          The Charles Schwab Corp.................... 17,300    331,295
                                                             ----------
        Food-Dairy Products -- 0.2%
          Dean Foods Co.+............................  7,900    140,541
                                                             ----------
        Food-Misc. -- 0.8%
          H.J. Heinz Co..............................  9,000    357,750
          Kraft Foods, Inc., Class A................. 14,000    367,780
                                                             ----------
                                                                725,530
                                                             ----------
        Independent Power Producers -- 0.0%
          Mirant Corp.+..............................    186      3,056
                                                             ----------
        Instruments-Scientific -- 0.7%
          Thermo Fisher Scientific, Inc.+............ 13,837    604,262
                                                             ----------
        Insurance-Multi-line -- 1.3%
          Genworth Financial, Inc., Class A+......... 13,100    156,545
          MetLife, Inc............................... 13,000    494,910
          The Allstate Corp.......................... 17,000    520,540
                                                             ----------
                                                              1,171,995
                                                             ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Insurance-Property/Casualty -- 1.2%
         Chubb Corp...................................  9,800 $  494,018
         The Travelers Cos., Inc...................... 11,000    541,530
                                                              ----------
                                                               1,035,548
                                                              ----------
       Internet Security -- 0.2%
         Symantec Corp.+.............................. 13,100    215,757
                                                              ----------
       Investment Management/Advisor Services -- 0.6%
         Invesco, Ltd................................. 22,000    500,720
                                                              ----------
       Medical Instruments -- 0.3%
         Medtronic, Inc...............................  7,400    272,320
                                                              ----------
       Medical Labs & Testing Services -- 0.2%
         Laboratory Corp. of America Holdings+........  2,700    177,390
                                                              ----------
       Medical Products -- 1.1%
         Baxter International, Inc....................  4,500    256,545
         Johnson & Johnson............................ 12,400    755,036
                                                              ----------
                                                               1,011,581
                                                              ----------
       Medical-Biomedical/Gene -- 1.4%
         Amgen, Inc.+.................................  2,100    126,483
         Celgene Corp.+...............................  5,300    296,270
         Genzyme Corp.+...............................  4,000    226,920
         Gilead Sciences, Inc.+....................... 12,100    563,618
                                                              ----------
                                                               1,213,291
                                                              ----------
       Medical-Drugs -- 1.7%
         Abbott Laboratories.......................... 13,800    682,686
         Merck & Co., Inc............................. 10,800    341,604
         Pfizer, Inc.................................. 28,714    475,217
                                                              ----------
                                                               1,499,507
                                                              ----------
       Medical-Generic Drugs -- 0.6%
         Mylan, Inc.+................................. 22,700    363,427
         Teva Pharmaceutical Industries, Ltd. ADR.....  4,347    219,784
                                                              ----------
                                                                 583,211
                                                              ----------
       Medical-HMO -- 0.6%
         UnitedHealth Group, Inc...................... 20,500    513,320
                                                              ----------
       Medical-Wholesale Drug Distribution -- 0.1%
         Cardinal Health, Inc.........................  3,500     93,800
                                                              ----------
       Metal-Copper -- 0.2%
         Freeport-McMoRan Copper & Gold, Inc..........  2,400    164,664
                                                              ----------
       Multimedia -- 0.2%
         Time Warner, Inc.............................  7,600    218,728
                                                              ----------
       Networking Products -- 1.1%
         Cisco Systems, Inc.+......................... 41,000    965,140
                                                              ----------
       Non-Hazardous Waste Disposal -- 0.5%
         Waste Management, Inc........................ 16,000    477,120
                                                              ----------
       Oil & Gas Drilling -- 1.2%
         Transocean, Ltd.+............................ 12,983  1,110,436
                                                              ----------
       Oil Companies-Exploration & Production -- 1.2%
         Apache Corp..................................  1,750    160,702
         Devon Energy Corp............................  1,550    104,362
         Occidental Petroleum Corp....................  3,900    305,760
         Ultra Petroleum Corp.+.......................  2,800    137,088

                                                                  Market
                                                                  Value
                    Security Description                 Shares  (Note 3)
     ---------------------------------------------------------------------
     Oil Companies-Exploration & Production (continued)
       XTO Energy, Inc..................................  9,300 $  384,276
                                                                ----------
                                                                 1,092,188
                                                                ----------
     Oil Companies-Integrated -- 3.9%
       Chevron Corp..................................... 12,328    868,261
       ConocoPhillips................................... 16,000    722,560
       Exxon Mobil Corp................................. 15,900  1,090,899
       Marathon Oil Corp................................ 25,000    797,500
                                                                ----------
                                                                 3,479,220
                                                                ----------
     Oil-Field Services -- 0.5%
       Schlumberger, Ltd................................  7,600    452,960
                                                                ----------
     Pharmacy Services -- 0.2%
       Express Scripts, Inc.+...........................  2,200    170,676
                                                                ----------
     Printing-Commercial -- 0.0%
       World Color Press, Inc.+.........................    193      1,853
                                                                ----------
     Retail-Apparel/Shoe -- 0.2%
       American Eagle Outfitters, Inc...................  9,300    156,798
                                                                ----------
     Retail-Building Products -- 0.4%
       Lowe's Cos., Inc................................. 18,000    376,920
                                                                ----------
     Retail-Computer Equipment -- 0.2%
       GameStop Corp., Class A+.........................  5,900    156,173
                                                                ----------
     Retail-Consumer Electronics -- 0.7%
       Best Buy Co., Inc................................ 16,400    615,328
                                                                ----------
     Retail-Discount -- 1.5%
       Target Corp...................................... 12,600    588,168
       Wal-Mart Stores, Inc............................. 14,900    731,441
                                                                ----------
                                                                 1,319,609
                                                                ----------
     Retail-Drug Store -- 1.4%
       CVS Caremark Corp................................ 34,861  1,245,932
                                                                ----------
     Retail-Office Supplies -- 0.3%
       Staples, Inc..................................... 11,700    271,674
                                                                ----------
     Retail-Regional Department Stores -- 0.3%
       Kohl's Corp.+....................................  5,500    313,775
                                                                ----------
     Retail-Restaurants -- 0.8%
       Burger King Holdings, Inc........................ 10,700    188,213
       McDonald's Corp.................................. 10,100    576,407
                                                                ----------
                                                                   764,620
                                                                ----------
     Semiconductor Equipment -- 0.7%
       Applied Materials, Inc........................... 30,000    402,000
       ASML Holding NV..................................  8,000    236,560
                                                                ----------
                                                                   638,560
                                                                ----------
     Telecom Equipment-Fiber Optics -- 0.2%
       Corning, Inc..................................... 11,100    169,941
                                                                ----------
     Telephone-Integrated -- 1.3%
       AT&T, Inc........................................ 28,135    759,926
       Verizon Communications, Inc...................... 13,100    396,537
                                                                ----------
                                                                 1,156,463
                                                                ----------
     Tobacco -- 0.4%
       Philip Morris International, Inc.................  8,000    389,920
                                                                ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                       Shares/    Market
                                                      Principal   Value
                 Security Description                  Amount    (Note 3)
    ----------------------------------------------------------------------
    COMMON STOCK (continued)
    Transport-Rail -- 0.4%
      Union Pacific Corp.............................    5,600  $   326,760
                                                                -----------
    Web Portals/ISP -- 1.3%
      Google, Inc., Class A+.........................    2,300    1,140,455
                                                                -----------
    Wireless Equipment -- 1.2%
      American Tower Corp., Class A+.................    7,700      280,280
      QUALCOMM, Inc..................................   16,750      753,415
                                                                -----------
                                                                  1,033,695
                                                                -----------
    X-Ray Equipment -- 0.3%
      Hologic, Inc.+.................................   16,100      263,074
                                                                -----------
    Total Common Stock
       (cost $48,641,126)............................            50,977,941
                                                                -----------
    EXCHANGE-TRADED FUNDS -- 0.8%
    Sector Fund -- Financial Services -- 0.8%
      Financial Select Sector SPDR Fund
       (cost $520,181)...............................   45,529      680,203
                                                                -----------
    PREFERRED STOCK -- 0.5%
    Banks-Money Center -- 0.1%
      Santander Finance Preferred SA
       4.00%(1)......................................    4,347       71,552
                                                                -----------
    Banks-Super Regional -- 0.1%
      Wachovia Capital Trust IX
       6.38%.........................................    3,100       67,022
                                                                -----------
    Diversified Financial Services -- 0.2%
      General Electric Capital Corp.
       8.00%(2)......................................    7,510      174,307
                                                                -----------
    Finance-Mortgage Loan/Banker -- 0.0%
      Federal Home Loan Mtg. Corp.
       8.38%(1)......................................    1,300        2,353
                                                                -----------
    Special Purpose Entity -- 0.1%
      Structured Repackaged Asset-Backed
       Trust Securities
       3.00%(1)......................................    9,200      161,460
                                                                -----------
    Total Preferred Stock
       (cost $612,114)...............................               476,694
                                                                -----------
    WARRANTS+ -- 0.0%
    Printing-Commercial -- 0.0%
      World Color Press, Inc.
       Expires 07/20/14
       (strike price $13.00).........................      109          333
      World Color Press, Inc.
       Expires 07/20/14
       (strike price $16.30).........................      109          223
                                                                -----------
    Total Warrants
       (cost $3,502).................................                   556
                                                                -----------
    ASSET BACKED SECURITIES -- 2.3%
    Diversified Financial Services -- 2.3%
      Banc of America Commercial Mtg., Inc.
       Series 2006-6, Class AM
       5.39% due 10/10/45(3)......................... $ 80,000       60,025
      Bear Stearns Commercial Mtg. Securities, Inc.
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(3).........................  165,000      162,581

                                                                    Market
                                                        Principal   Value
                  Security Description                   Amount    (Note 3)
   ------------------------------------------------------------------------
   Diversified Financial Services (continued)
     Chase Mtg. Finance Corp.
      Series 2007-A2, Class 1A1
      4.05% due 07/25/37(4)(5)......................... $190,389  $  161,113
     Citigroup Commercial Mtg. Trust
      Series 2008-C7, Class AM
      6.10% due 12/01/49(3)(5).........................   12,000       8,318
     Commercial Mtg. Asset Trust
      Series 1999-C1, Class D
      7.35% due 01/17/32(3)(5).........................   15,000      16,060
     Commercial Mtg. Pass-Through Certs.
      Series 2004-LB2A, Class A3
      4.22% due 03/10/39(3)............................  576,609     582,528
     GE Capital Commercial Mtg. Corp.
      Series 2004-C2, Class A4
      4.89% due 03/10/40(3)............................   55,000      53,875
     GMAC Commercial Mtg. Securities, Inc.
      Series 2003-C2, Class A2
      5.67% due 05/10/40(3)(5).........................    3,000       3,129
     JP Morgan Chase Commercial Mtg. Securities Corp.
      Series 2006-LDP9, Class AM
      5.37% due 05/15/47(3)............................  334,000     248,311
     JP Morgan Chase Commercial Mtg. Securities Corp.
      Series 2008-C2, Class AM
      6.80% due 02/12/51(3)(5).........................  271,000     136,887
     LB Commercial Conduit Mtg. Trust
      Series 1998-C1, Class E
      7.00% due 02/18/30(3)............................   14,000      15,418
     Swift Master Auto Receivables Trust
      Series 2007-2, Class A
      0.89% due 10/15/12(1)............................  439,937     433,047
     Wells Fargo Mtg. Backed Securities Trust
      Series 2006-AR12, Class 2A1
      6.10% due 09/25/36(4)(5).........................  158,148     124,855
                                                                  ----------
   Total Asset Backed Securities
      (cost $2,247,927)................................            2,006,147
                                                                  ----------
   U.S. CORPORATE BONDS & NOTES -- 13.1%
   Aerospace/Defense -- 0.0%
     Meccanica Holdings USA
      Company Guar. Notes
      7.38% due 07/15/39*..............................   32,000      37,721
                                                                  ----------
   Agricultural Chemicals -- 0.0%
     Terra Capital, Inc.
      Company Guar. Notes
      7.00% due 02/01/17...............................   35,000      36,488
                                                                  ----------
   Airlines -- 0.1%
     American Airlines, Inc.
      Pass Through Certs.
      Series 2001-1, Class A-2
      6.82% due 05/23/11...............................   70,000      64,400
     American Airlines, Inc.
      Pass Through Certs.
      Series 2001-2, Class A-2
      7.86% due 04/01/13...............................    4,000       3,995
     Continental Airlines, Inc.
      Pass Through Certs.
      Series 2001-1, Class A-2
      6.50% due 06/15/11...............................   15,000      14,325

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                               Market
                                                    Principal  Value
                    Security Description             Amount   (Note 3)
          ------------------------------------------------------------
          U.S. CORPORATE BONDS & NOTES (continued)
          Airlines (continued)
            Delta Air Lines, Inc.
             Pass Through Certs.
             Series 2001-1, Class A2
             7.11% due 03/18/13.................... $ 20,000  $ 19,500
            United AirLines, Inc.
             Pass Through Certs.
             Series 2001-1 Class B
             6.93% due 09/01/11....................   13,301    13,234
                                                              --------
                                                               115,454
                                                              --------
          Auction Houses/Art Dealers -- 0.0%
            KAR Holdings, Inc.
             Company Guar. Notes
             4.48% due 05/01/14(1).................   16,000    14,400
            KAR Holdings, Inc.
             Company Guar. Notes
             8.75% due 05/01/14....................    9,000     8,910
                                                              --------
                                                                23,310
                                                              --------
          Banks-Commercial -- 0.7%
            BB&T Corp.
             Sub. Notes
             0.71% due 05/23/17(1).................   42,000    35,672
            BB&T Corp.
             Senior Notes
             3.38% due 09/25/13....................   30,000    30,120
            BB&T Corp.
             Sub. Notes
             5.25% due 11/01/19....................   60,000    59,703
            CoBank ACB
             Sub. Notes
             7.88% due 04/16/18*...................   16,000    15,578
            Credit Suisse/New York Branch
             Sub. Notes
             6.00% due 02/15/18....................   32,000    33,503
            KeyBank NA
             Sub. Notes
             5.45% due 03/03/16....................   54,000    47,793
            KeyBank NA
             Sub. Notes
             7.41% due 10/15/27....................   16,000    16,030
            Union Bank of California NA
             Sub. Notes
             5.95% due 05/11/16....................  120,000   119,322
            Wachovia Bank NA
             Sub. Notes
             5.00% due 08/15/15....................  149,000   143,648
            Wachovia Bank NA
             Sub. Notes
             5.60% due 03/15/16....................   51,000    51,586
            Zions Bancorporation
             Senior Notes
             7.75% due 09/23/14....................   49,000    43,855
                                                              --------
                                                               596,810
                                                              --------

                                                              Market
                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          ----------------------------------------------------------
          Banks-Fiduciary -- 0.1%
            State Street Capital Trust IV
             Company Guar. Notes
             1.30% due 06/15/37(1)................ $ 80,000  $ 51,594
                                                             --------
          Banks-Money Center -- 0.1%
            Chase Capital III
             Company Guar. Notes
             0.91% due 03/01/27(1)................  114,000    77,228
                                                             --------
          Banks-Super Regional -- 0.5%
            BAC Capital Trust XIII
             Bank Guar. Notes
             0.70% due 03/15/12(1)(6).............  164,000    89,012
            National City Corp.
             Senior Notes
             4.90% due 01/15/15...................   22,000    22,265
            National City Corp.
             Sub. Notes
             6.88% due 05/15/19...................   60,000    65,141
            PNC Funding Corp.
             Bank Guar. Notes
             4.25% due 09/21/15...................   30,000    30,118
            PNC Preferred Funding Trust II
             Jr. Sub. Notes
             6.11% due 03/15/12*(6)(7)............   45,000    26,625
            USB Capital IX
             Company Guar. Notes
             6.19% due 04/15/11(6)(7).............  100,000    76,750
            Wachovia Corp.
             Senior Notes
             0.57% due 06/15/17(1)................   24,000    20,658
            Wachovia Corp.
             Sub. Notes
             5.63% due 10/15/16...................   35,000    36,541
            Wells Fargo Bank NA
             Sub. Notes
             5.75% due 05/16/16...................   95,000    97,678
                                                             --------
                                                              464,788
                                                             --------
          Beverages-Non-alcoholic -- 0.1%
            Bottling Group LLC
             Company Guar. Notes
             6.95% due 03/15/14...................   67,000    78,085
                                                             --------
          Brewery -- 0.1%
            Anheuser-Busch InBev Worldwide, Inc.
             Company Guar. Notes
             7.75% due 01/15/19*..................   43,000    50,880
                                                             --------
          Broadcast Services/Program -- 0.0%
            Nexstar Broadcasting, Inc.
             Company Guar. Notes
             7.00% due 01/15/14*(8)...............   20,842     9,379
            Nexstar Broadcasting, Inc.
             Company Guar. Notes
             7.00% due 01/15/14...................    7,000     3,500
                                                             --------
                                                               12,879
                                                             --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                  Market
                                                       Principal  Value
                   Security Description                 Amount   (Note 3)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (continued)
      Cable/Satellite TV -- 0.5%
        CCH II LLC/CCH II Capital Corp.
         Senior Notes
         10.25% due 09/15/10+(9)(10)..................  $ 7,000  $  7,875
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         10.25% due 10/01/13+*(9)(10).................   77,000    81,042
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         8.75% due 11/15/13+(9)(10)...................    8,000     8,120
        Charter Communications Operating LLC/Charter
         Communications Operating Capital
         Senior Notes
         8.38% due 04/30/14*(10)......................   79,000    80,580
        Comcast Corp.
         Company Guar. Notes
         5.85% due 11/15/15...........................   39,000    42,721
        COX Communications, Inc.
         Senior Notes
         6.95% due 06/01/38*..........................   23,000    24,808
        COX Communications, Inc.
         Notes
         7.13% due 10/01/12...........................   35,000    39,043
        COX Communications, Inc.
         Senior Notes
         9.38% due 01/15/19*..........................   80,000   101,078
        CSC Holdings, Inc.
         Senior Notes
         8.50% due 06/15/15*..........................   25,000    26,250
        DirecTV Holdings LLC/DirecTV Financing Co.
         Company Guar. Notes
         7.63% due 05/15/16...........................   35,000    37,450
        Time Warner Cable, Inc.
         Company Guar. Notes
         5.85% due 05/01/17...........................   28,000    29,522
                                                                 --------
                                                                  478,489
                                                                 --------
      Casino Hotels -- 0.1%
        MGM Mirage, Inc.
         Senior Sec. Notes
         11.13% due 11/15/17*.........................   15,000    16,538
        Turning Stone Resort Casino Enterprise
         Senior Notes
         9.13% due 09/15/14*..........................   29,000    27,695
                                                                 --------
                                                                   44,233
                                                                 --------
      Cellular Telecom -- 0.1%
        Cricket Communications, Inc.
         Company Guar. Notes
         9.38% due 11/01/14...........................    5,000     5,075
        Cricket Communications, Inc.
         Company Guar. Notes
         10.00% due 07/15/15..........................   25,000    25,687
        Nextel Communications, Inc.
         Company Guar. Notes
         5.95% due 03/15/14...........................   50,000    44,250
                                                                 --------
                                                                   75,012
                                                                 --------

                                                               Market
                                                    Principal  Value
                    Security Description             Amount   (Note 3)
          ------------------------------------------------------------
          Chemicals-Diversified -- 0.2%
            E.I. du Pont de Nemours & Co.
             Senior Notes
             4.75% due 03/15/15....................  $35,000  $ 37,515
            Olin Corp.
             Senior Notes
             8.88% due 08/15/19....................   10,000    10,450
            The Dow Chemical Co.
             Senior Notes
             5.90% due 02/15/15....................   35,000    35,923
            The Dow Chemical Co.
             Senior Notes
             8.55% due 05/15/19....................   45,000    50,587
                                                              --------
                                                               134,475
                                                              --------
          Chemicals-Specialty -- 0.1%
            Huntsman International LLC
             Company Guar. Notes
             7.88% due 11/15/14....................   20,000    18,650
            Momentive Performance Materials, Inc.
             Company Guar. Notes
             9.75% due 12/01/14....................   13,000    10,075
            Momentive Performance Materials, Inc.
             Company Guar. Notes
             12.50% due 06/15/14*..................   16,000    16,680
                                                              --------
                                                                45,405
                                                              --------
          Computer Services -- 0.0%
            Compucom Systems, Inc.
             Senior Sub. Notes
             12.50% due 10/01/15*..................   30,000    27,975
                                                              --------
          Consumer Products-Misc. -- 0.1%
            American Achievement Corp.
             Company Guar. Notes
             8.25% due 04/01/12*...................   45,000    44,775
                                                              --------
          Containers-Metal/Glass -- 0.0%
            Ball Corp.
             Company Guar. Notes
             7.13% due 09/01/16....................   36,000    36,720
                                                              --------
          Cosmetics & Toiletries -- 0.1%
            Procter & Gamble Co.
             Senior Notes
             4.60% due 01/15/14....................   43,000    46,195
                                                              --------
          Decision Support Software -- 0.0%
            Vangent, Inc.
             Company Guar. Notes
             9.63% due 02/15/15....................   25,000    23,281
                                                              --------
          Direct Marketing -- 0.0%
            Affinity Group, Inc.
             Company Guar. Notes
             9.00% due 02/15/12....................   45,000    31,050
                                                              --------
          Diversified Banking Institutions -- 1.6%
            Bank of America Corp.
             Senior Notes
             4.90% due 05/01/13....................   35,000    35,881

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
        ----------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Diversified Banking Institutions (continued)
          Bank of America Corp.
           Sub. Notes
           5.75% due 08/15/16........................ $ 88,000  $ 86,631
          Bank of America Corp.
           Senior Notes
           5.75% due 12/01/17........................   58,000    57,894
          Bank of America Corp.
           Notes
           6.50% due 08/01/16........................   53,000    55,711
          Bank of America Corp.
           Sub. Notes
           7.25% due 10/15/25........................   15,000    15,184
          Citigroup, Inc.
           Sub. Notes
           5.00% due 09/15/14........................  111,000   105,626
          Citigroup, Inc.
           Senior Notes
           5.50% due 04/11/13........................   32,000    32,747
          Citigroup, Inc.
           Senior Notes
           5.85% due 07/02/13........................   52,000    52,937
          Citigroup, Inc.
           Global Sub. Notes
           6.00% due 10/31/33........................   40,000    33,473
          Citigroup, Inc.
           Senior Notes
           6.13% due 05/15/18........................   67,000    65,971
          Citigroup, Inc.
           Senior Notes
           6.38% due 08/12/14........................   30,000    31,017
          Citigroup, Inc.
           Senior Notes
           6.88% due 03/05/38........................   44,000    44,133
          GMAC LLC
           Senior Notes
           6.00% due 12/15/11........................   50,000    46,875
          GMAC LLC
           Company Guar. Notes
           6.88% due 09/15/11*.......................  126,000   119,070
          GMAC LLC
           Sub. Notes
           8.00% due 12/31/18*.......................  135,000   101,925
          JPMorgan Chase & Co.
           Senior Notes
           3.70% due 01/20/15........................   44,000    43,612
          JPMorgan Chase & Co.
           Sub. Notes
           4.89% due 09/01/10(7).....................   56,000    52,360
          Morgan Stanley
           Sub. Notes
           4.75% due 04/01/14........................   34,000    33,749
          Morgan Stanley
           Senior Notes
           5.63% due 09/23/19........................   30,000    29,499
          Morgan Stanley
           Senior Notes
           6.00% due 04/28/15........................  141,000   149,315

                                                                 Market
                                                     Principal   Value
                   Security Description               Amount    (Note 3)
       ------------------------------------------------------------------
       Diversified Banking Institutions (continued)
         The Goldman Sachs Group, Inc.
          Senior Notes
          5.13% due 01/15/15........................ $ 78,000  $   81,512
         The Goldman Sachs Group, Inc.
          Senior Notes
          5.95% due 01/18/18........................   60,000      62,248
         The Goldman Sachs Group, Inc.
          Sub. Notes
          6.75% due 10/01/37........................   76,000      78,434
                                                               ----------
                                                                1,415,804
                                                               ----------
       Diversified Financial Services -- 0.2%
         General Electric Capital Corp.
          Senior Notes
          5.88% due 01/14/38........................   63,000      57,776
         General Electric Capital Corp.
          Senior Notes
          6.15% due 08/07/37........................   92,000      87,306
         USAA Capital Corp.
          Notes
          3.50% due 07/17/14*.......................   29,000      28,976
                                                               ----------
                                                                  174,058
                                                               ----------
       Diversified Manufacturing Operations -- 0.0%
         General Electric Co.
          Senior Notes
          5.25% due 12/06/17........................   22,000      22,577
         Textron, Inc.
          Senior Notes
          6.20% due 03/15/15........................   12,000      12,048
                                                               ----------
                                                                   34,625
                                                               ----------
       Electric-Generation -- 0.2%
         Edison Mission Energy
          Senior Notes
          7.20% due 05/15/19........................   65,000      52,650
         The AES Corp.
          Senior Notes
          8.00% due 10/15/17........................   60,000      60,375
         The AES Corp.
          Senior Notes
          8.88% due 02/15/11........................   85,000      87,550
                                                               ----------
                                                                  200,575
                                                               ----------
       Electric-Integrated -- 1.1%
         Ameren Corp.
          Senior Notes
          8.88% due 05/15/14........................   49,000      55,078
         CenterPoint Energy Houston Electric LLC
          General Refunding Mtg.
          7.00% due 03/01/14........................   58,000      65,914
         Commonwealth Edison Co.
          1st Mtg. Notes
          6.15% due 09/15/17........................   40,000      44,201
         Dominion Resources, Inc.
          Jr. Sub Notes
          6.30% due 09/30/11(7).....................  109,000      87,200

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                  Market
                                                       Principal  Value
                   Security Description                 Amount   (Note 3)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (continued)
      Electric-Integrated (continued)
        Energy East Corp.
         Notes
         6.75% due 07/15/36...........................  $36,000  $ 40,890
        FirstEnergy Corp.
         Senior Notes
         7.38% due 11/15/31...........................   51,000    57,167
        FirstEnergy Solutions Corp.
         Company Guar. Notes
         6.80% due 08/15/39*..........................   40,000    42,398
        Mirant Americas Generation LLC
         Senior Notes
         8.50% due 10/01/21...........................   35,000    30,450
        Mirant Mid-Atlantic LLC
         Pass Through Certs.,
         Series B
         9.13% due 06/30/17...........................   40,254    41,059
        Nevada Power Co.
         General Refunding Mtg.
         7.13% due 03/15/19...........................   98,000   111,471
        Ohio Power Co.
         Senior Notes
         5.38% due 10/01/21...........................   60,000    60,879
        Pennsylvania Electric Co
         Senior Notes
         5.20% due 04/01/20...........................   62,000    61,806
        Pennsylvania Electric Co.
         Senior Notes
         6.15% due 10/01/38...........................   80,000    80,010
        Pepco Holdings, Inc.
         Senior Notes
         6.13% due 06/01/17...........................   21,000    21,665
        PSEG Power LLC
         Company Guar. Notes
         7.75% due 04/15/11...........................   65,000    70,226
        Puget Sound Energy, Inc.
         Senior Sec. Notes
         5.76% due 10/01/39...........................   40,000    40,796
        Texas Competitive Electric Holdings Co., LLC
         Company Guar. Notes
         Series A
         10.25% due 11/01/15..........................   35,000    25,200
        Texas Competitive Electric Holdings Co., LLC
         Company Guar. Notes
         Series B
         10.25% due 11/01/15..........................    5,000     3,600
        Toledo Edison Co.
         1st Mtg. Notes
         7.25% due 05/01/20...........................   30,000    35,330
                                                                 --------
                                                                  975,340
                                                                 --------
      Electronic Components-Semiconductors -- 0.1%
        National Semiconductor Corp.
         Senior Notes
         6.60% due 06/15/17...........................   56,000    55,342
        Spansion LLC
         Senior Sec. Notes
         5.33% due 06/01/13+*(9)(10)..................   35,000    35,438
                                                                 --------
                                                                   90,780
                                                                 --------

                                                                 Market
                                                      Principal  Value
                   Security Description                Amount   (Note 3)
       ----------------------------------------------------------------
       Electronics-Military -- 0.1%
         L-3 Communications Corp.
          Senior Notes
          5.20% due 10/15/19*........................  $24,000  $ 24,060
         L-3 Communications Corp.
          Company Guar. Notes
          6.38% due 10/15/15.........................   20,000    20,200
                                                                --------
                                                                  44,260
                                                                --------
       Finance-Auto Loans -- 0.1%
         Ford Motor Credit Co. LLC
          Senior Notes
          7.38% due 02/01/11.........................   75,000    74,609
         Ford Motor Credit Co. LLC
          Notes
          7.88% due 06/15/10.........................   45,000    45,197
                                                                --------
                                                                 119,806
                                                                --------
       Finance-Commercial -- 0.1%
         CIT Group, Inc.
          Senior Notes
          5.65% due 02/13/17(16)(17).................   36,000    22,511
         Textron Financial Corp.
          Senior Notes
          5.40% due 04/28/13.........................   80,000    78,552
                                                                --------
                                                                 101,063
                                                                --------
       Finance-Consumer Loans -- 0.0%
         SLM Corp.
          Senior Notes
          5.13% due 08/27/12.........................   34,000    29,093
                                                                --------
       Finance-Credit Card -- 0.1%
         FIA Card Services NA
          Sub. Notes
          7.13% due 11/15/12.........................   41,000    44,302
                                                                --------
       Finance-Investment Banker/Broker -- 0.4%
         Jefferies Group, Inc.
          Senior Notes
          8.50% due 07/15/19.........................   12,000    12,700
         Lehman Brothers Holdings Capital Trust VII
          Company Guar. Notes
          5.86% due 05/31/12+(6)(9)(10)..............   27,000         3
         Lehman Brothers Holdings, Inc.
          Senior Notes
          5.50% due 04/04/16+(9)(10).................   26,000     4,420
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          6.75% due 12/28/17+(9)(10).................   30,000         3
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          7.50% due 05/11/38+(9)(10).................   38,000         4
         Merrill Lynch & Co., Inc.
          Sub. Notes
          5.70% due 05/02/17.........................   34,000    33,291
         Merrill Lynch & Co., Inc.
          Sub. Notes
          6.22% due 09/15/26.........................   40,000    37,916
         Merrill Lynch & Co., Inc.
          Senior Notes
          6.40% due 08/28/17.........................   37,000    37,472

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                     Market
                                                          Principal  Value
                   Security Description                    Amount   (Note 3)
   ------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (continued)
   Finance-Investment Banker/Broker (continued)
     The Bear Stearns Cos., Inc.
      Senior Notes
      5.30% due 10/30/15................................. $ 66,000  $ 69,687
     The Bear Stearns Cos., Inc.
      Senior Notes
      6.40% due 10/02/17.................................  117,000   127,281
                                                                    --------
                                                                     322,777
                                                                    --------
   Finance-Mortgage Loan/Banker -- 0.1%
     Countrywide Financial Corp.
      Sub. Notes
      6.25% due 05/15/16.................................   35,000    35,055
     Countrywide Home Loans, Inc.
      Company Guar. Notes
      4.00% due 03/22/11.................................   40,000    40,654
                                                                    --------
                                                                      75,709
                                                                    --------
   Finance-Other Services -- 0.0%
     National Rural Utilities Cooperative Finance Corp.
      Senior Sec. Notes
      3.88% due 09/16/15.................................   30,000    30,325
                                                                    --------
   Food-Meat Products -- 0.0%
     Smithfield Foods, Inc.
      Senior Sec. Notes
      10.00% due 07/15/14*...............................   25,000    26,250
                                                                    --------
   Food-Misc. -- 0.1%
     HJ Heinz Finance Co.
      Company Guar. Notes
      7.13% due 08/01/39*................................   32,000    37,875
     Kraft Foods, Inc.
      Senior Notes
      6.75% due 02/19/14.................................   56,000    62,474
                                                                    --------
                                                                     100,349
                                                                    --------
   Funeral Services & Related Items -- 0.0%
     Carriage Services, Inc.
      Senior Notes
      7.88% due 01/15/15.................................   25,000    23,438
                                                                    --------
   Gambling (Non-Hotel) -- 0.0%
     Downstream Development Authority
      Senior Sec. Notes
      12.00% due 10/15/15*...............................   30,000    23,250
                                                                    --------
   Gas-Distribution -- 0.1%
     Sempra Energy
      Senior Notes
      6.50% due 06/01/16.................................   60,000    66,327
                                                                    --------
   Home Furnishings -- 0.0%
     Simmons Co.
      Senior Disc. Notes
      10.00% due 12/15/14(2).............................    1,000       250
                                                                    --------
   Independent Power Producers -- 0.1%
     NRG Energy, Inc.
      Company Guar. Notes
      7.38% due 02/01/16.................................   55,000    53,212
                                                                    --------

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
         -------------------------------------------------------------
         Industrial Gases -- 0.0%
           Airgas, Inc.
            Company Guar. Notes
            4.50% due 09/15/14...................... $ 24,000  $ 24,425
                                                               --------
         Insurance Brokers -- 0.1%
           Marsh & McLennan Cos., Inc.
            Senior Notes
            5.15% due 09/15/10......................   60,000    61,231
           USI Holdings Corp.
            Senior Sub. Notes
            9.75% due 05/15/15*.....................   25,000    22,156
                                                               --------
                                                                 83,387
                                                               --------
         Insurance-Life/Health -- 0.5%
           Americo Life, Inc.
            Notes
            7.88% due 05/01/13*.....................  134,000   107,200
           Genworth Financial, Inc.
            Notes
            5.75% due 06/15/14......................   30,000    26,898
           Monumental Global Funding II
            Senior Sec. Notes
            5.65% due 07/14/11*.....................   66,000    67,488
           Pacific Life Insurance Co.
            Notes
            9.25% due 06/15/39*.....................   36,000    41,280
           Prudential Financial, Inc.
            Notes
            4.75% due 09/17/15......................   54,000    53,621
           Prudential Financial, Inc.
            Senior Notes
            6.20% due 01/15/15......................   58,000    61,362
           Torchmark Corp.
            Senior Notes
            9.25% due 06/15/19......................   30,000    33,728
           Unum Group
            Senior Notes
            7.13% due 09/30/16......................   35,000    35,413
                                                               --------
                                                                426,990
                                                               --------
         Insurance-Multi-line -- 0.3%
           Hartford Financial Services Group, Inc.
            Senior Notes
            5.95% due 10/15/36......................   75,000    61,248
           MetLife, Inc.
            Senior Notes
            6.75% due 06/01/16......................   35,000    39,060
           Metropolitan Life Global Funding I
            Notes
            2.88% due 09/17/12*.....................   70,000    70,173
           Metropolitan Life Global Funding I
            Notes
            5.13% due 06/10/14*.....................   76,000    79,397
           Nationwide Mutual Insurance Co.
            Notes
            9.38% due 08/15/39*.....................   50,000    53,283
                                                               --------
                                                                303,161
                                                               --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (continued)
       Insurance-Mutual -- 0.1%
         Liberty Mutual Group, Inc.
          Notes
          6.50% due 03/15/35*......................... $ 40,000  $ 32,311
         Liberty Mutual Group, Inc.
          Company Guar. Bonds
          10.75% due 06/15/38*(7).....................   77,000    73,150
                                                                 --------
                                                                  105,461
                                                                 --------
       Insurance-Property/Casualty -- 0.1%
         Markel Corp.
          Senior Notes
          7.13% due 09/30/19..........................   30,000    31,118
         W.R. Berkley Corp.
          Senior Notes
          6.25% due 02/15/37..........................   21,000    18,984
                                                                 --------
                                                                   50,102
                                                                 --------
       Investment Management/Advisor Services -- 0.0%
         Ameriprise Financial, Inc.
          Senior Notes
          5.35% due 11/15/10..........................    2,000     2,037
                                                                 --------
       Medical Products -- 0.1%
         CareFusion Corp.
          Senior Notes
          4.13% due 08/01/12*.........................   40,000    41,060
         LVB Acquisition Holding LLC
          Company Guar. Notes
          10.00% due 10/15/17.........................   25,000    26,625
                                                                 --------
                                                                   67,685
                                                                 --------
       Medical-Biomedical/Gene -- 0.1%
         Amgen, Inc.
          Senior Notes
          5.85% due 06/01/17..........................   70,000    76,990
                                                                 --------
       Medical-Drugs -- 0.2%
         Axcan Intermediate Holdings, Inc.
          Senior Notes
          9.25% due 03/01/15..........................   15,000    15,825
         Merck & Co., Inc.
          Senior Notes
          4.00% due 06/30/15..........................   28,000    29,421
         Wyeth
          Bonds
          5.50% due 02/01/14..........................  126,000   137,605
                                                                 --------
                                                                  182,851
                                                                 --------
       Medical-Generic Drugs -- 0.1%
         Watson Pharmaceuticals, Inc.
          Senior Notes
          6.13% due 08/15/19..........................   69,000    72,567
                                                                 --------
       Medical-HMO -- 0.1%
         UnitedHealth Group, Inc.
          Senior Notes
          5.25% due 03/15/11..........................   35,000    36,376
         WellPoint, Inc.
          Senior Notes
          5.00% due 01/15/11..........................   21,000    21,644
                                                                 --------
                                                                   58,020
                                                                 --------

                                                              Market
                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          ----------------------------------------------------------
          Medical-Hospitals -- 0.2%
            Community Health Systems, Inc.
             Company Guar. Notes
             8.88% due 07/15/15................... $ 55,000  $ 56,375
            HCA, Inc.
             Senior Notes
             7.50% due 11/15/95...................   50,000    35,374
            HCA, Inc.
             Senior Notes
             8.50% due 04/15/19*..................   75,000    78,375
            HCA, Inc.
             Senior Sec. Notes
             9.25% due 11/15/16...................   50,000    51,688
                                                             --------
                                                              221,812
                                                             --------
          Metal-Aluminum -- 0.1%
            Alcoa, Inc.
             Senior Notes
             6.50% due 06/15/18...................   65,000    62,942
                                                             --------
          Metal-Copper -- 0.0%
            Freeport-McMoRan Copper & Gold, Inc.
             Senior Notes
             8.38% due 04/01/17...................   37,000    39,359
                                                             --------
          Mining -- 0.0%
            Noranda Aluminum Acquisition Corp.
             Company Guar. Notes
             5.41% due 11/15/14(1)(11)............   25,918    18,272
                                                             --------
          Multimedia -- 0.2%
            News America, Inc.
             Company Guar. Notes
             6.15% due 03/01/37...................   42,000    41,095
            News America, Inc.
             Company Guar. Notes
             6.90% due 08/15/39*..................   40,000    42,583
            Time Warner Entertainment Co. LP
             Senior Notes
             8.38% due 07/15/33...................   56,000    67,305
                                                             --------
                                                              150,983
                                                             --------
          Non-Hazardous Waste Disposal -- 0.1%
            Allied Waste North America, Inc.
             Company Guar. Notes
             7.38% due 04/15/14...................   25,000    26,014
            Waste Management, Inc.
             Company Guar. Notes
             6.38% due 11/15/12...................   29,000    31,738
            Waste Management, Inc.
             Company Guar. Notes
             7.75% due 05/15/32...................   40,000    48,598
                                                             --------
                                                              106,350
                                                             --------
          Office Automation & Equipment -- 0.3%
            Pitney Bowes, Inc.
             Senior Notes
             5.25% due 01/15/37...................  234,000   241,630
            Xerox Corp.
             Senior Notes
             6.35% due 05/15/18...................   35,000    36,386
                                                             --------
                                                              278,016
                                                             --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (continued)
       Oil Companies-Exploration & Production -- 0.4%
         Chesapeake Energy Corp.
          Company Guar. Notes
          7.50% due 09/15/13.......................... $175,000  $173,906
         Hilcorp Energy I LP
          Senior Notes
          7.75% due 11/01/15*.........................   30,000    28,350
         Kerr-McGee Corp.
          Company Guar. Notes
          6.95% due 07/01/24..........................   83,000    88,864
         Sabine Pass LNG LP
          Senior Sec. Notes
          7.50% due 11/30/16..........................   75,000    64,031
                                                                 --------
                                                                  355,151
                                                                 --------
       Oil Companies-Integrated -- 0.2%
         ConocoPhillips Holding Co.
          Senior Notes
          6.95% due 04/15/29..........................   39,000    45,769
         Hess Corp.
          Senior Notes
          7.13% due 03/15/33..........................   35,000    38,511
         Hess Corp.
          Senior Notes
          7.88% due 10/01/29..........................   80,000    93,704
                                                                 --------
                                                                  177,984
                                                                 --------
       Oil Refining & Marketing -- 0.0%
         Valero Energy Corp.
          Senior Notes
          6.63% due 06/15/37..........................   41,000    36,616
                                                                 --------
       Paper & Related Products -- 0.1%
         Georgia-Pacific LLC
          Company Guar. Notes
          7.00% due 01/15/15*.........................   30,000    29,550
         Georgia-Pacific LLC
          Company Guar. Notes
          7.13% due 01/15/17*.........................   10,000     9,775
         MeadWestvaco Corp.
          Senior Notes
          7.38% due 09/01/19..........................   35,000    36,664
                                                                 --------
                                                                   75,989
                                                                 --------
       Pharmacy Services -- 0.1%
         Express Scripts, Inc.
          Senior Notes
          6.25% due 06/15/14..........................   35,000    38,463
         Express Scripts, Inc.
          Senior Notes
          7.25% due 06/15/19..........................   20,000    23,489
                                                                 --------
                                                                   61,952
                                                                 --------
       Pipelines -- 0.4%
         Copano Energy LLC
          Company Guar. Notes
          8.13% due 03/01/16..........................   95,000    92,625
         Dynegy-Roseton Danskammer
          Pass Through Certs.,
          Series B
          7.67% due 11/08/16..........................   45,000    41,344

                                                                     Market
                                                          Principal  Value
                   Security Description                    Amount   (Note 3)
   ------------------------------------------------------------------------
   Pipelines (continued)
     Enterprise Products Operating LLC
      Company Guar. Notes
      4.60% due 08/01/12................................. $ 35,000  $ 36,265
     ONEOK, Inc.
      Senior Notes
      6.00% due 06/15/35.................................   33,000    32,575
     Plains All American Pipeline, LP/PAA Finance Corp.
      Senior Notes
      4.25% due 09/01/12.................................   58,000    59,625
     Plains All American Pipeline, LP/PAA Finance Corp.
      Company Guar. Notes
      5.75% due 01/15/20.................................   37,000    37,286
     Williams Cos., Inc.
      Senior Notes
      7.88% due 09/01/21.................................   90,000    97,350
                                                                    --------
                                                                     397,070
                                                                    --------
   Property Trust -- 0.1%
     WEA Finance LLC/WT Finance
      Australia Property, Ltd.
      Company Guar. Notes
      6.75% due 09/02/19*................................   70,000    70,805
                                                                    --------
   Publishing-Periodicals -- 0.0%
     The Reader's Digest Association, Inc.
      Company Guar. Notes
      9.00% due 02/15/17(9)(10)..........................   25,000       563
                                                                    --------
   Recycling -- 0.0%
     Aleris International, Inc.
      Company Guar. Notes
      9.00% due 12/15/14+(9)(10)(11).....................   45,000        45
                                                                    --------
   Research & Development -- 0.0%
     Alion Science and Technology Corp.
      Company Guar. Notes
      10.25% due 02/01/15................................   55,000    40,975
                                                                    --------
   Retail-Discount -- 0.0%
     Wal-Mart Stores, Inc.
      Senior Notes
      3.20% due 05/15/14.................................   30,000    30,630
                                                                    --------
   Retail-Regional Department Stores -- 0.0%
     Macy's Retail Holdings, Inc.
      Company Guar. Notes
      6.65% due 07/15/24.................................   15,000    11,829
                                                                    --------
   Schools -- 0.1%
     Princeton University
      Senior Notes
      5.70% due 03/01/39.................................   49,000    53,875
                                                                    --------
   Special Purpose Entities -- 0.3%
     CDX North America High Yield
      Credit Linked Certificates,
      Series 10-T
      8.88% due 06/29/13*(12)............................  117,450   110,403
     Chukchansi Economic Development Authority
      Senior Notes
      8.00% due 11/15/13*................................   45,000    35,550

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        --------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Special Purpose Entities (continued)
          Principal Life Global Funding I
           Senior Sec. Notes
           5.25% due 01/15/13*...................... $100,000  $101,828
          TECO Finance, Inc.
           Company Guar. Notes
           6.57% due 11/01/17.......................   24,000    24,776
                                                               --------
                                                                272,557
                                                               --------
        Steel-Producers -- 0.1%
          Reliance Steel & Aluminum Co.
           Company Guar. Notes
           6.85% due 11/15/36.......................   60,000    52,102
          Ryerson, Inc.
           Company Guar. Notes
           7.86% due 11/01/14(1)....................   50,000    43,750
                                                               --------
                                                                 95,852
                                                               --------
        Telecom Services -- 0.2%
          Bellsouth Telecommunications, Inc.
           Senior Notes
           7.00% due 12/01/95.......................  101,000   100,287
          Embarq Corp.
           Senior Notes
           8.00% due 06/01/36.......................   16,000    16,717
          PAETEC Holding Corp.
           Company Guar. Notes
           9.50% due 07/15/15.......................   25,000    22,687
          Qwest Corp.
           Senior Notes
           7.50% due 10/01/14.......................   65,000    65,650
                                                               --------
                                                                205,341
                                                               --------
        Telephone-Integrated -- 0.5%
          AT&T, Inc.
           Senior Notes
           5.63% due 06/15/16.......................   35,000    37,651
          BellSouth Corp.
           Senior Notes
           6.88% due 10/15/31.......................   40,000    43,733
          CenturyTel, Inc.
           Senior Notes
           7.60% due 09/15/39.......................   77,000    76,733
          Cincinnati Bell, Inc.
           Company Guar. Notes
           7.00% due 02/15/15.......................   14,000    13,580
          Citizens Communications Co.
           Senior Notes
           9.00% due 08/15/31.......................   25,000    24,500
          Pacific Bell Telephone Co.
           Company Guar. Notes
           7.13% due 03/15/26.......................   80,000    89,331
          Qwest Communications International, Inc.
           Company Guar. Notes
           8.00% due 10/01/15*......................    5,000     4,994
          Sprint Capital Corp.
           Company Guar. Notes
           6.88% due 11/15/28.......................   75,000    62,625

                                                              Market
                                                  Principal   Value
                  Security Description             Amount    (Note 3)
         --------------------------------------------------------------
         Telephone-Integrated (continued)
           Verizon Pennsylvania, Inc.
            Senior Notes
            8.35% due 12/15/30................... $ 35,000  $    40,607
           Verizon Virginia, Inc.
            Senior Notes
            4.63% due 03/15/13...................   35,000       36,359
                                                            -----------
                                                                430,113
                                                            -----------
         Television -- 0.0%
           Allbritton Communications Co.
            Senior Sub. Notes
            7.75% due 12/15/12...................    7,000        6,580
           Paxson Communications Corp.
            Senior Sec. Notes
            7.38% due 01/15/13+*(9)(10)..........   40,847          511
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11+(9)(10)..........   25,000           31
                                                            -----------
                                                                  7,122
                                                            -----------
         Transport-Air Freight -- 0.3%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  329,872      247,404
                                                            -----------
         Transport-Equipment & Leasing -- 0.1%
           GATX Corp.
            Notes
            4.75% due 10/01/12...................   50,000       50,304
                                                            -----------
         Transport-Rail -- 0.2%
           CSX Corp.
            Senior Notes
            6.15% due 05/01/37...................   40,000       42,370
           CSX Corp.
            Senior Notes
            7.90% due 05/01/17...................   60,000       70,950
           Union Pacific Corp.
            Senior Notes
            5.75% due 11/15/17...................   95,000      101,840
                                                            -----------
                                                                215,160
                                                            -----------
         Transport-Services -- 0.1%
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13...................   70,000       65,712
                                                            -----------
         Total U.S. Corporate Bonds & Notes
            (cost $11,484,454)...................            11,718,899
                                                            -----------
         FOREIGN CORPORATE BONDS & NOTES -- 3.8%
         Auto-Heavy Duty Trucks -- 0.0%
           Volvo Treasury AB
            Notes
            5.95% due 04/01/15*..................   35,000       34,967
                                                            -----------
         Banks-Commercial -- 0.7%
           Barclays Bank PLC
            Senior Notes
            5.00% due 09/22/16...................   30,000       30,383

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                  Market
                                                       Principal  Value
                   Security Description                 Amount   (Note 3)
      ------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Banks-Commercial (continued)
        Barclays Bank PLC
         Jr. Sub. Notes
         5.93% due 12/31/16*(6)(7).................... $ 80,000  $ 59,200
        Caisse Nationale des Caisses d'Epargne et de
         Prevoyance
         Senior Notes
         3.82% due 12/30/09(6)........................  109,000    66,490
        Lloyds Banking Group PLC
         Jr. Sub. Notes
         5.92% due 10/01/15*(6)(7)....................   40,000    22,800
        Rabobank Nederland NV
         Senior Notes
         4.20% due 05/13/14*..........................   80,000    83,329
        Standard Chartered PLC
         Senior Notes
         5.50% due 11/18/14*..........................  100,000   107,739
        Svenska Handelsbanken AB
         Senior Notes
         4.88% due 06/10/14*..........................  100,000   104,609
        Westpac Banking Corp.
         Sub. Notes
         1.91% due 03/31/10(1)(6).....................  160,000    96,000
        Westpac Banking Corp.
         Senior Notes
         4.20% due 02/27/15...........................   35,000    35,573
                                                                 --------
                                                                  606,123
                                                                 --------
      Banks-Money Center -- 0.1%
        Bank of Scotland PLC
         Senior Sub. Notes
         1.50% due 11/29/09(1)(6).....................  110,000    50,550
        KBC Internationale
         Financieringsmaatschappij NV
         Bank Guar. Notes
         6.00% due 02/07/25(7)........................   35,000    22,889
                                                                 --------
                                                                   73,439
                                                                 --------
      Building Products-Cement -- 0.1%
        Holcim Capital Corp., Ltd.
         Company Guar. Notes
         6.88% due 09/29/39*..........................   46,000    47,404
                                                                 --------
      Cellular Telecom -- 0.1%
        Vodafone Group PLC
         Senior Notes
         4.15% due 06/10/14...........................   18,000    18,485
        Vodafone Group PLC
         Senior Notes
         5.38% due 01/30/15...........................   19,000    20,362
        Vodafone Group PLC
         Senior Notes
         5.45% due 06/10/19...........................   67,000    69,761
                                                                 --------
                                                                  108,608
                                                                 --------
      Containers-Metal/Glass -- 0.1%
        Rexam PLC
         Senior Notes
         6.75% due 06/01/13*..........................   51,000    53,492
                                                                 --------

                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
        ----------------------------------------------------------------
        Diversified Banking Institutions -- 0.1%
          Credit Agricole SA
           Jr. Sub. Notes
           6.64% due 05/29/17*(6)(7)................. $ 71,000  $ 50,410
                                                                --------
        Diversified Manufacturing Operations -- 0.0%
          Bombardier, Inc.
           Senior Notes
           8.00% due 11/15/14*.......................   21,000    21,525
                                                                --------
        Diversified Minerals -- 0.1%
          Teck Resources, Ltd.
           Senior Sec. Notes
           10.25% due 05/15/16.......................   15,000    16,950
          Teck Resources, Ltd.
           Senior Sec. Notes
           10.75% due 05/15/19.......................   10,000    11,625
          Vale Overseas, Ltd.
           Company Guar. Notes
           5.63% due 09/15/19........................   20,000    20,344
                                                                --------
                                                                  48,919
                                                                --------
        Electric-Integrated -- 0.6%
          EDP Finance BV
           Senior Notes
           4.90% due 10/01/19*.......................   74,000    74,364
          Electricite de France
           Notes
           6.50% due 01/26/19*.......................   56,000    64,166
          Electricite de France
           Notes
           6.95% due 01/26/39*.......................   66,000    81,771
          Empresa Nacional de Electricidad SA
           Bonds
           7.33% due 02/01/37........................   84,000    88,899
          Enel Finance International SA
           Company Guar. Notes
           5.13% due 10/07/19*.......................  100,000    99,560
          Enel Finance International SA
           Company Guar. Notes
           6.00% due 10/07/39*.......................  120,000   119,356
                                                                --------
                                                                 528,116
                                                                --------
        Finance-Investment Banker/Broker -- 0.1%
          Macquarie Group, Ltd.
           Notes
           7.30% due 08/01/14*.......................   68,000    72,553
                                                                --------
        Finance-Other Services -- 0.1%
          BP Capital Markets PLC
           Company Guar. Notes
           3.88% due 03/10/15........................  100,000   103,306
          Iberdrola Finance Ireland, Ltd.
           Company Guar. Notes
           5.00% due 09/11/19*.......................   39,000    39,275
                                                                --------
                                                                 142,581
                                                                --------
        Insurance-Multi-line -- 0.1%
          Aegon NV
           Senior Notes
           3.60% due 07/29/14(6).....................   86,000    40,291

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Insurance-Multi-line (continued)
         XL Capital, Ltd.
          Senior Notes
          5.25% due 09/15/14.......................... $ 56,000  $ 54,973
         XL Capital, Ltd.
          Senior Notes
          6.38% due 11/15/24..........................   36,000    29,071
                                                                 --------
                                                                  124,335
                                                                 --------
       Investment Companies -- 0.0%
         Xstrata Finance Canada, Ltd.
          Company Guar. Notes
          6.90% due 11/15/37*.........................   40,000    37,648
                                                                 --------
       Medical Products -- 0.0%
         Angiotech Pharmaceuticals, Inc.
          Company Guar. Notes
          4.11% due 12/01/13(1).......................   15,000    12,675
                                                                 --------
       Medical-Drugs -- 0.0%
         Elan Finance PLC
          Company Guar. Notes
          7.75% due 11/15/11..........................   22,000    22,412
                                                                 --------
       Metal-Diversified -- 0.1%
         Noranda, Inc.
          Notes
          6.00% due 10/15/15..........................   44,000    44,732
                                                                 --------
       Oil Companies-Exploration & Production -- 0.3%
         Nexen, Inc.
          Senior Notes
          5.88% due 03/10/35..........................  124,000   113,567
         Nexen, Inc.
          Bonds
          6.40% due 05/15/37..........................   40,000    38,942
         OPTI Canada, Inc.
          Senior Sec. Notes
          7.88% due 12/15/14..........................   50,000    38,250
         Talisman Energy, Inc.
          Senior Notes
          7.75% due 06/01/19..........................   60,000    70,549
                                                                 --------
                                                                  261,308
                                                                 --------
       Oil Companies-Integrated -- 0.1%
         Total Capital SA
          Company Guar. Notes
          3.13% due 10/02/15..........................   60,000    59,761
                                                                 --------
       Printing-Commercial -- 0.0%
         Quebecor World Capital Corp.
          Bonds
          6.50% due 08/01/27+(15)(18).................   30,000         0
                                                                 --------
       Satellite Telecom -- 0.1%
         Intelsat Intermediate Holding Co., Ltd.
          Company Guar. Notes
          9.50% due 02/01/15(2).......................   15,000    14,963
         Intelsat Subsidiary Holding Co., Ltd.
          Company Guar. Notes
          8.50% due 01/15/13..........................   50,000    50,625

                                                               Market
                                                   Principal   Value
                  Security Description              Amount    (Note 3)
         -------------------------------------------------------------
         Satellite Telecom (continued)
           Intelsat Subsidiary Holding Co., Ltd.
            Company Guar. Notes
            8.88% due 01/15/15.................... $ 25,000  $   25,437
                                                             ----------
                                                                 91,025
                                                             ----------
         Special Purpose Entities -- 0.5%
           Aries Vermoegensverwaltungs GmbH
            Sec. Notes
            9.60% due 10/25/14....................  250,000     313,750
           SMFG Preferred Capital, Ltd.
            Sub. Notes
            6.08% due 01/29/17*(6)(7).............  121,000     105,690
                                                             ----------
                                                                419,440
                                                             ----------
         Steel-Producers -- 0.0%
           ArcelorMittal
            Senior Notes
            6.13% due 06/01/18....................   28,000      27,584
                                                             ----------
         Telephone-Integrated -- 0.3%
           Telecom Italia Capital SA
            Company Guar. Notes
            4.95% due 09/30/14....................  207,000     214,200
           Telefonica Emisiones SAU
            Company Guar. Notes
            5.88% due 07/15/19....................   65,000      70,624
                                                             ----------
                                                                284,824
                                                             ----------
         Transport-Rail -- 0.2%
           Canadian National Railway Co.
            Senior Notes
            6.38% due 10/15/11....................  130,000     142,528
           Canadian National Railway Co.
            Senior Notes
            6.90% due 07/15/28....................   39,000      46,994
                                                             ----------
                                                                189,522
                                                             ----------
         Total Foreign Corporate Bonds & Notes
            (cost $3,339,409).....................            3,363,403
                                                             ----------
         FOREIGN GOVERNMENT AGENCIES -- 0.1%
         Sovereign -- 0.1%
           Federal Republic of Brazil
            Bonds
            5.63% due 01/07/41
            (cost $97,498)........................  100,000      97,498
                                                             ----------
         U.S. GOVERNMENT AGENCIES -- 13.6%
         Federal Home Loan Mtg. Corp. -- 8.0%
            4.50% due 01/01/39....................  158,867     160,951
            5.00% due 05/01/34....................  647,881     672,406
            5.00% due 06/01/34....................  616,892     640,244
            5.00% due 07/01/35....................   79,307      82,235
            5.00% due 10/01/35....................  429,349     445,199
            5.00% due 11/01/35....................  283,735     294,209
            5.00% due 11/01/36....................   27,502      28,479
            5.00% due 03/01/38....................  186,917     193,437
            5.50% due 07/01/34....................  372,167     391,318
            5.50% due 09/01/37....................  172,484     180,794

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                              Market
                                                  Principal   Value
                  Security Description             Amount    (Note 3)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mtg. Corp. (continued)
           5.50% due 01/01/38.................... $411,449  $   431,593
           5.50% due 07/01/38....................  407,601      427,238
           5.81% due 01/01/37(1).................  301,651      318,552
           5.95% due 10/01/36(1).................  406,161      429,724
           6.00% due 12/01/33....................   62,828       66,896
           6.00% due 10/01/37....................  262,565      277,761
           6.50% due 03/01/36....................  190,891      203,784
           6.50% due 05/01/36....................    5,702        6,087
           6.50% due 11/01/37....................  110,368      117,799
           7.00% due 04/01/32....................   99,017      108,552
          REMIC
           Series 3102, Class PG
           5.00% due 11/15/28....................  304,000      319,337
           Series 3317, Class PD
           5.00% due 09/15/31....................  390,000      411,354
           Series 3116, Class PD
           5.00% due 10/15/34....................  615,000      647,813
           Series 3349, Class HB
           5.50% due 06/15/31....................  232,000      245,553
                                                            -----------
                                                              7,101,315
                                                            -----------
        Federal National Mtg. Assoc. -- 4.5%
           4.50% due 01/01/39....................  148,253      150,384
           5.00% due 03/15/16....................   47,000       51,907
           5.00% due 08/01/18....................   97,591      103,683
           5.00% due 07/01/37....................  103,745      107,331
           5.50% due 11/01/22....................  153,321      162,388
           5.50% due 12/01/33....................  628,086      660,799
           5.50% due 02/01/36(1).................  207,260      217,947
           5.50% due 11/01/36....................  173,237      181,692
           5.50% due 06/01/38....................  428,732      449,119
           5.50% due 08/01/38....................    7,011        7,344
           6.00% due 12/01/33....................   62,523       66,532
           6.00% due 07/01/38....................  539,615      570,056
           6.00% due 09/01/38....................  457,364      483,548
           6.50% due 09/01/32....................  203,641      219,750
           6.50% due 07/01/36....................   84,688       90,713
           6.50% due 10/01/37....................   81,643       87,400
          REMIC
           Series 2005-12, Class BE
           5.00% due 11/25/30....................  385,000      406,599
                                                            -----------
                                                              4,017,192
                                                            -----------
        Government National Mtg. Assoc. -- 1.1%
           5.50% due 05/15/33....................  311,205      328,856
           5.50% due 12/15/33....................  250,229      264,421
           6.00% due 09/15/38....................  282,568      298,904
           7.50% due 01/15/32....................   87,212       97,781
                                                            -----------
                                                                989,962
                                                            -----------
        Total U.S. Government Agencies
           (cost $11,586,708)....................            12,108,469
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 4.3%
        United States Treasury Bonds -- 0.9%
           3.50% due 02/15/39....................   53,000       48,015
           4.25% due 05/15/39....................   69,000       71,383

                                                                     Market
                                                      Principal      Value
               Security Description                    Amount       (Note 3)
 ----------------------------------------------------------------------------
 U.S. GOVERNMENT TREASURIES (continued)
 United States Treasury Bonds (continued)
    4.38% due 02/15/38............................. $  495,000    $   521,452
    4.50% due 05/15/38.............................     38,000         40,892
    5.25% due 11/15/28.............................    107,000        124,220
    8.13% due 08/15/19.............................     33,000         45,983
                                                                  -----------
                                                                      851,945
                                                                  -----------
 United States Treasury Notes -- 3.4%
    2.00% due 11/30/13.............................    558,000        558,785
    2.75% due 02/28/13.............................     45,000         46,719
    2.75% due 02/15/19.............................    105,000        100,201
    2.88% due 01/31/13.............................    446,000        465,059
    3.00% due 08/31/16.............................     21,000         21,125
    3.38% due 07/31/13.............................    102,000        108,040
    3.50% due 02/15/18.............................     97,000         99,069
    3.63% due 06/15/10.............................    800,000        818,687
    3.63% due 08/15/19.............................     21,000         21,555
    3.75% due 11/15/18.............................    102,000        105,546
    3.88% due 05/15/18.............................     31,000         32,489
    4.00% due 08/15/18.............................    206,000        217,475
    4.25% due 08/15/15.............................     24,000         26,137
    4.25% due 11/15/17.............................    150,000        161,625
    4.50% due 11/15/15.............................    200,000        220,516
                                                                  -----------
                                                                    3,003,028
                                                                  -----------
 Total U.S. Government Treasuries
    (cost $3,955,182)..............................                 3,854,973
                                                                  -----------
 Total Long-Term Investment Securities
    (cost $82,488,101).............................                85,284,783
                                                                  -----------
 REPURCHASE AGREEMENTS -- 4.7%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.01%, dated 09/30/09, to
    be repurchased 10/01/09 in the amount of
    $3,041,001 and collateralized by $3,100,000
    of Federal Home Loan Mtg. Corp., bearing
    interest at 0.35% due 04/01/11 and having
    approximate value of $3,103,875................  3,041,000      3,041,000
   State Street Bank & Trust Co.
    Joint Repurchase Agreement(13).................  1,164,000      1,164,000
                                                                  -----------
 Total Repurchase Agreements
    (cost $4,205,000)..............................                 4,205,000
                                                                  -----------
 TOTAL INVESTMENTS --
    (cost $86,693,101)(14).........................      100.3%    89,489,783
 Liabilities in excess of other assets.............       (0.3)      (268,880)
                                                    ----------    -----------
 NET ASSETS --                                           100.0% $  89,220,903
                                                    ==========    ===========

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2009,

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

     the aggregate value of these securities was $3,406,926 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.
(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)  Commercial Mortgage Backed Security
(4)  Collateralized Mortgage Obligation
(5) Variable Rate Security -- the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.
(6)  Perpetual maturity -- maturity date reflects the next call date.
(7) Variable Rate Security -- the rate reflected is as of September 30, 2009, maturity date reflects next reset date.
(8) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(9)  Bond in default.
(10) Company has filed Chapter 11 bankruptcy protection.
(11) Income may be received in cash or additional shares at the discretion of the issuer.
(12) The structured security is an investment in a trust that is linked to entities included in the CDX.NA.HY.10 index as published by CDS IndexCo LLC. Generally described, investors in the structured security are taking credit risk, and are providing credit protection to the trust, in respect of the entities included in the CDX.NA.HY.10 index. The trust, in turn, is taking credit risk with respect to the entities included in the CDX.NA.HY.10 index in the trust's transactions with credit default swap counterparties and, through credit default swap agreements, is providing credit protection to credit default swap counterparties. (See Note 3)
(13) See Note 3 for details on Joint Repurchase Agreement.
(14) See Note 7 for cost of investment on a tax basis.
(15) Illiquid security. At September 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(16) Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.
(17) Bond is in default of interest subsequent to September 30, 2009.
(18) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
ADR --American Depository Receipt
REMIC --Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                           Level 1 --  Level 2 --   Level 3 --
                           Unadjusted    Other     Significant
                             Quoted    Observable  Unobservable
                             Prices      Inputs       Inputs       Total
                           ----------- ----------- ------------ -----------
     Long-Term
      Investment
      Securities:
       Common Stock....... $50,977,941 $        --   $     --   $50,977,941
       Exchange-Traded
        Fund..............     680,203          --         --       680,203
       Preferred Stock....     476,694          --         --       476,694
       Warrants...........         556          --                      556
       Asset Backed
        Securities........          --   2,006,147         --     2,006,147
       U.S. Corporate
        Bonds &
        Notes.............          --  11,433,675    285,224    11,718,899
       Foreign Corporate
        Bonds &
        Notes.............          --   3,363,403          0     3,363,403
       Foreign
        Government
        Agencies..........          --      97,498         --        97,498
       U.S. Government
        Agencies..........          --  12,108,469         --    12,108,469
       U.S. Government
        Treasuries........   3,854,973          --         --     3,854,973
     Repurchase
      Agreement...........          --   4,205,000         --     4,205,000
                           ----------- -----------   --------   -----------
     Total                 $55,990,367 $33,214,192   $285,224   $89,489,783
                           =========== ===========   ========   ===========

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                         U.S.     Foreign
                                       Corporate Corporate
                                        Bonds &   Bonds &
                                         Notes     Notes
                                       --------- ---------
                 Balance as of
                  9/30/2008........... $     --     $--
                 Accrued discounts/
                  premiums............       --      --
                 Realized gain
                  (loss)..............   14,395      --
                 Change in unrealized
                  appreciation
                  (depreciation)......  (86,785)     --
                 Net purchases
                  (sales).............   (1,959)      0
                 Transfers in and/or
                  out of Level 3......  359,573      --
                                       --------     ---
                 Balance as of
                  9/30/2009........... $285,224     $ 0
                                       ========     ===

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                 Banks-Commercial....................... 17.2%
                 Diversified Banking Institutions.......  7.0
                 Chemicals-Diversified..................  4.5
                 Oil Companies-Exploration & Production.  4.3
                 Electronic Components-Misc.............  3.9
                 Index Fund.............................  3.5
                 Food-Retail............................  3.4
                 Cellular Telecom.......................  3.3
                 Diversified Minerals...................  2.8
                 Oil Companies-Integrated...............  2.8
                 Electronic Components-Semiconductors...  2.5
                 Wireless Equipment.....................  2.5
                 Building Products-Cement...............  2.3
                 Soap & Cleaning Preparation............  2.1
                 Machine Tools & Related Products.......  2.1
                 Steel-Producers........................  1.9
                 Telephone-Integrated...................  1.9
                 Advertising Services...................  1.8
                 Rubber-Tires...........................  1.7
                 Gas-Transportation.....................  1.7
                 Repurchase Agreement...................  1.6
                 Import/Export..........................  1.6
                 Real Estate Operations & Development...  1.6
                 Coal...................................  1.5
                 Chemicals-Specialty....................  1.5
                 Sugar..................................  1.4
                 Travel Services........................  1.3
                 Oil-Field Services.....................  1.3
                 Semiconductor Equipment................  1.2
                 Building-Residential/Commercial........  1.0
                 Medical-Generic Drugs..................  0.9
                 Metal-Diversified......................  0.9
                 Cosmetics & Toiletries.................  0.9
                 Food-Dairy Products....................  0.8
                 Electric-Generation....................  0.8
                 Diversified Operations.................  0.8
                 Transport-Rail.........................  0.8
                 Building Products-Air & Heating........  0.7
                 Medical Products.......................  0.7
                 Steel-Specialty........................  0.6
                 Gas-Distribution.......................  0.6
                 Electric Products-Misc.................  0.5
                 Instruments-Scientific.................  0.5
                 Finance-Leasing Companies..............  0.5
                 Auto-Cars/Light Trucks.................  0.5
                 Machinery-Farming......................  0.4
                 Auto/Truck Parts & Equipment-Original..  0.4
                                                         ----
                                                         98.5%
                                                         ====

Country Allocation*

                 United Kingdom......................... 20.1%
                 Japan.................................. 13.8
                 Italy..................................  6.3
                 France.................................  5.9
                 Australia..............................  5.5
                 Brazil.................................  5.4
                 Germany................................  5.2
                 United States..........................  5.1
                 Switzerland............................  5.0
                 Sweden.................................  4.6
                 Canada.................................  2.9
                 South Korea............................  2.7
                 China..................................  2.4
                 Hong Kong..............................  2.4
                 Taiwan.................................  1.8
                 Singapore..............................  1.5
                 Indonesia..............................  1.2
                 Luxembourg.............................  1.2
                 South Africa...........................  1.1
                 Ireland................................  1.0
                 India..................................  0.9
                 Israel.................................  0.9
                 Cayman Islands.........................  0.8
                 Turkey.................................  0.8
                                                         ----
                                                         98.5%
                                                         ====

--------
*Calculated as a percentage of net assets

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009

                                                                    Market
                                                                    Value
                  Security Description                   Shares    (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK -- 92.6%
    Australia -- 5.5%
      BHP Billiton, Ltd................................   118,209 $3,934,634
      Commonwealth Bank of Australia...................   111,875  5,107,524
                                                                  ----------
                                                                   9,042,158
                                                                  ----------
    Bermuda -- 0.0%
      Peace Mark Holdings, Ltd.+(1)(2).................   800,000          0
      Peregrine Investments Holdings, Ltd.+(1)(2)......    91,000          0
                                                                  ----------
                                                                           0
                                                                  ----------
    Brazil -- 5.4%
      Cosan SA Industria e Comercio+...................   204,910  2,262,384
      Itau Unibanco Holding SA ADR.....................   110,770  2,232,015
      MRV Engenharia e Participacoes SA................    87,630  1,681,768
      Petroleo Brasileiro SA ADR.......................    61,110  2,804,949
                                                                  ----------
                                                                   8,981,116
                                                                  ----------
    Canada -- 2.9%
      Petrobank Energy & Resources, Ltd.+..............    19,288    797,174
      Toronto-Dominion Bank............................    60,840  3,935,151
                                                                  ----------
                                                                   4,732,325
                                                                  ----------
    Cayman Islands -- 0.8%
      China Mengniu Dairy Co., Ltd.+...................   533,950  1,360,014
                                                                  ----------
    China -- 2.4%
      Anhui Conch Cement Co., Ltd......................   214,000  1,426,197
      China Merchants Bank Co., Ltd....................   532,330  1,186,917
      Huaneng Power International, Inc................. 2,046,000  1,351,671
                                                                  ----------
                                                                   3,964,785
                                                                  ----------
    France -- 5.8%
      BNP Paribas......................................    48,460  3,871,898
      Compagnie Generale des Etablissements Michelin,
       Class B.........................................    35,871  2,814,085
      Publicis Groupe..................................    74,387  2,983,692
                                                                  ----------
                                                                   9,669,675
                                                                  ----------
    Germany -- 4.5%
      Bayer AG.........................................    71,825  4,976,724
      HeidelbergCement AG..............................    36,915  2,389,824
                                                                  ----------
                                                                   7,366,548
                                                                  ----------
    Hong Kong -- 2.4%
      China Merchants Holdings International Co.,
       Ltd.............................................   399,320  1,329,340
      Sun Hung Kai Properties, Ltd.....................   177,133  2,614,695
                                                                  ----------
                                                                   3,944,035
                                                                  ----------
    India -- 0.9%
      Punjab National Bank, Ltd........................    87,300  1,447,559
                                                                  ----------
    Indonesia -- 1.2%
      Bank Mandiri Tbk PT.............................. 4,118,230  2,002,657
                                                                  ----------
    Ireland -- 1.0%
      Dragon Oil PLC+..................................   279,380  1,701,133
                                                                  ----------
    Israel -- 0.9%
      Teva Pharmaceutical Industries, Ltd. ADR.........    28,551  1,443,539
                                                                  ----------

                                                               Market
                                                               Value
                  Security Description              Shares    (Note 3)
       -----------------------------------------------------------------
       Italy -- 6.3%
         Intesa Sanpaolo SpA+..................... 1,230,027 $ 5,440,375
         Saipem SpA...............................    70,930   2,136,108
         Snam Rete Gas SpA........................   566,246   2,755,147
                                                             -----------
                                                              10,331,630
                                                             -----------
       Japan -- 13.8%
         Aisin Seiki Co., Ltd.....................    24,900     607,486
         East Japan Railway Co....................    17,400   1,252,203
         Hamamatsu Photonics K.K..................    32,900     788,002
         Hitachi Chemical Co., Ltd................    66,000   1,348,454
         Hitachi Metals, Ltd......................   103,000   1,054,498
         Kaneka Corp..............................   163,000   1,171,225
         Kubota Corp..............................    83,000     690,704
         Mitsubishi Corp..........................    67,700   1,369,612
         Mitsubishi UFJ Financial Group, Inc......   335,700   1,802,567
         Nippon Telegraph and Telephone Corp......    29,000   1,343,954
         Nissan Motor Co., Ltd.+..................   112,300     759,384
         ORIX Corp................................    12,630     771,040
         Rinnai Corp..............................    26,200   1,237,542
         Rohm Co., Ltd............................    18,300   1,280,276
         Sumitomo Metal Mining Co., Ltd...........    40,000     656,826
         Tokyo Electron, Ltd......................    30,700   1,959,684
         Tokyo Gas Co., Ltd.......................   233,000     968,184
         Toshiba Corp.+...........................   208,000   1,091,383
         Toyota Tsusho Corp.......................    85,500   1,289,667
         Uni-Charm Corp...........................    15,000   1,423,717
                                                             -----------
                                                              22,866,408
                                                             -----------
       Luxembourg -- 1.2%
         ArcelorMittal............................    51,825   1,937,662
                                                             -----------
       Singapore -- 1.5%
         Straits Asia Resources, Ltd.............. 1,684,488   2,547,091
                                                             -----------
       South Africa -- 1.1%
         Sasol, Ltd...............................    47,370   1,780,789
                                                             -----------
       South Korea -- 2.7%
         LG Electronics, Inc......................     8,050     857,437
         POSCO....................................     2,970   1,227,574
         Samsung Electro-Mechanics Co., Ltd.......    26,860   2,313,847
                                                             -----------
                                                               4,398,858
                                                             -----------
       Sweden -- 4.6%
         Sandvik AB...............................   317,788   3,510,034
         Telefonaktiebolaget LM Ericsson, Class B.   410,513   4,122,001
                                                             -----------
                                                               7,632,035
                                                             -----------
       Switzerland -- 5.0%
         Clariant AG+.............................   271,571   2,471,210
         Credit Suisse Group AG...................   105,804   5,870,626
                                                             -----------
                                                               8,341,836
                                                             -----------
       Taiwan -- 1.8%
         Hon Hai Precision Industry Co., Ltd. GDR.   373,211   3,060,330
                                                             -----------
       Turkey -- 0.8%
         Turkiye Halk Bankasi AS+.................   218,975   1,298,504
                                                             -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                       Shares/      Market
                                                      Principal     Value
                Security Description                   Amount      (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   United Kingdom -- 20.1%
     ARM Holdings PLC...............................  1,261,624  $  2,895,358
     BT Group PLC...................................    866,302     1,799,826
     Dana Petroleum PLC+............................    118,271     2,649,990
     Reckitt Benckiser Group PLC....................     72,513     3,543,817
     Rio Tinto PLC..................................     33,568     1,431,563
     Standard Chartered PLC.........................    234,084     5,768,647
     Tesco PLC......................................    872,060     5,569,161
     Thomas Cook Group PLC..........................    577,259     2,143,077
     Tullow Oil PLC.................................    106,290     1,916,105
     Vodafone Group PLC.............................  2,428,415     5,441,126
                                                                 ------------
                                                                   33,158,670
                                                                 ------------
   Total Common Stock
      (cost $134,439,245)...........................              153,009,357
                                                                 ------------
   PREFERRED STOCK -- 0.7%
   Germany -- 0.7%
     Fresenius SE
      (cost $1,148,393).............................     19,661     1,150,548
                                                                 ------------
   EXCHANGE-TRADED FUNDS -- 3.5%
   United States -- 3.5%
     iShares MSCI Canada Index Fund
      (cost $5,228,521).............................    227,212     5,789,362
                                                                 ------------
   RIGHTS+ -- 0.1%
   France -- 0.1%
     BNP Paribas Expires 10/14/09
      (cost $0).....................................     48,460       104,953
                                                                 ------------
   Total Long-Term Investment Securities
      (cost $140,816,159)...........................              160,054,220
                                                                 ------------
   REPURCHASE AGREEMENT -- 1.6%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.01%, dated 09/30/09,
      to be repurchased 10/01/09 in the amount
      of $2,725,001 and collateralized by
      $2,780,000 of Federal Home Loan Mtg.
      Corp. Notes, bearing interest at 3.50% due
      04/01/11 and having approximate value
      of $2,783,475
      (cost $2,725,000)............................. $2,725,000     2,725,000
                                                                 ------------
   TOTAL INVESTMENTS --
      (cost $143,541,159)(3)........................       98.5%  162,779,220
   Other assets less liabilities....................        1.5     2,446,272
                                                     ----------  ------------
   NET ASSETS --                                          100.0% $165,225,492
                                                     ==========  ============

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2) Illiquid security. At September 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)  See Note 7 for cost of investments on a tax basis.
ADR -- AmericanDepository Receipt
GDR -- GlobalDepository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                             Level 1 --    Level 2 --   Level 3 --
                             Unadjusted      Other     Significant
                               Quoted      Observable  Unobservable
                               Prices        Inputs       Inputs        Total
                            ------------   ----------  ------------  ------------
    Long-Term
     Investment
     Securities:
      Common Stock
       Australia........... $  9,042,158   $       --      $--       $  9,042,158
       Brazil..............    8,981,116           --       --          8,981,116
       France..............    9,669,675           --       --          9,669,675
       Italy...............   10,331,630           --       --         10,331,630
       Japan...............   22,866,408           --       --         22,866,408
       Switzerland.........    8,341,836           --       --          8,341,836
       United
        Kingdom............   33,158,670           --       --         33,158,670
       Other
        Countries*.........   50,617,864           --        0         50,617,864
      Preferred Stock......    1,150,548           --       --          1,150,548
      Exchange Traded
       Fund................    5,789,362           --       --          5,789,362
      Rights...............      104,953           --       --            104,953
    Repurchase
     Agreement.............           --    2,725,000       --          2,725,000
                            ------------   ----------      ---       ------------
    Total                   $160,054,220   $2,725,000      $ 0       $162,779,220
                            ============   ==========      ===       ============
    --------
    *Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

    The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                               Common
                              Stock --
                               Other
                             Countries
                            ------------
    Balance as of
     9/30/2008............. $    154,511
    Accrued discounts/
     premiums..............           --
    Realized gain
     (loss)................           --
    Change in unrealized
     appreciation
     (depreciation)........     (154,511)
    Net purchases
     (sales)...............           --
    Transfers in and/or
     out of Level 3........           --
                            ------------
    Balance as of
     9/30/2009............. $          0
                            ============

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                  Oil Companies-Integrated.............  12.2%
                  Diversified Banking Institutions.....  11.5
                  Electric-Integrated..................   8.2
                  Medical-Drugs........................   5.0
                  Telephone-Integrated.................   4.6
                  Aerospace/Defense....................   4.3
                  Insurance-Property/Casualty..........   4.3
                  Insurance-Multi-line.................   4.2
                  Retail-Discount......................   3.5
                  Diversified Manufacturing Operations.   3.3
                  Computers............................   3.1
                  Oil & Gas Drilling...................   3.1
                  Food-Misc............................   2.9
                  Aerospace/Defense-Equipment..........   2.2
                  Banks-Super Regional.................   2.2
                  Medical Products.....................   2.0
                  Non-Hazardous Waste Disposal.........   2.0
                  Repurchase Agreement.................   1.9
                  Cable/Satellite TV...................   1.7
                  Consumer Products-Misc...............   1.6
                  Retail-Consumer Electronics..........   1.6
                  Semiconductor Equipment..............   1.6
                  Tobacco..............................   1.6
                  Applications Software................   1.5
                  Banks-Fiduciary......................   1.5
                  Retail-Drug Store....................   1.5
                  Retail-Building Products.............   1.5
                  Cosmetics & Toiletries...............   1.5
                  Retail-Restaurants...................   1.5
                  Medical-HMO..........................   1.3
                  Networking Products..................   1.1
                  Electronic Components-Semiconductors.   1.0
                                                        -----
                                                        101.0%
                                                        =====

--------
*Calculated as a percentage of net assets

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009


                                                               Market
                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 99.1%
       Aerospace/Defense -- 4.3%
         General Dynamics Corp......................  33,000 $ 2,131,800
         Raytheon Co................................  40,000   1,918,800
                                                             -----------
                                                               4,050,600
                                                             -----------
       Aerospace/Defense-Equipment -- 2.2%
         United Technologies Corp...................  33,700   2,053,341
                                                             -----------
       Applications Software -- 1.5%
         Microsoft Corp.............................  56,000   1,449,840
                                                             -----------
       Banks-Fiduciary -- 1.5%
         The Bank of New York Mellon Corp...........  50,000   1,449,500
                                                             -----------
       Banks-Super Regional -- 2.2%
         Wells Fargo & Co...........................  72,100   2,031,778
                                                             -----------
       Cable/Satellite TV -- 1.7%
         Comcast Corp., Class A.....................  95,000   1,604,550
                                                             -----------
       Computers -- 3.1%
         Hewlett-Packard Co.........................  24,000   1,133,040
         International Business Machines Corp.......  15,000   1,794,150
                                                             -----------
                                                               2,927,190
                                                             -----------
       Consumer Products-Misc. -- 1.6%
         Kimberly-Clark Corp........................  26,000   1,533,480
                                                             -----------
       Cosmetics & Toiletries -- 1.5%
         The Procter & Gamble Co....................  24,300   1,407,456
                                                             -----------
       Diversified Banking Institutions -- 11.5%
         Bank of America Corp....................... 165,300   2,796,876
         Citigroup, Inc............................. 338,000   1,635,920
         JPMorgan Chase & Co........................  66,000   2,892,120
         Morgan Stanley.............................  59,000   1,821,920
         The Goldman Sachs Group, Inc...............   9,000   1,659,150
                                                             -----------
                                                              10,805,986
                                                             -----------
       Diversified Manufacturing Operations -- 3.3%
         General Electric Co........................ 189,000   3,103,380
                                                             -----------
       Electric-Integrated -- 8.2%
         Exelon Corp................................  40,000   1,984,800
         FPL Group, Inc.............................  35,000   1,933,050
         PG&E Corp..................................  47,800   1,935,422
         Xcel Energy, Inc...........................  94,200   1,812,408
                                                             -----------
                                                               7,665,680
                                                             -----------
       Electronic Components-Semiconductors -- 1.0%
         Intel Corp.................................  50,000     978,500
                                                             -----------
       Food-Misc. -- 2.9%
         H.J. Heinz Co..............................  36,000   1,431,000
         Kraft Foods, Inc., Class A.................  49,000   1,287,230
                                                             -----------
                                                               2,718,230
                                                             -----------
       Insurance-Multi-line -- 4.2%
         MetLife, Inc...............................  50,000   1,903,500
         The Allstate Corp..........................  65,000   1,990,300
                                                             -----------
                                                               3,893,800
                                                             -----------
       Insurance-Property/Casualty -- 4.3%
         Chubb Corp.................................  38,000   1,915,580

                                                             Market
                                                             Value
                   Security Description            Shares   (Note 3)
          ------------------------------------------------------------
          Insurance-Property/Casualty (continued)
            The Travelers Cos., Inc...............  43,000 $ 2,116,890
                                                           -----------
                                                             4,032,470
                                                           -----------
          Medical Products -- 2.0%
            Johnson & Johnson.....................  30,400   1,851,056
                                                           -----------
          Medical-Drugs -- 5.0%
            Abbott Laboratories...................  30,000   1,484,100
            Merck & Co., Inc......................  43,500   1,375,905
            Pfizer, Inc........................... 110,100   1,822,155
                                                           -----------
                                                             4,682,160
                                                           -----------
          Medical-HMO -- 1.3%
            UnitedHealth Group, Inc...............  50,000   1,252,000
                                                           -----------
          Networking Products -- 1.1%
            Cisco Systems, Inc.+..................  45,000   1,059,300
                                                           -----------
          Non-Hazardous Waste Disposal -- 2.0%
            Waste Management, Inc.................  62,000   1,848,840
                                                           -----------
          Oil & Gas Drilling -- 3.1%
            Transocean, Ltd.+.....................  34,000   2,908,020
                                                           -----------
          Oil Companies-Integrated -- 12.2%
            Chevron Corp..........................  44,700   3,148,221
            ConocoPhillips........................  63,000   2,845,080
            Exxon Mobil Corp......................  40,000   2,744,400
            Marathon Oil Corp.....................  85,000   2,711,500
                                                           -----------
                                                            11,449,201
                                                           -----------
          Retail-Building Products -- 1.5%
            Lowe's Cos., Inc......................  68,000   1,423,920
                                                           -----------
          Retail-Consumer Electronics -- 1.6%
            Best Buy Co., Inc.....................  40,000   1,500,800
                                                           -----------
          Retail-Discount -- 3.5%
            Target Corp...........................  33,000   1,540,440
            Wal-Mart Stores, Inc..................  36,000   1,767,240
                                                           -----------
                                                             3,307,680
                                                           -----------
          Retail-Drug Store -- 1.5%
            CVS Caremark Corp.....................  40,000   1,429,600
                                                           -----------
          Retail-Restaurants -- 1.5%
            McDonald's Corp.......................  24,000   1,369,680
                                                           -----------
          Semiconductor Equipment -- 1.6%
            Applied Materials, Inc................ 110,000   1,474,000
                                                           -----------
          Telephone-Integrated -- 4.6%
            AT&T, Inc............................. 107,050   2,891,421
            Verizon Communications, Inc...........  47,400   1,434,798
                                                           -----------
                                                             4,326,219
                                                           -----------
          Tobacco -- 1.6%
            Philip Morris International, Inc......  30,000   1,462,200
                                                           -----------
          Total Long-Term Investment Securities
             (cost $89,651,741)...................          93,050,457
                                                           -----------

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


                                                              Market
                                                Principal     Value
                Security Description             Amount      (Note 3)
        ---------------------------------------------------------------
        REPURCHASE AGREEMENT -- 1.9%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $1,783,000).................. $1,783,000  $ 1,783,000
                                                           -----------
        TOTAL INVESTMENTS --
           (cost $91,434,741)(2)..............      101.0%  94,833,457
        Liabilities in excess of other assets.       (1.0)    (969,293)
                                               ----------  -----------
        NET ASSETS --                               100.0% $93,864,164
                                               ==========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                             Level 1 --  Level 2 --  Level 3 --
                             Unadjusted    Other    Significant
                               Quoted    Observable Unobservable
                               Prices      Inputs      Inputs       Total
                             ----------- ---------- ------------ -----------
   Long-Term Investment
    Securities:
     Common Stock
      Diversified Banking
       Institutions......... $10,805,986 $       --     $--      $10,805,986
      Electric --
       Integrated...........   7,665,680         --      --        7,665,680
      Medical --
       Drugs................   4,682,160         --      --        4,682,160
      Oil Companies --
       Integrated...........  11,449,201         --      --       11,449,201
      Other
       Industries*..........  58,447,430         --      --       58,447,430
   Repurchase
    Agreement...............          --  1,783,000      --        1,783,000
                             ----------- ----------     ---      -----------
   Total                     $93,050,457 $1,783,000     $--      $94,833,457
                             =========== ==========     ===      ===========

--------
*Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

        SunAmerica Disciplined Growth Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

                  Computers.............................. 9.7%
                  Medical-Drugs.......................... 4.7
                  Applications Software.................. 4.5
                  Commercial Services-Finance............ 4.5
                  Beverages-Non-alcoholic................ 3.8
                  Medical Products....................... 3.8
                  Tobacco................................ 3.5
                  Networking Products.................... 3.4
                  Electronic Components-Semiconductors... 3.3
                  Cosmetics & Toiletries................. 3.2
                  Aerospace/Defense...................... 2.8
                  Web Portals/ISP........................ 2.7
                  Retail-Restaurants..................... 2.6
                  Enterprise Software/Service............ 2.4
                  Oil Companies-Integrated............... 2.0
                  Data Processing/Management............. 1.9
                  Wireless Equipment..................... 1.7
                  Consulting Services.................... 1.7
                  Retail-Discount........................ 1.6
                  Aerospace/Defense-Equipment............ 1.6
                  Retail-Apparel/Shoe.................... 1.4
                  Retail-Drug Store...................... 1.2
                  E-Commerce/Products.................... 1.2
                  Medical-Wholesale Drug Distribution.... 1.1
                  Retail-Major Department Stores......... 1.1
                  Engineering/R&D Services............... 1.0
                  Pharmacy Services...................... 1.0
                  Oil-Field Services..................... 1.0
                  Medical Instruments.................... 0.9
                  Retail-Regional Department Stores...... 0.9
                  Hospital Beds/Equipment................ 0.9
                  Advertising Agencies................... 0.8
                  Athletic Footwear...................... 0.8
                  Retail-Consumer Electronics............ 0.8
                  Apparel Manufacturers.................. 0.8
                  Finance-Investment Banker/Broker....... 0.8
                  Industrial Audio & Video Products...... 0.8
                  Instruments-Scientific................. 0.8
                  Medical-Generic Drugs.................. 0.8
                  Insurance-Life/Health.................. 0.8
                  Investment Management/Advisor Services. 0.8
                  Medical-Biomedical/Gene................ 0.8
                  Machinery-Pumps........................ 0.7
                  Educational Software................... 0.7
                  E-Commerce/Services.................... 0.7
                  Computer Software...................... 0.7
                  Internet Telephone..................... 0.7
                  Metal-Copper........................... 0.7
                  Machinery-Construction & Mining........ 0.7
                  Consumer Products-Misc................. 0.7
                  Agricultural Chemicals................. 0.7
                  Theaters............................... 0.7
                  Electric Products-Misc................. 0.7
                  Repurchase Agreement................... 0.7
                  Food-Confectionery..................... 0.6
                  Electronic Forms....................... 0.6
                  Food-Dairy Products.................... 0.6
                  Diagnostic Equipment................... 0.6
                  Machinery-General Industrial........... 0.5
                  Multimedia............................. 0.5
                  Finance-Other Services................. 0.5

                    Oil Field Machinery & Equipment.   0.5%
                    Chemicals-Specialty.............   0.4
                    Computers-Periphery Equipment...   0.4
                    Semiconductor Equipment.........   0.3
                    Cellular Telecom................   0.2
                    Computers-Integrated Systems....   0.2
                                                     -----
                                                     100.2%
                                                     =====

--------
*Calculated as a percentage of net assets

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009


                                                             Market
                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 99.5%
           Advertising Agencies -- 0.8%
             Omnicom Group, Inc....................  5,500 $  203,170
                                                           ----------
           Aerospace/Defense -- 2.8%
             Lockheed Martin Corp..................  3,100    242,048
             Northrop Grumman Corp.................  4,000    207,000
             Raytheon Co...........................  4,800    230,256
                                                           ----------
                                                              679,304
                                                           ----------
           Aerospace/Defense-Equipment -- 1.6%
             Alliant Techsystems, Inc.+............  1,700    132,345
             United Technologies Corp..............  4,100    249,813
                                                           ----------
                                                              382,158
                                                           ----------
           Agricultural Chemicals -- 0.7%
             Monsanto Co...........................  2,200    170,280
                                                           ----------
           Apparel Manufacturers -- 0.8%
             Coach, Inc............................  5,800    190,936
                                                           ----------
           Applications Software -- 4.5%
             Microsoft Corp........................ 36,700    950,163
             Nuance Communications, Inc.+..........  9,100    136,136
                                                           ----------
                                                            1,086,299
                                                           ----------
           Athletic Footwear -- 0.8%
             NIKE, Inc., Class B...................  3,000    194,100
                                                           ----------
           Beverages-Non-alcoholic -- 3.8%
             PepsiCo, Inc..........................  8,800    516,208
             The Coca-Cola Co......................  7,700    413,490
                                                           ----------
                                                              929,698
                                                           ----------
           Cellular Telecom -- 0.2%
             Syniverse Holdings, Inc.+.............  3,200     56,000
                                                           ----------
           Chemicals-Specialty -- 0.4%
             NewMarket Corp........................  1,100    102,344
                                                           ----------
           Commercial Services-Finance -- 4.5%
             Equifax, Inc..........................  7,100    206,894
             Global Cash Access Holdings, Inc.+....  9,800     71,638
             Mastercard, Inc., Class A.............  1,200    242,580
             The Western Union Co..................  9,300    175,956
             Visa, Inc., Class A...................  5,600    387,016
                                                           ----------
                                                            1,084,084
                                                           ----------
           Computer Software -- 0.7%
             Accelrys, Inc.+....................... 29,900    173,420
                                                           ----------
           Computers -- 9.7%
             Apple, Inc.+..........................  4,600    852,702
             Dell, Inc.+........................... 12,900    196,854
             Hewlett-Packard Co.................... 11,300    533,473
             International Business Machines Corp..  6,300    753,543
                                                           ----------
                                                            2,336,572
                                                           ----------
           Computers-Integrated Systems -- 0.2%
             Cray, Inc.+...........................  5,800     48,314
                                                           ----------
           Computers-Periphery Equipment -- 0.4%
             Synaptics, Inc.+......................  3,400     85,680
                                                           ----------

                                                               Market
                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         Consulting Services -- 1.7%
           FTI Consulting, Inc.+......................  3,100 $132,091
           SAIC, Inc.+................................ 15,300  268,362
                                                              --------
                                                               400,453
                                                              --------
         Consumer Products-Misc. -- 0.7%
           Clorox Co..................................  2,900  170,578
                                                              --------
         Cosmetics & Toiletries -- 3.2%
           Colgate-Palmolive Co.......................  2,000  152,560
           The Procter & Gamble Co.................... 10,500  608,160
                                                              --------
                                                               760,720
                                                              --------
         Data Processing/Management -- 1.9%
           Dun & Bradstreet Corp......................  3,300  248,556
           Fiserv, Inc.+..............................  4,200  202,440
                                                              --------
                                                               450,996
                                                              --------
         Diagnostic Equipment -- 0.6%
           Immucor, Inc.+.............................  8,000  141,600
                                                              --------
         E-Commerce/Products -- 1.2%
           Amazon.com, Inc.+..........................  3,000  280,080
                                                              --------
         E-Commerce/Services -- 0.7%
           eBay, Inc.+................................  3,200   75,552
           priceline.com, Inc.+.......................    600   99,492
                                                              --------
                                                               175,044
                                                              --------
         Educational Software -- 0.7%
           Renaissance Learning, Inc.................. 17,800  176,932
                                                              --------
         Electric Products-Misc. -- 0.7%
           Emerson Electric Co........................  4,200  168,336
                                                              --------
         Electronic Components-Semiconductors -- 3.3%
           Altera Corp................................ 10,200  209,202
           Intel Corp................................. 21,500  420,755
           Texas Instruments, Inc.....................  7,100  168,199
                                                              --------
                                                               798,156
                                                              --------
         Electronic Forms -- 0.6%
           Adobe Systems, Inc.+.......................  4,700  155,288
                                                              --------
         Engineering/R&D Services -- 1.0%
           Fluor Corp.................................  2,700  137,295
           URS Corp.+.................................  2,500  109,125
                                                              --------
                                                               246,420
                                                              --------
         Enterprise Software/Service -- 2.4%
           Novell, Inc.+.............................. 19,000   85,690
           Oracle Corp................................ 23,400  487,656
                                                              --------
                                                               573,346
                                                              --------
         Finance-Investment Banker/Broker -- 0.8%
           TD Ameritrade Holding Corp.+...............  9,600  188,352
                                                              --------
         Finance-Other Services -- 0.5%
           IntercontinentalExchange, Inc.+............  1,300  126,347
                                                              --------
         Food-Confectionery -- 0.6%
           The Hershey Co.............................  4,000  155,440
                                                              --------

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Food-Dairy Products -- 0.6%
           Dean Foods Co.+...........................  8,500 $  151,215
                                                             ----------
         Hospital Beds/Equipment -- 0.9%
           Kinetic Concepts, Inc.+...................  5,600    207,088
                                                             ----------
         Industrial Audio & Video Products -- 0.8%
           Dolby Laboratories, Inc., Class A+........  4,900    187,131
                                                             ----------
         Instruments-Scientific -- 0.8%
           Waters Corp.+.............................  3,300    184,338
                                                             ----------
         Insurance-Life/Health -- 0.8%
           Aflac, Inc................................  4,300    183,782
                                                             ----------
         Internet Telephone -- 0.7%
           j2 Global Communications, Inc.+...........  7,500    172,575
                                                             ----------
         Investment Management/Advisor Services -- 0.8%
           T. Rowe Price Group, Inc..................  4,000    182,800
                                                             ----------
         Machinery-Construction & Mining -- 0.7%
           Joy Global, Inc...........................  3,500    171,290
                                                             ----------
         Machinery-General Industrial -- 0.5%
           Middleby Corp.+...........................  2,400    132,024
                                                             ----------
         Machinery-Pumps -- 0.7%
           Flowserve Corp............................  1,800    177,372
                                                             ----------
         Medical Instruments -- 0.9%
           Medtronic, Inc............................  5,900    217,120
                                                             ----------
         Medical Products -- 3.8%
           Henry Schein, Inc.+.......................  3,900    214,149
           Johnson & Johnson......................... 11,700    712,413
                                                             ----------
                                                                926,562
                                                             ----------
         Medical-Biomedical/Gene -- 0.8%
           Gilead Sciences, Inc.+....................  3,900    181,662
                                                             ----------
         Medical-Drugs -- 4.7%
           Abbott Laboratories.......................  6,200    306,714
           Bristol-Myers Squibb Co................... 10,100    227,452
           Eli Lilly & Co............................  9,100    300,573
           Schering-Plough Corp...................... 10,900    307,925
                                                             ----------
                                                              1,142,664
                                                             ----------
         Medical-Generic Drugs -- 0.8%
           Mylan, Inc.+.............................. 11,500    184,115
                                                             ----------
         Medical-Wholesale Drug Distribution -- 1.1%
           AmerisourceBergen Corp.................... 12,300    275,274
                                                             ----------
         Metal-Copper -- 0.7%
           Freeport-McMoRan Copper & Gold, Inc.......  2,500    171,525
                                                             ----------
         Multimedia -- 0.5%
           The McGraw-Hill Cos., Inc.................  5,200    130,728
                                                             ----------
         Networking Products -- 3.4%
           Cisco Systems, Inc.+...................... 33,200    781,528
           Juniper Networks, Inc.+...................  1,900     51,338
                                                             ----------
                                                                832,866
                                                             ----------

                                                             Market
                                                             Value
                   Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         Oil Companies-Integrated -- 2.0%
           Exxon Mobil Corp........................  7,000 $   480,270
                                                           -----------
         Oil Field Machinery & Equipment -- 0.5%
           Cameron International Corp.+............  3,300     124,806
                                                           -----------
         Oil-Field Services -- 1.0%
           Schlumberger, Ltd.......................  3,900     232,440
                                                           -----------
         Pharmacy Services -- 1.0%
           Express Scripts, Inc.+..................  3,100     240,498
                                                           -----------
         Retail-Apparel/Shoe -- 1.4%
           Aeropostale, Inc.+......................  3,700     160,839
           The Gap, Inc............................  7,900     169,060
                                                           -----------
                                                               329,899
                                                           -----------
         Retail-Consumer Electronics -- 0.8%
           Best Buy Co., Inc.......................  5,100     191,352
                                                           -----------
         Retail-Discount -- 1.6%
           Target Corp.............................  4,800     224,064
           Wal-Mart Stores, Inc....................  3,300     161,997
                                                           -----------
                                                               386,061
                                                           -----------
         Retail-Drug Store -- 1.2%
           CVS Caremark Corp.......................  8,200     293,068
                                                           -----------
         Retail-Major Department Stores -- 1.1%
           TJX Cos., Inc...........................  6,900     256,335
                                                           -----------
         Retail-Regional Department Stores -- 0.9%
           Kohl's Corp.+...........................  3,700     211,085
                                                           -----------
         Retail-Restaurants -- 2.6%
           Chipotle Mexican Grill, Inc., Class A+..  1,800     174,690
           McDonald's Corp.........................  4,200     239,694
           Yum! Brands, Inc........................  6,300     212,688
                                                           -----------
                                                               627,072
                                                           -----------
         Semiconductor Equipment -- 0.3%
           Tessera Technologies, Inc.+.............  3,000      83,670
                                                           -----------
         Theaters -- 0.7%
           National CineMedia, Inc................. 10,000     169,700
                                                           -----------
         Tobacco -- 3.5%
           Altria Group, Inc....................... 12,500     222,625
           Philip Morris International, Inc........ 12,700     618,998
                                                           -----------
                                                               841,623
                                                           -----------
         Web Portals/ISP -- 2.7%
           Google, Inc., Class A+..................  1,300     644,605
                                                           -----------
         Wireless Equipment -- 1.7%
           QUALCOMM, Inc...........................  9,000     404,820
                                                           -----------
         Total Long-Term Investment Securities
            (cost $20,593,542).....................         24,019,882
                                                           -----------

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


                                                             Market
                                                Principal    Value
                 Security Description            Amount     (Note 3)
         -------------------------------------------------------------
         REPURCHASE AGREEMENT -- 0.7%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $160,000).................... $160,000  $   160,000
                                                          -----------
         TOTAL INVESTMENTS --
            (cost $20,753,542)(2)..............    100.2%  24,179,882
         Liabilities in excess of other assets.     (0.2)     (37,625)
                                                --------  -----------
         NET ASSETS --                             100.0% $24,142,257
                                                ========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                           Level 1 --  Level 2 --  Level 3 --
                           Unadjusted    Other    Significant
                             Quoted    Observable Unobservable
                             Prices      Inputs      Inputs       Total
                           ----------- ---------- ------------ -----------
     Long-Term Investment
      Securities:
       Common Stock
        Computers......... $ 2,336,572  $     --      $--      $ 2,336,572
        Other
         Industries*......  21,683,310        --       --       21,683,310
     Repurchase
      Agreement...........          --   160,000       --          160,000
                           -----------  --------      ---      -----------
     Total                 $24,019,882  $160,000      $--      $24,179,882
                           ===========  ========      ===      ===========

--------
*Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited)

Industry Allocation*

               Index Funds................................ 10.0%
               Time Deposit...............................  4.3
               Investment Management/Advisor Services.....  3.3
               Electronic Components-Misc.................  2.5
               Retail-Restaurants.........................  2.3
               Banks-Commercial...........................  2.2
               Auto/Truck Parts & Equipment-Original......  2.0
               Diversified Manufacturing Operations.......  1.9
               Chemicals-Specialty........................  1.9
               Diversified Operations.....................  1.8
               Finance-Investment Banker/Broker...........  1.7
               Telecom Services...........................  1.7
               Medical-Drugs..............................  1.7
               Transport-Truck............................  1.5
               Machinery-General Industrial...............  1.5
               E-Commerce/Services........................  1.5
               Oil Companies-Exploration & Production.....  1.3
               Food-Misc..................................  1.3
               Diagnostic Kits............................  1.3
               Retail-Misc./Diversified...................  1.2
               Internet Content-Information/News..........  1.2
               Electronic Components-Semiconductors.......  1.2
               Real Estate Management/Services............  1.2
               Insurance-Reinsurance......................  1.2
               Chemicals-Diversified......................  1.2
               Computers-Periphery Equipment..............  1.1
               Electronic Connectors......................  1.1
               Auto/Truck Parts & Equipment-Replacement...  1.1
               Electric Products-Misc.....................  1.0
               Retail-Apparel/Shoe........................  1.0
               Oil-Field Services.........................  1.0
               Real Estate Operations & Development.......  0.9
               Applications Software......................  0.9
               Transactional Software.....................  0.9
               Diversified Financial Services.............  0.9
               Food-Baking................................  0.9
               Containers-Paper/Plastic...................  0.9
               Building-Maintance & Services..............  0.9
               Machinery-Construction & Mining............  0.9
               Coal.......................................  0.8
               Commercial Services........................  0.8
               Diversified Operations/Commercial Services.  0.8
               Internet Content-Entertainment.............  0.8
               Cable TV...................................  0.8
               Advertising Sales..........................  0.8
               Semiconductor Equipment....................  0.8
               Beverages-Non-alcoholic....................  0.8
               Finance-Other Services.....................  0.8
               Human Resources............................  0.8
               Transport-Rail.............................  0.7
               Metal Processors & Fabrication.............  0.7
               Medical Products...........................  0.7
               Retail-Petroleum Products..................  0.7
               Cosmetics & Toiletries.....................  0.7
               Machinery-Electrical.......................  0.6
               Retail-Pubs................................  0.6
               Casino Services............................  0.6
               Computers-Integrated Systems...............  0.6
               Auto-Cars/Light Trucks.....................  0.6
               Medical Labs & Testing Services............  0.5

                 Machine Tools & Related Products.......  0.5%
                 Alternative Waste Technology...........  0.5
                 Retail-Sporting Goods..................  0.5
                 Internet Infrastructure Software.......  0.5
                 Travel Services........................  0.5
                 Water Treatment Systems................  0.5
                 Retail-Bookstores......................  0.5
                 Advanced Materials.....................  0.5
                 Audio/Video Products...................  0.5
                 Soap & Cleaning Preparation............  0.5
                 Direct Marketing.......................  0.5
                 Food-Dairy Products....................  0.5
                 Power Converter/Supply Equipment.......  0.4
                 Building-Residential/Commercial........  0.4
                 Rubber-Tires...........................  0.4
                 Real Estate Investment Trusts..........  0.4
                 Television.............................  0.4
                 Medical-Nursing Homes..................  0.4
                 Electronic Measurement Instruments.....  0.4
                 Consulting Services....................  0.4
                 Leisure Products.......................  0.4
                 Machinery-Material Handling............  0.4
                 Telephone-Integrated...................  0.4
                 Building Products-Air & Heating........  0.4
                 Non-Ferrous Metals.....................  0.4
                 Transport-Services.....................  0.4
                 Coatings/Paint.........................  0.4
                 Pipelines..............................  0.4
                 Retail-Discount........................  0.3
                 Beverages-Wine/Spirits.................  0.3
                 Medical-Wholesale Drug Distribution....  0.3
                 Lottery Services.......................  0.3
                 Building & Construction Products-Misc..  0.3
                 E-Services/Consulting..................  0.3
                 Medical Instruments....................  0.3
                 Rubber/Plastic Products................  0.3
                 Finance-Credit Card....................  0.3
                 Computers..............................  0.2
                 Food-Retail............................  0.2
                 Agricultural Operations................  0.2
                 Cellular Telecom.......................  0.2
                 Medical Information Systems............  0.2
                 Auto-Heavy Duty Trucks.................  0.2
                 Miscellaneous Manufacturing............  0.2
                 Paper & Related Products...............  0.2
                 Batteries/Battery Systems..............  0.2
                 Agricultural Chemicals.................  0.2
                 Brewery................................  0.2
                 Transport-Marine.......................  0.1
                 Machinery-Thermal Process..............  0.1
                 Motion Pictures & Services.............  0.1
                 Bicycle Manufacturing..................  0.1
                 Engines-Internal Combustion............  0.1
                 Retail-Regional Department Stores......  0.1
                                                         ----
                                                         99.3%
                                                         ====

--------
*Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2009 -- (unaudited) (continued)


Country Allocation*

                             Japan.......... 21.3%
                             United Kingdom. 10.6
                             Luxembourg.....  7.0
                             United States..  6.5
                             France.........  6.1
                             Ireland........  5.8
                             Italy..........  4.9
                             South Korea....  4.5
                             Australia......  3.9
                             Cayman Islands.  3.6
                             Germany........  3.4
                             Switzerland....  2.8
                             Hong Kong......  2.1
                             Denmark........  1.9
                             Singapore......  1.8
                             Taiwan.........  1.7
                             Sweden.........  1.7
                             Netherlands....  1.6
                             China..........  1.6
                             Bermuda........  0.9
                             Indonesia......  0.9
                             Spain..........  0.9
                             Finland........  0.8
                             Jersey.........  0.8
                             Malaysia.......  0.6
                             Norway.........  0.4
                             Thailand.......  0.4
                             Greece.........  0.4
                             Mauritius......  0.2
                             Austria........  0.2
                                             ----
                                             99.3%
                                             ====

--------
*Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009

                                                                   Market
                                                                   Value
                   Security Description                  Shares   (Note 3)
    ----------------------------------------------------------------------
    COMMON STOCK -- 84.6%
    Australia -- 3.9%
      Ansell, Ltd.......................................  21,058 $  185,774
      Asciano Group..................................... 175,640    256,442
      Bendigo & Adelaide Bank, Ltd......................  34,320    284,605
      carsales.com.au Ltd.+.............................  74,959    247,983
      CSR, Ltd.......................................... 348,579    578,131
      Domino's Pizza Enterprises, Ltd...................  40,499    144,699
      Felix Resources, Ltd..............................  11,316    171,208
      MacArthur Coal, Ltd...............................  50,399    419,721
      Nufarm, Ltd.......................................  25,519    255,521
      The Reject Shop, Ltd..............................   9,125    107,468
      Webjet, Ltd.......................................  46,563     64,903
                                                                 ----------
                                                                  2,716,455
                                                                 ----------
    Austria -- 0.2%
      Rosenbauer International AG.......................   3,197    144,888
                                                                 ----------
    Bermuda -- 0.9%
      China Gas Holdings, Ltd........................... 774,000    246,680
      China Yurun Food Group, Ltd.......................  77,000    165,922
      Huabao International Holdings, Ltd................ 145,000    155,476
      Pacific Basin Shipping, Ltd....................... 139,000     91,829
      Peace Mark Holdings, Ltd.(1)(2)...................   8,000          0
                                                                 ----------
                                                                    659,907
                                                                 ----------
    Cayman Islands -- 3.6%
      AAC Acoustic Technologies Holdings, Inc........... 402,000    440,382
      Agile Property Holdings, Ltd...................... 230,000    270,656
      China Dongxiang Group Co.......................... 564,000    374,057
      China High Speed Transmission Equipment Group
       Co., Ltd......................................... 152,000    311,843
      China Mengniu Dairy Co., Ltd...................... 123,000    313,291
      China State Construction International Holdings,
       Ltd.............................................. 530,400    207,368
      Li Ning Co., Ltd..................................  79,000    243,624
      Shui On Land, Ltd................................. 299,000    171,683
      Xinyi Glass Holding Co., Ltd...................... 264,000    185,650
                                                                 ----------
                                                                  2,518,554
                                                                 ----------
    China -- 1.6%
      Beijing Jingkelong Supermarket Chain Group Co.,
       Ltd.............................................. 269,000    163,481
      China National Materials Co., Ltd................. 294,000    251,511
      Weichai Power Co., Ltd............................  46,000    242,463
      Zhuzhou CSR Times Electric Co., Ltd............... 248,000    433,277
                                                                 ----------
                                                                  1,090,732
                                                                 ----------
    Denmark -- 1.9%
      DSV A/S+..........................................  36,230    645,966
      SimCorp A/S.......................................   3,154    646,666
                                                                 ----------
                                                                  1,292,632
                                                                 ----------
    Finland -- 0.8%
      Nokian Renkaat Oyj................................  12,951    301,903
      Talvivaara Mining Co., PLC+.......................  43,829    265,962
                                                                 ----------
                                                                    567,865
                                                                 ----------
    France -- 5.2%
      Meetic+...........................................  16,839    563,794
      Nexity............................................  14,678    584,982

                                                               Market
                                                               Value
                  Security Description              Shares    (Note 3)
        ---------------------------------------------------------------
        France (continued)
          Rubis SA................................     5,068 $  462,774
          SCOR SE.................................    21,310    582,516
          Seloger.com+............................    15,358    615,791
          SOITEC+.................................    20,672    289,647
          Teleperformance.........................    16,369    549,375
                                                             ----------
                                                              3,648,879
                                                             ----------
        Germany -- 3.0%
          CTS Eventim AG..........................     6,333    286,918
          Freenet AG+.............................    20,136    275,213
          Rheinmetall AG..........................    15,844    938,077
          Sky Deutschland AG+.....................   105,877    562,414
                                                             ----------
                                                              2,062,622
                                                             ----------
        Greece -- 0.4%
          Athens Stock Exchange SA................    20,925    265,787
                                                             ----------
        Hong Kong -- 2.1%
          China Everbright International, Ltd.....   926,000    376,372
          Dah Sing Banking Group, Ltd.............   118,400    152,773
          Denway Motors, Ltd......................   864,000    386,847
          Shanghai Industrial Holdings, Ltd.......    35,000    158,289
          Techtronic Industries Co................   454,000    376,671
                                                             ----------
                                                              1,450,952
                                                             ----------
        Indonesia -- 0.9%
          PT Indofood Sukses Makmur Tbk........... 1,202,500    376,365
          PT United Tractors Tbk..................   144,666    233,501
                                                             ----------
                                                                609,866
                                                             ----------
        Ireland -- 3.0%
          Allied Irish Banks PLC..................    58,996    282,089
          DCC PLC.................................    33,485    862,404
          Greencore Group PLC.....................   146,482    341,895
          Irish Life & Permanent PLC..............    73,395    612,194
                                                             ----------
                                                              2,098,582
                                                             ----------
        Italy -- 4.9%
          Amplifon SpA............................   142,078    571,752
          Ansaldo STS SpA.........................    24,570    503,003
          Autogrill SpA+..........................    47,483    573,939
          Azimut Holding SpA......................    71,818    907,494
          DiaSorin SpA............................    26,238    883,093
                                                             ----------
                                                              3,439,281
                                                             ----------
        Japan -- 21.3%
          Ahresty Corp............................    14,500    114,688
          Ain Pharmaciez, Inc.....................    13,700    380,789
          Asahi Intecc Co., Ltd...................     5,500     88,843
          Axell Corp..............................    13,200    555,851
          Benefit One, Inc........................       165    140,066
          CanBas Co., Ltd.+.......................     2,000     75,530
          Chugoku Marine Paints, Ltd..............    40,000    251,323
          CMIC Co., Ltd...........................       230     63,441
          Credit Saison Co., Ltd..................    15,500    182,343
          Dai-ichi Seiko Co., Ltd.................    11,100    531,722
          Daihatsu Diesel Manufacturing Co., Ltd..    10,000     49,240
          Daiseki Co., Ltd........................     9,300    183,379
          Dena Co., Ltd...........................        22     60,781

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                            Market
                                                            Value
                   Security Description           Shares   (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Japan (continued)
             Disco Corp..........................   4,200 $   279,797
             Don Quijote Co., Ltd................   5,400     128,135
             en-japan, Inc.......................     214     292,994
             Enplas Corp.........................   4,700      90,319
             EPS Co., Ltd........................      61     253,473
             Foster Electric Co., Ltd............  15,300     337,822
             FP Corp.............................  11,700     606,082
             Funai Electric Co., Ltd.............   5,900     269,481
             GCA Savvian Group Corp..............     116     146,026
             HIRANO TECSEED Co., Ltd.............   6,000      72,924
             H.I.S. Co., Ltd.....................  17,700     365,180
             Hisamitsu Pharmaceutical Co., Inc...   3,000     121,651
             Intage, Inc.........................  11,900     202,167
             Iriso Electronics Co., Ltd..........  16,600     244,104
             Japan Electronic Materials Corp.....   6,500      48,153
             Kakaku.com, Inc.....................      64     235,281
             Koito Manufacturing Co., Ltd........  24,000     332,869
             Kokusai Co., Ltd....................  31,000     225,511
             MACROMILL, Inc......................     129     193,288
             Mani, Inc...........................   5,200     384,649
             Mars Engineering Corp...............  11,300     416,677
             Message Co., Ltd....................     148     295,126
             MICRONICS JAPAN CO., LTD............   3,900      69,428
             Modec, Inc..........................   5,200     106,358
             Moshi Moshi Hotline, Inc............  16,200     316,186
             Nichi-iko Pharmaceutical Co., Ltd...   9,800     316,059
             Nichii Gakkan Co....................   5,900      58,957
             Nihon M&A Center, Inc...............      20      90,681
             Nishimatsuya Chain Co., Ltd.........  41,700     438,067
             Nomura Real Estate Holdings, Inc....  10,600     172,288
             Oenon Holdings, Inc................. 100,000     222,804
             OPTEX Co., Ltd......................   6,800      83,783
             Osaka Securities Exchange Co., Ltd..      58     263,622
             Otsuka Corp.........................   6,700     400,813
             OUTSOURCING, Inc....................     271     199,254
             Proto Corp.+........................  11,900     373,843
             Roland DG Corp......................  17,700     253,970
             Shima Seiki Manufacturing, Ltd......   1,500      34,841
             Shimano, Inc........................   1,400      60,514
             Sintokogio, Ltd.....................   9,400      71,627
             Software Service, Inc...............  10,300     150,315
             Sysmex Corp.........................   4,300     185,863
             Taiko Pharmaceutical Co., Ltd.......   7,200     317,629
             The Hiroshima Bank, Ltd.............  24,000      99,192
             Toho Holdings Co., Ltd..............  15,400     212,733
             Token Corp..........................   9,540     310,330
             TOKYU LIVABLE, Inc..................   7,900      66,446
             Toridoll.corp.......................     161     354,410
             Towa Corp.+.........................  15,800     139,052
             Union Tool Co.......................   5,400     172,350
             Unipres Corp........................   5,900      83,802
             Village Vanguard Co., Ltd...........      89     356,932
             VSN, Inc............................  11,400      89,788
             Works Applications Co., Ltd.........     515     353,412
             Yamaguchi Financial Group, Inc......  14,000     145,201
                                                          -----------
                                                           14,790,255
                                                          -----------

                                                            Market
                                                            Value
                   Security Description           Shares   (Note 3)
           ---------------------------------------------------------
           Jersey -- 0.8%
             Henderson Group PLC................. 263,891 $  544,042
                                                          ----------
           Luxembourg -- 1.0%
             Acergy SA...........................  52,681    663,517
                                                          ----------
           Malaysia -- 0.6%
             Berjaya Sports Toto Bhd............. 164,785    210,921
             IJM Corp. Bhd....................... 158,760    206,420
                                                          ----------
                                                             417,341
                                                          ----------
           Mauritius -- 0.2%
             Golden Agri-Resources, Ltd.+........ 526,670    160,770
                                                          ----------
           Netherlands -- 1.6%
             ASM International NV+...............  29,780    548,436
             BinckBank NV........................  33,544    593,947
                                                          ----------
                                                           1,142,383
                                                          ----------
           Norway -- 0.4%
             Opera Software ASA..................  77,476    301,797
                                                          ----------
           Singapore -- 1.8%
             CapitaCommercial Trust.............. 407,000    300,486
             Epure International, Ltd............ 423,000    171,164
             Hyflux, Ltd.........................  88,000    190,537
             Venture Corp., Ltd..................  58,000    370,156
             Yanlord Land Group.................. 135,000    218,507
                                                          ----------
                                                           1,250,850
                                                          ----------
           South Korea -- 4.5%
             Cheil Industries, Inc...............   5,330    231,159
             CJ Internet Corp....................   5,940     65,538
             Digitech Systems Co., Ltd.+.........   4,627    105,440
             GIovis Co., Ltd.....................   4,457    421,774
             Hansol Paper Co., Ltd.+.............  13,670    138,643
             Hite Brewery Co., Ltd...............     819    116,777
             Hyundai DSF Co,, Ltd................   5,560     40,110
             Hyundai Mobis.......................   3,372    473,640
             Korean Reinsurance Co...............  23,580    237,151
             LG Household & Health Care, Ltd.....   2,021    452,827
             SODIFF Advanced Materials Co., Ltd..   4,201    341,571
             Sungwoo Hitech Co., Ltd.............  23,102    208,815
             Taewoong Co., Ltd...................   4,115    264,380
                                                          ----------
                                                           3,097,825
                                                          ----------
           Spain -- 0.9%
             Bolsasy Mercados Espanoles..........  15,223    592,779
                                                          ----------
           Sweden -- 1.7%
             Clas Ohlson AB......................  16,557    295,688
             Mekonomen AB........................  16,860    309,564
             Modern Times Group AB, Class B......   6,862    296,771
             NIBE Industrier AB..................  26,787    271,853
                                                          ----------
                                                           1,173,876
                                                          ----------
           Switzerland -- 2.8%
             Aryzta AG+..........................  14,980    607,122
             Clariant AG+........................  64,396    585,983
             EFG International AG................  17,000    305,944
             Partners Group Holding AS...........   3,606    439,832
                                                          ----------
                                                           1,938,881
                                                          ----------

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)

                                                                  Market
                                                                  Value
                  Security Description                 Shares    (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Taiwan -- 1.7%
       Chicony Electronics Co., Ltd..................   198,318 $   448,479
       Far EasTone Telecommunications Co., Ltd.......   133,000     155,556
       InnoLux Display Corp..........................    59,740      76,004
       Shin Zu Shing Co., Ltd........................    21,884     122,190
       Simplo Technology Co., Ltd....................    22,000     124,891
       Taiwan Fertilizer Co., Ltd....................    33,000     118,048
       Wistron Corp..................................    90,058     167,521
                                                                -----------
                                                                  1,212,689
                                                                -----------
     Thailand -- 0.4%
       TMB Bank PCL (foreign shares)+(3)............. 7,856,300     279,826
                                                                -----------
     United Kingdom -- 10.6%
       Afren PLC+....................................   328,272     421,014
       Babcock International Group PLC...............    66,010     599,733
       BlueBay Asset Management PLC..................    57,726     272,152
       Britvic PLC...................................    95,302     536,882
       Chemring Group PLC............................    15,530     606,583
       Cookson Group PLC.............................    83,207     546,670
       Croda International PLC.......................    53,424     560,090
       Dana Petroleum PLC+...........................    22,340     500,552
       Enterprise Inns PLC...........................   211,089     420,004
       Healthcare Locums PLC.........................   104,155     434,449
       McBride PLC...................................   103,805     317,691
       Rentokil Initial PLC..........................   315,060     573,502
       Restaurant Group PLC..........................   175,024     539,850
       Telecity Group PLC+...........................    93,304     477,015
       Victrex PLC...................................    45,341     553,246
                                                                -----------
                                                                  7,359,433
                                                                -----------
     United States -- 1.9%
       Asialnfo Holdings, Inc.+......................    18,500     369,445
       Autoliv, Inc..................................     8,776     294,874
       Virgin Media, Inc. ...........................    48,810     679,435
                                                                -----------
                                                                  1,343,754
                                                                -----------
     Total Common Stock
        (cost $44,478,259)...........................            58,837,020
                                                                -----------
     EXCHANGE-TRADED FUNDS -- 10.0%
     France -- 0.9%
       Lyxor ETF Eastern Europe......................    25,041     637,601
                                                                -----------
     Ireland -- 2.8%
       iShares MSCI Latin America Fund...............    81,906   1,927,921
                                                                -----------
     Luxembourg -- 6.0%
       db x-trackers -- MSCI Emerging Latin America
        TRN Index ETF................................    36,898   1,915,006
       db x-trackers -- MSCI Emerging Markets TRN
        Index ETF....................................    79,800   2,248,764
                                                                -----------
                                                                  4,163,770
                                                                -----------

                                                  Shares/     Market
                                                 Principal    Value
                Security Description              Amount     (Note 3)
        --------------------------------------------------------------
        United States -- 0.3%
          iShares MSCI Israel Capped
           Investable Market Index Fund........      5,000  $   244,550
                                                            -----------
        Total Exchange-Traded Funds
           (cost $5,554,131)...................               6,973,842
                                                            -----------
        PREFERRED STOCK -- 0.4%
        Germany -- 0.4%
          Jungheinrich AG
           (cost $288,274).....................     14,100      283,500
                                                            -----------
        RIGHTS+ -- 0.0%
        Malaysia -- 0.0%
          IJM Land Bhd
           Expires 10/16/09
           (cost $0)...........................     15,876        1,949
                                                            -----------
        WARRANTS+ -- 0.0%
        Mauritius -- 0.0%
          Golden Agri-Resources, Ltd.
           Expires 07/23/12
           (strike price $0.38)
           (cost $0)...........................     18,172        1,677
                                                            -----------
        Total Long-Term Investment Securities
           (cost $50,320,664)..................              66,097,988
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 4.3%
        Time Deposit -- 4.3%
          Euro Time Deposit with State Street
           Bank & Trust Co.
           0.01% due 10/01/09
           (cost $2,972,000)................... $2,972,000    2,972,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $53,292,664)(4)...............       99.3%  69,069,988
        Other assets less liabilities..........        0.7      458,422
                                                ----------  -----------
        NET ASSETS --                                100.0% $69,528,410
                                                ==========  ===========

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 3.
(2) Illiquid security. At September 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3) Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.
(4)  See Note 7 for cost of investments on a tax basis.
ETF --Exchange-Traded Fund

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 3):

                                                   Level 1 -- Unadjusted  Level 2 -- Other   Level 3 -- Significant
                                                       Quoted Prices      Observable Inputs   Unobservable Inputs       Total
                        -                          ---------------------  -----------------  ----------------------  -----------
Long-Term Investment Securities:
  Common Stock
   France.........................................      $ 3,648,879          $       --               $--            $ 3,648,879
   Japan..........................................       14,790,255                  --                --             14,790,255
   United Kingdom.................................        7,359,433                  --                --              7,359,433
   Other Countries*...............................       32,758,627             279,826                 0             33,038,453
  Exchange-Traded Fund............................
   Luxemburg......................................        4,163,770                  --                --              4,163,770
   Other Countries*...............................        2,810,072                  --                --              2,810,072
  Preferred Stock.................................          283,500                  --                --                283,500
  Rights..........................................               --               1,949                --                  1,949
  Warrants........................................            1,677                  --                --                  1,677
Short-Term Investment Securities
  Time Deposit....................................               --           2,972,000                --              2,972,000
                                                        -----------          ----------               ---            -----------
Total.............................................      $65,816,213          $3,253,775               $ 0            $69,069,988
                                                        ===========          ==========               ===            ===========
--------
*Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      Common Stock --
                                                      Other Countries
                        -                          ---------------------
Balance as of 9/30/2008...........................      $    11,586
Accrued discounts/premiums........................               --
Realized gain (loss)..............................          (40,140)
Change in unrealized appreciation (depreciation)..           28,699
Net purchases (sales).............................             (145)
Transfers in and/or out of Level 3................               --
                                                        -----------
Balance as of 9/30/2009...........................      $         0
                                                        ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica")*. An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Disciplined Growth Fund ("Disciplined Growth Fund") and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   Blue Chip Growth Fund seeks capital appreciation by active trading of equity securities of Blue Chip companies that demonstrate the potential for capital appreciation. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in Blue Chip companies.

   Growth Opportunities Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by active trading of equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal by active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion, and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in equity securities.

   Value Fund seeks long-term growth of capital by active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   Disciplined Growth Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   International Small-Cap Fund seeks long-term capital appreciation by active trading of equity and equity-related securities of non-U.S. small-cap companies throughout the world, including emerging market countries. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities.

   The Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Disciplined Growth Fund and International Small-Cap Fund are organized as "diversified" funds within the meaning of the 1940 Act. The International Equity Fund and Value Fund are organized as "non-diversified" funds.
--------
* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to certain institutions and to participants in certain employee benefit plans and other programs. Class I shares are closed to new purchases, however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Directors"), the Trust provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to a plan of reorganization, all the assets and liabilities of Focused International Equity Portfolio, a series of SunAmerica Focused Series, Inc. (the "Corporation"), were transferred in a tax-free exchange to the International Equity Fund, in exchange for shares of International Equity Fund. The details of the reorganization, which was consummated on January 12, 2009, are set forth below.

   Class A, Class B, and Class C shares of Focused International Equity Portfolio were exchanged tax-free for Class A, Class B, and Class C shares of International Equity Fund at an exchange ratio of 1.10 to 1, 1.14 to 1 and 1.13 to 1, respectively.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the Focused International Equity Portfolio prior to merger....................................... $107,741,476
Net assets of the International Equity Fund prior to merger.................................................... $ 47,409,481
                                                                                                                ------------
Aggregate net assets of the International Equity Fund following acquisition.................................... $155,150,957
                                                                                                                ------------
Shares of the International Equity Fund issued in connection with the acquisition of the Focused International
 Equity Portfolio..............................................................................................   12,447,732
Unrealized appreciation (depreciation) in the Focused International Equity Portfolio........................... $(28,289,972)

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   The various inputs that may be used to determine the value of the Funds' investments are summarized into three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of September 30, 2009 are reported on a schedule following the Portfolio of Investments.

   Derivative Instruments:

      Structured Securities: The Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or with the objective of enhancing total return. As of September 30, 2009, the Balanced Assets Fund had one open structured security.

   Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund's entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to price than less complex fixed income investments (i.e. investment grade corporate bonds).

   The risk of investing in a particular structured security will depend upon the terms of the instrument, however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

      Swap Contracts: The Funds may enter into certain types of swap contracts. Generally, a swap contract is a privately negotiated agreement between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

   Credit Default Swap Agreements: Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)

   exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. The seller of protection on credit default swaps, will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. The seller would effectively add leverage to its investment because, it would be subject to investment exposure on the notional amount of the swap.

   If a credit event occurs, as defined under the terms of that particular swap agreement, a seller of protection will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

   A buyer of protection on credit default swaps will make periodic payments, similar to an insurance premium, to the seller of protection and the seller agrees to compensate the buyer for future potential losses as a result of a credit event on the reference bond or other asset. The buyer effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

   If a credit event occurs, as defined under the terms of that particular swap agreement, a buyer of protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

   Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). An investor may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the investor owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

   Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.

   These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. An investor may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

   Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to,

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)

   investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An investor may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

   The maximum potential amount of future payments (undiscounted) that a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into for the same referenced entity or entities.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                      Percentage Principal
Fund                   Interest   Amount
----                  ---------- ----------
Blue Chip Growth.....    0.54%   $1,005,000
Growth Opportunities.    4.35     8,073,000
New Century..........    4.17     7,753,000
Growth and Income....    0.22       404,000
Balanced Assets......    0.63     1,164,000
Value................    0.96     1,783,000
Disciplined Growth...    0.09       160,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $185,727,000, a repurchase price of $185,727,052, and a maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

                                   Maturity  Principal
Type of Collateral   Interest Rate   Date     Amount     Market Value
------------------   ------------- -------- ------------ ------------
U.S. Treasury Bills.     0.15%     02/25/10 $189,560,000 $189,446,264

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)

   various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2005.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                           Management
                                        Assets                Fees
                              ---------------------------- ----------
Blue Chip Growth Fund........           $0 - $350 million     0.75%
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Growth Opportunities Fund+...           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
New Century Fund+............           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Growth and Income Fund.......           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Balanced Assets Fund.........           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
International Equity Fund....           (greater than) $0     1.00
Value Fund*..................           $0 - $750 million     1.00
                              (greater than) $750 million     0.95
                              (greater than) $1.5 billion     0.90
Disciplined Growth Fund......           (greater than) $0     0.85
International Small-Cap Fund.           (greater than) $0     1.15

--------
+ Effective September 1, 2008, SunAmerica agreed to a voluntary waiver of 0.02% of the investment advisory fees for the Growth Opportunities Fund and the New Century Fund. These voluntary waivers may be terminated at any time at the option of SunAmerica. For the year ended September 30, 2009, the amount of investment advisory fees waived were $5,162 and $6,789, respectively. These amounts are reflected in the Statement of Operations.
* Effective October 26, 2009, the investment advisory and management fee was decreased from 1.00% of average daily net assets to 0.75% of average daily net assets. Please see Note 14 for additional information.

   For the year ended September 30, 2009, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AIGGIC receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by SunAmerica. For the year ended September 30, 2009, AIGGIC voluntary waived 0.05% of the fee payable by SunAmerica to AIGGIC for the International Small-Cap Fund.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average daily net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                             Percentage
----                             ----------
Blue Chip Growth Class I........    1.33%
Growth Opportunities Class I....    1.33
Growth and Income Class I.......    1.32
Balanced Assets Class I.........    1.33
International Equity Class A....    1.90
International Equity Class B....    2.55
International Equity Class C....    2.55
International Equity Class I....    1.80
Value Class A...................    1.63
Value Class B...................    2.28
Value Class C...................    2.28
Value Class I...................    1.53
Value Class Z...................    1.06
Disciplined Growth Class A......    1.45
Disciplined Growth Class B......    2.10
Disciplined Growth Class C......    2.10
International Small-Cap Class A.    1.90
International Small-Cap Class B.    2.55
International Small-Cap Class C.    2.55

   Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund                             Percentage
----                             ----------
Blue Chip Growth Class A*.......    1.80%
Blue Chip Growth Class B*.......    2.45
Blue Chip Growth Class C*.......    2.45
Growth Opportunities Class A*...    1.80
Growth Opportunities Class B*...    2.45
Growth Opportunities Class C*...    2.45
New Century Class A*............    1.80
New Century Class B*............    2.45
New Century Class C.............    2.14
Growth and Income Fund Class A*.    1.80
Growth and Income Fund Class B*.    2.45
Growth and Income Fund Class C*.    2.45
Balanced Assets Fund Class A*...    1.80
Balanced Assets Fund Class B*...    2.45
Balanced Assets Fund Class C*...    2.45

--------
*  Effective February 18, 2009.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   For the International Equity Fund, Value Fund, Disciplined Growth Fund, and International Small-Cap Fund, any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the year ending September 30, 2009, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived or reimbursed expenses as follows:

Blue Chip Growth Class A........ $  8,234
Blue Chip Growth Class B........    5,925
Blue Chip Growth Class C........    5,769
Blue Chip Growth Class I........   12,186
Growth Opportunities Class A....   34,515
Growth Opportunities Class B....   12,627
Growth Opportunities Class C....    9,713
Growth Opportunities Class I....    9,137
New Century Fund Class A........   29,372
New Century Fund Class B........    8,355
New Century Fund Class C........   18,163
Growth and Income Class A.......    3,410
Growth and Income Class B.......    5,198
Growth and Income Class C.......    2,184
Growth and Income Class I.......    9,072
Balanced Assets Class A.........    5,982
Balanced Assets Class B.........    4,765
Balanced Assets Class C.........    2,291
Balanced Assets Class I.........    9,747
International Equity Class A....   31,454
International Equity Class B....   22,661
International Equity Class C....   17,710
International Equity Class I....   10,466
Value Fund Class A..............  108,361
Value Fund Class B..............   38,287
Value Fund Class C..............   27,206
Value Fund Class I..............   11,992
Value Fund Class Z..............   26,388
Disciplined Growth Class A......   78,689
Disciplined Growth Class B......   20,778
Disciplined Growth Class C......   58,491
International Small-Cap Class A.  161,192
International Small-Cap Class B.   14,089
International Small-Cap Class C.   18,013

   For the year ended September 30, 2009, the amounts recouped by SunAmerica are as follows:

International Equity Class A. $30,962
International Equity Class B.      --
International Equity Class C.   2,252
International Equity Class I.      --
Value Fund Class A...........      --
Value Fund Class B...........      --
Value Fund Class C...........      --
Value Fund Class I...........      --
Value Fund Class Z...........     881

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   At September 30, 2009, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                                   Class
                                        Other     Specific
                                       Expenses   Expenses
                                      Reimbursed Reimbursed
                                      ---------- ----------
International Equity Class A.........  $    492   $     --
International Equity Class B.........        99     32,791
International Equity Class C.........       146     23,926
International Equity Class I ........        57     16,781
Value Fund Class A...................   128,706     88,432
Value Fund Class B...................    36,111     44,325
Value Fund Class C...................    24,170     29,461
Value Fund Class I...................        39     16,930
Value Fund Class Z...................    40,102     14,760
Disciplined Growth Class A...........    28,281    124,817
Disciplined Growth Class B...........     4,928     36,036
Disciplined Growth Class C...........    22,285    104,075
International Small-Cap Fund Class A.   114,227    183,518
International Small-Cap Fund Class B.     2,425     26,451
International Small-Cap Fund Class C.    13,502     35,464

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor")+, an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the year ended September 30, 2009, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the year ended September 30, 2009, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

--------
+ Effective November 12, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended September 30, 2009, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                            Class A                     Class B    Class C
                         --------------------------------------------- ---------- ----------
                                                            Contingent Contingent Contingent
                                  Affiliated                 Deferred   Deferred   Deferred
                          Sales    Broker-   Non-affiliated   Sales      Sales      Sales
Fund                     Charges   dealers   Broker-dealers  Charges    Charges    Charges
----                     -------- ---------- -------------- ---------- ---------- ----------
Blue Chip Growth........ $ 23,591  $ 8,203      $11,989        $ --     $ 6,729     $   81
Growth Opportunities ...   15,984    6,545        7,203          --       7,471        274
New Century ............   22,385   10,121        9,204          88       2,294        141
Growth and Income.......   30,102   12,389       13,456          --      11,060        948
Balanced Assets ........  100,801   54,330       32,801          --      12,247        224
International Equity ...   38,212   17,932       16,122         295      17,507      1,217
Value...................   36,649   10,097       20,668          --      18,674        489
Disciplined Growth......    5,199    2,086        2,317          54       7,604      1,681
International Small-Cap.    3,017    1,503        1,046          --       2,920        123

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS")*, an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the year ended September 30, 2009, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                     Expense               Payable At September 30, 2009
                         -------------------------------- -------------------------------
Fund                     Class A  Class B Class C Class I Class A Class B Class C Class I
----                     -------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth........ $ 65,282 $11,139 $ 4,652 $  850  $ 6,144 $  898  $  417   $ 67
Growth Opportunities....   40,583   9,599   6,473    126    4,328    783     635     12
New Century.............   65,200   5,626   3,852     --    5,847    467     339     --
Growth and Income.......   73,992  12,580  22,328    379    6,494    935   1,898     30
Balanced Assets.........  155,876  14,520  16,178    969   13,435  1,137   1,349     88
International Equity....  185,512  22,538  40,668  8,470   21,871  2,339   4,513    867
Value...................  113,456  28,887  21,072     36    9,409  2,067   1,703      3
Disciplined Growth......   29,592   4,489  21,628     --    2,411    294   1,639     --
International Small-Cap.  115,131     761   2,359     --   12,168     50     131     --

   At September 30, 2009, the following affiliates owned a percentage of the outstanding shares of the following funds; Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio and Focused Equity Strategy Portfolio owned 30.9%, 7.2%, and 7.4% of the SunAmerica International Equity Fund, respectively; Focused Multi-Asset Strategy Portfolio and American Home Assurance Company owned 76.2% and 19.4% of SunAmerica International Small-Cap Fund, respectively; and SunAmerica, Inc. owned 21.3% of SunAmerica Value Fund.

   On November 7, 2008, the International Small Cap Fund purchased an additional 280,000 shares of SPDR S&P International Small Cap ETF resulting in the Fund's position in the security to exceed 5% of assets. The Fund is subject to a limitation which prohibits the Fund from investing more than 5% of assets in a single investment company. On November 14, 2008, the Fund sold 130,970 shares of SPDR S&P International Small Cap ETF reducing the Fund's position in the security to less than 5% of assets. The sale resulted in a gain of $4,099 to the Fund.
--------
* Effective March 17, 2009, AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   On August 7, 2009, the Blue Chip Growth Fund sold 100 shares of Zimmer Holdings, Inc. common stock that the Fund did not own. The Blue Chip Growth Fund has an investment restriction that prohibits it from engaging in short sales except to the extent the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short ("short sales against the box"). The short position was closed on August 7, 2009, resulting in a gain of $6.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS, and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended September 30, 2009, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

                      Total Expense
Fund                   Reductions
----                  -------------
Blue Chip Growth.....    $   556
Growth Opportunities.      6,864
New Century..........     10,414
Growth and Income....      3,710
Balanced Assets......      4,572
International Equity.        626
Value................     17,479
Disciplined Growth...     10,707

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended September 30, 2009, were as follows:

                                                                Blue Chip      Growth         New       Growth and     Balanced
                                                                 Growth     Opportunities   Century       Income        Assets
                                                                  Fund          Fund         Fund          Fund          Fund
                                                              ------------- ------------- ------------ ------------- ------------
Purchases (excluding U.S. government securities)............. $ 22,041,703  $163,939,711  $190,296,721 $ 90,549,834  $104,008,363
Sales and maturities (excluding U.S. government securities)..   24,828,566   166,572,044   192,655,033   96,673,943   115,669,204
Purchases of U.S. government securities......................           --            --            --           --     5,209,768
Sales and maturities of U.S. government securities...........           --            --            --           --     6,239,011

                                                              International               Disciplined  International
                                                                 Equity         Value       Growth       Small-Cap
                                                                  Fund          Fund         Fund          Fund
                                                              ------------- ------------- ------------ -------------
Purchases (excluding U.S. government securities)............. $491,202,279  $190,031,264  $121,126,378 $105,713,011
Sales and maturities (excluding U.S. government securities)..  496,869,443   204,722,469   126,878,286   72,198,398
Purchases of U.S. government securities......................           --            --            --           --
Sales and maturities of U.S. government securities...........           --            --            --           --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


Note 7. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at September 30, 2009:

                                              Blue Chip      Growth         New       Growth and     Balanced
                                               Growth     Opportunities   Century       Income        Assets
                                                Fund          Fund         Fund          Fund          Fund
                                            ------------- ------------- -----------  ------------- -----------
Cost (tax basis)........................... $ 40,665,210  $ 31,022,102  $35,073,415   $53,339,522  $89,488,246
                                            ============  ============  ===========   ===========  ===========
Appreciation...............................    4,960,786     2,432,310    2,801,803     4,404,637    6,547,558
Depreciation...............................   (3,565,626)     (335,174)    (432,122)   (5,804,206)  (6,546,021)
                                            ------------  ------------  -----------   -----------  -----------
Net unrealized appreciation (depreciation). $  1,395,160  $  2,097,136  $ 2,369,681   $(1,399,569) $     1,537
                                            ============  ============  ===========   ===========  ===========

                                            International               Disciplined  International
                                               Equity         Value       Growth       Small-Cap
                                                Fund          Fund         Fund          Fund
                                            ------------- ------------- -----------  -------------
Cost (tax basis)........................... $144,900,247  $ 98,335,404  $21,297,226   $55,176,863
                                            ============  ============  ===========   ===========
Appreciation...............................   21,119,359     7,668,796    3,811,552    16,331,233
Depreciation...............................   (3,240,386)  (11,170,743)    (928,896)   (2,438,108)
                                            ------------  ------------  -----------   -----------
Net unrealized appreciation (depreciation). $ 17,878,973  $ (3,501,947) $ 2,882,656   $13,893,125
                                            ============  ============  ===========   ===========

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                           For the year ended September 30, 2009
                         -------------------------------------------------------------------------
                                   Distributable Earnings                 Tax Distributions
                         -----------------------------------------  ------------------------------
                                       Long-term
                                     Gains/Capital    Unrealized               Long-Term
                          Ordinary       Loss        Appreciation    Ordinary   Capital  Return of
Fund                       Income      Carryover    (Depreciation)*   Income     Gains    Capital
----                     ---------- -------------   --------------- ---------- --------- ---------
Blue Chip Growth........ $       -- $ (54,552,938)    $ 1,395,160   $       --    $--    $     --
Growth Opportunities....         --  (204,176,123)      2,097,136           --     --          --
New Century.............         --  (122,109,301)      2,369,681           --     --          --
Growth and Income.......    430,910   (42,451,093)     (1,399,569)     687,504     --          --
Balanced Assets.........     81,864   (75,120,532)          1,537    2,046,111     --          --
International Equity....         --   (98,567,104)@    17,867,783      987,723     --     150,500
Value...................    799,696   (19,719,989)     (3,501,947)   2,291,939     --          --
Disciplined Growth......     14,621   (39,065,072)      2,886,477           --     --          --
International Small-Cap.  2,219,408    (6,116,326)     13,888,948       11,219     --          --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency
@ Includes realized capital losses of $10,093,998 which as the result of the merger may be subject to annual limitation imposed by the Internal Revenue Code.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


                                 Tax Distributions
                         For the year ended September 30, 2008
                         -------------------------------------
                                        Long-Term
                          Ordinary       Capital    Return of
                           Income         Gains      Capital
                          -----------  -----------  ---------
Blue Chip Growth........ $        --   $        --   $    --
Growth Opportunities....          --            --        --
New Century.............          --            --        --
Growth and Income.......     242,422            --        --
Balanced Assets.........   2,211,571            --        --
International Equity....   1,052,826    10,274,358        --
Value...................  19,180,606    13,697,035        --
Disciplined Growth......          --            --        --
International Small-Cap.      86,582       247,600    39,211

   For the year ended September 30, 2009, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, expiration of capital loss carry forward amounts, principal paydown adjustments, non-deductible expenses, disposition of passive foreign investment companies securities, capital loss carryforwards acquired as the result of mergers, and foreign currency transactions to the components of net assets as follows:

                          Accumulated    Accumulated
                         Undistributed  Undistributed
                         Net Investment Net Realized     Capital
Fund                     Income (Loss)   Gain (Loss)     Paid-in
----                     -------------- ------------- ------------
Blue Chip Growth........    $248,675    $         --  $   (248,675)
Growth Opportunities....     437,875         151,316      (589,191)
New Century.............     322,295      17,583,650   (17,905,945)
Growth and Income.......          --              --            --
Balanced Assets.........     104,903        (104,903)           --
International Equity....      38,232     (71,788,408)   71,750,176
Value...................          --              --            --
Disciplined Growth......          --             219          (219)
International Small-Cap.     463,973        (462,556)       (1,417)

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2009, which are available to offset future capital gains, if any:

                                                       Capital Loss Carryforward
                         -------------------------------------------------------------------------------------
Fund                         2010        2011        2012      2013   2014    2015        2016        2017
----                     ------------ ----------- ---------- -------- ---- ----------- ----------- -----------
Blue Chip Growth Fund... $ 10,374,287 $42,060,944 $       -- $     -- $--  $        -- $        -- $ 2,117,707
Growth Opportunities*...  121,180,893  65,312,802         --       --  --           --          --  17,682,428
New Century*............   38,311,136  36,351,156         --       --  --           --          --  47,447,009
Growth and Income.......           --  25,935,512  5,722,390       --  --           --          --  10,793,191
Balanced Assets.........    7,399,151  55,685,563  3,874,552       --  --           --          --   8,161,266
International Equity*...           --          --         --       --  --   46,684,225  25,210,425  16,578,456
Value...................           --          --         --       --  --           --          --  19,719,989
Disciplined Growth......   10,618,952   4,260,050    594,906  177,899  --           --          --  23,413,265
International Small-Cap.           --          --         --       --  --           --          --   6,116,326

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year ended September 30, 2009.

                         Capital Loss Capital Loss
                         Carryforward Carryforward
Fund                       Utilized     Expired
----                     ------------ ------------
Blue Chip Growth........     $--      $        --
Growth Opportunities....      --          151,316
New Century.............      --       17,583,650
Growth and Income.......      --               --
Balanced Assets.........      --               --
International Equity....      --               --
Value...................      --               --
Disciplined Growth......      --               --
International Small-Cap.      --               --

   Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended September 30, 2009, the Funds elected to defer capital losses as follows:

                           Deferred     Deferred      Deferred
                         Post-October Post-October  Post-October
Fund                     Capital Loss Currency Loss  PFIC Loss
----                     ------------ ------------- ------------
Blue Chip Growth........ $ 5,217,888       $--         $   --
Growth Opportunities....          --        --             --
New Century.............     978,138        --             --
Growth and Income.......  15,109,021        --             --
Balanced Assets.........  13,149,972        --             --
International Equity....  21,244,557        --          1,658
Value...................  29,606,201        --             --
Disciplined Growth......   3,858,901        --             --
International Small-Cap.   6,257,930        --             --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                             Blue Chip Growth Fund
                          ------------------------------------------------------------------------------------------
                                             Class A                                       Class B
                          --------------------------------------------  --------------------------------------------
                                 For the                For the                For the                For the
                                year ended             year ended             year ended             year ended
                            September 30, 2009     September 30, 2008     September 30, 2009     September 30, 2008
                          ---------------------  ---------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4).  303,615  $ 3,593,220   289,921  $ 5,070,645    69,777  $   729,759    54,301  $   830,023
Reinvested dividends.....       --           --        --           --        --           --        --           --
Shares redeemed (1)(2)... (513,314)  (6,058,764) (451,336)  (7,730,963) (256,003)  (2,669,354) (343,906)  (5,217,068)
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease).. (209,699) $(2,465,544) (161,415) $(2,660,318) (186,226) $(1,939,595) (289,605) $(4,387,045)
                          ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                                             Blue Chip Growth Fund
                          ------------------------------------------------------------------------------------------
                                             Class C                                       Class I
                          --------------------------------------------  --------------------------------------------
                                 For the                For the                For the                For the
                                year ended             year ended             year ended             year ended
                            September 30, 2009     September 30, 2008     September 30, 2009     September 30, 2008
                          ---------------------  ---------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold..............   46,249  $   474,016    68,319  $ 1,087,552     3,842  $    46,737    14,650  $   270,801
Reinvested dividends.....       --           --        --           --        --           --        --           --
Shares redeemed (3)(4)...  (83,913)    (849,071)  (82,476)  (1,252,219)  (12,811)    (159,531)  (15,507)    (285,207)
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)..  (37,664) $  (375,055)  (14,157) $  (164,667)   (8,969) $  (112,794)     (857) $   (14,406)
                          ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                                           Growth Opportunities Fund
                          ------------------------------------------------------------------------------------------
                                             Class A                                       Class B
                          --------------------------------------------  --------------------------------------------
                                 For the                For the                For the                For the
                                year ended             year ended             year ended             year ended
                            September 30, 2009     September 30, 2008     September 30, 2009     September 30, 2008
                          ---------------------  ---------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold (5)(6)(7)(8).  506,522  $ 6,114,286   253,312  $ 4,189,533    43,430  $   419,512    39,899  $   553,585
Reinvested dividends.....       --           --        --           --        --           --        --           --
Shares redeemed (5)(6)... (495,383)  (5,542,810) (613,549)  (9,921,188) (278,224)  (2,680,401) (364,166)  (5,248,108)
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)..   11,139  $   571,476  (360,237) $(5,731,655) (234,794) $(2,260,889) (324,267) $(4,694,523)
                          ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                                           Growth Opportunities Fund
                          ------------------------------------------------------------------------------------------
                                             Class C                                       Class I
                          --------------------------------------------  --------------------------------------------
                                 For the                For the                For the                For the
                                year ended             year ended             year ended             year ended
                            September 30, 2009     September 30, 2008     September 30, 2009     September 30, 2008
                          ---------------------  ---------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold..............   33,482  $   344,614    59,452  $   756,646       389  $     4,499     1,876  $    30,513
Reinvested dividends.....       --           --        --           --        --           --        --           --
Shares redeemed (7)(8)... (110,708)  (1,121,503) (188,701)  (2,713,246)   (2,027)     (21,166)   (3,002)     (48,708)
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)..  (77,226) $  (776,889) (129,249) $(1,956,600)   (1,638) $   (16,667)   (1,126) $   (18,195)
                          ========  ===========  ========  ===========  ========  ===========  ========  ===========

--------
(1)For the year ended September 30, 2009, includes automatic conversion of 149,222 shares of Class B shares in the amount of $1,540,102 to 130,006 shares of Class A shares in the amount of $1,540,102.
(2)For the year ended September 30, 2008, includes automatic conversion of 213,034 shares of Class B shares in the amount of $3,232,933 to 186,968 shares of Class A shares in the amount of $3,232,933.
(3)For the year ended September 30, 2009, includes automatic conversion of 5,850 shares of Class C shares in the amount of $57,101 to 5,045 shares of Class A shares in the amount of $57,101.
(4)For the year ended September 30, 2008, includes automatic conversion of 5,104 shares of Class C shares in the amount of $78,117 to 4,448 shares of Class A shares in the amount of $78,117.
(5)For the year ended September 30, 2009, includes automatic conversion of 189,700 shares of Class B shares in the amount of $1,828,283 to 165,034 shares of Class A shares in the amount of $1,828,283.
(6)For the year ended September 30, 2008, includes automatic conversion of 146,917 shares of Class B shares in the amount of $2,166,396 to 128,971 shares of Class A shares in the amount of $2,166,396.
(7)For the year ended September 30, 2009, includes automatic conversion of 2,338 shares of Class C shares in the amount of $21,581 to 2,029 shares of Class A shares in the amount of $21,581.
(8)For the year ended September 30, 2008, includes automatic conversion of 9,445 shares of Class C shares in the amount of $129,260 to 8,257 shares of Class A shares in the amount of $129,260.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


                                                               New Century Fund
                         -------------------------------------------------------------------------------------------
                                            Class A                                        Class B
                         ---------------------------------------------  --------------------------------------------
                                For the                 For the                For the                For the
                               year ended             year ended              year ended             year ended
                           September 30, 2009     September 30, 2008      September 30, 2009     September 30, 2008
                         ---------------------  ----------------------  ---------------------  ---------------------
                          Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)......  198,938  $ 1,918,178   177,557  $  3,209,325    30,901  $   253,262    28,304  $   451,311
Reinvested dividends....       --           --        --            --        --           --        --           --
Shares redeemed (1)(2).. (730,931)  (6,878,106) (836,501)  (15,340,030) (140,335)  (1,155,541) (219,367)  (3,484,631)
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease). (531,993) $(4,959,928) (658,944) $(12,130,705) (109,434) $  (902,279) (191,063) $(3,033,320)
                         ========  ===========  ========  ============  ========  ===========  ========  ===========

                                        New Century Fund
                         ---------------------------------------------
                                            Class C
                         ---------------------------------------------
                                For the                 For the
                               year ended             year ended
                           September 30, 2009     September 30, 2008
                         ---------------------  ----------------------
                          Shares      Amount     Shares      Amount
                         --------  -----------  --------  ------------
Shares sold.............   16,778  $   143,273    33,282  $    569,190
Reinvested dividends....       --           --        --            --
Shares redeemed.........  (59,854)    (504,887) (102,735)   (1,656,044)
                         --------  -----------  --------  ------------
Net increase (decrease).  (43,076) $  (361,614)  (69,453) $ (1,086,854)
                         ========  ===========  ========  ============

--------
(1)For the year ended September 30, 2009, includes automatic conversion of 83,661 shares of Class B shares in the amount of $678,363 to 71,750 shares of Class A shares in the amount of $678,363.
(2)For the year ended September 30, 2008, includes automatic conversion of 77,721 shares of Class B shares in the amount of $1,225,115 to 67,258 shares of Class A shares in the amount of $1,225,115.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


                                                               Growth and Income Fund
                          ------------------------------------------------------------------------------------------------
                                                Class A                                          Class B
                          --------------------------------------------------  --------------------------------------------
                                   For the                   For the                 For the                For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2009        September 30, 2008       September 30, 2009     September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4).    458,397  $  4,170,736     630,796  $  9,133,076    82,496  $   716,974    89,678  $ 1,199,212
Reinvested dividends.....     58,742       519,275      14,377       220,109     3,047       25,411        --           --
Shares redeemed (1)(2)... (1,036,102)   (9,400,481)   (958,387)  (13,836,029) (415,562)  (3,530,580) (558,857)  (7,455,853)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..   (518,963) $ (4,710,470)   (313,214) $ (4,482,844) (330,019) $(2,788,195) (469,179) $(6,256,641)
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                               Growth and Income Fund
                          ------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  --------------------------------------------
                                   For the                   For the                 For the                For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2009        September 30, 2008       September 30, 2009     September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..............     42,060  $    357,905      71,480  $    957,187     2,008  $    17,872     5,275  $    76,070
Reinvested dividends.....      8,781        72,884          --            --       423        3,747        95        1,451
Shares redeemed (3)(4)...   (281,119)   (2,404,381)   (386,530)   (5,155,170)   (7,666)     (70,882)   (4,673)     (68,432)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..   (230,278) $ (1,973,592)   (315,050) $ (4,197,983)   (5,235) $   (49,263)      697  $     9,089
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                Balanced Assets Fund
                          ------------------------------------------------------------------------------------------------
                                                Class A                                          Class B
                          --------------------------------------------------  --------------------------------------------
                                   For the                   For the                 For the                For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2009        September 30, 2008       September 30, 2009     September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (5)(6)(7)(8).    404,915  $  4,472,848     492,914  $  7,199,045    97,149  $ 1,077,239    95,382  $ 1,386,363
Reinvested dividends.....    153,676     1,673,367     128,624     1,834,569    10,523      113,101     8,240      117,639
Shares redeemed (5)(6)... (1,566,803)  (16,936,609) (1,444,312)  (21,111,948) (317,656)  (3,464,982) (322,360)  (4,705,433)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).. (1,008,212) $(10,790,394)   (822,774) $(12,078,334) (209,984) $(2,274,642) (218,738) $(3,201,431)
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                Balanced Assets Fund
                          ------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  --------------------------------------------
                                   For the                   For the                 For the                For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2009        September 30, 2008       September 30, 2009     September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..............     51,108  $    583,303      42,482  $    629,344     1,165  $    13,118     1,809  $    26,801
Reinvested dividends.....     11,080       119,428       7,970       114,014     1,158       12,678       887       12,606
Shares redeemed (7)(8)...   (192,087)   (2,094,846)   (193,356)   (2,838,735)   (4,891)     (52,003)   (1,818)     (27,036)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..   (129,899) $ (1,392,115)   (142,904) $ (2,095,377)   (2,568) $   (26,207)      878  $    12,371
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the year ended September 30, 2009, includes automatic conversion of 227,824 shares of Class B shares in the amount of $1,930,293 to 214,109 shares of Class A shares in the amount of $1,930,293.
(2)For the year ended September 30, 2008, includes automatic conversion of 256,031 shares of Class B shares in the amount of $3,426,719 to 239,301 shares of Class A shares in the amount of $3,426,719.
(3)For the year ended September 30, 2009, includes automatic conversion of 40,656 shares of Class C shares in the amount of $329,888 to 38,027 shares of Class A shares in the amount of $329,888.
(4)For the year ended September 30, 2008, includes automatic conversion of 79,802 shares of Class C shares in the amount of $1,070,754 to 74,653 shares of Class A shares in the amount of $1,070,754.
(5)For the year ended September 30, 2009, includes automatic conversion of 152,038 shares of Class B shares in the amount of $1,677,751 to 151,672 shares of Class A shares in the amount of $1,677,751.
(6)For the year ended September 30, 2008, includes automatic conversion of 110,956 shares of Class B shares in the amount of $1,639,736 to 110,614 shares of Class A shares in the amount of $1,639,736.
(7)For the year ended September 30, 2009, includes automatic conversion of 5,737 shares of Class C shares in the amount of $60,286 to 5,731 shares of Class A shares in the amount of $60,286.
(8)For the year ended September 30, 2008, includes automatic conversion of 6,528 shares of Class C shares in the amount of $94,078 to 6,522 shares of Class A shares in the amount of $94,078.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


                                                                  International Equity Fund
                              ------------------------------------------------------------------------------------------------
                                                    Class A                                          Class B
                              --------------------------------------------------  --------------------------------------------
                                       For the                   For the                 For the                For the
                                     year ended                year ended               year ended             year ended
                                 September 30, 2009        September 30, 2008       September 30, 2009     September 30, 2008
                              ------------------------  ------------------------  ---------------------  ---------------------
                                Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4).....    597,710  $  5,571,131     873,082  $ 15,209,058   105,795  $   907,568   180,778  $ 2,906,684
Shares issued in merger +....  9,552,075    84,069,949          --            --   928,841    7,600,518        --           --
Reinvested dividends.........     88,444       769,459     337,952     6,106,795    10,395       84,199   101,318    1,689,981
Shares redeemed (1)(2)(5)(6). (3,405,180)  (30,007,709) (1,289,845)  (21,458,586) (647,154)  (5,399,341) (582,664)  (8,831,689)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)......  6,833,049  $ 60,402,830     (78,811) $   (142,733)  397,877  $ 3,192,944  (300,568) $(4,235,024)
                              ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                  International Equity Fund
                              ------------------------------------------------------------------------------------------------
                                                    Class C                                          Class I
                              --------------------------------------------------  --------------------------------------------
                                       For the                   For the                 For the                For the
                                     year ended                year ended               year ended             year ended
                                 September 30, 2009        September 30, 2008       September 30, 2009     September 30, 2008
                              ------------------------  ------------------------  ---------------------  ---------------------
                                Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..................    268,142  $  2,379,512     339,109  $  5,508,728   105,467  $   946,917   115,757  $ 2,027,150
Shares issued in merger +....  1,966,816    16,071,009          --            --        --           --        --           --
Reinvested dividends.........     14,687       118,818     130,196     2,170,365    12,701      111,265    38,744      706,298
Shares redeemed (3)(4)(5)(6). (1,147,561)   (9,508,735)   (672,025)   (9,700,348) (102,042)    (956,722) (159,912)  (2,644,211)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)......  1,102,084  $  9,060,604    (202,720) $ (2,021,255)   16,126  $   101,460    (5,411) $    89,237
                              ==========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the year ended September 30, 2009, includes automatic conversion of 237,710 shares of Class B shares in the amount of $2,002,438 to 220,396 shares of Class A shares in the amount of $2,002,438.
(2)For the year ended September 30, 2008, includes automatic conversion of 201,566 shares of Class B shares in the amount of $3,107,494 to 185,992 shares of Class A shares in the amount of $3,107,494.
(3)For the year ended September 30, 2009, includes automatic conversion of 7,454 shares of Class C shares in the amount of $60,644 to 6,898 shares of Class A shares in the amount of $60,644.
(4)For the year ended September 30, 2008, includes automatic conversion of 16,006 shares of Class C shares in the amount of $250,119 to 14,757 shares of Class A shares in the amount of $250,119.
(5)For the year ended September 30, 2009, net of redemption fees of $4,152, $571, $972 and $342 for Class A, Class B, Class C and Class I shares, respectively.
(6)For the year ended September 30, 2008, net of redemption fees of $10,729, $2,743, $3,748 and $ 1,179 for Class A, Class B, Class C, and Class I shares, respectively.
+  See Note 2.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)

                                                                      Value Fund
                          -------------------------------------------------------------------------------------------------
                                                Class A                                          Class B
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                 For the                 For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2009        September 30, 2008       September 30, 2009     September 30, 2008
                          ------------------------  ------------------------  ---------------------  ----------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (1)(2)(3)(4).    860,978  $  8,101,106     647,141  $  9,924,293   101,838  $   912,273   146,756  $  2,188,231
Reinvested dividends.....    125,403     1,175,028   1,063,818    16,563,642    24,162      213,106   351,095     5,133,009
Shares redeemed (1)(2)... (2,270,671)  (20,866,202) (2,160,593)  (32,186,863) (805,033)  (7,047,624) (866,926)  (12,306,794)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease).. (1,284,290) $(11,590,068)   (449,634) $ (5,698,928) (679,033) $(5,922,245) (369,075) $ (4,985,554)
                          ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                      Value Fund
                          -------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                 For the                 For the
                                 year ended                year ended               year ended             year ended
                              September 30,2009         September 30,2008       September 30,2009       September 30,2008
                          ------------------------  ------------------------  ---------------------  ----------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold..............    137,154  $  1,236,276     126,100  $  1,696,181        --  $        --        86  $      1,562
Reinvested dividends.....     14,733       129,943     203,721     2,978,405        51          478       348         5,401
Shares redeemed (3)(4)...   (415,028)   (3,645,150)   (567,231)   (8,063,054)     (598)      (5,164)     (265)       (3,842)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..   (263,141) $ (2,278,931)   (237,410) $ (3,388,468)     (547) $    (4,686)      169  $      3,121
                          ==========  ============  ==========  ============  ========  ===========  ========  ============

                                              Value Fund
                          --------------------------------------------------
                                                Class Z
                          --------------------------------------------------
                                   For the                   For the
                                 year ended                year ended
                             September 30, 2009        September 30, 2008
                          ------------------------  ------------------------
                            Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------
Shares sold..............    466,705  $  4,638,603     357,717  $  5,554,158
Reinvested dividends.....     59,903       588,253     309,158     5,048,549
Shares redeemed..........   (589,588)   (5,746,783)   (461,438)   (7,142,198)
                          ----------  ------------  ----------  ------------
Net increase (decrease)..    (62,980) $   (519,927)    205,437  $  3,460,509
                          ==========  ============  ==========  ============

--------

(1)For the year ended September 30, 2009, includes automatic conversion of 394,962 shares of Class B shares in the amount of $3,407,930 to 370,955 shares of Class A shares in the amount of $3,407,930.
(2)For the year ended September 30, 2008, includes automatic conversion of 204,341 shares of Class B shares in the amount of $3,088,508 to 192,052 shares of Class A shares in the amount of $3,088,508.
(3)For the year ended September 30, 2009, includes automatic conversion of 8,112 shares of Class C shares in the amount of $67,882 to 7,615 shares of Class A shares in the amount of $67,882.
(4)For the year ended September 30, 2008, includes automatic conversion of 5,802 shares of Class C shares in the amount of $80,487 to 5,438 shares of Class A shares in the amount of $80,487.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


                                                                 Disciplined Growth Fund
                              ---------------------------------------------------------------------------------------------
                                                  Class A                                         Class B
                              -----------------------------------------------  --------------------------------------------
                                      For the                 For the                 For the                For the
                                    year ended               year ended              year ended             year ended
                                September 30, 2009       September 30, 2008      September 30, 2009     September 30, 2008
                              ----------------------  -----------------------  ---------------------  ---------------------
                                Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                              ---------  -----------  ---------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)...........   258,027  $ 2,263,137  1,241,974  $ 20,161,048     9,866  $    81,740   124,724  $ 1,851,127
Reinvested dividends.........        --           --         --            --        --           --        --           --
Shares redeemed (1)(2).......  (779,688)  (6,934,050)  (918,848)  (13,537,356) (208,229)  (1,720,257) (102,038)  (1,489,966)
                              ---------  -----------  ---------  ------------  --------  -----------  --------  -----------
Net increase (decrease)......  (521,661) $(4,670,913)   323,126  $  6,623,692  (198,363) $(1,638,517)   22,686  $   361,161
                              =========  ===========  =========  ============  ========  ===========  ========  ===========

                                          Disciplined Growth Fund
                              -----------------------------------------------
                                                  Class C
                              -----------------------------------------------
                                      For the                 For the
                                    year ended               year ended
                                September 30, 2009       September 30, 2008
                              ----------------------  -----------------------
                                Shares      Amount      Shares      Amount
                              ---------  -----------  ---------  ------------
Shares sold..................    37,352  $   335,289    672,443  $ 10,787,226
Reinvested dividends.........        --           --         --            --
Shares redeemed..............  (676,101)  (5,698,131)  (847,217)  (12,061,646)
                              ---------  -----------  ---------  ------------
Net increase (decrease)......  (638,749) $(5,362,842)  (174,774) $ (1,274,420)
                              =========  ===========  =========  ============

                                                               International Small-Cap Fund
                              ---------------------------------------------------------------------------------------------
                                                  Class A                                         Class B
                              -----------------------------------------------  --------------------------------------------
                                      For the                 For the                 For the                For the
                                    year ended               year ended              year ended             year ended
                                September 30, 2009       September 30, 2008      September 30, 2009     September 30, 2008
                              ----------------------  -----------------------  ---------------------  ---------------------
                                Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                              ---------  -----------  ---------  ------------  --------  -----------  --------  -----------
Shares sold (3)(4)........... 6,912,481  $42,180,929     90,461  $  1,142,820    16,736  $   116,273    26,818  $   324,786
Reinvested dividends.........     1,826       11,121     21,169       275,413        --           --       949       12,228
Shares redeemed (3)(4)(5)(6).  (719,479)  (4,748,220)  (296,407)   (3,416,464)  (55,489)    (358,727)  (35,785)    (405,992)
                              ---------  -----------  ---------  ------------  --------  -----------  --------  -----------
Net increase (decrease)...... 6,194,828  $37,443,830   (184,777) $ (1,998,231)  (38,753) $  (242,454)   (8,018) $   (68,978)
                              =========  ===========  =========  ============  ========  ===========  ========  ===========

                                        International Small-Cap Fund
                              -----------------------------------------------
                                                  Class C
                              -----------------------------------------------
                                      For the                 For the
                                    year ended               year ended
                                September 30, 2009       September 30, 2008
                              ----------------------  -----------------------
                                Shares      Amount      Shares      Amount
                              ---------  -----------  ---------  ------------
Shares sold..................    72,501  $   446,670     50,457  $    605,472
Reinvested dividends.........        --           --      4,084        52,562
Shares redeemed (5)(6).......  (251,581)  (1,518,605)  (172,747)   (1,865,760)
                              ---------  -----------  ---------  ------------
Net increase (decrease)......  (179,080) $(1,071,935)  (118,206) $ (1,207,726)
                              =========  ===========  =========  ============

--------
(1)For the year ended September 30, 2009, includes automatic conversion of 109,857 shares of Class B shares in the amount of $892,768 to 104,045 shares of Class A shares in the amount of $892,768.
(2)For the year ended September 30, 2008, includes automatic conversion of 27,497 shares of Class B shares in the amount of $437,155 to 26,202 shares of Class A shares in the amount of $437,155.
(3)For the year ended September 30, 2009, includes automatic conversion of 3,490 shares of Class B shares in the amount of $24,015 to 3,424 shares of Class A shares in the amount of $24,015.
(4)For the year ended September 30, 2008, includes automatic conversion of 3,459 shares of Class B shares in the amount of $40,920 to 3,421 shares of Class A shares in the amount of $40,920.
(5)For the year ended September 30, 2009, net of redemption fees of $2,877, $17, and $57 for Class A , Class B, and Class C shares, respectively.
(6)For the year ended September 30, 2008, net of redemption fees of $1,750, $71, and $290 for Class A , Class B, and Class C shares, respectively.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


Note 9. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. Prior to September 18, 2009, interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 18, 2009 the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended September 30, 2009, the following Funds had borrowings:

                          Days     Interest Average  Weighted
Portfolio              Outstanding Charges    Debt   Average
Growth Opportunities..     19        $256   $467,982   0.97%
Balanced Assets.......     20          96    179,559   0.66
International Equity..     10         169    621,570   1.18
Disciplined Growth....     24          87    186,698   0.70
International
 Small-Cap............      8          69    230,158   1.47

   At September 30, 2009, there were no borrowings outstanding.

Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended September 30, 2009, none of the Funds participated in this program.

Note 11. Trustees Retirement Plan

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
                                --------------- --------------- ---------------
Fund                                       As of September 30, 2009
----                            -----------------------------------------------
Blue Chip Growth...............     $ 4,301         $  647          $24,037
Growth Opportunities...........       3,435            436           20,986
New Century....................       7,401            752           40,701
Growth and Income..............       5,017            871           33,915
Balanced Assets................      11,906          1,552           63,866
International Equity...........       4,403            911           16,270
Value..........................       4,342          1,566           31,998
Disciplined Growth.............       1,505            478           10,658
International Small-Cap Equity.          --            664            1,522

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At September 30, 2009, the International Equity Fund had approximately 20% of its net assets invested in equity securities of companies domiciled in the United Kingdom, and the International Small-Cap Fund had approximately 21% of its net assets invested in equity securities of companies domiciled in Japan.

Note 13. Other Matters

   The Board of Trustees, on behalf of Blue Chip Growth Fund, Disciplined Growth Fund, Growth and Income Fund, Balanced Assets Fund, Growth Opportunities the Fund and New Century Fund (each an "Acquired Fund," and collectively, the "Acquired Funds"), has determined that it is in the best interests of each of the Acquired Funds and their respective shareholders to reorganize each Acquired Fund into the series of the Corporation set forth in the table below (each, an "Acquiring Fund," and collectively, the "Acquiring Funds"), subject to shareholder approval. The transactions are collectively referred to as the Reorganizations.

             Acquired Funds                  Acquiring Funds
             --------------             -------------------------
             Blue Chip Growth Fund      Focused Large-Cap Growth
                                        Portfolio, a series of
                                        the Corporation
             Disciplined Growth Fund    Focused Large-Cap Growth
                                        Portfolio, a series of
                                        the Corporation
             Growth and Income Fund     Focused Growth and Income
                                        Portfolio, a series of
                                        the Corporation
             Balanced Assets Fund       Focused Growth and Income
                                        Portfolio, a series of
                                        the Corporation
             Growth Opportunities Fund  Focused Small-Cap Growth
                                        Portfolio, a series of
                                        the Corporation
             New Century Fund           Focused Small-Cap Growth
                                        Portfolio, a series of
                                        the Corporation

   Pursuant to each proposed Reorganization, all of an Acquired Fund's assets and liabilities will be transferred to the respective Acquiring Fund, in exchange for shares of the Acquiring Fund. If the Acquired Fund's shareholders approve the proposal, they will receive shares of the respective Acquiring Fund, the total value of which is equal to the total value of their shares of the Acquired Fund on the date of the merger, after which the Acquired Fund will cease operations.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   See Note 14 for additional information relating to certain of the Reorganizations.

Note 14. Subsequent Events

   The Funds have performed an evaluation of subsequent events through November 25, 2009, which is the date the financial statements were issued. The following subsequent events were noted:

   International Equity Fund and International Small-Cap Fund

   On September 5, 2009, AIG entered into an agreement to sell a portion of its investment advisory and asset management business (the "Transaction") to Bridge Partners, L.P. ("Bridge Partners"), a partnership formed by Pacific Century Group, a Hong Kong-based private investment firm. The entities being sold include AIGGIC, the current subadviser to the International Equity Fund and International Small-Cap Fund. Prior to the closing of the Transaction, AIGGIC will be merged with and into a Delaware limited liability company (the surviving entity, PineBridge Investments LLC, being referred to herein as "PineBridge"). As part of the Transaction, AIG will cause the indirect transfer of PineBridge to Bridge Partners. PineBridge, as successor to AIGGIC, will remain a registered investment adviser pursuant to the Investment Advisers Act of 1940. The Transaction is expected to close in December 2009, and is subject to the receipt of the requisite regulatory approvals and the satisfaction of other conditions to closing. Upon the closing of the Transaction, the existing subadvisory agreement between SunAmerica and AIGGIC with respect to the International Equity Fund and International Small-Cap Fund (the "Current Subadvisory Agreement") will terminate.

   At a meeting held on November 9, 2009, the Board of Trustees appointed PineBridge, as the successor to AIGGIC, to serve as subadviser to the International Equity Fund and International Small-Cap Fund, pursuant to a new subadvisory agreement between SunAmerica and PineBridge (the "PineBridge Subadvisory Agreement") with respect to each Fund, subject to approval by each Fund's shareholders. The Board also approved an interim subadvisory agreement between SunAmerica and PineBridge (the "Interim PineBridge Subadvisory Agreement") with respect to each Fund, that will go into effect upon the closing of the Transaction, and will remain in effect for 150 days from its effective date or until the PineBridge Subadvisory Agreement is approved by such Fund's shareholders, whichever is earlier. Pursuant to both the PineBridge Subadvisory Agreement and the Interim PineBridge Subadvisory Agreement, SunAmerica will pay PineBridge a subadvisory fee equal to the subadvisory fee that is currently paid to AIGGIC under the Current Subadvisory Agreement.

   At this same meeting, the Board also recommended that a special meeting of shareholders be convened so that shareholders of the International Equity Fund can vote on a proposal to approve the operation of the Fund in a manner consistent with the Fund's exemptive order from the Securities and Exchange Commission that would permit SunAmerica to, among other things, enter into or amend subadvisory agreements with unaffiliated subadvisers upon approval by the Board but without obtaining shareholder approval, subject to certain conditions (the "Manager of Managers Proposal").

   On or about February 16, 2010, each Fund expects to convene a special meeting of the Fund's shareholders with respect to the proposal to approve the PineBridge Subadvisory Agreement and, with respect to the International Equity Fund, the Manager of Managers Proposal. Shareholders of record of each Fund on the record date, entitled to notice of and to vote at the special meeting, will receive proxy materials describing the proposal relating to the PineBridge Subadvisory Agreement and the Manager of Managers Proposal in greater detail.

   Value Fund

   Pursuant to a plan of reorganization, all of the assets and liabilities of Focused Large-Cap Value Portfolio, a series of the Corporation, were transferred in a tax-free exchange to Value Fund. The reorganization was consummated on October 26, 2009. In connection with this reorganization, the advisory fee that SunAmerica receives for its services with respect to the Value Fund was reduced from an annual rate of 1.00% of average daily net assets to 0.75% of average daily net assets, effective October 26, 2009.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (continued)


   Fund Reorganizations

   At a special meeting of shareholders held on October 16, 2009, shareholders of the Disciplined Growth Fund approved an Agreement and Plan of Reorganization pursuant to which the Disciplined Growth Fund will transfer all of its assets to the Focused Large-Cap Growth Portfolio, a series of the Corporation, in exchange solely for the assumption of the Disciplined Growth Fund's liabilities by the Focused Large-Cap Growth Portfolio and Class A, Class B and Class C shares of the Focused Large-Cap Growth Portfolio, which shares will be distributed by the Disciplined Growth Fund to the holders of its shares in complete liquidation thereof. The Reorganization is expected to be consummated in December 2009.

   At a special meeting of shareholders held on November 10, 2009, shareholders of the Blue Chip Growth Fund approved an Agreement and Plan of Reorganization pursuant to which the Blue Chip Growth Fund will transfer all of its assets to the Focused Large-Cap Growth Portfolio, a series of the Corporation, in exchange solely for the assumption of the Blue Chip Growth Fund's liabilities by the Focused Large-Cap Growth Portfolio and Class A, Class B, Class C and Class Z shares of the Focused Large-Cap Growth Portfolio, which shares will be distributed by the Blue Chip Growth Fund to the holders of its shares in complete liquidation thereof. The Reorganization is expected to be consummated in December 2009.

   At a special meeting of shareholders held on November 10, 2009, shareholders of the New Century Fund approved an Agreement and Plan of Reorganization pursuant to which the New Century Fund will transfer all of its assets to the Focused Small-Cap Growth Portfolio, a series of the Corporation, in exchange solely for the assumption of the New Century Fund's liabilities by the Focused Small-Cap Growth Portfolio and Class A, Class B and Class C shares of the Focused Small-Cap Growth Portfolio, which shares will be distributed by the New Century Fund to the holders of its shares in complete liquidation thereof. The Reorganization is expected to be consummated in December 2009.

   At a special meeting of shareholders held on November 25, 2009, shareholders of the Growth Opportunities Fund approved an Agreement and Plan of Reorganization pursuant to which the Growth Opportunities Fund will transfer all of its assets to the Focused Small-Cap Growth Portfolio, a series of the Corporation, in exchange solely for the assumption of the Growth Opportunities Fund's liabilities by the Focused Small-Cap Growth Portfolio and Class A, Class B, Class C and Class I shares of the Focused Small-Cap Growth Portfolio, which shares will be distributed by the Growth Opportunities Fund to the holders of its shares in complete liquidation thereof. The Reorganization is expected to be consummated in December 2009.

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds constituting SunAmerica Equity Funds, (hereafter referred to as the "Trust") at September 30, 2009, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before September 30, 2007 were audited by another independent registered public accounting firm whose report, dated November 21, 2007, expressed an unqualified opinion on those financial highlights.

As described in Notes 13 and 14, the Board of Trustees and each of the shareholders of SunAmerica Blue Chip Growth Fund, SunAmerica Disciplined Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Balanced Assets Fund, SunAmerica Growth Opportunities Fund and SunAmerica New Century Fund approved a plan of reorganization into certain Funds of SunAmerica Focused Series, Inc. The reorganizations are expected to take place in late 2009, at which time the Funds will cease to operate.

PricewaterhouseCoopers LLP

Houston, Texas
November 25, 2009

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited)


Approval of the Investment Advisory and Management Agreement and Subadvisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of the "Trust", including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust or its separate series (each a "Fund" and collectively, the "Funds"), SunAmerica or AIGGIC (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2010 at an in-person meeting held on August 25, 2009. The Trust currently consists of nine separate Funds, including the Balanced Assets Fund, Blue Chip Growth Fund, Disciplined Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Equity Fund, International Small-Cap Fund, New Century Fund and Value Fund. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between SunAmerica and AIGGIC (the "Subadvisory Agreement") with respect to the International Equity Fund and the International Small-Cap Fund for a one-year period ending August 31, 2010.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and AIGGIC, where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of SunAmerica, AIGGIC and their affiliates, and a discussion of any indirect benefits; (d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices; (g) a discussion of the key personnel of SunAmerica, AIGGIC and their affiliates; and (h) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica and AIGGIC serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and AIGGIC. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including AIGGIC. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica and concluded, based on their experience and interaction with SunAmerica, that:
(i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)

services to advisory clients and noted that as of June 30, 2009, SunAmerica managed, advised an/or administered approximately $35.3 billion in assets. The Board also considered SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

With respect to the International Equity Fund and the International Small-Cap Fund, for which SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board considered the nature, quality and extent of subadvisory services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each of the International Equity Fund and International Small-Cap Fund, subject to the oversight and review of SunAmerica. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the International Equity Fund and International Small-Cap Fund and concluded, based on their experience with AIGGIC, that: (i) AIGGIC is able to retain high quality portfolio managers and other investment personnel;
(ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and
(iii) AIGGIC had been responsive to requests of the Board and of SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the International Equity Fund and the International Small-Cap Fund as set forth in the Prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history. The Board noted that AIGGIC has not experienced any material regulatory or compliance problems nor have they been involved in any material litigation or administrative proceedings that would potentially impact them from effectively serving as the subadviser to the International Equity Fund and the International Small-Cap Fund. The Board concluded that the nature and extent of services to be provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and AIGGIC with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 25, 2009 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2009. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2009. In addition, the Board received a report prepared by SunAmerica that detailed the Funds' performance for the three-month period ended June 30, 2009.

For the Disciplined Growth Fund, the Board considered that the Fund ranked in the fifth quintile of its Peer Group for the one-, two-, three- and four-year periods ended May 31, 2009 and ranked in the fourth quintile for the five-year period. The Board also considered that the Fund ranked in the fourth quintile of its larger Peer Universe, which consists of all funds within the applicable Lipper classification, for the ten-year period ended May 31, 2009. The Board noted that the Fund's performance does not meet the Board's expectations and further noted that the Fund was a target fund in one of several reorganizations that were recently approved by the Board (each a "Reorganization" and collectively, the "Reorganizations") and, subject to shareholder approval, the Fund would be merged with and into the Focused Large-Cap Growth Portfolio, a series of SunAmerica Focused Series, Inc. ("Focused Series")./1/

--------
/1/ The Reorganization was approved by shareholders on October 16, 2009. Please refer to Notes 13 and 14 for additional information.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)


For the Blue Chip Growth Fund, the Board considered that the Fund ranked in the second quintile of its Peer Group for the one-year period ended May 31, 2009, ranked in the third quintile for the two- and three-year periods and ranked in the fourth quintile for the four- and five-year periods. The Board also considered that the Fund ranked in the fourth quintile of its larger Peer Universe for the ten-year period ended May 31, 2009. The Board further noted that the current portfolio manager of the Fund had assumed his role in 2006 and that the Fund was a target fund in one of the Reorganizations and, subject to shareholder approval, would be merged with and into the Focused Large-Cap Growth Portfolio, with the current portfolio manager of the Fund assuming portfolio management responsibilities for the Focused Large-Cap Growth Portfolio./2/

For the Growth Opportunities Fund, the Board considered that the Fund ranked in the first quintile of its Peer Group for the one-year period ended May 31, 2009, ranked in the fourth quintile for the two- and four-year periods, ranked in the third quintile for the three-year period and ranked in the fifth quintile for the five-year period. The Board also considered that the Fund ranked in the fifth quintile of its larger Peer Universe for the ten-year period ended May 31, 2009. The Board further noted that the current portfolio manager of the Fund had assumed his role in 2006 and that the Fund was a target fund in one of the Reorganizations and, subject to shareholder approval, would be merged with and into the Focused Small-Cap Growth Portfolio, a series of Focused Series, with the current portfolio manager of the Fund assuming portfolio management responsibilities for the Focused Small-Cap Growth Portfolio./3/

For the New Century Fund, the Board considered that the Fund ranked in the fifth quintile of its Peer Group for all periods ended May 31, 2009. The Board noted that the Fund's performance does not meet the Board's expectations and further noted that the Fund was a target fund in one of the Reorganizations and, subject to shareholder approval, would be merged with and into the Focused Small-Cap Growth Portfolio./4/

For the Growth and Income Fund, the Board considered that the Fund ranked in the fourth quintile of its Peer Group for the two-, three- and five-year periods ended May 31, 2009 and ranked in the fifth quintile for the one-, four- and ten-year periods. The Board noted that the Fund's performance does not meet the Board's expectations, but that the results for the three-month period ended June 30, 2009 were encouraging. The Board further noted that the Fund was a target fund in one of the Reorganizations and, subject to shareholder approval, would be merged with and into the Focused Growth and Income Portfolio, a series of Focused Series.

For the Balanced Assets Fund, the Board considered that the Fund ranked in the third quintile of its Peer Group for the one-year period ended May 31, 2009, ranked in the fourth quintile for the two- and three-year periods and ranked in the fifth quintile for the four-, five- and ten-year periods. The Board noted that the Fund's performance has improved over the past year and had also improved relative to the Peer Group for the one-, two- and three-year periods ended June 30, 2009, however, the Board stated that it would continue to monitor the Fund's performance. The Board further noted that the Fund was a target fund in one of the Reorganizations and, subject to shareholder approval, would be merged with and into the Focused Growth and Income Portfolio.

For the Value Fund, the Board considered that the Fund ranked in the third quintile of its Peer Group for the one-, two-, four- and five-year periods ended May 31, 2009, ranked in the second quintile for the three-year period and ranked in the first quintile for the ten-year period. The Board noted that it was generally pleased with the Fund's overall performance and would continue to monitor performance.

The Board then considered the performance of the Funds subadvised by AIGGIC, the International Equity Fund and International Small-Cap Fund. The Board considered that the International Equity Fund ranked in the fourth quintile of its Peer Group for the five-year period ended May 31, 2009 and ranked in the fifth quintile for the one-, two-, three- and four-year periods. The Board also considered that the Fund ranked in the fourth quintile of its larger Peer Universe for the ten-year period ended May 31, 2009. The Board further considered that the Fund's performance over the three-month period ended
June 30, 2009 had improved. Nonetheless,

--------
/2/ The Reorganization was approved by shareholders on November 10, 2009.
    Please refer to Notes 13 and 14 for additional information.
/3/ The Reorganization was approved by shareholders on November 25, 2009.
    Please refer to Notes 13 and 14 to the Financial Statements for additional information.
/4/ The Reorganization was approved by shareholders on November 10, 2009.
    Please refer to Notes 13 and 14 to the Financial Statements for additional information.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)

the Board noted that the Fund's performance does not meet the Board's expectations and that it would continue to monitor the performance of this Fund. Additionally, the Board considered the performance of the International Small-Cap Fund, noting that this Fund has a relatively small Peer Group; however, the Board considered that the Fund ranked in the fourth quintile of its Peer Group for the two-year period ended May 31, 2009 and ranked in the fifth quintile for the one-year period. The Board also considered that the Fund ranked in the fifth quintile of its larger Peer Universe for the three-year period ended May 31, 2009. The Board noted that the Fund's performance does not meet the Board's expectations and that it would continue to monitor the performance of this Fund.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, AIGGIC and their Affiliates from the Relationship with the Funds. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, AIGGIC or their affiliates in connection with providing such services to the Funds. The Board noted that SunAmerica had previously agreed to, and the Board had approved, a reduction in the management fee paid by Value Fund in connection with one of the Reorganizations, but that at this meeting, the Board was considering the continuation of the Advisory Agreement at the current fee rates since the management fee reduction would not take effect until the closing of the applicable Reorganization./5/

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each class of the International Equity Fund, Value Fund, Disciplined Growth Fund and International Small-Cap Fund, as well as the Class I shares of the Blue Chip Growth Fund, Growth Opportunities Fund, Growth and Income Fund and Balanced Assets Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica with respect to certain of the Funds. The Board compared each Fund's net expense ratio (taking into account the contractual fee caps) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Fund's management fee for certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable, noting in particular the differences in services that SunAmerica provides as adviser compared to the services it provides as subadviser. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by AIGGIC with respect to other mutual funds and accounts with similar investment strategies to the International Equity Fund and International Small-Cap Fund. The Board noted

--------
/5/ Please refer to Note 14 for additional information.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)

that the subadvisory fees paid by SunAmerica to AIGGIC were reasonable as compared to fees AIGGIC receives for other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual and voluntary fee waivers and/or expense reimbursement agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Agreements. Additionally, the Board considered whether SunAmerica, AIGGIC and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica and AIGGIC, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the International Equity Fund and International Small-Cap Fund to date.

The Board concluded that SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that the Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Balanced Assets Fund, Growth and Income Fund, and Value Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that, with the exception of the New Century Fund, SunAmerica has agreed to contractually cap the total annual operating expenses of one or more classes of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AIGGIC's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding SunAmerica's and AIGGIC's brokerage and soft dollar practices. The Board considered that SunAmerica and AIGGIC are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that they receive reports from SunAmerica and from an independent third party that included

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)

information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits SunAmerica and AIGGIC derive from their soft dollar arrangements, including arrangement under which brokers provide brokerage and/or research services to SunAmerica and/or AIGGIC in return for allocating brokerage.

The Board also considered SunAmerica's efforts over the past year to reevaluate the fund complex and identify potential opportunities for consolidations of certain funds that have similar investment objectives and strategies, which culminated in SunAmerica proposing, and the Board approving, the Reorganizations. The Board noted that it would closely monitor the combined funds following the Reorganizations and, in particular, would request that management provide an update to the Board, in order to ensure that the Board was satisfied with the performance of the combined funds, and that the anticipated benefits to shareholders were realized.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement with respect to the International Equity Fund and International Small-Cap Fund, each for a one-year period ending August 31, 2010. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2009 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                     Number of
                        Position       Term of                                     Portfolios in
        Name,           Held With    Office and                                    Fund Complex
     Address and        SunAmerica    Length of         Principal Occupations       Overseen by       Other Directorships
    Date of Birth*       Complex    Time Served(4)      During Past 5 Years         Trustee(1)        Held by Trustee(2)
----------------------- ----------  --------------  ------------------------------ ------------- ------------------------------
Disinterested Trustees

Jeffrey S. Burum        Trustee     2004-Present    Founder and Chairman of             36       None
DOB: February 27, 1963                              National Community
                                                    Renaissance (1992 to
                                                    present); Founder, Owner
                                                    and Partner of Colonies
                                                    Crossroads, Inc. (2000 to
                                                    present); Owner and
                                                    Managing Member of
                                                    Diversified Pacific
                                                    Development Group LLC
                                                    (1998 to present).

Dr. Judith L. Craven    Trustee     2001-Present    Retired.                            85       Director, Belo Corp. (1992 to
DOB: October 6, 1945                                                                             present); Director, Sysco
                                                                                                 Corp. (1996 to present);
                                                                                                 Director, Luby's, Inc. (1998
                                                                                                 to present).

William F. Devin        Trustee     2001-Present    Retired.                            85       Director, Boston Options
DOB: December 30, 1938                                                                           Exchange (2001 to present).

Samuel M. Eisenstat     Chairman    1986-Present    Attorney, solo practitioner.        46       Director, North European Oil
DOB: March 7, 1940      of the                                                                   Royal Trust.
                        Board

Stephen J. Gutman       Trustee     1986-Present    Vice President, Corcoran            46       None
DOB: May 10, 1943                                   Group (Real Estate) (2003 to
                                                    present); President and
                                                    Member of Managing
                                                    Directors, Beau Brummell
                                                    Soho LLC (licensing of
                                                    menswear specialty retailing
                                                    and other activities)
                                                    (1988 to present).

William J. Shea         Trustee     2004-Present    Executive Chairman, Lucid,          46       Chairman of the Board,
DOB: February 9, 1948                               Inc., (medical technology and                Royal and SunAlliance
                                                    information); Managing                       U.S.A., Inc. (2005 to 2006);
                                                    Partner, DLB Capital, LLC                    Director, Boston Private
                                                    (Private Equity) (2006 to                    Financial Holdings (2004 to
                                                    present) President and CEO,                  present); Director,
                                                    Conseco, Inc. (Financial                     NASDAQ OMX BX (2008 to
                                                    Services) (2001 to 2004);                    present).
                                                    Chairman of the Board of
                                                    Centennial Technologies, Inc.
                                                    (1998 to 2001).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2009 -- (unaudited) (continued)

                                                                                    Number of
                        Position       Term of                                    Portfolios in
        Name,           Held With    Office and                                   Fund Complex
     Address and        SunAmerica    Length of        Principal Occupations       Overseen by  Other Directorships
    Date of Birth*       Complex    Time Served(4)      During Past 5 Years        Trustee(1)   Held by Trustee(2)
----------------------- ----------- --------------  ----------------------------- ------------- -------------------

Interested Trustee

Peter A. Harbeck(3)     Trustee     1995-Present    President, CEO and Director,       94       None
DOB: January 23, 1954                               SunAmerica. (1995 to
                                                    present); Director,
                                                    SunAmerica Capital
                                                    Services, Inc. ("SACS")
                                                    (1993 to present); Chairman,
                                                    AIG Advisor Group, Inc.
                                                    (2004 to present).
Officers

John T. Genoy           President   2007-Present    Chief Financial Officer,           N/A      N/A
DOB: November 8, 1968                               SunAmerica (2002 to
                                                    present); Senior Vice
                                                    President, SunAmerica (2003
                                                    to present); Chief Operating
                                                    Officer, SunAmerica (2006
                                                    to present).

Donna M. Handel         Treasurer   2002-Present    Senior Vice President,             N/A      N/A
DOB: June 25, 1966                                  SunAmerica (2004 to
                                                    present); Vice President,
                                                    SunAmerica (1997 to 2004).

Gregory N. Bressler     Secretary   2005-Present    Senior Vice President and          N/A      N/A
DOB: November 17, 1966  and Chief                   General Counsel,
                        Legal                       SunAmerica (2005 to
                        Officer                     present); Vice President and
                                                    Director of U.S. Asset
                                                    Management Compliance,
                                                    Goldman Sachs Asset
                                                    Management L.P. (2004 to
                                                    2005); Deputy General
                                                    Counsel, Credit Suisse Asset
                                                    Management LLC (2002 to
                                                    2004).

James Nichols           Vice        2006-present    Director, President and CEO,       N/A      N/A
DOB: April 7, 1966      President                   SACS (2006 to present);
                                                    Senior Vice President, SACS
                                                    (2002 to 2006); Senior Vice
                                                    President, SunAmerica (2002
                                                    to present).

Cynthia A. Skrehot      Chief       2002-present    Vice President, SunAmerica         N/A      N/A
DOB: December 6, 1967   Compliance                  (2002 to present); Chief
                        Officer                     Compliance Officer,
                        ("CCO")                     SunAmerica (2003 to 2006).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2009 -- (unaudited) (continued)

                                                                                   Number of
                       Position       Term of                                    Portfolios in
        Name,          Held With    Office and                                   Fund Complex
     Address and       SunAmerica    Length of        Principal Occupations       Overseen by  Other Directorships
   Date of Birth*       Complex    Time Served(4)      During Past 5 Years        Trustee(1)   Held by Trustee(2)
---------------------- ----------- --------------  ----------------------------- ------------- -------------------

Nori L. Gabert         Vice        2002-present    Vice President and Deputy          N/A      N/A
DOB: August 15, 1953   President                   General Counsel,
                       and                         SunAmerica (2001 to
                       Assistant                   present); Vice President and
                       Secretary                   Secretary, VALIC Company
                                                   I and VALIC Company II
                                                   (2000 to present).

Timothy Pettee         Vice        2004-present    Chief Investment Officer,          N/A      N/A
DOB: April 7, 1958     President                   SunAmerica (2003 to
                                                   present).

Gregory R. Kingston    Vice        2002-present    Vice President, SunAmerica         N/A      N/A
DOB: January 18, 1966  President                   (2001 to present).
                       and
                       Assistant
                       Treasurer

Matthew J. Hackethal   Anti-       2006-present    CCO, SunAmerica (2007 to           N/A      N/A
DOB: December 31,      Money                       present); Vice President,
1971                   Laundering                  Credit Suisse Asset
                       Compliance                  Management (2001 to 2007);
                       Officer                     CCO, Credit Suisse
                                                   Alternative Funds (2005 to
                                                   2006); CCO, Credit Suisse
                                                   Asset Management
                                                   Securities, Inc. (2004 to
                                                   2005)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Trust (9 funds), SunAmerica Money Market Funds Inc. (2 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc.
    (15 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (3 portfolios) and Brazos Mutual Funds (4 funds).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's Retirement Plan as discussed in Note 11 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to the shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 2009. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. The information necessary to complete your tax returns will be included with your Form 1099-DIV to be received under separate cover in early 2010.

During the year ended September 30, 2009, the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                         Net Long-   Qualifying % for the
                                           Term         70% Dividends
      Fund                             Capital Gains Received Deductions
      ----                             ------------- --------------------
      Blue Chip Growth Class A........      $--                -- %
      Blue Chip Growth Class B........       --                 --
      Blue Chip Growth Class C........       --                 --
      Blue Chip Growth Class I........       --                 --
      Growth Opportunities Class A....       --                 --
      Growth Opportunities Class B....       --                 --
      Growth Opportunities Class C....       --                 --
      Growth Opportunities Class I....       --                 --
      New Century Class A.............       --                 --
      New Century Class B.............       --                 --
      New Century Class C.............       --                 --
      Growth and Income Class A.......       --             100.00
      Growth and Income Class B.......       --             100.00
      Growth and Income Class C.......       --             100.00
      Growth and Income Class I.......       --             100.00
      Balanced Assets Class A.........       --              64.19
      Balanced Assets Class B.........       --              64.19
      Balanced Assets Class C.........       --              64.19
      Balanced Assets Class I.........       --              64.19
      International Equity Class A....       --                 --
      International Equity Class B....       --                 --
      International Equity Class C....       --                 --
      International Equity Class I....       --                 --
      Value Class A...................       --             100.00
      Value Class B...................       --             100.00
      Value Class C...................       --             100.00
      Value Class I...................       --             100.00
      Value Class Z...................       --             100.00
      Disciplined Growth Class A......       --                 --
      Disciplined Growth Class B......       --                 --
      Disciplined Growth Class C......       --                 --
      International Small-Cap Class A.       --               0.08
      International Small-Cap Class B.       --                 --
      International Small-Cap Class C.       --                 --

The International Equity Fund and International Small-Cap Fund intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2009 was $331,603 and $75,232, respectively. The gross foreign source income for the information reporting is $3,881,866 and $1,124,820, respectively.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited) (continued)


For the year ended September 30, 2009, certain dividends paid by the following funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                      Fund                       Income
                      ----                     ----------
                      Growth and Income....... $  687,504
                      Balanced Assets.........  2,046,111
                      Value...................  2,291,939
                      International Small-Cap.     11,219

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception", as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Blue Chip Growth Fund

For the annual period ended September 30, 2009, the SunAmerica Blue Chip Growth Fund's Class A shares returned -3.62% (before maximum sales charge), underperforming its primary benchmark, the Russell 1000 Growth Index*, which returned -1.85% during the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio manager sought to maintain a relatively defensive posture, and as the stock market improved, the Fund's Class A shares returned 27.28% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the benchmark returned 27.11%.

Looking back over the annual period, the market and the economy had been greatly affected by the cascading impact of falling home prices, the resulting seizure in the credit markets, and de-leveraging throughout the global financial system. These macro trends had a volatile impact on the U.S. stock market and markets around the globe. However, the expectation that the economy had bottomed prompted a sizeable equity rally throughout much of the second half of the fiscal period, led higher by lower-priced, more speculative stocks.

Among Russell 1000 Growth constituents, Information Technology (27.44% Index weight) was the only sector to post positive performance for the annual period, appreciating 9.95%. Energy (6.86% Index weight) was the worst performing sectoring, returning -19.03%. Three of the largest constituents, Healthcare (15.62% Index weight), Industrials (14.36% Index weight), and Consumer Discretionary (12.19% Index weight) returned -3.24%, -6.66%, and -2.49%, respectively.

The primary cause of the Fund's underperformance relative to its benchmark during the annual period was an overweight allocation to the Financials, Energy and Healthcare sectors. Stock selection in the latter two sectors further hindered results. Losses were offset, however, by security selection in the Consumer Discretionary, Information Technology, and Financials sectors. Underweight exposure to the Industrials sector also contributed to performance.

The following holdings contributed to performance: Apple Inc., Financial Select Sector SPDR Fund, Google Inc., Coach Inc., and Invesco Ltd. Individual portfolio holdings which detracted from performance included Bank of America Corp., Procter & Gamble Co., Genzyme Corp., PepsiCo Inc., and Medtronic Inc.
--------
Past performance is no guarantee of future results.

* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Blue Chip Growth Fund Class A shares would be valued at $7,343. The same amount invested in securities mirroring the performance of the Russell 1000 Growth Index and the S&P 500 would be valued at $7,720 and $9,846, respectively.

                                 [CHART]

                  Blue Chip                         Russell 1000
               Growth Class A/#/  S&P 500 Index     Growth Index
               ---------------    --------------   --------------
     9/30/1999     $ 9,425        $10,000.00        $10,000.00
    10/31/1999      10,120         10,632.55         10,755.35
    11/30/1999      10,734         10,849.10         11,335.56
    12/31/1999      12,294         11,487.68         12,514.63
     1/31/2000      11,839         10,910.54         11,927.74
     2/29/2000      12,596         10,704.00         12,510.90
     3/31/2000      13,169         11,751.18         13,406.24
     4/30/2000      12,185         11,397.58         12,768.31
     5/31/2000      11,459         11,163.71         12,125.47
     6/30/2000      12,307         11,438.89         13,044.37
     7/31/2000      12,102         11,260.21         12,500.49
     8/31/2000      13,519         11,959.59         13,632.44
     9/30/2000      12,692         11,328.24         12,342.82
    10/31/2000      11,717         11,280.32         11,758.88
    11/30/2000      10,335         10,390.98         10,025.53
    12/31/2000      10,516         10,441.79          9,708.23
     1/31/2001      10,654         10,812.27         10,378.95
     2/28/2001       9,459          9,826.41          8,616.93
     3/31/2001       8,794          9,203.90          7,679.25
     4/30/2001       9,484          9,919.14          8,650.48
     5/31/2001       9,459          9,985.60          8,523.07
     6/30/2001       9,162          9,742.55          8,325.74
     7/31/2001       8,942          9,646.68          8,117.61
     8/31/2001       8,283          9,042.80          7,453.88
     9/30/2001       7,333          8,312.59          6,709.66
    10/31/2001       7,573          8,471.11          7,061.69
    11/30/2001       8,355          9,120.93          7,740.07
    12/31/2001       8,329          9,200.83          7,725.53
     1/31/2002       8,002          9,066.59          7,589.04
     2/28/2002       7,736          8,891.79          7,274.10
     3/31/2002       8,048          9,226.21          7,525.70
     4/30/2002       7,537          8,666.82          6,911.49
     5/31/2002       7,358          8,602.95          6,744.28
     6/30/2002       6,771          7,990.07          6,120.41
     7/31/2002       6,270          7,367.25          5,783.94
     8/31/2002       6,249          7,415.65          5,801.22
     9/30/2002       5,698          6,609.72          5,199.47
    10/31/2002       6,091          7,191.50          5,676.42
    11/30/2002       6,398          7,614.80          5,984.74
    12/31/2002       5,892          7,167.43          5,571.33
     1/31/2003       5,769          6,980.03          5,436.15
     2/28/2003       5,744          6,875.15          5,411.19
     3/31/2003       5,795          6,941.71          5,511.90
     4/30/2003       6,214          7,513.23          5,919.42
     5/31/2003       6,495          7,908.70          6,214.90
     6/30/2003       6,546          8,009.74          6,300.47
     7/31/2003       6,714          8,151.02          6,457.26
     8/31/2003       6,863          8,309.67          6,617.85
     9/30/2003       6,704          8,221.69          6,547.00
    10/31/2003       7,205          8,686.54          6,914.73
    11/30/2003       7,241          8,762.88          6,987.12
    12/31/2003       7,425          9,222.13          7,228.77
     1/31/2004       7,522          9,391.37          7,376.38
     2/29/2004       7,578          9,521.86          7,423.25
     3/31/2004       7,435          9,378.18          7,285.55
     4/30/2004       7,312          9,231.22          7,200.84
     5/31/2004       7,399          9,357.87          7,335.07
     6/30/2004       7,522          9,539.79          7,426.72
     7/31/2004       7,118          9,224.02          7,006.87
     8/31/2004       7,072          9,261.29          6,972.28
     9/30/2004       7,200          9,361.59          7,038.58
    10/31/2004       7,297          9,504.61          7,148.36
    11/30/2004       7,532          9,889.05          7,394.25
    12/31/2004       7,782         10,225.57          7,684.17
     1/31/2005       7,532          9,976.38          7,427.92
     2/28/2005       7,563         10,186.28          7,506.97
     3/31/2005       7,430         10,005.98          7,370.20
     4/30/2005       7,225          9,816.17          7,229.84
     5/31/2005       7,583         10,128.22          7,579.64
     6/30/2005       7,517         10,142.74          7,551.70
     7/31/2005       7,869         10,519.77          7,920.79
     8/31/2005       7,757         10,423.73          7,818.77
     9/30/2005       7,772         10,508.11          7,854.78
    10/31/2005       7,670         10,332.94          7,778.44
    11/30/2005       7,987         10,723.73          8,114.04
    12/31/2005       7,910         10,727.38          8,088.60
     1/31/2006       8,064         11,011.42          8,230.60
     2/28/2006       7,987         11,041.20          8,217.52
     3/31/2006       8,079         11,178.66          8,338.86
     4/30/2006       8,043         11,328.79          8,327.52
     5/31/2006       7,777         11,002.74          8,045.25
     6/30/2006       7,701         11,017.66          8,013.51
     7/31/2006       7,604         11,085.62          7,860.88
     8/31/2006       7,823         11,349.38          8,106.14
     9/30/2006       8,018         11,641.85          8,328.88
    10/31/2006       8,242         12,021.21          8,621.67
    11/30/2006       8,345         12,249.81          8,792.76
    12/31/2006       8,375         12,421.65          8,822.54
     1/31/2007       8,590         12,609.50          9,049.33
     2/28/2007       8,406         12,362.87          8,879.23
     3/31/2007       8,472         12,501.15          8,927.39
     4/30/2007       8,891         13,054.89          9,347.69
     5/31/2007       9,203         13,510.44          9,683.98
     6/30/2007       9,101         13,285.99          9,539.42
     7/31/2007       8,932         12,874.06          9,391.53
     8/31/2007       9,101         13,067.04          9,541.18
     9/30/2007       9,576         13,555.73          9,940.86
    10/31/2007       9,842         13,771.40         10,279.19
    11/30/2007       9,586         13,195.62          9,900.54
    12/31/2007       9,505         13,104.04          9,864.74
     1/31/2008       8,728         12,318.06          9,095.52
     2/29/2008       8,523         11,917.85          8,914.87
     3/31/2008       8,467         11,866.36          8,860.59
     4/30/2008       8,922         12,444.26          9,325.77
     5/31/2008       9,172         12,605.41          9,667.59
     6/30/2008       8,554         11,542.77          8,971.32
     7/31/2008       8,447         11,445.70          8,800.75
     8/31/2008       8,575         11,611.20          8,895.51
     9/30/2008       7,619         10,576.53          7,865.37
    10/31/2008       6,316          8,800.20          6,480.60
    11/30/2008       5,744          8,168.79          5,965.20
    12/31/2008       5,769          8,255.70          6,073.01
     1/31/2009       5,570          7,559.86          5,780.87
     2/28/2009       5,207          6,754.89          5,345.98
     3/31/2009       5,667          7,346.58          5,822.83
     4/30/2009       6,142          8,049.72          6,381.85
     5/31/2009       6,367          8,499.95          6,698.21
     6/30/2009       6,454          8,516.78          6,773.15
     7/31/2009       6,919          9,160.98          7,254.22
     8/31/2009       7,072          9,491.70          7,404.66
     9/30/2009       7,343          9,845.93          7,719.62


                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
      Blue        Average            Average            Average            Average
      Chip        Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
  Growth Fund     Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -9.17%    -3.62%   -8.19%    -4.37%   -5.44%    -4.49%   -3.17%    -3.17%
---------------------------------------------------------------------------------------------
5 Year Return     -0.79%     1.99%   -0.75%    -1.73%   -0.48%    -2.37%    0.70%     3.53%
---------------------------------------------------------------------------------------------
10 Year Return    -3.04%   -22.09%   -3.09%   -26.92%   -3.27%   -28.29%      N/A       N/A
---------------------------------------------------------------------------------------------
Since Inception*   4.14%   102.76%    6.60%   380.03%   -2.81%   -26.19%   -1.32%    -9.94%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 10/08/93; Class B: 03/13/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica Blue Chip Growth Class A returned -9.17% compared to -1.85% for the Russell 1000 Growth Index and -6.91% for the S&P 500 Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth Opportunities Fund

For the annual period ended September 30, 2009, the SunAmerica Growth Opportunities Fund's Class A shares returned 14.66% (before maximum sales charge), outperforming its Russell 2000 Growth Index* benchmark, which returned -6.32% during the same period.

With the exception of the NASDAQ Composite, most of the major domestic equity indices registered declines for the fiscal year, as a severe global economic recession, a collapse in real estate prices, and deteriorating conditions in the overall banking industry sent global stock markets spiraling downward in the opening half of the annual period. However, renewed optimism and a belief that the economic conditions were improving prompted a broad-based rally during the final six months of the annual period.

For the year, the S&P 500, Russell 2000 Growth, and Russell 2000 Value** Indices returned -6.91%, -6.32%, and -12.61%, respectively. With the exception of the mid-cap category, growth generally outperformed value across the capitalization spectrum. In terms of industry groups, results were mixed. Among Russell 2000 Growth constituents, Information Technology, Telecommunication Services, Consumer Discretionary and Consumer Staples sectors all delivered positive returns during the period, while all other sectors had negative performance.

Despite the difficult market environment for Industrial companies overall, the Fund's stock selection in this sector was the primary driver of absolute and relative outperformance versus the benchmark. Other factors which positively impacted Fund performance included overweight exposure to the Consumer Staples sector, stock selection in the Information Technology, Consumer Discretionary, Materials and Consumer Staples sectors, as well as a 20% average cash position, which contributed to performance by mitigating the Fund's exposure to the equity market decline. Conversely, factors that hindered results included security selection in the Healthcare, Energy, and Financials sectors, and underweight allocations to the Information Technology and Consumer Discretionary sectors.

Top-contributing investments during the annual period included Comstock Resources Inc., Western Union Co., Inverness Medical Innovations Inc., Comtech Telecommunications Corp., and Las Vegas Sands Corp. Portfolio detractors included Almost Family Inc., Affiliated Managers Group Inc., Ticketmaster Entertainment Inc., Euronet Worldwide Inc., and Central European Distribution Corp.
--------
Past performance is no guarantee of future results.

* The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.

** The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Growth Opportunities Fund Class A shares would be valued at $7,583. The same amount invested in securities mirroring the performance of the Russell 2000 Growth Index would be valued at $11,154.

                                    [CHART]
             Growth Opportunities       Russell 2000 Growth
                   Class A /#/                   Index
             --------------------       -------------------
 9/30/1999         $ 9,425                 $10,000.00
10/31/1999          10,363                  10,256.15
11/30/1999          11,553                  11,340.60
12/31/1999          14,626                  13,339.43
 1/31/2000          14,594                  13,215.26
 2/29/2000          19,748                  16,289.98
 3/31/2000          18,268                  14,577.67
 4/30/2000          16,526                  13,105.81
 5/31/2000          15,098                  11,958.22
 6/30/2000          17,946                  13,502.99
 7/31/2000          16,615                  12,345.78
 8/31/2000          19,505                  13,644.39
 9/30/2000          19,043                  12,966.55
10/31/2000          17,498                  11,913.99
11/30/2000          13,193                   9,750.84
12/31/2000          14,253                  10,347.46
 1/31/2001          14,268                  11,184.99
 2/28/2001          11,699                   9,651.81
 3/31/2001          10,497                   8,774.28
 4/30/2001          11,513                   9,848.48
 5/31/2001          11,256                  10,076.61
 6/30/2001          10,724                  10,351.38
 7/31/2001           9,801                   9,468.29
 8/31/2001           8,939                   8,877.01
 9/30/2001           7,954                   7,444.66
10/31/2001           8,465                   8,160.87
11/30/2001           9,301                   8,842.08
12/31/2001           9,538                   9,392.59
 1/31/2002           9,362                   9,058.43
 2/28/2002           8,357                   8,472.14
 3/31/2002           9,244                   9,208.53
 4/30/2002           8,326                   9,009.29
 5/31/2002           7,727                   8,482.52
 6/30/2002           6,742                   7,763.22
 7/31/2002           5,731                   6,570.08
 8/31/2002           5,468                   6,567.02
 9/30/2002           5,148                   6,092.67
10/31/2002           5,628                   6,400.84
11/30/2002           6,128                   7,035.40
12/31/2002           5,525                   6,550.21
 1/31/2003           5,473                   6,372.27
 2/28/2003           5,514                   6,202.33
 3/31/2003           5,659                   6,296.23
 4/30/2003           6,035                   6,892.11
 5/31/2003           6,680                   7,668.78
 6/30/2003           6,680                   7,816.58
 7/31/2003           6,804                   8,407.48
 8/31/2003           7,232                   8,859.07
 9/30/2003           7,088                   8,634.81
10/31/2003           7,459                   9,380.76
11/30/2003           7,634                   9,686.60
12/31/2003           7,717                   9,729.91
 1/31/2004           7,949                  10,241.05
 2/29/2004           8,021                  10,225.21
 3/31/2004           8,001                  10,273.00
 4/30/2004           7,531                   9,757.32
 5/31/2004           7,588                   9,951.41
 6/30/2004           7,799                  10,282.53
 7/31/2004           7,072                   9,359.57
 8/31/2004           6,809                   9,158.08
 9/30/2004           7,046                   9,664.47
10/31/2004           7,175                   9,899.30
11/30/2004           7,681                  10,736.05
12/31/2004           7,913                  11,121.91
 1/31/2005           7,758                  10,620.87
 2/28/2005           7,954                  10,766.64
 3/31/2005           7,738                  10,362.80
 4/30/2005           7,346                   9,703.27
 5/31/2005           7,670                  10,387.41
 6/30/2005           7,841                  10,723.27
 7/31/2005           8,181                  11,472.81
 8/31/2005           8,279                  11,311.15
 9/30/2005           8,393                  11,400.78
10/31/2005           8,109                  10,979.46
11/30/2005           8,387                  11,601.06
12/31/2005           8,393                  11,583.79
 1/31/2006           8,841                  12,701.16
 2/28/2006           8,785                  12,633.47
 3/31/2006           9,141                  13,247.49
 4/30/2006           9,208                  13,209.24
 5/31/2006           8,821                  12,279.64
 6/30/2006           8,553                  12,287.05
 7/31/2006           8,248                  11,648.77
 8/31/2006           8,573                  11,989.97
 9/30/2006           8,790                  12,071.12
10/31/2006           9,223                  12,853.30
11/30/2006           9,631                  13,161.02
12/31/2006           9,687                  13,129.70
 1/31/2007           9,914                  13,373.98
 2/28/2007          10,079                  13,331.68
 3/31/2007          10,131                  13,454.80
 4/30/2007          10,332                  13,807.56
 5/31/2007          10,894                  14,436.31
 6/30/2007          10,760                  14,354.62
 7/31/2007           9,925                  13,609.31
 8/31/2007           9,889                  13,951.60
 9/30/2007           9,961                  14,356.91
10/31/2007          10,048                  15,003.27
11/30/2007           9,203                  13,967.14
12/31/2007           9,037                  14,054.86
 1/31/2008           8,238                  12,765.51
 2/29/2008           7,970                  12,323.70
 3/31/2008           7,686                  12,251.95
 4/30/2008           7,872                  12,881.49
 5/31/2008           8,331                  13,611.19
 6/30/2008           7,433                  12,799.76
 7/31/2008           7,263                  13,097.40
 8/31/2008           7,459                  13,422.77
 9/30/2008           6,613                  11,905.67
10/31/2008           5,715                   9,321.72
11/30/2008           5,148                   8,193.70
12/31/2008           5,463                   8,638.13
 1/31/2009           5,308                   7,980.95
 2/28/2009           4,741                   7,154.58
 3/31/2009           5,236                   7,796.74
 4/30/2009           5,860                   8,970.19
 5/31/2009           6,138                   9,317.52
 6/30/2009           6,530                   9,619.40
 7/31/2009           6,917                  10,365.32
 8/31/2009           7,160                  10,466.51
 9/30/2009           7,583                  11,153.77

                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
     Growth       Average            Average            Average            Average
 Opportunities    Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      8.09%    14.66%    9.93%    13.93%   12.79%    13.79%   15.50%    15.50%
---------------------------------------------------------------------------------------------
5 Year Return      0.29%     7.61%    0.38%     3.91%    0.72%     3.67%    1.92%     9.96%
---------------------------------------------------------------------------------------------
10 Year Return    -2.73%   -19.55%   -2.70%   -23.92%   -2.87%   -25.28%      N/A       N/A
---------------------------------------------------------------------------------------------
Since Inception*   6.65%   356.41%    3.65%    77.40%   -1.81%   -17.68%   -2.25%   -16.36%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 10/04/93; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica Growth Opportunities Class A returned 8.09% compared to -6.32% for the Russell 2000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica New Century Fund

For the annual period ended September 30, 2009, the SunAmerica New Century Fund's Class A shares returned -5.58%, (before maximum sales charge), underperforming its benchmark the Russell Midcap Growth Index*, which returned -0.40% for the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio manager sought to maintain a relatively defensive posture and as the stock market improved, the Fund's Class A shares returned 25.05% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the benchmark returned 37.12%.

Despite a harrowing start to the annual period, as tighter credit and deteriorating economic trends produced the worst market conditions in generations, U.S. equities finished the period on a positive note. Renewed optimism and a belief that the business conditions were improving prompted a broad-based rally during the final six months of the period. For the year, the S&P 500, Russell Midcap Growth, and Russell Midcap Value** Indices returned -6.91%, -0.40%, and -7.12%, respectively. In terms of Lipper categories, Mid-Cap Value was the top-performing asset class, while the Large-Cap Value segment was the worst performer. In terms of industry groups, Information Technology (16.17% Index weight) and Consumer Discretionary (17.14% Index weight) were the only Russell Midcap Growth sectors to post positive returns, appreciating 15.26% and 2.77%, respectively. Telecommunication Services (2.36% Index weight) and Financials (6.22% Index weight) were the worst performing groups, returning -14.17% and -13.12%, respectively. All other Russell Midcap Growth sectors also had negative returns for the fiscal year.

The Fund focuses its investment selection on companies that demonstrate the potential for capital appreciation, without regard to market capitalization. During the annual period, factors driving the Fund's underperformance relative to its benchmark included underweight exposure to the Consumer Discretionary and Financials sectors, and stock selection in the Consumer Discretionary, Healthcare, Industrials, and Information Technology sectors.

Alternatively, security selection in the Energy, Financials, Telecommunication Services, and Utilities sectors contributed to the Fund's performance during the annual period, as did a 10% average cash position. The cash position contributed to performance by mitigating the Fund's exposure to the equity market decline.

Top stock contributors to the Fund's performance during the annual period were Saks Inc., Gap Inc., Marvell Technology Group Ltd., Transocean Ltd., and True Religion Apparel Inc. Investments in McMoRan Exploration Co., Pactiv Corp., Bank of America Corp., Harris Corp., and Beckman Coulter Inc. detracted from the Fund's performance during the period.
--------
Past performance is no guarantee of future results.

* The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indices are not managed and an investor cannot invest directly into an index.

** The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not managed and an investor cannot invest into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in New Century Fund Class A shares would be valued at $6,496. The same amount invested in securities mirroring the performance of the Russell Midcap Growth Index would be valued at $12,407.

                                    [CHART]

                    New Century          Russell Midcap
                    Class A/#/            Growth Index
                    -----------      ----------------------
 9/30/1999           $ 9,425              $10,000.00
10/31/1999             9,966               10,773.22
11/30/1999            11,663               11,888.97
12/31/1999            15,102               13,947.50
 1/31/2000            14,584               13,944.76
 2/29/2000            18,624               16,876.29
 3/31/2000            16,238               16,893.70
 4/30/2000            14,591               15,253.79
 5/31/2000            13,503               14,141.87
 6/30/2000            16,238               15,642.38
 7/31/2000            14,627               14,651.91
 8/31/2000            16,820               16,861.63
 9/30/2000            16,281               16,037.28
10/31/2000            14,362               14,939.62
11/30/2000            11,865               11,693.10
12/31/2000            12,296               12,308.82
 1/31/2001            11,968               13,011.99
 2/28/2001            10,350               10,761.29
 3/31/2001             9,521                9,221.19
 4/30/2001            10,411               10,758.26
 5/31/2001            10,383               10,707.70
 6/30/2001            10,166               10,713.32
 7/31/2001             9,476                9,990.82
 8/31/2001             8,692                9,266.66
 9/30/2001             7,346                7,735.15
10/31/2001             7,680                8,548.24
11/30/2001             8,203                9,468.55
12/31/2001             8,370                9,828.47
 1/31/2002             8,164                9,509.33
 2/28/2002             7,758                8,970.24
 3/31/2002             8,208                9,654.87
 4/30/2002             7,986                9,143.72
 5/31/2002             7,764                8,870.88
 6/30/2002             7,246                7,891.91
 7/31/2002             6,518                7,125.16
 8/31/2002             6,529                7,100.36
 9/30/2002             6,240                6,536.25
10/31/2002             6,362                7,042.53
11/30/2002             6,601                7,593.75
12/31/2002             6,312                7,134.96
 1/31/2003             6,195                7,064.90
 2/28/2003             6,084                7,003.47
 3/31/2003             6,134                7,133.89
 4/30/2003             6,546                7,619.61
 5/31/2003             7,035                8,352.78
 6/30/2003             7,146                8,471.89
 7/31/2003             7,374                8,774.64
 8/31/2003             7,758                9,257.87
 9/30/2003             7,474                9,078.36
10/31/2003             8,042                9,810.01
11/30/2003             8,058               10,072.51
12/31/2003             8,069               10,182.44
 1/31/2004             8,186               10,518.66
 2/29/2004             8,208               10,695.11
 3/31/2004             8,220               10,674.68
 4/30/2004             7,936               10,373.33
 5/31/2004             8,142               10,618.11
 6/30/2004             8,448               10,787.09
 7/31/2004             7,969               10,072.70
 8/31/2004             7,786                9,948.52
 9/30/2004             8,214               10,319.95
10/31/2004             8,487               10,669.99
11/30/2004             9,037               11,221.01
12/31/2004             9,321               11,758.60
 1/31/2005             9,226               11,443.85
 2/28/2005             9,504               11,733.62
 3/31/2005             9,310               11,562.20
 4/30/2005             8,881               11,104.68
 5/31/2005             9,482               11,740.68
 6/30/2005             9,643               11,958.98
 7/31/2005            10,155               12,656.79
 8/31/2005            10,021               12,579.47
 9/30/2005            10,010               12,742.35
10/31/2005             9,688               12,367.34
11/30/2005            10,083               13,038.27
12/31/2005            10,038               13,181.28
 1/31/2006            10,528               13,970.64
 2/28/2006            10,522               13,798.70
 3/31/2006            10,817               14,184.27
 4/30/2006            10,906               14,244.38
 5/31/2006            10,405               13,573.91
 6/30/2006            10,149               13,518.50
 7/31/2006             9,782               13,033.98
 8/31/2006            10,094               13,334.28
 9/30/2006            10,344               13,638.55
10/31/2006            10,772               14,161.99
11/30/2006            11,139               14,717.77
12/31/2006            11,323               14,585.89
 1/31/2007            11,712               15,116.70
 2/28/2007            11,823               15,084.11
 3/31/2007            11,885               15,163.26
 4/30/2007            12,335               15,829.12
 5/31/2007            12,997               16,471.05
 6/30/2007            12,774               16,185.51
 7/31/2007            11,873               15,823.17
 8/31/2007            12,035               15,908.84
 9/30/2007            12,285               16,533.06
10/31/2007            12,396               16,954.75
11/30/2007            11,384               16,208.12
12/31/2007            11,150               16,252.57
 1/31/2008            10,350               14,961.13
 2/29/2008            10,033               14,733.16
 3/31/2008             9,627               14,472.98
 4/30/2008            10,027               15,523.06
 5/31/2008            10,600               16,340.84
 6/30/2008             9,604               15,145.62
 7/31/2008             8,692               14,570.41
 8/31/2008             8,442               14,703.81
 9/30/2008             6,879               12,457.58
10/31/2008             5,767                9,723.62
11/30/2008             5,367                8,727.67
12/31/2008             5,194                9,048.67
 1/31/2009             4,950                8,641.33
 2/28/2009             4,532                7,983.74
 3/31/2009             4,849                8,744.34
 4/30/2009             5,372                9,986.96
 5/31/2009             5,689               10,503.14
 6/30/2009             5,639               10,551.86
 7/31/2009             5,951               11,384.32
 8/31/2009             6,095               11,732.76
 9/30/2009             6,496               12,407.37

                       Class A            Class B           Class C++
                  ------------------ ------------------ ------------------
      New         Average            Average            Average
    Century       Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -10.98%   -5.58%   -10.03%   -6.29%   -6.89%    -5.95%
--------------------------------------------------------------------------
5 Year Return      -5.71%  -20.92%    -5.70%  -23.91%   -5.10%   -23.04%
--------------------------------------------------------------------------
10 Year Return     -4.22%  -31.08%    -4.19%  -34.83%   -4.21%   -34.94%
--------------------------------------------------------------------------
Since Inception*    5.88%  287.26%     2.60%   50.89%   -1.29%   -14.06%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 09/24/93; Class C: 02/02/98.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica New Century Class A returned -10.98% compared to -0.40% for the Russell Midcap Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth and Income Fund

For the annual period ended September 30, 2009, the SunAmerica Growth and Income Fund's Class A shares returned -11.83% (before maximum sales charge), underperforming its S&P 500 Index* benchmark, which returned -6.91% during the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio manager sought to maintain a relatively defensive posture and as the stock market improved, the Fund's Class A shares returned 15.48% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the benchmark returned 19.26%.

It was another challenging annual period for the equity markets, as tighter credit conditions, weakening economic trends, and deteriorating corporate profits weighed heavily on investor sentiment in the first half of the annual period. However, investor optimism improved beginning in the middle of the period following the announcement of fiscal policy initiatives, improved corporate earnings outlook, and the stabilization in the credit markets. Despite the significant second half rally, the S&P 500 finished the year down 6.91%. In terms of industry groups, Information Technology (16.08% Index weight) and Telecommunication Services (3.58% Index weight) were the top-performing groups in the S&P 500 Index, gaining 9.80% and 0.11%, respectively. Conversely, Financials (13.00% Index weight) and Energy (12.50% Index weight) were the principal laggards, returning -23.10% and -14.32%, respectively. All remaining S&P 500 sectors also posted negative returns during the annual period.

With respect to the Fund's sector weightings versus the portfolio's benchmark, the combination of stock selection and an underweight allocation to the Industrials group contributed to the Fund's performance during the annual period. Security selection in the Utilities and Healthcare sectors also aided performance. Factors that hindered the Fund's performance included security selection in the Materials, Energy, Consumer Staples, and Consumer Discretionary sectors, underweight exposure to the Materials and Financials sectors, and an Energy sector overweight.

Top-contributing investments for the year included eBay Inc., Goodrich Corp., International Business Machines Corp., Gap Inc., and Union Pacific Corp. On the other hand, Citigroup Inc., Freeport-McMoRan Copper & Gold Inc., NBTY Inc., Schlumberger Ltd., and General Electric Co. headed the list of portfolio detractors.
--------
Past performance is no guarantee of future results.

* The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Growth and Income Fund Class A shares would be valued at $7,215. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $9,846.

                                    [CHART]

               Growth and Income
                   Class A/#/    S&P 500 Index
               -----------------  --------------
 9/30/1999         $ 9425        $10000.00
10/31/1999          10046         10632.55
11/30/1999          10459         10849.10
12/31/1999          11658         11487.68
 1/31/2000          11237         10910.54
 2/29/2000          11646         10704.00
 3/31/2000          12313         11751.18
 4/30/2000          11447         11397.58
 5/31/2000          10900         11163.71
 6/30/2000          11592         11438.89
 7/31/2000          11393         11260.21
 8/31/2000          12698         11959.59
 9/30/2000          12031         11328.24
10/31/2000          11339         11280.32
11/30/2000          10100         10390.98
12/31/2000          10392         10441.79
 1/31/2001          10451         10812.27
 2/28/2001           9481          9826.41
 3/31/2001           8851          9203.90
 4/30/2001           9494          9919.14
 5/31/2001           9448          9985.60
 6/30/2001           9061          9742.55
 7/31/2001           8864          9646.68
 8/31/2001           8209          9042.80
 9/30/2001           7284          8312.59
10/31/2001           7396          8471.11
11/30/2001           8097          9120.93
12/31/2001           8150          9200.83
 1/31/2002           7763          9066.59
 2/28/2002           7645          8891.79
 3/31/2002           7986          9226.21
 4/30/2002           7586          8666.82
 5/31/2002           7494          8602.95
 6/30/2002           6976          7990.07
 7/31/2002           6386          7367.25
 8/31/2002           6478          7415.65
 9/30/2002           5816          6609.72
10/31/2002           6202          7191.50
11/30/2002           6511          7614.80
12/31/2002           6071          7167.43
 1/31/2003           5875          6980.03
 2/28/2003           5816          6875.15
 3/31/2003           5848          6941.71
 4/30/2003           6229          7513.23
 5/31/2003           6497          7908.70
 6/30/2003           6537          8009.74
 7/31/2003           6688          8151.02
 8/31/2003           6806          8309.67
 9/30/2003           6681          8221.69
10/31/2003           7147          8686.54
11/30/2003           7212          8762.88
12/31/2003           7448          9222.13
 1/31/2004           7520          9391.37
 2/29/2004           7632          9521.86
 3/31/2004           7494          9378.18
 4/30/2004           7343          9231.22
 5/31/2004           7389          9357.87
 6/30/2004           7507          9539.79
 7/31/2004           7330          9224.02
 8/31/2004           7337          9261.29
 9/30/2004           7461          9361.59
10/31/2004           7599          9504.61
11/30/2004           7907          9889.05
12/31/2004           8183         10225.57
 1/31/2005           8025          9976.38
 2/28/2005           8176         10186.28
 3/31/2005           8051         10005.98
 4/30/2005           7893          9816.17
 5/31/2005           8111         10128.22
 6/30/2005           8058         10142.74
 7/31/2005           8242         10519.77
 8/31/2005           8176         10423.73
 9/30/2005           8199         10508.11
10/31/2005           8041         10332.94
11/30/2005           8272         10723.73
12/31/2005           8238         10727.38
 1/31/2006           8371         11011.42
 2/28/2006           8450         11041.20
 3/31/2006           8530         11178.66
 4/30/2006           8695         11328.79
 5/31/2006           8483         11002.74
 6/30/2006           8457         11017.66
 7/31/2006           8503         11085.62
 8/31/2006           8689         11349.38
 9/30/2006           8894         11641.85
10/31/2006           9179         12021.21
11/30/2006           9305         12249.81
12/31/2006           9450         12421.65
 1/31/2007           9589         12609.50
 2/28/2007           9351         12362.87
 3/31/2007           9457         12501.15
 4/30/2007           9894         13054.89
 5/31/2007          10238         13510.44
 6/30/2007          10119         13285.99
 7/31/2007           9907         12874.06
 8/31/2007          10192         13067.04
 9/30/2007          10523         13555.73
10/31/2007          10550         13771.40
11/30/2007          10133         13195.62
12/31/2007          10051         13104.04
 1/31/2008           9586         12318.06
 2/29/2008           9254         11917.85
 3/31/2008           9274         11866.36
 4/30/2008           9593         12444.26
 5/31/2008           9799         12605.41
 6/30/2008           8934         11542.77
 7/31/2008           8841         11445.70
 8/31/2008           9014         11611.20
 9/30/2008           8183         10576.53
10/31/2008           6721          8800.20
11/30/2008           6142          8168.79
12/31/2008           6248          8255.70
 1/31/2009           5761          7559.86
 2/28/2009           5092          6754.89
 3/31/2009           5558          7346.58
 4/30/2009           5998          8049.72
 5/31/2009           6404          8499.95
 6/30/2009           6410          8516.78
 7/31/2009           6823          9160.98
 8/31/2009           7046          9491.70
 9/30/2009           7215          9845.93

                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
    Growth        Average            Average            Average            Average
   and Income     Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund         Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -16.89%  -11.83%   -16.01%  -12.52%   -13.27%  -12.40%   -11.51%  -11.51%
---------------------------------------------------------------------------------------------
5 Year Return      -1.83%   -3.30%    -1.75%   -6.58%    -1.31%   -6.36%    -0.44%   -2.17%
---------------------------------------------------------------------------------------------
10 Year Return     -3.21%  -23.45%    -3.15%  -27.40%    -3.27%  -28.30%       N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*    5.22%  130.44%     5.30%  119.64%    -0.70%   -7.85%    -1.21%   -9.10%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 07/01/94; Class B: 07/06/94; Class C: 02/02/98;
   Class I: 11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica Growth and Income Class A returned -16.89% compared to -6.91% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Balanced Assets Fund

For the annual period ended September 30, 2009, the SunAmerica Balanced Assets Fund's Class A shares returned -1.77% before maximum sales charge. At the end of the annual period, the Fund held 61% of its total portfolio in equities and 39% in fixed-income securities. The Fund's equity benchmark, the S&P 500 Index*, returned -6.91% during this same period, whereas its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index**, returned 10.56% for the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio managers sought to maintain a relatively defensive posture and as the stock market improved, the Fund's Class A shares returned 15.76% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the Fund's equity and fixed income benchmarks returned 19.26% and 5.72%, respectively.

Overall, it was a challenging year for U.S. equities, as economic conditions and credit markets deteriorated in the first half of the annual period, culminating in the S&P 500 setting a multi-year low in mid-March. The third fiscal quarter brought a belief that the economy had bottomed and was on its way to a sustainable rally. Additionally, several government initiatives to reform regulation of the financial markets also buoyed market sentiment. The recovery in equity markets that began in the spring accelerated during the final three months of the fiscal year as the Dow Jones Industrial Average
(DJIA) rose 15% during this period.

While equity markets ended the annual period on a strong note, it was not enough to erase the losses generated during the first six months of the period, as nearly every major domestic stock index finished the annual period with negative returns. In terms of Lipper categories, Mid-Cap Value was the top-performer, returning -2.32%, while Large-Cap Value was the principal laggard, returning -7.88%.

The primary cause of the Fund's equity holdings' underperformance relative to its benchmark was underweight exposure and stock selection in the Materials, Energy, and Financials sectors. Conversely, the Fund's equity holdings were aided by positive security selection in the Utilities, Industrials, Consumer Discretionary, and Consumer Staples sectors. An Industrials underweight and a 4% average cash position also mitigated losses.

Apple Inc., Financial Select Sector SPDR Fund, Coach Inc., Google Inc., and eBay Inc. led the list of top equity contributors. The positions which detracted most significantly from the Fund's performance included several financial institutions such as Citigroup Inc., Bank of America Corp., U.S. Bancorp, and State Street Corp. ConocoPhillips, an integrated oil producer, was another principal detractor.

The performance of the Fund's fixed income holdings was affected by the volatile market conditions witnessed over the last 12 months. Both the income generated by the portfolio's fixed income holdings and sector selection were positive contributors. Specifically, the Fund's overweight in the Banking sector was a positive contributor. Also of benefit were positions in Federal Home Loan Mortgage Corporation MBS securities and Finance sector. The portfolio's underweight in U.S. Agency debt and positions in Telecom were negative contributors.

Security selection overall proved to be a negative contributor during the period. Negative contributors to security selection metrics included names such as Providian, Smurfit Stone and Atlas Air. Positive contributors to performance during the period included exposures in Republic of Argentina, Westpac Bank and Goldman Sachs.
--------
Past performance is no guarantee of future results.

* The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

** The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Balanced Assets Fund Class A shares would be valued at $8,363. The same amount invested in securities mirroring the performance of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index would be valued at $9,846 and $18,413, respectively.

                                    [CHART]

                                     Barclays Capital
                 Balanced Assets      U.S. Aggregate
                    Class A/#/          Bond Index       S&P 500 Index
                    --------           ----------       -------------
     9/30/1999        $9,424           $10,000.00       $10,000.00
    10/31/1999         9,855            10,037.00        10,632.55
    11/30/1999        10,066            10,036.00        10,849.10
    12/31/1999        10,853             9,987.82        11,487.68
     1/31/2000        10,538             9,954.86        10,910.54
     2/29/2000        10,765            10,075.32        10,704.00
     3/31/2000        11,324            10,208.31        11,751.18
     4/30/2000        10,703            10,178.71        11,397.58
     5/31/2000        10,330            10,173.62        11,163.71
     6/30/2000        10,826            10,385.23        11,438.89
     7/31/2000        10,780            10,479.74        11,260.21
     8/31/2000        11,548            10,631.69        11,959.59
     9/30/2000        10,903            10,698.67        11,328.24
    10/31/2000        10,362            10,769.28        11,280.32
    11/30/2000         9,618            10,945.90        10,390.98
    12/31/2000         9,805            11,149.49        10,441.79
     1/31/2001         9,922            11,331.23        10,812.27
     2/28/2001         9,215            11,429.81         9,826.41
     3/31/2001         8,770            11,486.96         9,203.90
     4/30/2001         9,127            11,438.71         9,919.14
     5/31/2001         9,104            11,507.35         9,985.60
     6/30/2001         8,926            11,551.07         9,742.55
     7/31/2001         8,826            11,809.82         9,646.68
     8/31/2001         8,385            11,945.63         9,042.80
     9/30/2001         7,812            12,084.20         8,312.59
    10/31/2001         8,066            12,336.76         8,471.11
    11/30/2001         8,473            12,166.51         9,120.93
    12/31/2001         8,404            12,089.17         9,200.83
     1/31/2002         8,220            12,187.04         9,066.59
     2/28/2002         8,102            12,305.14         8,891.79
     3/31/2002         8,189            12,100.48         9,226.21
     4/30/2002         7,969            12,335.14         8,666.82
     5/31/2002         7,868            12,439.93         8,602.95
     6/30/2002         7,580            12,547.55         7,990.07
     7/31/2002         7,312            12,698.90         7,367.25
     8/31/2002         7,395            12,913.28         7,415.65
     9/30/2002         7,058            13,122.46         6,609.72
    10/31/2002         7,160            13,062.64         7,191.50
    11/30/2002         7,310            13,059.19         7,614.80
    12/31/2002         7,058            13,328.91         7,167.43
     1/31/2003         6,914            13,340.31         6,980.03
     2/28/2003         6,908            13,524.98         6,875.15
     3/31/2003         6,915            13,514.52         6,941.71
     4/30/2003         7,229            13,626.07         7,513.23
     5/31/2003         7,458            13,880.13         7,908.70
     6/30/2003         7,470            13,852.56         8,009.74
     7/31/2003         7,440            13,386.84         8,151.02
     8/31/2003         7,536            13,475.69         8,309.67
     9/30/2003         7,527            13,832.38         8,221.69
    10/31/2003         7,836            13,703.46         8,686.54
    11/30/2003         7,872            13,736.22         8,762.88
    12/31/2003         8,058            13,876.00         9,222.13
     1/31/2004         8,131            13,987.66         9,391.37
     2/29/2004         8,221            14,139.01         9,521.86
     3/31/2004         8,139            14,245.00         9,378.18
     4/30/2004         7,969            13,874.31         9,231.22
     5/31/2004         7,993            13,818.78         9,357.87
     6/30/2004         8,119            13,896.87         9,539.79
     7/31/2004         7,936            14,034.62         9,224.02
     8/31/2004         7,979            14,302.36         9,261.29
     9/30/2004         8,074            14,341.14         9,361.59
    10/31/2004         8,160            14,461.39         9,504.61
    11/30/2004         8,313            14,346.04         9,889.05
    12/31/2004         8,529            14,478.07        10,225.57
     1/31/2005         8,418            14,568.92         9,976.38
     2/28/2005         8,486            14,482.99        10,186.28
     3/31/2005         8,331            14,408.54        10,005.98
     4/30/2005         8,244            14,603.53         9,816.17
     5/31/2005         8,405            14,761.52        10,128.22
     6/30/2005         8,399            14,842.02        10,142.74
     7/31/2005         8,566            14,707.01        10,519.77
     8/31/2005         8,541            14,895.54        10,423.73
     9/30/2005         8,546            14,741.98        10,508.11
    10/31/2005         8,421            14,625.36        10,332.94
    11/30/2005         8,620            14,690.08        10,723.73
    12/31/2005         8,615            14,829.66        10,727.38
     1/31/2006         8,734            14,830.57        11,011.42
     2/28/2006         8,747            14,879.75        11,041.20
     3/31/2006         8,774            14,733.76        11,178.66
     4/30/2006         8,812            14,707.09        11,328.79
     5/31/2006         8,648            14,691.34        11,002.74
     6/30/2006         8,636            14,722.52        11,017.66
     7/31/2006         8,711            14,921.55        11,085.62
     8/31/2006         8,882            15,150.02        11,349.38
     9/30/2006         9,050            15,283.09        11,641.85
    10/31/2006         9,247            15,384.21        12,021.21
    11/30/2006         9,361            15,562.71        12,249.81
    12/31/2006         9,432            15,472.35        12,421.65
     1/31/2007         9,540            15,465.97        12,609.50
     2/28/2007         9,445            15,704.47        12,362.87
     3/31/2007         9,509            15,704.98        12,501.15
     4/30/2007         9,803            15,789.67        13,054.89
     5/31/2007        10,014            15,669.94        13,510.44
     6/30/2007         9,897            15,623.62        13,285.99
     7/31/2007         9,724            15,753.95        12,874.06
     8/31/2007         9,865            15,947.05        13,067.04
     9/30/2007        10,188            16,067.99        13,555.73
    10/31/2007        10,298            16,212.34        13,771.40
    11/30/2007        10,027            16,503.87        13,195.62
    12/31/2007         9,980            16,550.25        13,104.04
     1/31/2008         9,559            16,828.33        12,318.06
     2/29/2008         9,346            16,851.62        11,917.85
     3/31/2008         9,257            16,909.10        11,866.36
     4/30/2008         9,524            16,873.79        12,444.26
     5/31/2008         9,641            16,750.04        12,605.41
     6/30/2008         9,105            16,736.61        11,542.77
     7/31/2008         9,026            16,722.93        11,445.70
     8/31/2008         9,164            16,881.58        11,611.20
     9/30/2008         8,514            16,654.86        10,576.53
    10/31/2008         7,471            16,261.74         8,800.20
    11/30/2008         7,110            16,791.05         8,168.79
    12/31/2008         7,225            17,417.55         8,255.70
     1/31/2009         6,906            17,263.83         7,559.86
     2/28/2009         6,508            17,198.64         6,754.89
     3/31/2009         6,824            17,437.73         7,346.58
     4/30/2009         7,184            17,521.19         8,049.72
     5/31/2009         7,498            17,648.24         8,499.95
     6/30/2009         7,590            17,748.55         8,516.78
     7/31/2009         7,966            18,034.89         9,160.98
     8/31/2009         8,153            18,221.62         9,491.70
     9/30/2009         8,363            18,413.07         9,845.93


                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
    Balanced      Average            Average            Average            Average
    Assets        Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund         Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -7.41%    -1.77%   -6.33%    -2.50%   -3.42%    -2.46%   -1.40%    -1.40%
---------------------------------------------------------------------------------------------
5 Year Return     -0.47%     3.58%   -0.35%     0.16%    0.04%     0.20%    1.00%     5.08%
---------------------------------------------------------------------------------------------
10 Year Return    -1.77%   -11.25%   -1.76%   -16.24%   -1.83%   -16.90%      N/A       N/A
---------------------------------------------------------------------------------------------
Since Inception*   4.01%    99.24%    7.10%   443.63%   -1.63%   -16.11%    0.15%     1.15%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 09/24/93; Class B: 01/29/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica Balanced Assets Class A returned -7.41% compared to -6.91% for the S&P 500 Index and 10.56% for the Barclays Capital U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica International Equity Fund

For the annual period ended September 30, 2009, the SunAmerica International Equity Fund's Class A shares returned -4.28% (before maximum sales charge), underperforming its MSCI All Country World ex-U.S. Index (Gross)* benchmark, which returned 6.43% during the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio managers sought to maintain a relatively defensive posture and as the stock market improved, the Fund's Class A shares returned 29.68% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the benchmark returned 36.95%.

The events of the last 12 months were truly unparalleled for global equity markets. The collapse of various financial institutions, unemployment levels reaching all-time highs and negative growth for most developed economies sent stock markets tumbling to percentage losses not seen since the Great Depression. Global equity markets bottomed in early March and staged a significant rally to date on the back of major government stimulus packages and signs of a stabilizing economy.

Over the last 12 months equity markets have experienced unprecedented volatility. Large percentage swings were common, particularly in lower-quality speculative names found in the index. These more speculative names did not have the fundamental support we require to enter the Fund.

The movements of individual stocks were the main drivers of performance. Our intent is to find the best stocks in our investment universe that have the potential to generate positive alpha. During the annual period, stock selection in Japan, Canada, Switzerland and France detracted. Stocks that hurt our performance most over the annual period include Lonza Group, Alapis, AXA, Royal Bank of Scotland and Orix Corporation. The investment thesis behind these stocks that led to our initial investment did not materialize or lead to the positive performance that was anticipated.

Contributors to Fund's positive performance over the annual period included an underweight and stock selection in Germany, stock selection in Taiwan and overweighting Israel.
--------
Past performance is no guarantee of future results.

Investing internationally involves special risks, such as currency fluctuations, and economic and political instability. Diversification does not insure against market loss.

* The Morgan Stanley Capital International (MSCI) All Country World ex-U.S. Index (Gross) is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 47 global developed and emerging markets, excluding the U.S. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in International Equity Fund Class A shares would be valued at $9,723. The same amount invested in securities mirroring the performance of the MSCI All Country World ex-U.S. Index (Gross) would be valued at $15,439.

                                    [CHART]


                                                  MSCI All Country
                       International            World ex-U.S. Daily
                     Equity Class A/#/        Total Return Index (Gross)
                     ------------------       --------------------------
    9/30/1999             $ 9,423                  $10,000.00
   10/31/1999               9,801                   10,363.63
   11/30/1999              10,557                   10,772.83
   12/31/1999              12,089                   11,794.01
    1/31/2000              11,388                   11,144.49
    2/29/2000              12,254                   11,441.98
    3/31/2000              12,076                   11,884.81
    4/30/2000              11,230                   11,227.15
    5/31/2000              10,907                   10,954.10
    6/30/2000              11,354                   11,422.78
    7/31/2000              11,024                   10,966.88
    8/31/2000              11,265                   11,104.19
    9/30/2000              10,481                   10,487.58
   10/31/2000               9,924                   10,147.33
   11/30/2000               9,375                    9,686.87
   12/31/2000               9,665                   10,011.88
    1/31/2001               9,628                   10,162.06
    2/28/2001               8,829                    9,357.53
    3/31/2001               8,052                    8,696.08
    4/30/2001               8,545                    9,287.53
    5/31/2001               8,216                    9,031.06
    6/30/2001               7,902                    8,684.69
    7/31/2001               7,671                    8,491.46
    8/31/2001               7,424                    8,280.57
    9/30/2001               6,521                    7,402.09
   10/31/2001               6,633                    7,609.48
   11/30/2001               6,677                    7,957.52
   12/31/2001               6,775                    8,060.03
    1/31/2002               6,603                    7,714.84
    2/28/2002               6,707                    7,770.40
    3/31/2002               6,984                    8,192.50
    4/30/2002               6,991                    8,245.73
    5/31/2002               7,073                    8,335.55
    6/30/2002               6,804                    7,975.63
    7/31/2002               6,080                    7,198.36
    8/31/2002               5,960                    7,198.81
    9/30/2002               5,228                    6,435.95
   10/31/2002               5,505                    6,781.22
   11/30/2002               5,736                    7,107.32
   12/31/2002               5,550                    6,877.71
    1/31/2003               5,393                    6,636.26
    2/28/2003               5,326                    6,501.80
    3/31/2003               5,221                    6,375.68
    4/30/2003               5,639                    6,990.03
    5/31/2003               5,945                    7,435.34
    6/30/2003               6,095                    7,641.14
    7/31/2003               6,282                    7,844.75
    8/31/2003               6,461                    8,078.51
    9/30/2003               6,521                    8,304.70
   10/31/2003               6,946                    8,843.04
   11/30/2003               7,051                    9,035.86
   12/31/2003               7,614                    9,725.71
    1/31/2004               7,651                    9,881.91
    2/29/2004               7,681                   10,133.17
    3/31/2004               7,763                   10,195.52
    4/30/2004               7,517                    9,878.65
    5/31/2004               7,494                    9,909.91
    6/30/2004               7,681                   10,124.70
    7/31/2004               7,382                    9,829.65
    8/31/2004               7,449                    9,908.36
    9/30/2004               7,621                   10,226.93
   10/31/2004               7,913                   10,582.62
   11/30/2004               8,406                   11,317.16
   12/31/2004               8,802                   11,803.08
    1/31/2005               8,660                   11,599.80
    2/28/2005               9,071                   12,171.95
    3/31/2005               8,809                   11,841.78
    4/30/2005               8,682                   11,549.74
    5/31/2005               8,690                   11,622.10
    6/30/2005               8,809                   11,840.84
    7/31/2005               9,130                   12,277.72
    8/31/2005               9,497                   12,591.94
    9/30/2005               9,743                   13,241.46
   10/31/2005               9,504                   12,759.41
   11/30/2005               9,795                   13,188.40
   12/31/2005              10,535                   13,822.94
    1/31/2006              11,312                   14,786.72
    2/28/2006              11,125                   14,744.03
    3/31/2006              11,507                   15,172.28
    4/30/2006              12,201                   15,954.60
    5/31/2006              11,731                   15,219.04
    6/30/2006              11,559                   15,203.86
    7/31/2006              11,641                   15,359.40
    8/31/2006              11,895                   15,794.74
    9/30/2006              11,843                   15,804.99
   10/31/2006              12,179                   16,448.57
   11/30/2006              12,515                   17,045.76
   12/31/2006              12,844                   17,576.97
    1/31/2007              12,941                   17,642.62
    2/28/2007              12,904                   17,750.42
    3/31/2007              13,232                   18,250.54
    4/30/2007              13,658                   19,096.87
    5/31/2007              13,942                   19,620.31
    6/30/2007              14,122                   19,787.42
    7/31/2007              13,935                   19,731.01
    8/31/2007              13,778                   19,428.06
    9/30/2007              14,794                   20,714.61
   10/31/2007              15,743                   21,870.89
   11/30/2007              14,861                   20,888.14
   12/31/2007              14,779                   20,586.21
    1/31/2008              13,138                   18,594.31
    2/29/2008              13,424                   19,133.17
    3/31/2008              13,317                   18,720.59
    4/30/2008              14,240                   19,872.68
    5/31/2008              14,509                   20,217.05
    6/30/2008              13,440                   18,559.96
    7/31/2008              12,770                   17,896.20
    8/31/2008              12,003                   17,063.87
    9/30/2008              10,157                   14,505.91
   10/31/2008               7,741                   11,313.37
   11/30/2008               7,251                   10,663.57
   12/31/2008               7,498                   11,273.17
    1/31/2009               6,734                   10,279.55
    2/28/2009               6,180                    9,323.38
    3/31/2009               6,541                   10,076.07
    4/30/2009               7,297                   11,461.75
    5/31/2009               8,405                   13,030.65
    6/30/2009               8,279                   12,890.98
    7/31/2009               8,984                   14,155.15
    8/31/2009               9,161                   14,681.84
    9/30/2009               9,723                   15,439.09


                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
 International    Average            Average            Average            Average
     Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -9.79%    -4.28%   -8.60%    -4.85%   -5.80%    -4.86%   -4.12%    -4.12%
---------------------------------------------------------------------------------------------
5 Year Return      3.76%    27.58%    3.99%    23.62%    4.32%    23.53%    5.11%    28.30%
---------------------------------------------------------------------------------------------
10 Year Return    -0.28%     3.19%   -0.19%    -1.84%   -0.32%    -3.15%      N/A       N/A
---------------------------------------------------------------------------------------------
Since Inception*   0.68%    15.75%    0.75%    10.03%    0.45%     5.76%    4.82%    44.78%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica International Equity Class A returned -9.79% compared to 6.43% for the MSCI All Country World ex-U.S. Index (Gross). (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Value Fund

For the annual period ended September 30, 2009, the SunAmerica Value Fund's Class A shares returned -13.24% (before maximum sales charge), underperforming its Russell 1000 Value Index* benchmark, which returned -10.62% during the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio manager sought to maintain a relatively defensive posture and as the stock market improved, the Fund's Class A shares returned 9.43% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the benchmark returned 14.85%.

Although the stock market staged an impressive rally during the second half of the annual period, it masked the volatile conditions which characterized the marketplace during the past twelve months. The fiscal year began on a precarious note as the economy continued to weaken due to slower consumer spending, contraction of credit, and declining corporate earnings. The first calendar quarter of 2009 was also a challenging time for investors as Gross Domestic Product (GDP) contracted sharply, unemployment rose, consumer confidence plummeted and the equity markets declined.

The U.S. equity markets rebounded significantly during the second half of the annual period and was driven by improved investor optimism following the announcement of significant economic stimulus and initiatives. Investors also responded positively to the stabilization in the credit markets and overall economy, as well as an improved corporate earnings outlook. Despite the significant second half 2009 rally, most domestic indices finished the fiscal year with negative returns.

Stock selection in the Industrials, Utilities, Consumer Staples, and Healthcare sectors contributed to the Fund's performance. An overweight allocation to the Information Technology sector also proved beneficial. On the other hand, stock selection in the Financials, Materials, Energy and Consumer Discretionary sectors were the largest detractors from the Fund's performance. Underweight positions in the Materials, Financials and Energy sectors also were detractors from the Fund's performance relative to the benchmark.

Top-performing investments for the year included Goodrich Corp., eBay Inc., Union Pacific Corp., Gap Inc., and Archer Daniels Midland Co. The positions which detracted most significantly from the Fund's performance included Citigroup Inc., U.S. Bancorp, ConocoPhillips, Bank of America Corp., and State Street Corp.
--------
Past performance is no guarantee of future results.

* The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Value Fund Class A shares would have increased to $14,016. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $12,916.

                                     [CHART]
                   Date          Value Class A/#/     Russell 1000 Value Index
                   ----          --------------     ------------------------
                 9/30/1999           $9,424                  $10,000.00
                10/31/1999            9,779                   10,575.55
                11/30/1999            9,854                   10,492.77
                12/31/1999           10,127                   10,543.39
                 1/31/2000            9,829                   10,199.53
                 2/29/2000            9,609                    9,441.78
                 3/31/2000           10,524                   10,593.79
                 4/30/2000           10,414                   10,470.42
                 5/31/2000           10,524                   10,580.79
                 6/30/2000           10,372                   10,097.37
                 7/31/2000           10,256                   10,223.70
                 8/31/2000           10,969                   10,792.63
                 9/30/2000           10,683                   10,891.37
                10/31/2000           10,841                   11,159.07
                11/30/2000           10,463                   10,744.74
                12/31/2000           11,165                   11,283.12
                 1/31/2001           11,419                   11,326.45
                 2/28/2001           10,939                   11,011.52
                 3/31/2001           10,513                   10,622.41
                 4/30/2001           11,028                   11,143.34
                 5/31/2001           11,316                   11,393.72
                 6/30/2001           11,255                   11,140.60
                 7/31/2001           11,316                   11,117.34
                 8/31/2001           11,062                   10,671.98
                 9/30/2001           10,356                    9,920.87
                10/31/2001           10,362                    9,835.48
                11/30/2001           11,021                   10,407.28
                12/31/2001           11,424                   10,652.39
                 1/31/2002           11,302                   10,570.32
                 2/28/2002           11,410                   10,587.29
                 3/31/2002           11,812                   11,088.18
                 4/30/2002           11,554                   10,707.92
                 5/31/2002           11,669                   10,761.60
                 6/30/2002           11,223                   10,143.68
                 7/31/2002           10,605                    9,200.73
                 8/31/2002           10,699                    9,270.21
                 9/30/2002            9,973                    8,239.48
                10/31/2002           10,512                    8,849.91
                11/30/2002           10,993                    9,407.42
                12/31/2002           10,740                    8,998.81
                 1/31/2003           10,454                    8,780.95
                 2/28/2003           10,214                    8,546.86
                 3/31/2003           10,274                    8,561.07
                 4/30/2003           10,995                    9,314.63
                 5/31/2003           11,663                    9,915.90
                 6/30/2003           11,655                   10,039.88
                 7/31/2003           11,715                   10,189.38
                 8/31/2003           11,940                   10,348.16
                 9/30/2003           11,888                   10,247.18
                10/31/2003           12,256                   10,874.31
                11/30/2003           12,428                   11,021.82
                12/31/2003           13,228                   11,701.21
                 1/31/2004           13,244                   11,906.96
                 2/29/2004           13,512                   12,162.15
                 3/31/2004           13,394                   12,055.71
                 4/30/2004           13,394                   11,761.07
                 5/31/2004           13,386                   11,881.01
                 6/30/2004           13,733                   12,161.74
                 7/31/2004           13,551                   11,990.42
                 8/31/2004           13,693                   12,160.94
                 9/30/2004           13,946                   12,349.45
                10/31/2004           14,198                   12,554.75
                11/30/2004           14,821                   13,189.49
                12/31/2004           15,306                   13,631.17
                 1/31/2005           15,120                   13,389.20
                 2/28/2005           15,500                   13,832.94
                 3/31/2005           15,403                   13,643.13
                 4/30/2005           15,147                   13,398.78
                 5/31/2005           15,421                   13,721.33
                 6/30/2005           15,483                   13,871.55
                 7/31/2005           15,800                   14,272.88
                 8/31/2005           15,730                   14,210.81
                 9/30/2005           15,906                   14,410.34
                10/31/2005           15,562                   14,044.35
                11/30/2005           16,021                   14,503.60
                12/31/2005           15,955                   14,592.68
                 1/31/2006           16,288                   15,159.44
                 2/28/2006           16,421                   15,251.96
                 3/31/2006           16,563                   15,458.59
                 4/30/2006           16,953                   15,851.43
                 5/31/2006           16,573                   15,451.01
                 6/30/2006           16,696                   15,549.85
                 7/31/2006           17,134                   15,927.77
                 8/31/2006           17,371                   16,194.36
                 9/30/2006           17,818                   16,517.18
                10/31/2006           18,340                   17,057.84
                11/30/2006           18,587                   17,447.24
                12/31/2006           19,042                   17,838.89
                 1/31/2007           19,159                   18,067.02
                 2/28/2007           18,743                   17,785.36
                 3/31/2007           18,999                   18,060.33
                 4/30/2007           19,779                   18,727.71
                 5/31/2007           20,516                   19,403.20
                 6/30/2007           20,174                   18,949.83
                 7/31/2007           19,554                   18,073.51
                 8/31/2007           20,024                   18,276.04
                 9/30/2007           20,633                   18,903.78
                10/31/2007           20,580                   18,905.87
                11/30/2007           19,629                   17,981.86
                12/31/2007           19,490                   17,807.98
                 1/31/2008           18,742                   17,094.71
                 2/29/2008           17,892                   16,378.48
                 3/31/2008           17,841                   16,255.33
                 4/30/2008           18,399                   17,047.71
                 5/31/2008           18,615                   17,020.65
                 6/30/2008           16,878                   15,391.41
                 7/31/2008           16,878                   15,335.85
                 8/31/2008           17,284                   15,596.37
                 9/30/2008           16,180                   14,450.49
                10/31/2008           13,670                   11,948.93
                11/30/2008           12,668                   11,092.09
                12/31/2008           12,808                   11,246.04
                 1/31/2009           11,470                    9,952.87
                 2/28/2009           10,015                    8,623.06
                 3/31/2009           10,847                    9,360.36
                 4/30/2009           11,639                   10,363.71
                 5/31/2009           12,470                   11,004.56
                 6/30/2009           12,419                   10,923.30
                 7/31/2009           13,198                   11,817.38
                 8/31/2009           13,718                   12,435.50
                 9/30/2009           14,016                   12,915.95


                       Class A            Class B           Class C++           Class I            Class Z
                  ------------------ ------------------ ------------------ ------------------ ------------------
                  Average            Average            Average            Average            Average
     Value        Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -18.24%  -13.24%   -17.17%  -13.78%   -14.71%  -13.86%   -13.15%  -13.15%   -12.75%  -12.75%
----------------------------------------------------------------------------------------------------------------
5 Year Return      -1.08%    0.51%    -0.77%   -2.58%    -0.54%   -2.67%     0.20%    1.01%     0.68%    3.43%
----------------------------------------------------------------------------------------------------------------
10 Year Return      3.43%   48.73%     3.51%   41.24%     3.38%   39.49%       N/A      N/A     4.64%   57.45%
----------------------------------------------------------------------------------------------------------------
Since Inception*    5.05%   99.91%     5.11%   89.92%     4.30%   69.67%     3.31%   29.15%     3.34%   45.83%
----------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01; Class Z: 04/03/98.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica Value Class A returned -18.24% compared to -10.62% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Disciplined Growth Fund

For the annual period ended September 30, 2009, the SunAmerica Disciplined Growth Fund's Class A shares returned -5.42%, (before maximum sales charge), underperforming its benchmark, the Russell 3000 Growth Index*, which returned -2.19% during the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio manager sought to maintain a relatively defensive posture and as the stock market improved, the Fund's Class A shares returned 20.62% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the benchmark returned 27.27%.

Overall, it was a challenging fiscal year for U.S. equities, as deteriorating corporate profits, tighter credit conditions and slowing consumer spending trends impaired the domestic economy during the first six months of the annual period. However, the stock market recovery, which began in the spring, accelerated in the final fiscal quarter as the Dow Jones Industrial Average
(DJIA) delivered a 15% gain--the largest quarterly gain since the second quarter of 1997.

Losses were widespread, as nearly every Russell 3000 Growth sector posted negative returns during the annual period, most notably Energy (6.72% Index weight) and Financials (4.84% Index weight), which returned -19.67% and -11.65%, respectively. The benchmark's largest sector, Information Technology (26.92% Index weight) was the only positive performer, returning 10.01%.

Stock selection was the primary source of Fund's underperformance relative to the benchmark during the annual period. Stock selection in the Consumer Discretionary, Information Technology, and Industrials sectors negatively impacted performance, as did underweight exposure to the Financials and Consumer Discretionary sectors. An overweight in the Energy sector also hindered results. Alternatively, performance benefited from stock selection in the Healthcare, Telecommunication Services, and Energy sectors. Underweight exposure to the Utilities sector also proved beneficial.

In terms of individual stock holdings, four technology companies headed the list of top-contributing holdings during the annual period, including Apple Inc., International Business Machines Corp., Google Inc., and Microsoft Corp. Schering-Plough Corp., a leading pharmaceutical producer, also performed well. On the other hand, investments in Bank of America Corp., Harris Corp., ExxonMobil Corp., Rent-A-Center Inc., and Iconix Brand Group Inc. hindered results.
--------
Past performance is no guarantee of future results.

* The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Disciplined Growth Fund Class A shares would be valued at $7,700. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index would be valued at $7,937.

                                    [CHART]


                  Disciplined      Russell 3000
                Growth Class A/#/  Growth Index
                    ----------     ------------
    9/30/1999        $9,425        $10000
   10/31/1999         9,942         10720.3
   11/30/1999        10,175         11335.54
   12/31/1999        10,575         12570.26
    1/31/2000        10,350         12014.69
    2/29/2000        10,262         12765.29
    3/31/2000        11,165         13487.23
    4/30/2000        10,568         12793.43
    5/31/2000        10,233         12116.71
    6/30/2000        10,466         13078
    7/31/2000        10,466         12492.67
    8/31/2000        11,078         13635.82
    9/30/2000        10,590         12386.95
   10/31/2000        10,590         11771.52
   11/30/2000         9,767         10009.42
   12/31/2000         9,781         9752.44
    1/31/2001        10,117         10434.23
    2/28/2001         9,148         8686.92
    3/31/2001         8,521         7752.93
    4/30/2001         9,192         8731.09
    5/31/2001         9,279         8627.03
    6/30/2001         9,060         8460.72
    7/31/2001         8,988         8213.66
    8/31/2001         8,485         7552.3
    9/30/2001         7,902         6767.25
   10/31/2001         8,041         7140.79
   11/30/2001         8,667         7820.88
   12/31/2001         8,725         7838.44
    1/31/2002         8,434         7690.38
    2/28/2002         8,237         7359.22
    3/31/2002         8,572         7639.08
    4/30/2002         7,917         7047.22
    5/31/2002         7,910         6858.99
    6/30/2002         7,349         6228.24
    7/31/2002         6,766         5843.48
    8/31/2002         6,839         5859.72
    9/30/2002         6,067         5263.32
   10/31/2002         6,555         5732.3
   11/30/2002         6,897         6059.49
   12/31/2002         6,511         5640.97
    1/31/2003         6,307         5503.03
    2/28/2003         6,220         5469.95
    3/31/2003         6,256         5570.54
    4/30/2003         6,773         5989.66
    5/31/2003         7,065         6312.64
    6/30/2003         7,123         6401.83
    7/31/2003         7,225         6583.63
    8/31/2003         7,320         6761.05
    9/30/2003         7,232         6681.34
   10/31/2003         7,640         7071.41
   11/30/2003         7,706         7157.17
   12/31/2003         8,128         7388.14
    1/31/2004         8,223         7556.74
    2/29/2004         8,325         7600.18
    3/31/2004         8,208         7472.65
    4/30/2004         8,084         7363.25
    5/31/2004         8,150         7501.17
    6/30/2004         8,296         7606.63
    7/31/2004         8,063         7155.74
    8/31/2004         8,135         7110.91
    9/30/2004         8,208         7204.1
   10/31/2004         8,274         7321.6
   11/30/2004         8,543         7603.9
   12/31/2004         8,800         7899.88
    1/31/2005         8,573         7628.35
    2/28/2005         8,705         7711.54
    3/31/2005         8,551         7558.26
    4/30/2005         8,360         7385.62
    5/31/2005         8,558         7756.29
    6/30/2005         8,521         7751.05
    7/31/2005         8,726         8144.01
    8/31/2005         8,602         8038.25
    9/30/2005         8,661         8077.61
   10/31/2005         8,478         7979.74
   11/30/2005         8,734         8333.22
   12/31/2005         8,943         8308.29
    1/31/2006        10,429         8511.23
    2/28/2006         9,922         8494.73
    3/31/2006        10,297         8646.69
    4/30/2006        10,694         8633.64
    5/31/2006        10,017         8310.76
    6/30/2006         9,988         8281.41
    7/31/2006         9,605         8099.97
    8/31/2006         9,716         8351.41
    9/30/2006         9,635         8566.39
   10/31/2006         9,870         8888.45
   11/30/2006        10,333         9067.9
   12/31/2006        10,355         9094.15
    1/31/2007        10,539         9322.41
    2/28/2007        10,370         9159.14
    3/31/2007        10,525         9211.68
    4/30/2007        10,760         9629.37
    5/31/2007        11,216         9983.26
    6/30/2007        11,216         9841.96
    7/31/2007        11,216         9658.39
    8/31/2007        11,951         9819.67
    9/30/2007        12,819         10220.5
   10/31/2007        13,606         10577.58
   11/30/2007        12,657         10159.43
   12/31/2007        12,709         10130.73
    1/31/2008        11,253         9329.36
    2/29/2008        11,267         9133.2
    3/31/2008        10,686         9077.76
    4/30/2008        11,495         9553.55
    5/31/2008        12,172         9918.64
    6/30/2008        11,253         9214.43
    7/31/2008        10,260         9067.93
    8/31/2008         9,958         9175.34
    9/30/2008         8,149         8114.72
   10/31/2008         6,715         6659.91
   11/30/2008         6,325         6109.84
   12/31/2008         6,384         6236.07
    1/31/2009         6,104         5923.14
    2/28/2009         5,612         5465.49
    3/31/2009         6,009         5953.17
    4/30/2009         6,524         6547.74
    5/31/2009         6,788         6867.05
    6/30/2009         6,906         6954.58
    7/31/2009         7,325         7451.92
    8/31/2009         7,436         7600.25
    9/30/2009         7,700         7936.75


                       Class A            Class B           Class C++
                  ------------------ ------------------ ------------------
  Disciplined     Average            Average            Average
     Growth       Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -10.89%   -5.42%   -9.85%    -6.10%   -6.93%    -5.99%
--------------------------------------------------------------------------
5 Year Return      -2.44%   -6.19%   -2.31%    -9.20%   -1.91%    -9.18%
--------------------------------------------------------------------------
10 Year Return     -2.58%  -18.29%   -2.50%   -22.41%   -2.63%   -23.40%
--------------------------------------------------------------------------
Since Inception*   -2.12%  -15.42%   -2.06%   -19.79%   -2.20%   -20.95%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 03/01/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2009, the SunAmerica Disciplined Growth Class A returned -10.89% compared to -2.19% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

Performance information that includes a period prior to May 15, 2007 reflects management of the Fund for such period in accordance with the investment goals and principal investment strategies and techniques ("policies") of the Fund as a tax managed fund. Accordingly, any such performance information may not reflect (or may only partially reflect) the management of the Fund in accordance with its current investment goals and policies, depending on the period shown.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica International Small-Cap Fund

For the annual period ended September 30, 2009, the SunAmerica International Small-Cap Fund's Class A shares returned 0.02% (before maximum sales charge), underperforming its MSCI EAFE Small Cap Index (Net)* benchmark, which returned 15.46% during the same period.

Not surprisingly, the first part of the annual reporting period (October 2008 through March 2009) was marred by the extraordinary economic circumstances, which presented a significant drag on performance. Accordingly, the portfolio managers sought to maintain a relatively defensive posture and as the stock market improved, the Fund's Class A shares returned 32.17% (before maximum sales charge) for the calendar year-to-date period through September 30, 2009, while the benchmark returned 48.31%.

In addition to high levels of market volatility, the annual period that ended September 30, 2009 was characterized by headline-grabbing macroeconomic and corporate events. At the onset, a growing credit crisis prompted central bankers to initiate a series of restorative measures such as concerted interest rate cuts, economic stimulus packages and nationalization of troubled financial companies.

The first quarter of 2009 began in a similar vein, as economic uncertainty and murky earnings forecasts undermined investors' confidence. However, in mid-March the markets began to rally, following positive pronouncements on the profitability of certain U.S. banks. At the same time, a number of financially-distressed companies in the Industrials and Materials sectors held successful rights issues, removing the immediate threat of bankruptcy, causing a dramatic rotation out of defensive sectors and into Financials and lowly-valued economically-sensitive industries.

The market rally continued during the final half of the annual period as improving economic conditions and earnings outlooks stoked investor confidence and risk appetite, particularly in the small-cap space. As a consequence, small-cap stocks outperformed large-caps by a significant margin in Europe and South-East Asia, whereas in Japan they performed broadly in-line with large-caps.

Since the equity market rally began in March 2009, stocks with high levels of operational and financial leverage have been favored by the market, and significantly out-performed higher quality stocks which were previously more representative of the Fund's holdings.

The Fund's performance was also affected by sector selection in each of its regional portions, with the main source of underperformance coming from Europe, where we were, in retrospect, too defensively positioned at the beginning of March. In Europe, performance was negatively impacted both by sector allocation and stock selection in Industrials, Information Technology, and Consumer Discretionary stocks. The Fund's performance was also affected by country selection, notably in the United Kingdom (U.K.) where a combination of stock selection and the weakening currency negatively impacted returns.

Contributors to performance included an overweight position and stock selection in Japanese Consumer Discretionary stocks, and the South-East Asian Information Technology, and Consumer Staples sectors. An underweight position in the Japanese Materials sector was another positive contributor to performance.

In terms of stock selection, top contributors to performance included FP Corp, (Japan/Materials), Azimut (Italy/Financials), Dai-Ichi Seiko (Japan/Information Technology), Diasorin (Italy/Healthcare), and Asiainfo Holdings
(China/Information Technology). Conversely, detractors from performance included Sarantis (Greece/Consumer Staples), Lamprell (UK/Energy), IG Group (UK/Financials), RPS (UK/Industrials), and QinetiQ (UK/Industrials).
--------
Past performance is no guarantee of future results.

Investing internationally involves special risks, such as currency fluctuations, and economic and political instability. Diversification does not insure against market loss.

* The Morgan Stanley Capital International Europe, Australasia, and the Far East ("MSCI EAFE") Small Cap Index (Net) is comprised of 40% of the full market capitalization of the eligible small cap universe with each industry group and each country in the MSCI EAFE Index. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since the Fund's inception on May 2, 2006, $10,000 invested in International Small-Cap Fund Class A shares would be valued at $6,359. The same amount invested in securities mirroring the performance of the MSCI EAFE Small-Cap Index (Net) would be valued at $8,141.

                                    [CHART]

                 International       MSCI EAFE Small-Cap
              Small-Cap Class A/#/       Index (Net)
              --------------------   -------------------
   5/1/2006        $ 9,427             $10,000.00
  5/31/2006          8,650               9,308.67
  6/30/2006          8,431               9,104.43
  7/31/2006          8,213               8,858.49
  8/31/2006          8,311               9,106.42
  9/30/2006          8,333               9,141.29
 10/31/2006          8,673               9,476.29
 11/30/2006          8,959               9,883.31
 12/31/2006          9,336              10,211.42
  1/31/2007          9,578              10,425.07
  2/28/2007          9,608              10,599.39
  3/31/2007          9,970              10,936.70
  4/30/2007         10,294              11,342.32
  5/31/2007         10,558              11,424.10
  6/30/2007         10,596              11,398.72
  7/31/2007         10,603              11,354.40
  8/31/2007         10,181              10,768.44
  9/30/2007         10,558              10,886.89
 10/31/2007         10,988              11,565.22
 11/30/2007         10,113              10,733.05
 12/31/2007          9,712              10,359.07
  1/31/2008          8,675               9,348.05
  2/29/2008          8,896               9,744.98
  3/31/2008          8,980               9,712.98
  4/30/2008          9,163               9,938.55
  5/31/2008          9,422              10,105.13
  6/30/2008          8,743               9,273.88
  7/31/2008          8,195               8,849.97
  8/31/2008          7,569               8,510.06
  9/30/2008          6,357               7,050.53
 10/31/2008          4,711               5,376.59
 11/30/2008          4,513               5,138.67
 12/31/2008          4,811               5,489.09
  1/31/2009          4,559               5,137.59
  2/28/2009          4,178               4,662.19
  3/31/2009          4,308               4,964.67
  4/30/2009          4,628               5,726.90
  5/31/2009          5,253               6,539.38
  6/30/2009          5,322               6,665.43
  7/31/2009          5,825               7,173.99
  8/31/2009          5,985               7,754.05
  9/30/2009          6,359               8,141


                       Class A            Class B            Class C
                  ------------------ ------------------ ------------------
 International    Average            Average            Average
   Small-Cap      Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      -5.74%    0.02%    -4.47%   -0.49%    -1.60%   -0.61%
--------------------------------------------------------------------------
Since Inception*  -12.41%  -32.55%   -12.20%  -33.93%   -11.45%  -34.01%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 05/02/06.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

For the 12 month period ended September 30, 2009, the SunAmerica International Small-Cap Class A returned -5.74% compared to 15.46% for the MSCI EAFE Small-Cap Index (Net). (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

[LOGO]

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Trustees                   Shareholder Servicing      This report is submitted
 Samuel M. Eisenstat       Agent                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 Jeffrey S. Burum           3200 Plaza 5              other than shareholders
 William J. Shea            Jersey City, NJ           of the Funds is
                              07311-4992              authorized only in
Officers                                              con-nection with a
 John T. Genoy, President  Custodian and Transfer     currently effective
   and Chief Executive     Agent                      pro-spectus, setting
   Officer                  State Street Bank and     forth details of the
 Donna M. Handel,             Trust Company           Funds, which must precede
   Treasurer                P.O. Box 5607             or accom-pany this report.
 Timothy P. Pettee, Vice    Boston, MA 02110
   President                                          DELIVERY OF SHAREHOLDER
 James Nichols, Vice       VOTING PROXIES ON TRUST    DOCUMENTS
   President               PORTFOLIO SECURITIES       The Funds have adopted a
 Cynthia A. Skrehot, Vice  A description of the       policy that allows them
   President and Chief     policies and procedures    to send only one copy of
   Compliance Officer      that the Trust uses to     a Fund's prospectus,
 Gregory N. Bressler,      determine how to vote      proxy material, annual
   Chief Legal Officer     proxies relating to        report and semi-annual
   and Secretary           securities held in a       report (the "shareholder
 Gregory R. Kingston,      Fund's portfolio which is  documents") to
   Vice President and      available in the Trust's   shareholders with
   Assistant Treasurer     Statement of Additional    multiple accounts
 Kathleen Fuentes,         Information, may be        residing at the same
   Assistant Secretary     obtained without charge    "household." This
 John E. McLean,           upon request, by calling   practice is called
   Assistant Secretary     (800) 858-8850. This       householding and reduces
 Nori L. Gabert, Vice      in-formation is also       Fund expenses, which
   President and           available from the EDGAR   benefits you and other
   Assistant Secretary     database on the U.S.       shareholders. Unless the
 Matthew Hackethal,        Securities and Ex-change   Funds receive
   Anti-Money Laundering   Commission's website at    instructions to the
   Compliance Officer      http://www.sec.gov.        con-trary, you will only
 John E. Smith Jr.,                                   receive one copy of the
   Assistant Treasurer     PROXY VOTING RECORD ON     shareholder documents.
                           SUNAMERICA EQUITY FUNDS    The Funds will continue
Investment Adviser         Information regarding how  to household the
 SunAmerica Asset          SunAmerica Equity Funds    share-holder documents
   Management Corp.        voted proxies relating to  indefinitely, until we
 Harborside Financial      securities held in         are instructed otherwise.
   Center                  SunAmerica Equity Funds    If you do not wish to
 3200 Plaza 5              during the most recent     participate in
 Jersey City, NJ           twelve month period ended  householding, please
   07311-4992              June 30 is available,      contact Shareholder
                           once filed with the U.S.   Services at (800)
Distributor                Securities and Exchange    858-8850 ext. 6010 or
 SunAmerica Capital        Commission, without        send a written request
   Services, Inc.          charge, upon request, by   with your name, the name
 Harborside Financial      calling (800) 858-8850 or  of your fund(s) and your
   Center                  on the U.S. Securities     account number(s) to
 3200 Plaza 5              and Exchange Commission's  SunAmerica Mutual Funds
 Jersey City, NJ           website at                 c/o BFDS, P.O. Box
   07311-4992              http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange
                           Commission for its first
                           and third fiscal quarters
                           on Form N-Q. The Trust's
                           Forms N-Q are available
                           on the U.S. Securities
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                          1   Go to
                              www.sunamericafunds.com

                          2   Click on the link to
                              "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

For information on receiving this report online, see inside back cover. Funds distributed by SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQANN - 9/09

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         The SunAmerica Equity Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2009, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                2008               2009
         (a) Audit Fees ....................$  236,700         $  236,700
         (b) Audit-Related Fees ............$        0         $        0
         (c) Tax Fees ......................$        0         $        0
         (d) All Other Fees ................$        0         $        0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                2008              2009
         (b) Audit-Related Fees ............$         0       $         0
         (c) Tax Fees ......................$         0       $         0
         (d) All Other Fees ................$         0       $         0

         On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as principal accountant for the SunAmerica Equity Funds. On March 5, 2008, the Board of Trustees of the SunAmerica Equity Funds selected
         PricewaterhouseCoopers, LLP as principal accountant.

         In addition, E&Y is performing tax services for the registrant. For the fiscal years ended 2009 and 2008, the fees for these tax services were $116,075 for each year.

    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2009 and 2008 were $206,850 and $485,370, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: December 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------
    John T. Genoy
    President

Date: December 7, 2009

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 7, 2009